Registration No. 33-12866

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D. C. 20549
                                    --------

                       POST-EFFECTIVE AMENDMENT NO. 25 TO

                                    FORM N-1A

                             REGISTRATION STATEMENT

                                      under

                           THE SECURITIES ACT OF 1933

                                       and

                             REGISTRATION STATEMENT

                                      under

                       THE INVESTMENT COMPANY ACT OF 1940
                                    --------

                           PRINCIPAL BALANCED FUND, INC.
                Exact name of Registrant as specified in Charter)

                          The Principal Financial Group
                             Des Moines, Iowa 50392
                    (Address of principal executive offices)
                                    --------

                         Telephone Number (515) 248-3842
                                    --------

MICHAEL D. ROUGHTON                      Copy to:
The Principal Financial Group            JOHN W. BLOUCH, L.L.P.
Des Moines, Iowa  50392                  Suite 405 West
                                         1025 Thomas Jefferson Street, N.W.
                                         Washington, DC  20007-0805

                     (Name and address of agent for service)
                                   ----------

It is  proposed that this filing will become effective (check appropriate box)

      _____   immediately upon filing pursuant to paragraph (b) of Rule 485
      _____   on (date) pursuant to paragraph (b) of Rule 485
      __X__   60 days after filing  pursuant to  paragraph  (a)(1) of Rule 485
      _____   on (date) pursuant  to  paragraph (a)(1) of Rule 485
      _____   75 days  after  filing pursuant  to  paragraph  (a)(2) of Rule 485
      _____   on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

      _____ This post-effective amendment designates a new effective date for a previously filed post-effective amendment.
                                   ----------



                             PRINCIPAL MUTUAL FUNDS




DOMESTIC GROWTH-ORIENTED FUNDS

Principal Balanced Fund, Inc.
Principal Blue Chip Fund, Inc.
Principal Capital Value Fund, Inc.
Principal Growth Fund, Inc.
Principal LargeCap Stock Index Fund, Inc.
Principal MidCap Fund, Inc.
Principal Real Estate Fund, Inc.
Principal SmallCap Fund, Inc.
Principal Utilities Fund, Inc.

INTERNATIONAL GROWTH-ORIENTED FUNDS

Principal International Emerging Markets Fund, Inc.
Principal International Fund, Inc.
Principal International SmallCap Fund, Inc.

PARTNERS FUNDS

Principal Partners Aggressive Growth Fund, Inc.
Principal Partners LargeCap Growth Fund, Inc.
Principal Partners MidCap Growth Fund, Inc.

INCOME-ORIENTED FUNDS

Principal Bond Fund, Inc.
Principal Government Securities Income Fund, Inc.
Principal High Yield Fund, Inc.
Principal Limited Term Bond Fund, Inc.
Principal Tax-Exempt Bond Fund, Inc.

MONEY MARKET FUND

Principal Cash Management Fund, Inc.


This Prospectus describes mutual funds organized by Principal Life Insurance Company. The Funds provide a choice of investment objectives through Domestic Growth-Oriented Funds, International Growth-Oriented Funds, Income-Oriented Funds and a Money Market Fund.




                The   date   of   this    Prospectus    is  ____________.



Neither the Securities and Exchange Commission nor any State Securities Commission has approved or disapproved of these securities or determined if this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

                                                 TABLE OF CONTENTS

Fund Descriptions..............................................4
   Domestic Growth-Oriented Funds..............................6
     Balanced Fund.............................................6
     Blue Chip Fund............................................8
     Capital Value Fund.......................................10
     Growth Fund .............................................12
     LargeCap Stock Index Fund................................20
     MidCap Fund..............................................14
     Real Estate Fund.........................................16
     SmallCap Fund............................................18
     Utilities Fund...........................................20

   International Growth-Oriented Funds........................22
     International Emerging Markets Fund......................22
     International Fund.......................................24
     International SmallCap Fund..............................26

   Income Funds...............................................28
     Bond Fund................................................28
     Government Securities Income Fund........................30
     High Yield Fund..........................................32
     Limited Term Bond Fund...................................34
     Tax-Exempt Bond Fund.....................................36

   Money Market Fund..........................................38
     Cash Management Fund.....................................38

   Partners Funds.............................................28
     Partners Aggressive Growth Fund..........................16
     Partners LargeCap Growth Fund............................16
     Partners MidCap Growth Fund..............................16

The Costs of Investing.........................................7

Certain Investment Strategies and Related Risks...............13

Management, Organization and Capital Structure................15

Pricing of Fund Shares........................................16

Dividends and Distributions...................................16

How To Buy Shares.............................................17

How To Redeem (Sell) Shares...................................19

How To Exchange Shares Among Principal Mutual Funds...........21

General Information about a Fund Account......................22

Financial Highlights..........................................63

FUND DESCRIPTIONS.

The Principal Mutual Funds have four categories of funds: domestic growth-oriented funds, international growth-oriented funds, income-oriented funds and Partners Funds (sub-advised by investment professionals not affiliated with the Principal Financial Group). Principal Management Corporation, the Manager of each of the Funds, selects Sub-Advisors based on the advisor's investment philosophy. The Manager seeks to provide a full range of investment approaches through the Principal Mutual Funds.

     Fund                                                   Sub-Advisor
     Balanced, Blue Chip, Capital Value,                    Invista Capital
     Government Securities Income, Growth,                  Management, LLC
     International, International Emerging Markets,         ("Invista")
     International SmallCap, LargeCap Stock Index,
     Limited Term Bond, MidCap, SmallCap and Utilities

     Partners Aggressive Growth                             Morgan Stanley
                                                            Asset Management
                                                           ("Morgan Stanley")

     Partners LargeCap Growth                               Duncan-Hurst
                                                            Capital Management
                                                            Inc.("Duncan-Hurst")

     Partners MidCap Growth                                 Turner Investment
                                                            Partners, Inc.
                                                            ("Turner")

Three  classes  of each  of  these  Funds  shares  are  available  through  this
Prospectus:
o Class A shares are generally sold with a sales charge that is a variable percentage based on the amount of the purchase;
o Class B shares are not subject to a sales charge at the time of purchase but are subject to a contingent deferred sales charge ("CDSC") on shares redeemed within six years of purchase; and
o Class C shares are sold without a sales charge at the time of purchase but are subject to a CDSC on shares redeemed within one year of purchase.

In the description for each Fund, you will find important  information about the
Fund's:

Primary investment strategy
This section summarizes how the Fund intends to achieve its investment objective. It identifies the Fund's primary investment strategy (including the type or types of securities in which the Fund invests) and any policy to concentrate in securities of issuers in a particular industry or group of industries.

Annual operating expenses
Annual operating expenses for each Fund are deducted from Fund assets (stated as a percentage of Fund assets) and are shown as of the end of the most recent fiscal year (estimates of expenses are shown for the new Funds). Examples are provided which are intended to help you compare the cost of investing in a particular fund with the cost of investing in other mutual funds. The examples assume you invest $10,000 in a Fund for the time periods indicated. The first three lines of each example assume that you redeem all of your shares at the end of those time periods. The second three assume that you do not redeem your shares at the end of the periods. The examples also assume that your investment has a 5% return each year and that the Fund's operating expenses are the same as the most recent fiscal year expenses. Although your actual costs may be higher or lower, based on these assumptions, your costs would be as shown.

Day-to-day fund management
The investment professionals who manage the assets of each Fund are listed with each Fund. Backed by their staff of experienced securities analysts, they provide the Funds with professional investment management.



Fund Performance

As certain Funds have not been offered before, no historical information is available for those Funds. If historical data is available, the Fund's description includes a set of tables and a bar chart.

The bar chart is included to provide you with an indication of the risks involved when you invest. The chart shows changes in the Fund's performance from year to year. The performance reflected in the chart does not include a sales charge, which would make the returns less than those shown. Fund shares are generally sold subject to a sales charge.

One of the tables compares the Fund's average annual returns with:

o a broad-based securities market index (An index measures the market price of a specific group of securities in a particular market of securities in a market sector. You cannot invest directly in an index. An index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower.); and

o an average of mutual funds with a similar investment objective and management style. The averages used are prepared by independent statistical services.

The other table provides the highest and lowest quarterly rate of return for the Fund's Class A shares over a given period.

A Fund's past performance is not necessarily an indication of how the Fund will perform in the future.

You may call Principal Mutual Funds (1-800-247-4123) to get the current 7-day yield for the Cash Management Fund.

NOTE: Investments in these Funds are not deposits of a bank and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

         No salesperson, dealer or any other person is authorized to give information or make representations about a Fund other than those contained in this Prospectus. Information or representations from unauthorized parties may not be relied upon as having been made by a Fund, the Manager or any Sub-Advisor.


DOMESTIC GROWTH-ORIENTED FUND

PRINCIPAL BALANCED FUND, INC.
The Fund seeks to generate a total investment return consisting of current income and capital appreciation while assuming reasonable risks in furtherance of the investment objective.

Main Strategies
The Fund invests primarily in common stocks and corporate bonds. It may also invest in other equity securities, government bonds and notes (obligations of the U.S. government or its agencies) and cash. Though the percentages in each category are not fixed, common stocks generally represent 40% to 70% of the Fund's assets. The remainder of the Fund's assets are invested in bonds and cash.

In selecting common stocks, the Sub-Advisor, Invista, looks for companies that have predictable earnings and which, based on growth prospects, it believes are undervalued in the marketplace. Invista buys stocks with the objective of long-term capital appreciation. From time to time, Invista purchases stocks with the expectation of price appreciation over the short term. In response to changes in economic conditions, Invista may change the make-up of the portfolio and emphasize different market sectors by buying and selling the portfolio's stocks.

The Fund generates interest income by investing in bonds and notes. Bonds and notes are also purchased for capital appreciation purposes when Invista thinks that declining interest rates may increase market value. Deep discount bonds (those which sell at a substantial discount from their face amount) are also purchased to generate capital appreciation. The Fund may invest in bonds with speculative characteristics but does not intend to invest more than 5% of its assets in securities rated below BBB by S&P or Baa by Moody's. Fixed income securities that are not investment grade are commonly referred to as "junk bonds" or high yield securities. These securities offer a higher yield than other, higher rated securities, but they carry a greater degree of risk and are considered speculative by the major credit rating agencies.

Main Risks
The value of the stocks owned by the Fund changes on a daily basis. Stock prices reflect the activities of individual companies and general market and economic conditions. In the short term, stock prices can fluctuate dramatically in response to these factors.

Bond values change daily. Their prices reflect changes in interest rates, market conditions and announcements of other economic, political or financial information. When interest rates fall, the price of a bond rises and when interest rates rise, the price declines. As with all mutual funds, the value of the Fund's assets may rise or fall. If you sell your shares when their value is less than the price you paid, you will lose money.


Investor Profile
The Fund is generally a suitable investment if you are seeking long-term growth but who are uncomfortable accepting the risks of investing entirely in common stocks.


The Fund's past performance is not predictive of future performance. The bar chart and tables provide some indication of the risks of investing in the Fund by showing changes in the Fund's Class A share performance from year to year.

Annual Total Returns

"1990"  -5.18
"1991"  31.72
"1992"  10.47
"1993"  9.01
"1994"  -3.38
"1995"  23.39
"1996"  13
"1997"  17.29
"1998"  11.2
"1999"

Calendar Years Ended December 31



The year-to-date return as of December 31, 1999 for Class A shares is _____% and for Class B shares is _____%. The cumulative return for Class C shares form June 30, 1999 through December 31, 1999 is -----%.

The fund's highest/lowest quarterly results during this time period were:

        Highest      .% (quarter ended )
        Lowest       .% (quarter ended )


      Average annual total returns for the period ending December 31, 1999

This table shows how the Fund's average annual returns compare with those of a broad-based securities market index and an index of funds with similar investment objectives.

              Past One Past Five Past Ten                                                    Past One Past Five Past Ten
                Year     Years    Years                                                        Year     Years    Years

     Class A      %        %        %         S&P 500  Stock  Index                              %        %         %
     Class B               *        --        Lehman  Brothers Government/Corporate  Bond Index
     Class C      **                          Lipper  Balanced Fund Average *

     * Period from December 9, 1994, date Class B shares first offered to the public, through December 31, 1999.
     ** Period from June 30, 1999, date Class C shares first offered to the public, through December 31, 1999.

Fund Operating Expenses

                                    Class A   Class B  Class C
     Management Fees................   %        %         %
     12b-1 Fees.....................
     Other Expenses.................

       Total Fund Operating Expenses   %        %         %

     * Total Fund Operating Expenses for Class A and Class B shares are for the year ended October 31, 1999. Expenses for Class C shares are for the period from June 30, 1999 through December 31, 1999.


                                    Examples

The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                           1 Year  3 Years  5 Years 10 Years
  ----------------------------------------------------------
       Class A                 $        $       $         $
       Class B
       Class C
    You would pay the  following  expenses if you did not redeem your shares:
       Class A
       Class B
       Class C

                           Day-to-day Fund Management


Since October 1998        Co-Manager: Douglas D. Herold, CFA. Portfolio Manager of Invista Capital
                          Management, LLC  since 1996. Prior thereto, Securities Analyst from 1993-1996.

Since December 1997       Co-Manager: Martin J. Schafer, Portfolio Manager of Invista Capital Management,
                          LLC since 1992.

Since April 1993          Co-Manager: Judith A. Vogel, CFA. Portfolio Manager of Invista Capital Management,
                          LLC since 1987.



DOMESTIC GROWTH-ORIENTED FUND

PRINCIPAL BLUE CHIP FUND, INC.
The Fund seeks to achieve growth of capital and growth of income by investing primarily in common stocks of well capitalized, established companies.

Main Strategies
The Fund invests primarily in common stocks of large, established companies. The Sub-Advisor, Invista, selects the companies it believes to have the potential for growth of capital, earnings and dividends. Under normal market conditions, the Fund invests at least 65% (and may invest up to 100%) of its assets in blue chip companies. Blue chip companies are easily identified by:
              o        size (market capitalization of at least $1 billion)
              o        established history of earnings and dividends
              o        easy access to credit
              o        good industry position
              o        superior management structure

In addition, the large market of publicly held shares for these companies and their generally high trading volume results in a relatively high degree of liquidity for these stocks.

Invista may invest up to 35% of Fund assets in equity securities, other than common stocks, issued by blue chip companies and in equity securities of companies that do not fit the blue chip definition. It may also invest up to 5% of Fund assets in securities of unseasoned issuers, which are more speculative than blue chip company securities. While small, unseasoned companies may offer greater opportunities for capital growth than larger, more established companies, they also involve greater risks and should be considered speculative.

Up to 20% of Fund assets may be invested in foreign securities. The issuers of the foreign securities do not have to meet the criteria for blue chip companies. In addition, foreign securities carry risks that are not generally found in stocks of U.S. companies. These include the risk that a foreign security could lose value as a result of political, financial and economic events in foreign countries. In addition, foreign securities may be subject to securities regulators with less stringent accounting and disclosure standards than are required of U.S. companies.

Main Risks
The value of the stocks owned by the Fund changes on a daily basis. The current price reflects the activities of individual companies and general market and economic conditions. In the short term, stock prices can fluctuate dramatically in response to these factors. Because of these fluctuations, as with all mutual funds, the value of the Fund's assets may rise or fall. If you sell your shares when their value is less than the price you paid, you will lose money.

Investor Profile
The Fund is generally a suitable investment if you are seeking long-term growth and are willing to accept the risks of investing in common stocks but prefer investing in larger, established companies.

The Fund's past performance is not predictive of future performance. The bar chart and tables provide some indication of the risks of investing in the Fund by showing changes in the Fund's Class A share performance from year to year.

Annual Total Returns
"1992"  6.09
"1993"  2.62
"1994"  3.36
"1995"  33.19
"1996"  16.78
"1997"  26.25
"1998"  16.55
"1999"

Calendar Years Ended December 31


The year-to-date return as of December 31, 1999 for Class A shares is _____% and for Class B shares is _____%. The cumulative return for Class C shares form June 30, 1999 through December 31,1 1999 is -----%.

The fund's highest/lowest quarterly results during this time period were:

     Highest      .% (quarter ended )
     Lowest       .% (quarter ended )


      Average annual total returns for the period ending December 31, 1999

This table shows how the Fund's average annual returns compare with those of a broad-based securities market index and an index of funds with similar investment objectives.

              Past One Past Five Past Ten                                                    Past One Past Five Past Ten
                Year     Years    Years                                                        Year     Years    Years

     Class A     %        %       %*             S&P 500 Stock Index                            %        %        %
     Class B             **       --             Lipper Large-Cap Value Fund Average
     Class C     ***

     * Period from March 1, 1991, date Class A shares first offered to the public, through December 31, 1999. ** Period from December 9, 1994, date Class B shares first offered to the public, through December 31, 1999. *** Period from June 30, 1999, date Class C shares first offered to the public, through December 31, 1999.


                            Fund Operating Expenses*


                                  Class A   Class B Class C
   Management Fees**.............   %         %       %
   12b-1 Fees....................
   Other Expenses................

       Total Fund Operating Expenses %        %       %

   * Total Fund Operating Expenses for Class A and Class B shares are for the period ended October 31, 1999. Expenses for Class C shares are for the period from June 30, 1999 through December 31, 1999

   **The  Manager  has  agreed to waive a portion  of its fee for the Fund.  The
     Manager intends to continue the waiver and, if necessary, pay expenses normally payable by the Fund through the period ending October 31, 2000. The waiver will maintain a total level of operating expenses a (expressed as percent of average net assets attributable to a Class on an annualized basis) not to exceed: 1.20% for Class A Shares; 1.95% for Class B Shares; and 1.95% for Class C shares. Theeffect of the waiver is to reduce the Fund's annual operating expenses.


                                    Examples

The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                         1 Year  3 Years  5 Years 10 Years
 ---------------------------------------------------------
     Class A                 $       $         $        $
     Class B
     Class C
  You would  pay the  following  expenses  if you did not  redeem  your shares:
     Class A
     Class B
     Class C



                           Day-to-day Fund Management

Since March 1991    Mark T. Williams, CFA. Portfolio Manager of Invista Capital
(Fund's inception)  Management, LLC  since 1991.

DOMESTIC GROWTH-ORIENTED FUND

PRINCIPAL CAPITAL VALUE FUND, INC.
The  Fund  seeks  to  achieve  primarily  long-term  capital   appreciation  and
secondarily growth of investment income through the purchase primarily of common stocks, but the Fund may invest in other securities.

Main Strategies
The Fund invests primarily in common stocks. It may also invest in other equity securities. To achieve its investment objective, the Sub-Advisor, Invista, invests primarily in securities that have "value" characteristics. This process is known as "value investing." Value stocks tend to have higher yields and lower price to earnings (P/E) ratios than other stocks.

Securities chosen for investment may include those of companies which Invista believes can be expected to share in the growth of the nation's economy over the long term. The current price of the Fund's assets reflect the activities of the individual companies and general market and economic conditions. In the short term, stock prices can fluctuate dramatically in response to these factors. Because of these fluctuations, principal values and investment returns vary.

In making selections for the Fund's investment portfolio, Invista uses an approach described as "fundamental analysis." The basic steps involved in this analysis are:

     o Research. Invista researches economic prospects over the next one to two years rather than focusing on near term expectations. This approach is designed to provide insight into a company's real growth potential.

     o Valuation. The research findings allow Invista to identify the prospects for the major industrial, commercial and financial segments of the economy. Invista looks at such factors as demand for products, capacity to produce, operating costs, pricing structure, marketing techniques, adequacy of raw materials and components, domestic and foreign competition and research productivity. It then uses this information to judge the prospects for each industry for the near and intermediate term.

     o Ranking. Invista then ranks the companies in each industry group according to their relative value. The greater a company's estimated worth compared to the current market price of its stock, the more undervalued the company. Computer models help to quantify the research findings.

     o Stock selection. Invista buys and sells stocks according to the Fund's own policies using the research and valuation rankings as a basis. In general, Invista buys stocks that are identified as undervalued and considers selling them when they appear overvalued. Along with attractive valuation, other factors may be taken into account such as:
         o events that could cause a stock's price to rise or fall; o anticipation of high potential reward compared to potential risk; and o belief that a stock is temporarily mispriced because of market overreactions.

Main Risks
The value of the stocks owned by the Fund changes on a daily basis. The current price reflects the activities of individual companies and general market and economic conditions. In the short term, stock prices can fluctuate dramatically in response to these factors. As with all mutual funds, the value of the Fund's assets may rise or fall. If you sell your shares when their value is less than the price you paid, you will lose money.

Investor Profile
The Fund is generally a suitable investment if you are seeking long-term growth, and are willing to accept the risks of investing in common stocks but also prefer investing in companies that appear to be considered undervalued relative to similar companies.

The Fund's past performance is not predictive of future performance. The bar chart and tables provide some indication of the risks of investing in the Fund by showing changes in the Fund's Class A share performance from year to year.

Annual Total Returns

"1990"  -10.64
"1991"  37.21
"1992"  9.09
"1993"  7.56
"1994"  0.21
"1995"  31.9
"1996"  23.42
"1997"  28.69
"1998"  12.13
"1999"

  Calendar Years Ended December 31


The year-to-date return as of December 31, 1999 for Class A shares is _____% and for Class B shares is _____%. The cumulative return for Class C shares form June 30, 1999 through December 31, 1999 is -----%.

The fund's highest/lowest quarterly results during this time period were:

      Highest      .% (quarter ended )
      Lowest       .% (quarter ended )


      Average annual total returns for the period ending December 31, 1999

This table shows how the Fund's average annual returns compare with those of a broad-based securities market index and an index of funds with similar investment objectives.

              Past One Past Five Past Ten                                                    Past One Past Five Past Ten
                Year     Years    Years                                                        Year     Years    Years

     Class A     %        %        %             S&P 500 Stock Index                            %        %        %
     Class B              *       --             Lipper Large-Cap Value Fund Average
     Class C     **

     * Period from December 9, 1994, date Class B shares first offered to the public, through December 31, 1999.
     ** Period from June 30, 1999, date Class C shares first offered to the public, through December 31, 1999.

Fund Operating Expenses*

                                      Class A  Class B  Class C

   Management Fees...............      %        %        %
   12b-1 Fees....................
   Other Expenses................

    Total Fund Operating Expenses        %        %        %

     * Total Fund Operating Expenses for Class A and Class B shares are for the year ended October 31, 1999. Expenses for Class C shares are for the period from June 30, 1999 through December 31, 1999.


                                    Examples

The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of thoseperiods. The Examples also assume that your investment has a 5% returneach year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                         1 Year  3 Years  5 Years 10 Years
   Class A                 $       $    $             $
   Class B
   Class C
 You would pay the following expenses if you did not redeem your shares:
   Class A
   Class B
   Class C

                           Day-to-day Fund Management

Since November 1996   Catherine A. Zaharis, CFA. Portfolio Manager of Invista
                      Capital Management, LLC since 1987.


DOMESTIC GROWTH-ORIENTED FUND

PRINCIPAL GROWTH FUND, INC.
The Fund seeks growth of capital through the purchase primarily of common stocks, but the Fund may invest in other securities.

Main Strategies
In seeking the Fund's objective of capital growth, the Fund's Sub-Advisor, Invista, uses an approach described as "fundamental analysis." The basic steps involved in this analysis are:

     o Research. Invista researches economic prospects over the next one to two years rather than focusing on near term expectations. This approach is designed to provide insight into a company's real growth potential.

     o Valuation. The research findings allow Invista to identify the prospects for the major industrial, commercial and financial segments of the economy. Invista looks at such factors as demand for products, capacity to produce, operating costs, pricing structure, marketing techniques, adequacy of raw materials and components, domestic and foreign competition and research productivity. It then uses this information to judge the prospects for each industry for the near and intermediate term.

     o Stock selection. Invista then purchases securities of issuers which appear to have high growth potential. Common stocks selected for the Fund may include securities of companies that:
          o have a record of sales and earnings growth that exceeds the growth rate of corporate profits of the S&P 500, or
          o    offer new products or new services.

Main Risks
These securities present greater opportunities for capital growth because of high potential earnings growth, but may also involve greater risk than securities which do not have the same potential. The companies may have limited product lines, markets or financial resources, or may depend on a limited management group. Their securities may trade less frequently and in limited volume. As a result, these securities may change in value more than those of larger, more established companies. As the value of the stocks owned by the Fund changes, the Fund share price changes. In the short term, the share price can fluctuate dramatically. As with all mutual funds, the value of the Fund's assets may rise or fall. If you sell your shares when their value is less than the price you paid, you will lose money.

Investor Profile
The Fund is generally a suitable investment if you are seeking long-term growth. Additionally, you must be willing to accept the risks of investing in common stocks that may have greater risks than stocks of companies with lower potential for earnings growth.

The Fund's past performance is not predictive of future performance. The bar chart and tables provide some indication of the risks of investing in the Fund by showing changes in the Fund's Class A share performance from year to year.

Annual Total Returns

"1990"  -1.41
"1991"  56.61
"1992"  10.16
"1993"  7.51
"1994"  3.21
"1995"  33.47
"1996"  12.23
"1997"  28.41
"1998"  20.37
"1999"

Calendar Years Ended December 31



The year-to-date return as of December 31, 1999 for Class A shares is _____% and for Class B shares is _____%. The cumulative return for Class C shares form June 30, 1999 through December 31, 1999 is -----%.

The fund's highest/lowest quarterly results during this time period were:

     Highest      .% (quarter ended )
     Lowest       .% (quarter ended )


      Average annual total returns for the period ending December 31, 1999

This table shows how the Fund's average annual returns compare with those of a broad-based securities market index and an index of funds with similar investment objectives.

              Past One Past Five Past Ten                                                    Past One Past Five Past Ten
                Year     Years    Years                                                        Year     Years    Years

     Class A     %        %        %             S&P 500 Stock Index                            %        %        %
     Class B              *       --             Lipper Multi-Cap Core Fund Average
     Class C    **

          * Period from December 9, 1994, date Class B shares first offered to the public, through December 31, 1999.
          ** Period from June 30, 1999, date Class C shares first offered to the public, through December 31, 1999.

Fund Operating Expenses*

                                    Class A  Class B  Class C
   Management Fees.............        %        %        %
   12b-1 Fees..................
   Other Expenses..............

   Total Fund Operating Expenses       %        %        %

   * Total Fund Operating Expenses for Class A and Class B shares are for the year ended October 31, 1999. Expenses for Class C shares are for the period from June 30, 1999 through December 31, 1999.


                                    Examples

The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costsmay be higher or lower, based on these assumptions your cost would be:

                              1 Year  3 Years  5 Years 10 Years

          Class A              $567    $763    $  976   $1,586
          Class B               563     795     1,035    1,543
          Class C               270     517       892    1,944
     You would pay the following expenses if you did not redeem your shares:
          Class A               567     763       976    1,586
          Class B               149     462       797    1,543
          Class C               167    517        892    1,944

                           Day-to-day Fund Management


Since __________



DOMESTIC GROWTH-ORIENTED FUND

PRINCIPAL LARGECAP STOCK INDEX FUND, INC.
The LargeCap Stock Index Fund seeks long-term growth of capital.

Main Strategies
Under normal market conditions, the Fund invests at least 80% of its assets in common stocks of companies that compose the Standard & Poor's* ("S&P") 500 Index. The Sub-advisor, Invista, will attempt to mirror the investment performance of the index by allocating the Fund's assets in approximately the same weightings as the S&P 500. Over the long-term, Invista seeks a correlation between performance of the Fund, before expenses, and that of the S&P 500. It is unlikely that a perfect correlation of 100 will be achieved.

The Fund is not managed according to traditional methods of "active" investment management. Active management would include buying and selling securities based on economic, financial and investment judgement. Instead, the Fund uses a passive investment approach. Rather than judging the merits of a particular stock in selecting investments, Invista focuses on tracking the S&P 500.

Main Risks
Because of the difficulty and expense of executing relatively small stock trades, the Fund may not always be invested in the less heavily weighted S&P 500 stocks. At times, the Fund's portfolio may be weighted differently from the S&P 500, particularly if the Fund has a small level of assets to invest. In addition, the Fund's ability to match the performance of the S&P 500 is effected to some degree by the size and timing of cash flows into and out of the Fund. The Fund is managed to attempt to minimize such effects.

Invista reserves the right to omit or remove any of the S&P 500 stocks from the Fund if it determines that the stock is not sufficiently liquid. In addition, a stock might be excluded or removed from the Fund if extraordinary events or financial conditions lead Invista to believe that it should not be a part of the Fund's assets.

While stocks have historically been a leading choice of long-term investors, they do fluctuate in price. The value of your investment in the Fund will go up and down which means that you could lose money. Because different types of stocks tend to shift in and out of favor depending on market and economic conditions, the Fund's performance may sometimes be lower or higher than that of other types of funds.

The Fund uses an indexing strategy. It does not attempt to manage market volatility, use defensive strategies or reduce the effect of any long-term periods of poor stock performance. The correlation between Fund and index performance may be affected by the Fund's expenses, changes in securities markets, changes in the composition of the index and the timing of purchases and sales of Fund shares. The Fund may invest in futures and options, which could carry additional risks such as losses due to unanticipated market price movements, and could also reduce the opportunity for gain.

Investor Profile
The Stock Index 500 Fund is generally a suitable investment if you are seeking long-term growth and are willing to accept the risks of investing in common stocks and prefer a passive rather than active management style.

* Standard & Poor's Corporation is not affiliated with the Principal Stock Index 500 Fund, Inc., Invista Capital Management LLC or Principal Life Insurance Company.


As the inception date of the Fund is ____________, historical performance data is not available. Estimated annual Fund operating expenses are as follows:

                            Fund Operating Expenses*

                                   Class A  Class B  Class C
   Management Fees**...........        %        %        %
   12b-1 Fees..................
   Other Expenses..............

   Total Fund Operating Expenses       %        %        %

     *    Total Fund Operating Expenses are estimated.

     ** The Manager has agreed to waive a portion of its fee for the Fund from the date operations commenced. The Manager intends to continue the waiver and, if necessary, pay expenses normally payable by the Fund through the period ending October 31, 2000. The waiver will maintain a total level of operating expenses (expressed as a percent of average net assets attributable to a Class on an annualized basis) not to exceed: 0.80% for Class A Shares; ____% for Class B Shares; and ____% for Class C shares. The effect of the waiver is to reduce the Fund's annual operating expenses.



                                    Examples

The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costsmay be higher or lower, based on these assumptions your cost would be:

                             1 Year  3 Years  5 Years 10 Years
         Class A              $567    $763    $  976   $1,586
         Class B               563     795     1,035    1,543
         Class C               270     517       892    1,944
    You would pay the  following  expenses if you did not redeem your shares:
         Class A               567     763       976    1,586
         Class B               149     462       797    1,543
         Class C               167     517       892    1,944


                           Day-to-day Fund Management

Since _____________



DOMESTIC GROWTH-ORIENTED FUND

PRINCIPAL MIDCAP FUND, INC.
The Fund seeks to achieve capital appreciation by investing primarily in securities of emerging and other growth-oriented companies.

Main Strategies
The Fund primarily invests in stocks of growth-oriented companies. Stocks that are chosen for the Fund by the Sub-Advisor, Invista, are thought to be responsive to changes in the marketplace and have the fundamental characteristics to support growth. The Fund may invest for any period in any industry, in any kind of growth-oriented company. Companies may range from the well-established and well-known to the new and unseasoned. While small, unseasoned companies may offer greater opportunities for capital growth than larger, more established companies, they also involve greater risks and should be considered speculative.

Under normal market conditions, the Fund invests at least 65% of its assets in securities of companies with market capitalizations in the $1 billion to $10 billion range. Market capitalization is defined as total current market value of a company's outstanding common stock.

The Fund may invest up to 20% of its assets in securities of foreign companies. Foreign stocks carry risks that are not generally found in stocks of U.S. companies. These include the risk that a foreign security could lose value as a result of political, financial and economic events in foreign countries. In addition, foreign securities may be subject to securities regulators with less stringent accounting and disclosure standards than are required of U.S. companies.

Main Risks
The value of the stocks owned by the Fund changes on a daily basis. The Fund's share price may fluctuate more than that of funds primarily invested in stocks of large companies. Mid-sized companies may pose greater risk due to narrow product lines, limited financial resources, less depth in management or a limited trading market for their stocks. In the short term, stock prices can fluctuate dramatically in response to these factors. Because of these fluctuations, principal values and investment returns vary. As with all mutual funds, the value of the Fund's assets may rise or fall. If you sell your shares when their value is less than the price you paid, you will lose money.

Investor Profile
The Fund is generally a suitable investment if you are seeking long-term growth and are willing to accept the potential for short-term fluctuations in the value of your investments. It is designed for a portion of your investments and not designed for you if you are seeking income or conservation of capital.

The Fund's past performance is not predictive of future performance. The bar chart and tables provide some indication of the risks of investing in the Fund by showing changes in the Fund's Class A share performance from year to year.

Annual Total Returns

"1990"  -6.33
"1991"  52.83
"1992"  14.81
"1993"  12.29
"1994"  3.03
"1995"  34.2
"1996"  19.13
"1997"  22.94
"1998"  -0.23
"1999"

Calendar Years Ended December 31



The year-to-date return as of December 31, 1999 for Class A shares is _____% and for Class B shares is _____%. The cumulative return for Class C shares from June 30, 1999 through December 31, 1999 is -----%.

The fund's highest/lowest quarterly results during this time period were:

        Highest      .% (quarter ended )
        Lowest       .% (quarter ended )

      Average annual total returns for the period ending December 31, 1999

This table shows how the Fund's average annual returns compare with those of a broad-based securities market index and an index of funds with similar investment objectives.

              Past One Past Five Past Ten                                                    Past One Past Five Past Ten
                Year     Years    Years                                                        Year     Years    Years

     Class A     %        %        %             S&P 400 MidCap Index                           %        %        %
     Class B              *       --             S&P 500 Stock Index
     Class C    **                               Lipper Mid-Cap Core Fund Average

     * Period from December 9, 1994, date Class B shares first offered to the public, through December 31, 1999.
     ** Period from June 30, 1999, date Class C shares first offered to the public, through December 31, 1999.


                            Fund Operating Expenses*

                                     Class A   Class B  Class C
     Management Fees................   %        %          %
     12b-1 Fees.....................
     Other Expenses.................

       Total Fund Operating Expenses   %        %          %

     * Total Fund Operating Expenses for Class A and Class B shares are for the year ended October 31, 1999. Expenses for Class C shares are for the period from June 30, 1999 through December 31, 1999.


                                    Examples

The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                          1 Year  3 Years  5 Years 10 Years

      Class A                 $       $         $        $
      Class B
      Class C
   You would  pay the  following  expenses  if you did not  redeem  your shares:
      Class A
      Class B
      Class C

                           Day-to-day Fund Management


Since ___________

DOMESTIC GROWTH-ORIENTED FUND

PRINCIPAL  REAL ESTATE  FUND,  INC.
The Fund seeks to generate total return by investing primarily in equity securities of companies principally engaged in the real estate industry.

Main Strategies
The Fund invests primarily in equity securities of companies engaged in the real estate industry. For purposes of the Fund's investment policies, a real estate company has at least 50% of its assets, income or profits derived from products or services related to the real estate industry. Real estate companies include real estate investment trusts and companies with substantial real estate holdings such as paper, lumber, hotel and entertainment companies. Companies whose products and services relate to the real estate industry include building supply manufacturers, mortgage lenders and mortgage servicing companies.

The Fund may invest up to 25% of its assets in securities of foreign real estate companies. Foreign stocks carry risks that are not generally found in stocks of U.S. companies. These include the risk that a foreign security could lose value as a result of political, financial and economic events in foreign countries. In addition, foreign securities may be subject to securities regulators with less stringent accounting and disclosure standards than are required of U.S. companies.

Real estate investment trusts ("REITs") are corporations or business trusts that are effectively permitted to eliminate corporate level federal income taxes if they meet certain requirements of the Internal Revenue Code. The Fund focuses on equity REITs. REITs are characterized as:
     o equity REITs, which primarily own property and generate revenue from rental income;
     o    mortgage REITs, which invest in real estate mortgages; and
     o hybrid REITs, which combine the characteristics of both equity and mortgage REITs.

Main Risks
Securities of real estate companies are subject to securities market risks as well as risks similar to those of direct ownership of real estate. These include:

     o    declines in the value of real estate
     o    risks related to general and local economic conditions
     o    dependency on management skills
     o    heavy cash flow dependency
     o    possible lack of available mortgage funds
     o    overbuilding
     o    extended vacancies in properties
     o    increases in property taxes and operating expenses
     o    changes in zoning laws
     o    expenses incurred in the cleanup of environmental  problems
     o    casualty or condemnation losses
     o    changes in interest rates

In addition to the risks listed above, equity REITs are affected by the changes in the value of the properties owned by the trust. Mortgage REITs are affected by the quality of the credit extended. Both equity and mortgage REITs:

     o    are dependent upon management skills and may not be diversified;
     o    are subject to cash flow dependency and defaults by borrowers; and
     o could fail to qualify for tax-free pass through of income under the Code.

Because of these factors, the value of the securities held by the Fund, and in turn the net asset value of the shares of the Fund change on a daily basis. The current share price reflects the activities of individual companies and general market and economic conditions. In the short term, share prices can fluctuate dramatically in response to these factors. Because of these fluctuations, principal values and investment returns vary. As with all mutual funds, the value of the Fund's assets may rise or fall. If you sell your shares when their value is less than the price you paid, you will lose money.

Investor Profile
The Real Estate Fund is generally a suitable investment if you are seeking long-term growth, want to invest in companies engaged in the real estate industry and are willing to accept fluctuations in the value of your investment.

The Fund's past performance is not predictive of future performance. The bar chart and tables provide some indication of the risks of investing in the Fund by showing changes in the Fund's Class A share performance from year to year.

Annual Total Returns

"1998"  -13.62
"1999"

Calendar Year Ended December 31



The year-to-date return as of December 31, 1999 for Class A shares is _____% and for Class B shares is _____%. The cumulative return for Class C shares from June 30, 1999 through December 31, 1999 is -----%.

The fund's highest/lowest quarterly results during this time period were:

       Highest      .% (quarter ended )
       Lowest       .% (quarter ended )


      Average annual total returns for the period ending December 31, 1999

This table shows how the Fund's average annual returns compare with those of a broad-based securities market index and an index of funds with similar investment objectives.

              Past One Past Five Past Ten                                                    Past One Past Five Past Ten
                Year     Years    Years                                                        Year     Years    Years

     Class A     %        *                      Morgan Stanley REIT Index                       %         %        %
     Class B              *        --            Lipper Real Estate Fund Average
     Class C    **

     * Period from December 31, 1997, date shares first offered to the public, through December 31, 1999.
     ** Period from June 30, 1999, date Class C shares first offered to the public, through December 31, 1999.


                            Fund Operating Expenses*

                                   Class A  Class B  Class C
     Management Fees...............   %        %        %
     12b-1 Fees....................
     Other Expenses................

       Total Fund Operating Expenses   %        %       %

     * Total Fund Operating Expenses for Class A and Class B shares are for the year ended October 31, 1999. Expenses for Class C shares are for the period from June 30, 1999 through December 31, 1999.

     ** The Manager has agreed to waive a portion of its fee for the Fund from the date operations commenced. The Manager intends to continue the waiver and, if necessary, pay expenses normally payable by the Fund through the period ending October 31, 2000. The waiver will maintain a total level of operating expenses (expressed as a percent of average net assets attributable to a Class on an annualized basis) not to exceed: 1.90% for Class A Shares; 2.65% for Class B Shares; and 2.65% for Class C Shares. The effect of the waiver is to reduce the Fund's annual operating expenses.


                                    Examples

The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                          1 Year  3 Years  5 Years 10 Years

      Class A                 $        $        $        $
      Class B
      Class C
   You would  pay the  following  expenses  if you did not  redeem  your shares:
      Class A
      Class B
      Class C


                           Day-to-day Fund Management

Since December 1997    Kelly D. Rush, CFA. Assistant Director of Commercial Real
(Fund's inception)     Estate, Principal Capital Management LLC since 1996.
                       Senior Administrator - Commercial Real Estate from
                       1993-1996.

DOMESTIC GROWTH-ORIENTED FUND

PRINCIPAL SMALLCAP FUND, INC.
The Fund seeks to achieve long-term growth of capital by investing  primarily in
equity   securities   of   companies   with    comparatively    smaller   market
capitalizations.

Main Strategies
The Fund invests in equity securities of companies in the U.S. with comparatively smaller market capitalizations. Market capitalization is defined as total current market value of a company's outstanding common stock. Under normal market conditions, the Fund invests at least 65% of its assets in securities of companies with market capitalizations of $1 billion or less.

In selecting securities for investment, Invista looks at stocks with value and/or growth characteristics. In managing the assets of the Fund, Invista does not have a policy of preferring one of these categories to the other. The value orientation emphasizes buying stocks at less than their investment value and avoiding stocks whose price has been artificially built up. The growth orientation emphasizes buying stocks of companies whose potential for growth of capital and earnings is expected to be above average. Selection is based on fundamental analysis of the company relative to other companies with the focus being on Invista's estimation of forward looking rates of return.

Main Risks
Investments in companies with smaller market capitalizations may involve greater risks and price volatility (wide, rapid fluctuations) than investments in larger, more mature companies. Smaller companies may be developing or marketing new products or services for which markets are not yet established and may never become established. While small, unseasoned companies may offer greater opportunities for capital growth than larger, more established companies, they also involve greater risks and should be considered speculative.

The net asset value of the Fund's shares is based on the values of the securities it holds. The value of the stocks owned by the Fund changes on a daily basis. The current share price reflects the activities of individual companies as well as general market and economic conditions. In the short term, stock prices can fluctuate dramatically in response to these factors. The Fund's share price may fluctuate more than that of funds primarily invested in stocks of mid-sized and large companies and may underperform as compared to the securities of larger companies. Because of these fluctuations, principal values and investment returns vary. As with all mutual funds, the value of the Fund's assets may rise or fall. If you sell your shares when their value is less than the price you paid, you will lose money.

Investor  Profile
The Fund is generally a suitable investment if you are seeking long-term growth and are willing to accept the potential for volatile fluctuations in the value of your investment. It is not designed for you if you are seeking income or conservation of capital.

The Fund's past performance is not predictive of future performance. The bar chart and tables provide some indication of the risks of investing in the Fund by showing changes in the Fund's Class A share performance from year to year.

Annual Total Returns

"1998"  -5.68
"1999"

Calendar Year Ended December 31


The year-to-date return as of December 31, 1999 for Class A shares is _____% and for Class B shares is _____%. The cumulative return for Class C shares from June 30, 1999 through December 31, 1999 is -----%.

The fund's highest/lowest quarterly results during this time period were:

       Highest      .% (quarter ended )
       Lowest       .% (quarter ended )


      Average annual total returns for the period ending December 31, 1999

This table shows how the Fund's average annual returns compare with those of a broad-based securities market index and an index of funds with similar investment objectives.

              Past One Past Five Past Ten                                                    Past One Past Five Past Ten
                Year     Years    Years                                                        Year     Years    Years

     Class A     %        *                      S&P 500 Stock Index                            %
     Class B              *                      Lipper Small-Cap Core Fund Average
     Class C    **

     * Period from December 31, 1997, date shares first offered to the public, through December 31, 1999.
     ** Period from June 30, 1999, date Class C shares first offered to the public, through December 31, 1999.

                            Fund Operating Expenses*

                                    Class A  Class B  Class C
     Management Fees................   %        %        %
     12b-1 Fees.....................
     Other Expenses.................

       Total Fund Operating Expenses   %        %        %

     * Total Fund Operating Expenses for Class A and Class B shares are for the year ended October 31, 1999. Expenses for Class C shares are for the period from June 30, 1999 through December 31, 1999.

     ** The Manager has agreed to waive a portion of its fee for the Fund from the date operations commenced. The Manager intends to continue the waiver and, if necessary, pay expenses normally payable by the Fund through the period ending October 31, 2000. The waiver will maintain a total level of operating expenses (expressed as a percent of average net assets attributable to a Class on an annualized basis) not to exceed: 1.80% for Class A Shares; 2.55% for Class B Shares; and 2.55% for Class C Shares. The effect of the waiver is to reduce the Fund's annual operating expenses.


                                    Examples

The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                          1 Year  3 Years  5 Years 10 Years

      Class A                 $        $        $        $
      Class B
      Class C
   You would  pay the  following  expenses  if you did not  redeem  your shares:
      Class A
      Class B
      Class C



                           Day-to-day Fund Management

Since April 1998       Co-Manager: John F. McClain, Portfolio Manager of Invista
(Fund's inception)     Capital Management, LLC since 1995.Investment Officer,
                       1992-1995.

Since April 1998       Co-Manager: Mark T. Williams, Portfolio Manager of
(Fund's inception)     Invista Capital Management, LLC since 1991.

DOMESTIC GROWTH-ORIENTED FUND

PRINCIPAL UTILITIES FUND, INC.
The Fund seeks to provide high current income and long-term growth of income and capital. The Fund seeks to achieve its objective by investing primarily in equity and fixed income securities of companies in the public utilities industry.

Main Strategies
The Fund invests in securities issued by companies in the public utilities industry. These companies include:
     o companies engaged in the manufacture, production, generation, sale or distribution of electric or gas energy or other types of energy, and
     o companies engaged in telecommunications, including telephone, telegraph, satellite, microwave and other communications media (but not public broadcasting or cable television).
The Sub-Advisor, Invista, considers a company to be in the public utilities industry if, at the time of investment, at least 50% of the company's assets, revenues or profits are derived from one or more of those industries.

Under normal market conditions, at least 65% (and up to 100%) of the assets of the Fund are invested in equity securities and fixed-income securities in the public utilities industry. The Fund does not have any policy to concentrate its assets in any segment of the utilities industry. The portion of Fund assets invested in equity securities and fixed-income securities varies from time to time. When determining how to invest the Fund's assets to achieve its investment objective, Invista considers:
     o    changes in interest rates,
     o    prevailing market conditions, and
     o    general economic and financial conditions.

The Fund invests in fixed-income securities, which at the time of purchase, are
     o    rated in one of the top four categories by S&P or Moody's, or
     o    if not rated, in the Manager's opinion are of comparable quality.

Main Risks
Since the Fund's investments are concentrated in the utilities industry, the value of its shares changes in response to factors affecting those industries. Many utility companies have been subject to risks of:
     o    increase in fuel and other operating costs;
     o changes in interests rates on borrowings for capital improvement programs;
     o    changes in applicable laws and regulations;
     o changes in technology which render existing plants, equipment or products obsolete;
     o    effects of conservation; and
     o    increased costs and delays associated with environmental regulations.

Generally, the prices charged by utilities are regulated with the intention of protecting the public while ensuring that utility companies earn a return sufficient to attract capital to grow and provide appropriate services. However, due to political and regulatory factors, rate changes ordinarily occur following a change in financing costs. This delay tends to favorably affect a utility company's earnings and dividends when costs are decreasing but also adversely affects earnings and dividends when costs are rising. In addition, the value of the utility company bond prices rise when interest rates fall and fall when interest rates rise.

Certain states are adopting deregulation plans. These plans generally allow for the utility company to set the amount of their earnings without regulatory approval.

The share price of the Fund may fluctuate more widely than the value of shares of a fund that invests in a broader range of industries. Because of these fluctuations, principal values and investment returns vary. As with all mutual funds, the value of the Fund's assets may rise or fall. If you sell your shares when their value is less than the price you paid, you will lose money.

Investor Profile
The Fund is generally a suitable investment if you are seeking quarterly dividends to generate income or to be reinvested for growth, want to invest in companies in the utilities industry and are willing to accept fluctuations in the value of your investment.

The Fund's past performance is not predictive of future performance. The bar chart and tables provide some indication of the risks of investing in the Fund by showing changes in the Fund's Class A share performance from year to year.

Annual Total Returns


"1993"  8.42
"1994"  -11.09
"1995"  33.87
"1996"  4.56
"1997"  29.58
"1998"  22.5
"1999"

Calendar Years Ended December 31


The year-to-date return as of December 31, 1999 for Class A shares is _____% and for Class B shares is _____%. The cumulative return for Class C shares from June 30, 1999 through December 31, 1999 is -----%.

The fund's highest/lowest quarterly results during this time period were:

       Highest      .% (quarter ended )
       Lowest       .% (quarter ended )


      Average annual total returns for the period ending December 31, 1999

This table shows how the Fund's average annual returns compare with those of a broad-based securities market index and an index of funds with similar investment objectives.

              Past One Past Five Past Ten                                                          Past One Past Five Past Ten
                Year     Years    Years                                                               Year     Years    Years

     Class A     %        %       %*             S&P 500 Stock Index                                   %         %        %
     Class B             **       --             Dow Jones Utilities Index with Income Fund Average                       --
     Class C   ***                               Lipper Utilities Fund Average

     * Period from December 16, 1992, date Class A shares first offered to the public, through December 31, 1999.
     ** Period from December 9, 1994, date Class B shares first offered to the public, through December 31, 1999.
     *** Period from June 30, 1999, date Class C shares first offered to the public, through December 31, 1999.


                            Fund Operating Expenses*

                                    Class A  Class B  Class C
     Management Fees................   %        %        %
     12b-1 Fees.....................
     Other Expenses.................

       Total Fund Operating Expenses   %        %        %

     * Total Fund Operating Expenses for Class A and Class B shares are for the year ended October 31, 1999. Expenses for Class C shares are for the period from June 30, 1999 through December 31, 1999.



                                    Examples

The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                          1 Year  3 Years  5 Years 10 Years

      Class A                 $       $         $        $
      Class B
      Class C
   You would  pay the  following  expenses  if you did not  redeem  your shares:
      Class A
      Class B
      Class C

                           Day-to-day Fund Management

Since April 1993      Catherine A. Zaharis, CFA. Portfolio Manager of Invista
(Fund's inception)    Capital Management, LLC since 1987.

INTERNATIONAL GROWTH-ORIENTED FUND

PRINCIPAL INTERNATIONAL EMERGING MARKETS FUND, INC.
The Fund seeks to achieve long-term growth of capital by investing primarily in equity securities of issuers in emerging market countries.

Main Strategies
The Fund seeks to achieve its objective by investing in common stocks of companies in emerging market countries. For this Fund, the term "emerging market country" means any country which is considered to be an emerging country by the international financial community (including the International Bank for Reconstruction and Development (also known as the World Bank) and the International Financial Corporation). These countries generally include every nation in the world except the United States, Canada, Japan, Australia, New Zealand and most nations located in Western Europe. Investing in many emerging market countries is not feasible or may involve unacceptable political risk. Invista, the Sub-Advisor, focuses on those emerging market countries that it believes have strongly developing economies and markets which are becoming more sophisticated.

Under normal conditions, at least 65% of the Fund's assets are invested in emerging market country equity securities. The Fund invests in securities of:

     o companies with their principal place of business or principal office in emerging market countries;
     o companies for which the principal securities trading market is an emerging market country; or
     o companies, regardless of where its securities are traded, that derive 50% or more of their total revenue from either goods or services produced in emerging market countries or sales made in emerging market countries.

Main Risks
Investments in emerging market countries involve special risks. Certain emerging market countries have historically experienced, and may continue to experience, certain economic problems. These may include: high rates of inflation, high interest rates, exchange rate fluctuations, large amounts of debt, balance of payments and trade difficulties, and extreme poverty and unemployment. In addition, there are risks involved with any investment in foreign securities. Foreign stocks carry risks that are not generally found in stocks of U.S. companies. These include the risk that a foreign security could lose value as a result of political, financial and economic events in foreign countries. In addition, foreign securities may be subject to securities regulators with less stringent accounting and disclosure standards than are required of U.S. companies.

Under unusual market or economic conditions, the Fund may invest in the same kinds of securities as the other Growth-Oriented Funds. These include securities issued by domestic or foreign corporations, governments or governmental agencies, instrumentalities or political subdivisions. The securities may be denominated in U.S. dollars or other currencies.

Because the values of the Fund's assets are likely to rise or fall dramatically, if you sell your shares when their value is less than the price you paid, you will lose money.

Investor Profile
The Fund is generally a suitable investment if you are seeking long-term growth who want to invest a portion of their assets in securities of companies in emerging market countries. This Fund is not an appropriate investment if you are seeking either preservation of capital or high current income. You must be able to assume the increased risks of higher price volatility and currency fluctuations associated with investments in international stocks which trade in non-U.S. currencies.

The Fund's past performance is not predictive of future performance. The bar chart and tables provide some indication of the risks of investing in the Fund by showing changes in the Fund's Class A share performance from year to year.

Annual Total Returns

"1998"  -17.42
"1999"

Calendar Year Ended December 31



The year-to-date return as of December 31, 1999 for Class A shares is _____% and for Class B shares is _____%. The cumulative return for Class C shares from June 30, 1999 through December 31, 1999 is -----%.

The fund's highest/lowest quarterly results during this time period were:

      Highest      .% (quarter ended )
      Lowest       .% (quarter ended )


      Average annual total returns for the period ending December 31, 1999

This table shows how the Fund's average annual returns compare with those of a broad-based securities market index and an index of funds with similar investment objectives.

              Past One Past Five Past Ten                                                    Past One Past Five Past Ten
                Year     Years    Years                                                        Year     Years    Years

     Class A     %       %*       --             Morgan Stanley Capital International EMF
     Class B              *       --               (Emerging  Markets  Free)  Index              %         %       --
     Class C     **                              Lipper Emerging Markets Fund Average                              --

     * Period from August 29, 1997, date shares first offered to the public, through December 31, 1999.
     ** Period from June 30, 1999, date Class C shares first offered to the public, through December 31, 1999.

                            Fund Operating Expenses*

                                     Class A   Class B  Class C
     Management Fees................   %        %          %
     12b-1 Fees.....................
     Other Expenses.................

       Total Fund Operating Expenses   %        %          %

     * Total Fund Operating Expenses for Class A and Class B shares are for the year ended October 31, 1999. Expenses for Class C shares are for the period from June 30, 1999 through December 31, 1999.

     ** The Manager has agreed to waive a portion of its fee for the Fund. The Manager intends to continue the waiver and, if necessary, pay expenses normally payable by the Fund through the period ending October 31, 2000. The waiver will maintain a total level of operating expenses (expressed as a percent of average net assets attributable to a Class on an annualized basis) not to exceed: 2.50% for Class A Shares; 3.25% for Class B Shares; and 3.25% for Class C Shares. The effect of the waiver is to reduce the Fund's annual operating expenses.


                                    Examples

The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                          1 Year  3 Years  5 Years 10 Years

      Class A                 $       $         $        $
      Class B
      Class C
   You would  pay the  following  expenses  if you did not  redeem  your shares:
      Class A
      Class B
      Class C



                           Day-to-day Fund Management

Since May 1997        Kurtis D. Spieler, CFA. Portfolio Manager of Invista
(Fund's inception)    Capital Management, LLC since 1995.Portfolio Strategist,
                      1991-1995.

INTERNATIONAL GROWTH-ORIENTED FUND

PRINCIPAL INTERNATIONAL FUND, INC.
The Fund seeks long-term growth of capital by investing in a portfolio of equity securities of companies domiciled in any of the nations of the world.

Main Strategies
The Fund invests in common stocks of companies established outside of the U.S. The Fund has no limitation on the percentage of assets that are invested in any one country or denominated in any one currency. However under normal market conditions, the Fund intends to have at least 65% of its assets invested in companies in at least three different countries. One of those countries may be the U.S. though currently the Fund does not intend to invest in equity securities of U.S. companies.

Investments may be made anywhere in the world. Primary consideration is given to securities of corporations of Western Europe, North America and Australasia
(Australia, Japan and Far East Asia). Changes in investments are made as prospects change for particular countries, industries or companies.

In choosing investments for the Fund, the Sub-Advisor, Invista, pays particular attention to the long-term earnings prospects of the various companies under consideration. Invista then weighs those prospects relative to the price of the security.

Main Risks
The values of the stocks owned by the Fund change on a daily basis. Stock prices reflect the activities of individual companies as well as general market and economic conditions. In the short term, stock prices and currencies can fluctuate dramatically in response to these factors. In addition, there are risks involved with any investment in foreign securities that are not generally found in stocks of U.S. companies. These include the risk that a foreign security could lose value as a result of political, financial and economic events in foreign countries. In addition, foreign securities may be subject to securities regulators with less stringent accounting and disclosure standards than are required of U.S. companies.

Under unusual market or economic conditions, the Fund may invest in the same kinds of securities as the other Growth-Oriented Funds. These include securities issued by domestic or foreign corporations, governments or governmental agencies, instrumentalities or political subdivisions. The securities may be denominated in U.S. dollars or other currencies.

As with all mutual funds, the value of the Fund's assets may rise or fall. If you sell your shares when their value is less than the price you paid, you will lose money.

Investor Profile
The Fund is generally a suitable investment if you are seeking long-term growth and want to invest in non-U.S. companies. This Fund is not an appropriate investment if you are seeking either preservation of capital or high current income. You must be able to assume the increased risks of higher price volatility and currency fluctuations associated with investments in international stocks which trade in non-U.S. currencies.

The Fund's past performance is not predictive of future performance. The bar chart and tables provide some indication of the risks of investing in the Fund by showing changes in the Fund's Class A share performance from year to year.

Annual Total Returns

"1990"  -9.51
"1991"  15.25
"1992"  0.81
"1993"  46.34
"1994"  -5.26
"1995"  11.56
"1996"  23.76
"1997"  12.22
"1998"  8.48
"1999"

Calendar Years Ended December 31


The year-to-date return as of December 31, 1999 for Class A shares is _____% and for Class B shares is _____%. The cumulative return for Class C shares from June 30, 1999 through December 31, 1999 is -----%.

The fund's highest/lowest quarterly results during this time period were:

      Highest      .% (quarter ended )
      Lowest       .% (quarter ended )


      Average annual total returns for the period ending December 31, 1999

This table shows how the Fund's average annual returns compare with those of a broad-based securities market index and an index of funds with similar investment objectives.

              Past One Past Five Past Ten                                                    Past One Past Five Past Ten
                Year     Years    Years                                                        Year     Years    Years

     Class A     %        %        %               Morgan Stanley Capital International EAFE
     Class B              *        --                (Europe,  Australia  and Far East) Index    %         %        %
     Class C     **                --              Lipper  International  Fund  Average

     * Period from December 9, 1994, date Class B shares first offered to the public, through December 31, 1999.
     ** Period from June 30, 1999, date Class C shares first offered to the public, through December 31, 1999.

                            Fund Operating Expenses*

                                     Class A Class B  Class C
     Management Fees................   %        %        %
     12b-1 Fees.....................
     Other Expenses.................

       Total Fund Operating Expenses   %        %        %

     * Total Fund Operating Expenses for Class A and Class B shares are for the year ended October 31, 1999. Expenses for Class C shares are for the period from June 30, 1999 through December 31, 1999.



                                    Examples

The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                          1 Year  3 Years  5 Years 10 Years

      Class A                 $       $         $        $
      Class B
      Class C
   You would  pay the  following  expenses  if you did not  redeem  your shares:
      Class A
      Class B
      Class C

                           Day-to-day Fund Management

Since April 1994  Scott D. Opsal, CFA. Executive Vice President and Chief
                  Investment Officer of Invista Capital Management, LLC since 1997. Vice President, 1986-1997.


INTERNATIONAL GROWTH-ORIENTED FUND

PRINCIPAL INTERNATIONAL SMALLCAP FUND, INC.
The Fund seeks to achieve long-term growth of capital by investing primarily in equity securities of non-United States companies with comparatively smaller market capitalizations.

Main Strategies
The Fund invests in stocks of non-U.S. companies with comparatively smaller market capitalizations. Market capitalization is defined as total current market value of a company's outstanding common stock. Under normal market conditions, the Fund invests at least 65% of its assets in securities of companies having market capitalizations of $1 billion or less.

The Fund diversifies its investments geographically. There is no limitation on the percentage of assets that may be invested in one country or denominated in any one currency. However, under normal market circumstances, the Fund intends to invest at least 65% of its assets in securities of companies of at least three countries.

Main Risks
Foreign stocks carry risks that are not generally found in stocks of U.S. companies. These include the risk that a foreign security could lose value as a result of political, financial and economic events in foreign countries. In addition, foreign securities may be subject to securities regulators with less stringent accounting and disclosure standards than are required of U.S. companies.

Investments in companies with smaller market capitalizations may involve greater risks and price volatility (wide, rapid fluctuations) than investments in larger, more mature companies. Smaller companies may be developing or marketing new products or services for which markets are not yet established and may never become established. While small, unseasoned companies may offer greater opportunities for capital growth than larger, more established companies, they also involve greater risks and should be considered speculative.

This Fund is not an appropriate investment for investors seeking either preservation of capital or high current income. Investors must be able to assume the increased risks of higher price volatility and currency fluctuations associated with investments in international stocks which trade in non-U.S. currencies. As with all mutual funds, the value of the Fund's assets may rise or fall. If you sell your shares when their value is less than the price you paid, you will lose money.

Investor Profile
The Fund is generally a suitable investment if you are seeking long-term growth and want to invest a portion of your assets in smaller, non-U.S. companies.

The Fund's past performance is not predictive of future performance. The bar chart and tables provide some indication of the risks of investing in the Fund by showing changes in the Fund's Class A share performance from year to year.

Annual Total Returns

"1998"  14.4
"1999"

Calendar Year Ended December 31


The year-to-date return as of December 31, 1999 for Class A shares is _____% and for Class B shares is _____%. The cumulative return for Class C shares from June 30, 1999 through December 31, 1999 is -----%.

The fund's highest/lowest quarterly results during this time period were:

      Highest      .% (quarter ended )
      Lowest       .% (quarter ended )


      Average annual total returns for the period ending December 31, 1999

This table shows how the Fund's average annual returns compare with those of a broad-based securities market index and an index of funds with similar investment objectives.

              Past One Past Five Past Ten                                                    Past One Past Five Past Ten
                Year     Years    Years                                                        Year     Years    Years

     Class A     %       %*       --             Morgan Stanley Capital International EAFE
     Class B              *       --               (Europe,  Australia  and Far  East) Index     %         %      --
     Class C     **                              Lipper  International  Small-Cap  Fund  Average                  --

     * Period from August 29, 1997, date shares first offered to the public, through December 31, 1999.
     ** Period from June 30, 1999, date Class C shares first offered to the public, through December 31, 1999.


                            Fund Operating Expenses*

                                    Class A Class B  Class C
     Management Fees................   %        %        %
     12b-1 Fees.....................
     Other Expenses.................

       Total Fund Operating Expenses   %        %        %

     * Total Fund Operating Expenses for Class A and Class B shares are for the year ended October 31, 1999. Expenses for Class C shares are for the period from June 30, 1999 through December 31, 1999.



                                    Examples

The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                         1 Year  3 Years  5 Years 10 Years

     Class A                 $       $         $        $
     Class B
     Class C
  You would  pay the  following  expenses  if you did not  redeem  your shares:
     Class A
     Class B
     Class C

                           Day-to-day Fund Management

Since May 1997      Darren K. Sleister, CFA. Portfolio Manager of Invista
(Fund's inception)  Capital Management, LLC since 1995. Portfolio Strategist,
                    1993-1995.



PARTNERS FUND

PRINCIPAL PARTNERS AGGRESSIVE GROWTH FUND, INC.
The Fund seeks to provide long-term capital appreciation.

Main Strategies
The Fund seeks to maximize long-term capital appreciation by investing primarily in the equity securities of U.S. and, to a limited extent, foreign companies that exhibit strong or accelerating earnings growth. The universe of eligible companies generally includes those with market capitalizations of $1 billion or more. The Sub-Advisor, Morgan Stanley, emphasizes individual security selection and may focus the Fund's holdings within the limits permissible for a diversified fund.

Morgan Stanley follows a flexible investment program in looking for companies with above average capital appreciation potential. Morgan Stanley focuses on companies with consistent or rising earnings growth records and compelling business strategies. Morgan Stanley continually and rigorously studies company developments, including business strategy, management focus and financial results to identify companies with earnings growth and business momentum. In addition, Morgan Stanley closely monitors analysts' expectations to identify issuers that have the potential for positive earnings surprises versus consensus expectations. Valuation is of secondary importance and is viewed in the context of prospects for sustainable earnings growth and the potential for positive earnings surprises in relation to consensus expectations.

The Fund has a long-term investment approach. However, Morgan Stanley considers selling securities of issuers that no longer meet its criteria. To the extent that the Fund engages in short-term trading, it may have increased transaction costs.

Main Risks
The value of the stocks owned by the Fund changes on a daily basis. Stock prices can fluctuate dramatically both in the long-term and short-term. The current price reflects the activities of individual companies and general market and economic conditions. Prices of equity securities tend to be more volatile than prices of fixed-income securities. The prices of equity securities rise and fall in response to a number of different factors. In particular, prices of equity securities respond to events that affect entire financial markets or industries (for example changes in inflation or consumer demand) and to events that affect particular issuers (for example news about the success or failure of a new product).

The Fund may invest up to 25% of its assets in securities of foreign companies. Foreign stocks carry risks that are not generally found in stocks of U.S. companies. These include the risk that a foreign security could lose value as a result of political, financial and economic events in foreign countries. In addition, foreign securities may be subject to securities regulators with less stringent accounting and disclosure standards than are required of U.S. companies.

At times, the Fund's market sector (mid- to large-capitalization growth-oriented equity securities) may underperform relative to other sectors. The Fund may purchase stocks of companies that may have greater risks than other stocks with lower potential for earnings growth.

As with all mutual funds, as the value of the Fund's assets rise and fall, the Fund's share price changes. If you redeem (sell) your shares when their value is less than the price you paid, you will lose money.

Investor Profile
The Fund is generally a suitable investment if you are willing to accept the risks and uncertainties of investing in equity securities in the hope of earning superior returns.

As the inception date of the Fund is November 1, 1999, historical performance data is not available. Estimated annual Fund operating expenses are as follows:

      Average annual total returns for the period ending December 31, 1999

This table shows how the Fund's cumulative returns compare with those of a broad-based securities market index and an index of funds with similar investment objectives.

              Past One                                                                       Past One Past Five Past Ten
                Year                                                                            Year     Years    Years

     Class A     %                               S&P 500 Stock Index                            %        %        %
     Class B                                     Lipper Multi-Cap Core Fund Average
     Class C    **

     * Period from December 9, 1994, date Class B shares first offered to the public, through December 31, 1999.
     ** Period from June 30, 1999, date Class C shares first offered to the public, through December 31, 1999.


                            Fund Operating Expenses*

                                     Class A   Class B  Class C
     Management Fees**..............   %         %         %
     12b-1 Fees.....................
     Other Expenses.................


       Total Fund Operating Expenses   %         %         %

     *    Total Fund Operating Expenses are estimated.

     ** The Manager has agreed to waive a portion of its fee for the Fund from the date operations commenced. The Manager intends to continue the waiver and, if necessary, pay expenses normally payable by the Fund through the period ending October 31, 2000. The waiver will maintain a total level of operating expenses (expressed as a percent of average net assets attributable to a Class on an annualized basis) not to exceed: 1.60% for Class A Shares; 2.35% for Class B Shares; and 2.35% for Class C Shares. The effect of the waiver is to reduce the Fund's annual operating expenses.


                                    Examples

The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                          1 Year  3 Years  5 Years 10 Years
  ---------------------------------------------------------
      Class A                 $        $     N/A       N/A
      Class B                                N/A       N/A
      Class C                                N/A       N/A
   You would  pay the  following  expenses  if you did not  redeem  your shares:
      Class A                                N/A       N/A
      Class B                                N/A       N/A
      Class C                                N/A       N/A



                           Day-to-day Fund Management

Since November 1999
(Fund's  inception)
          Co-Manager, Philip W. Friedman, Managing Director of Morgan Stanley & Co. Incorporated and Morgan Stanley. Prior to joining Morgan Stanley in 1997, he was the Director of Equity Research, Morgan Stanley & Co. Incorporated (1995-1997). Prior thereto, he was a member of Morgan Stanley & Co. Incorporated's Equity Research team (1990-1995).

          Co-Manager, William S. Auslander, Portfolio Manager and Principal of Morgan Stanley & Co. Incorporated and Morgan Stanley. Prior to joining Morgan Stanley in 1995, he was an equity analyst at Icahn & Co. (1986-1995).

          Co-Manager, Margaret K. Johnson, Portfolio Manager and Principal of Morgan Stanley & Co. Incorporated and Morgan Stanley. Ms. Johnson joined Morgan Stanley in 1984. PARTNERS FUND

PRINCIPAL PARTNERS LARGECAP GROWTH FUND, INC.
The Fund seeks long-term growth of capital by investing primarily in common stocks of larger capitalization domestic companies.

Main Strategies
The Fund is a non-diversified fund that invests in equity securities of companies in the U.S. with comparatively larger market capitalizations. Market capitalization is defined as total current market value of a company's outstanding common stock. Under normal market conditions, the Fund invests at least 75% of its total assets in domestic companies with market capitalizations in excess of $10 billion. In addition, the Fund may invest up to 25% of its assets in securities of foreign issuers.

In selecting securities for investment, the Sub-Advisor, Duncan-Hurst, looks at stocks it believes have prospects for above-average growth over an extended period of time. Duncan-Hurst seeks to identify companies with accelerating earnings growth and positive company fundamentals. While economic forecasting and industry sector analysis play a part in its research effort, Duncan-Hurst's stock selection process begins with individual company analysis. This is often referred to as a bottom-up approach to investing. From a group of companies that meet Duncan-Hurst's standards, it selects the securities of those companies that it believes will have earnings growth at an above-average rate. In making this determination, Duncan-Hurst considers certain characteristics of a particular company including new product development, management change and competitive market dynamics.

Main Risks
While stocks have historically been a leading choice of long-term investors, they do fluctuate in price. The value of the stocks owned by the Fund changes on a daily basis. The current price reflects the activities of individual companies and general and market conditions. In the short-term, stock prices fluctuate dramatically in response to these factors. As a result, the value of your investment in the Fund will go up and down. If you sell your shares when their value is less than the price you paid, you will lose money. Because different types of stocks tend to shift in and out of favor depending on market and economic conditions, the Fund's performance may sometimes be lower or higher than that of other types of funds.

Foreign stocks carry risks that are not generally found in stocks of U.S. companies. These include the risk that a foreign security could lose value as a result of political, financial and economic events in foreign countries. In addition, foreign securities may be subject to securities regulators with less stringent accounting and disclosure standards than are required of U.S. companies.

The Fund anticipates that its portfolio turnover rate will typically exceed 150%. Turnover rates in excess of 100% generally result in higher transaction costs and a possible increase in short-term capital gains (or losses).

The Fund is a non-diversified company, as defined in the Investment Company Act of 1940, as amended (the "1940 Act"), which means that a relatively high percentage of assets of the Fund may be invested in the obligations of a limited number of issuers. The value of the shares of the Fund may be more susceptible to a single economic, political or regulatory occurrence than the shares of a diversified investment company would be.

Investor Profile
The Fund is generally a suitable investment if you are seeking long-term growth and are willing to accept the potential for volatile fluctuations in the value of your investment. This Fund is designed as a long-term investment with growth potential for diversification of your investment portfolio. It is not appropriate if you are seeking income or conservation of capital.

As  the  inception  date  of  the  Fund  is   ____________________,   historical
performance data is not available. Estimated annual Fund operating expenses are as follows:

                            Fund Operating Expenses*

                                     Class A   Class B  Class C
     Management Fees**..............   %         %         %
     12b-1 Fees.....................
     Other Expenses.................


       Total Fund Operating Expenses   %         %         %

     *    Total Fund Operating Expenses are estimated.

     ** The Manager has agreed to waive a portion of its fee for the Fund from the date operations commenced. The Manager intends to continue the waiver and, if necessary, pay expenses normally payable by the Fund through the period ending October 31, 2000. The waiver will maintain a total level of operating expenses (expressed as a percent of average net assets attributable to a Class on an annualized basis) not to exceed: ____% for Class A Shares; ____% for Class B Shares; and ____% for Class C Shares. The effect of the waiver is to reduce the Fund's annual operating expenses.


                                    Examples

The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                          1 Year  3 Years  5 Years 10 Years

      Class A                 $        $     N/A       N/A
      Class B                                N/A       N/A
      Class C                                N/A       N/A
   You would  pay the  following  expenses  if you did not  redeem  your shares:
      Class A                                N/A       N/A
      Class B                                N/A       N/A
      Class C                                N/A       N/A



                           Day-to-day Fund Management

     Since _____
     (Fund's inception)

PARTNERS FUND

PRINCIPAL PARTNERS MIDCAP GROWTH FUND, INC.
The Fund seeks to provide long-term capital growth by investing primarily in medium capitalization U.S. companies with strong earnings growth potential.

Main Strategies
The Fund invests primarily in common stocks and other equity securities of U.S. companies. Under normal market conditions, the Fund invests at least 65% of its assets in companies with market capitalizations in the $1 billion and $10 billion range.

The Fund invests in securities of companies that are diversified across economic sectors. It attempts to maintain sector concentrations that approximate those of its current benchmark, the Russell MidCap Index. The Fund is not an index fund and does not limit its investment to the securities of issuers in the Russell MidCap Index.

The Sub-Advisor, Turner, selects stocks that it believes have strong earnings growth potential. Turner invests in companies with strong earnings dynamics, and sells those with deteriorating earnings prospects. Turner believes forecasts for market timing and sector rotation are unreliable, and introduce an unacceptable level of risk. As a result, under normal market conditions the Fund is fully invested.

Due to its investment strategy, the Fund may buy and sell securities frequently. This may result in higher transaction costs and additional capital gains tax.

Main Risks
Because it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The price of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

In addition, the Fund is subject to the risk that its principal market segment, medium capitalization growth stocks, may underperform compared to other market segments or to the equity markets as a whole. Because of this volatility, the value of the Fund's equity securities may fluctuate on a daily basis. These fluctuations may reduce your principal investment and lead to varying returns. If you sell your shares when their value is less than the price you paid, you will lose money.

The medium capitalization companies the Fund invests in may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these mid-size companies may pose greater risk due to narrow product lines, limited financial resources, less depth in management or a limited trading market for their securities.

Investor Profile
The Fund is generally a suitable investment if you are seeking long-term growth of capital and are willing to accept the potential for short-term fluctuations in the value of your investment. This Fund is not designed for income or conservation of capital.

As  the  inception  date  of  the  Fund  is   ____________________,   historical
performance data is not available. Estimated annual Fund operating expenses are as follows:

                            Fund Operating Expenses*

                                     Class A   Class B  Class C
     Management Fees**..............   %         %         %
     12b-1 Fees.....................
     Other Expenses.................


       Total Fund Operating Expenses   %         %         %

     *    Total Fund Operating Expenses are estimated.

     ** The Manager has agreed to waive a portion of its fee for the Fund from the date operations commenced. The Manager intends to continue the waiver and, if necessary, pay expenses normally payable by the Fund through the period ending October 31, 2000. The waiver will maintain a total level of operating expenses (expressed as a percent of average net assets attributable to a Class on an annualized basis) not to exceed: ____% for Class A Shares; ____% for Class B Shares; and ____% for Class C Shares. The effect of the waiver is to reduce the Fund's annual operating expenses.


                                    Examples

The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                          1 Year  3 Years  5 Years 10 Years

      Class A                 $        $     N/A       N/A
       Class B                                N/A       N/A
      Class C                                N/A       N/A
   You would  pay the  following  expenses  if you did not  redeem  your shares:
      Class A                                N/A       N/A
      Class B                                N/A       N/A
      Class C                                N/A       N/A



                           Day-to-day Fund Management

     Since _____
     (Fund's inception)


INCOME-ORIENTED FUND

PRINCIPAL BOND FUND, INC.
The Fund seeks to provide as high a level of income as is consistent with preservation of capital and prudent investment risk.

Main Strategies
The Fund invests in fixed-income securities. Generally, the Fund invests on a long-term basis but may make short-term investments. Longer maturities typically provide better yields but expose the Fund to the possibility of changes in the values of its securities as interest rates change. Generally, when interest rates fall, the price per share rises, and when rates rise, the price per share declines.

Undernormal  circumstances,  the Fund  invests  at least 65% of its assets in:
     o    debt securities and taxable municipal bonds;
          o rated, at the time of purchase, in one of the top four categories by S&P or Moody's, or
          o    if not rated, in the Manager's opinion are of comparable quality.
     o similar Canadian, Provincial or Federal Government securities payable in U.S. dollars; and
     o securities issued or guaranteed by the U.S. Government or its agencies.

The rest of the Fund's assets may be invested in securities that may be convertible (may be exchanged for a fixed number of shares of common stock of the same issuer) or non-convertible including:
     o   domestic and foreign debt securities;
     o   preferred and common stock;
     o   foreign government securities; and
     o securities rated less than the four highest grades of S&P or Moody's but not lower BB- (S&P) or Ba3 (Moody's). Fixed income securities that are not investment grade are commonly referred to as junk bonds or high yield securities. These securities offer a potentially higher yield than other, higher rated securities, but they carry a greater degree of risk and are considered speculative by the major credit rating agencies.

During the fiscal year ended October 31, 1999, the average ratings of this Fund's assets based on market value at each month-end, were as follows (all ratings are by Moody's):
                          Aaa                    0.05%
                          Aa                     2.90%
                          A                     21.87%
                          Baa                   66.11%
                          Ba                     9.06%

Under unusual market or economic conditions, the Fund may invest up to 100% of its assets in cash and cash equivalents.

Main Risks
When interest rates fall, the price of a bond rises and when interest rates rise, the price declines. In addition, the value of securities held by the Fund may be affected by factors such as credit rating of the entity that issued the bond and effective maturities of the bond. Lower quality and longer maturity bonds will be subject to greater credit risk and price fluctuations than higher quality and shorter maturity bonds.

Investor Profile
The Fund is generally a suitable investment if you are seeking monthly dividends to produce income or to be reinvested in additional Fund shares to help achieve modest growth objectives without accepting the risks of investing in common stocks. As with all mutual funds, if you sell your shares when their value is less than the price you paid, you will lose money.

The Fund's past performance is not predictive of future performance. The bar chart and tables provide some indication of the risks of investing in the Fund by showing changes in the Fund's Class A share performance from year to year.

Annual Total Returns

"1990"  4.64
"1991"  17.45
"1992"  8.61
"1993"  12.77
"1994"  -4.35
"1995"  22.28
"1996"  2.27
"1997"  10.96
"1998"  7.14
"1999"

Calendar Years Ended December 31


The year-to-date return as of December 31, 1999 for Class A shares is _____% and for Class B shares is _____%. The cumulative return for Class C shares from June 30, 1999 through December 31, 1999 is -----%.

The fund's highest/lowest quarterly results during this time period were:

      Highest      .% (quarter ended )
      Lowest       .% (quarter ended )


      Average annual total returns for the period ending December 31, 1999

This table shows how the Fund's average annual returns compare with those of a broad-based securities market index and an index of funds with similar investment objectives.

              Past One Past Five Past Ten                                                    Past One Past Five Past Ten
                Year     Years    Years                                                        Year     Years    Years

     Class A     %        %        %             Lehman Brothers BAA Corporate Index            %        %        %
     Class B              *       --             Lipper Corporate Debt BBB Rated Fund Average
     Class C    **                --

     * Period from December 9, 1994, date Class B shares first offered to the public, through December 31, 1999.
     ** Period from June 30, 1999, date Class C shares first offered to the public, through December 31, 1999.

                            Fund Operating Expenses*

                                    Class A  Class B  Class C
     Management Fees................   %        %        %
     12b-1 Fees.....................
     Other Expenses.................

       Total Fund Operating Expenses   %        %        %

     * Total Fund Operating Expenses for Class A and Class B shares are for the year ended October 31, 1999. Expenses for Class C shares are for the period from June 30, 1999 through December 31, 1999.


                                    Examples

The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                          1 Year  3 Years  5 Years 10 Years

      Class A                 $       $         $        $
      Class B
      Class C
   You would  pay the  following  expenses  if you did not  redeem  your shares:
      Class A
      Class B
      Class C

                           Day-to-day Fund Management

Since November 1996   Scott A. Bennett, CFA. Assistant Director - Securities
                      Investment of Principal Capital Management, LLC since 1996. Investment Manager of Investment Securities from 1991-1996.



INCOME-ORIENTED FUND

PRINCIPAL GOVERNMENT SECURITIES INCOME FUND, INC.
The Fund seeks a high level of current income, liquidity and safety of principal by purchasing obligations issued or guaranteed by the United States Government or its agencies, with emphasis on Government National Mortgage Associations Certificates. The guarantees by the United States Government extends only to principal and interest. There are certain risks unique to GNMA Certificates.

Main Strategies
The Fund invests in U.S. Government securities, which include obligations issued or guaranteed by the U.S. Government or its agencies or instrumentalities. The Fund may invest in securities supported by:
     o    full faith and credit of the U.S. Government (e.g. GNMA certificates);
          or
     o credit of the instrumentality (e.g. bonds issued by the Federal Home Loan Bank).
In addition, the Fund may invest in money market instruments.

The Fund invests in modified pass-through GNMA Certificates. GNMA Certificates are mortgage-backed securities representing an interest in a pool of mortgage loans. Various lenders make the loans which are then insured (by the Federal Housing Administration) or loans which are guaranteed (by Veterans Administration or Farmers Home Administration). The lender or other security issuer creates a pool of mortgages which it submits to GNMA for approval.

Owners of modified pass-through Certificates receive all interest and principal payments owed on the mortgages in the pool, regardless of whether or not the mortgagor has made the payment. Timely payment of interest and principal is guaranteed by the full faith and credit of the U.S. Government.

Main Risks
Although some of the securities the Fund purchases are backed by the U.S. government and its agencies, shares of the Fund are not guaranteed. When interest rates fall, the value of the Fund's shares rises, and when rates rise, the value declines. Because of the fluctuation in values of the Fund's shares, if you sell your shares when their value is less than the price you paid, you will lose money

U.S. Government securities do not involve the degree of credit risk associated with investments in lower quality fixed-income securities. As a result, the yields available from U.S. Government securities are generally lower than the yields available from many other fixed-income securities. Like other fixed-income securities, the values of U.S. Government securities change as interest rates fluctuate. Fluctuations in the value of the Fund's securities do not effect interest income on securities already held by the Fund, but are reflected in the Fund's price per share. Since the magnitude of these fluctuations generally are greater at times when the Fund's average maturity is longer, under certain market conditions the Fund may invest in short-term investments yielding lower current income rather than investing in higher yielding longer term securities.

Mortgage-backed securities are subject to prepayment risk. Prepayments, unscheduled principal payments, may result from voluntary prepayment, refinancing or foreclosure of the underlying mortgage. When interest rates decline, significant unscheduled prepayments may result. These prepayments must then be reinvested at lower rates. Prepayments may also shorten the effective maturities of these securities, especially during periods of declining interest rates. On the other hand, during periods of rising interest rates, a reduction in prepayments may increase the effective maturities of these securities, subjecting them to the risk of decline in market value in response to rising interest and potentially increasing the volatility of the fund.

In addition, prepayments may cause losses on securities purchased at a premium (dollar amount by which the price of the bond exceeds its face value). At times, mortgage-backed securities may have higher than market interest rates and are purchased at a premium. Unscheduled prepayments are made at par and cause the Fund to experience a loss of some or all of the premium.

Investor Profile
The Fund is generally a suitable investment if you who want monthly dividends to provide income or to be reinvested in additional Fund shares to produce growth and prefer to have the repayment of principal and interest on most of the securities in which the Fund invests to be back by the U.S. Government or its agencies.

The Fund's past performance is not predictive of future performance. The bar chart and tables provide some indication of the risks of investing in the Fund by showing changes in the Fund's Class A share performance from year to year.

Annual Total Returns

"1990"  9.52
"1991"  16.83
"1992"  6.13
"1993"  9.16
"1994"  -4.89
"1995"  19.19
"1996"  3.85
"1997"  9.69
"1998"  7.19
"1999"

Calendar Years Ended December 31


The year-to-date return as of December 31, 1999 for Class A shares is _____% and for Class B shares is _____%. The cumulative return for Class C shares from June 30, 1999 through December 31, 1999 is -----%.

The fund's highest/lowest quarterly results during this time period were:

     Highest      .% (quarter ended )
     Lowest       .% (quarter ended )


      Average annual total returns for the period ending December 31, 1999

This table shows how the Fund's average annual returns compare with those of a broad-based securities market index and an index of funds with similar investment objectives.

              Past One Past Five Past Ten                                                    Past One Past Five Past Ten
                Year     Years    Years                                                        Year     Years    Years

     Class A     %        %        %             Lehman Brothers GNMA Index                     %        %        %
     Class B              *       --             Lipper GNMA Fund Average
     Class C    **

     * Period from December 9, 1994, date Class B shares first offered to the public, through December 31, 1999.
     ** Period from June 30, 1999, date Class C shares first offered to the public, through December 31, 1999.

                            Fund Operating Expenses*

                                    Class A Class B  Class C
     Management Fees................   %        %       %
     12b-1 Fees.....................
     Other Expenses.................

       Total Fund Operating Expenses   %        %       %

     * Total Fund Operating Expenses for Class A and Class B shares are for the year ended October 31, 1999. Expenses for Class C shares are for the period from June 30, 1999 through December 31, 1999.


                                    Examples

The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                         1 Year  3 Years  5 Years 10 Years

     Class A                 $       $         $        $
     Class B
     Class C
  You would  pay the  following  expenses  if you did not  redeem  your shares:
     Class A
     Class B
     Class C

                           Day-to-day Fund Management

Since May 1985       Martin J. Schafer, Portfolio Manager of Invista Capital
(Fund's inception)   Management, LLC  since 1992.



INCOME-ORIENTED FUND

PRINCIPAL HIGH YIELD FUND, INC.
The Fund seeks high current income primarily by purchasing high yielding, lower or non-rated fixed income securities which are believed not to involve undue risk to income or principal. Capital growth is a secondary objective when consistent with the objective of high current income.

Main Strategies
The Fund invests in high yield, lower or unrated fixed income securities. Fixed income securities that are commonly known as "junk bonds" or high yield securities. These securities offer a higher yield than other, higher rated securities but they carry a greater degree of risk and are considered to be speculative with respect to the issuer's ability to pay interest and repay principal.

The Fund invests its assets in securities rated Ba1 or lower by Moody's or BB+ or lower by S&P. The Fund may also invest in unrated securities which the Manager believes to be of comparable quality. The Fund does not invest in securities rated below Caa (Moody's) or below CCC (S&P) at the time of purchase. The SAI contains descriptions of the securities rating categories.

During the fiscal year ended October 31, 1999, the average ratings of the Fund's assets, based on market value at each month-end, were as follows (all ratings are by Moody's):
     0.74% in securities rated A       46.72% in securities rated Ba
     2.64% in securities rated C        2.62% in securities rated Baa
    52.59% in securities rated B        0.10% in securities rated D
The above percentage for securities rated Ba includes 2.89% of unrated securities and securities rated B includes 2.52% of unrated securities which have been determined by the Manager to be of comparable quality.

Main Risks

Investors assume special risks when investing in the Fund. Compared to higher rated securities, lower rated securities may:
     o have a more volatile market value, generally reflecting specific events affecting the issuer;
     o be subject to greater risk of loss of income and principal (issuers are generally not as financially secure);
     o have a lower volume of trading, making it more difficult to value or sell the security; and
     o be more susceptible to a change in value or liquidity based on adverse publicity and investor perception, whether or not based on factual analysis.

The market for higher-yielding, lower-rated securities has not been tested by an economic recession. An economic downturn may severely disrupt the market for these securities. This could cause financial stress to the issuer negatively affecting the issuer's ability to pay principal and interest. This may also negatively affect the value of the Fund's securities. In addition, if an issuer defaults the Fund may have additional expenses if it tries to recover the amounts due it.

Some securities the Fund buys have call provisions. A call provision allows the issuer of the security to redeem it before its maturity date. If a bond is called in a declining interest rate market, the Fund would have to replace it with a lower yielding security. This results in a decreased return for investors. In addition, in a rising interest rate market, a higher yielding security's value decreases. This is reflected in a lower share price for the Fund.

The Fund tries to minimize the risks of investing in lower rated securities by diversification, investment analysis and attention to current developments in interest rates and economics conditions. Although the Fund's Manager considers securities ratings when making investment decisions, it performs its own investment analysis. This analysis includes traditional security analysis considerations such as:
     o    experience and managerial strength
     o    changing financial condition
     o    borrowing requirements or debt maturity schedules
     o    responsiveness to changes in business conditions
     o    relative value based on anticipated cash flow
     o    earnings prospects

The Manager continuously monitors the issuers of the Fund's securities to determine if the issuers will have sufficient cash flow and profits to meet required principal and interest payments. It also monitors each security to assure the security's liquidity so the Fund can meet requests for sales of Fund shares.

For defensive purposes, the Fund may invest in other securities. During periods of adverse market conditions, the Fund may invest in all types of money market instruments, higher rated fixed-income securities or any other fixed-income securities consistent with the temporary defensive strategy. The yield to maturity on these securities is generally lower than the yield to maturity on lower rated fixed-income securities.

Investor  Profile
The Fund is generally a suitable investment if you are seeking monthly dividends to provide income or to be reinvested in Fund shares for growth. However, it is suitable only for that portion of your investments for which you are willing to accept potentially greater risk. You should carefully consider your ability to assume the risks of this Fund before making an investment and be prepared to maintain your investment in the Fund during periods of adverse market conditions. This Fund should not be relied on to meet short-term financial needs. As with all mutual funds, the value of the Fund's assets may rise or fall. If you sell your shares when their value is less than the price you paid, you will lose money.

The Fund's past performance is not predictive of future performance. The bar chart and tables provide some indication of the risks of investing in the Fund by showing changes in the Fund's Class A share performance from year to year.

Annaul Total Returns

"1990"  -11.66
"1991"  28.74
"1992"  13.09
"1993"  12.1
"1994"  -0.65
"1995"  15.61
"1996"  12.54
"1997"  9.68
"1998"  -1.28
"1999"

Calendar Years Ended December 31




The year-to-date return as of December 31, 1999 for Class A shares is _____% and for Class B shares is _____%. The cumulative return for Class C shares from June 30, 1999 through December 31, 1999 is -----%.

The fund's highest/lowest quarterly results during this time period were:

     Highest      .% (quarter ended )
     Lowest       .% (quarter ended )


      Average annual total returns for the period ending December 31, 1999

This table shows how the Fund's average annual returns compare with those of a broad-based securities market index and an index of funds with similar investment objectives.

              Past One Past Five Past Ten                                                    Past One Past Five Past Ten
                Year     Years    Years                                                        Year     Years    Years

     Class A     %        %        %           Lehman Brothers High Yield Composite Bond Index   %        %        %
     Class B              *       --           Lipper High Current Yield Fund Average
     Class C    **

     * Period from December 9, 1994, date Class B shares first offered to the public, through December 31, 1999.
     ** Period from June 30, 1999, date Class C shares first offered to the public, through December 31, 1999.

                            Fund Operating Expenses*

                                    Class A Class B  Class C
     Management Fees................   %        %        %
     12b-1 Fees.....................
     Other Expenses.................

       Total Fund Operating Expenses   %        %        %

     * Total Fund Operating Expenses for Class A and Class B shares are for the year ended October 31, 1999. Expenses for Class C shares are for the period from June 30, 1999 through December 31, 1999.


                                    Examples

The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                         1 Year  3 Years  5 Years 10 Years
  --------------------------------------------------------
     Class A                 $       $         $        $
     Class B
     Class C
  You would  pay the  following  expenses  if you did not  redeem  your shares:
     Class A
     Class B
     Class C

                           Day-to-day Fund Management

Since April 1998   Mark P. Denkinger, CFA. Assistant Director - Securities
                   Investment of Principal Capital Management, LLC since 1998. Investment Manager from 1993-1998.


INCOME-ORIENTED FUND

PRINCIPAL LIMITED TERM BOND FUND, INC.
The Fund seeks a high level of current income consistent with a relatively high level of principal stability by investing in a portfolio of securities with a dollar weighted average matruity of five years or less.

Main Strategies
The Fund invests in high grade, short-term debt securities. Under normal circumstances, it invests at least 80% of its assets in:
     o securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities;
     o debt securities of U.S. issuers rated in the three highest grades by S&P or Moody's; or
     o if unrated, are of comparable quality in the opinion of the Sub-Advisor, Invista.

The rest of the Fund's assets are invested in securities in the fourth highest rating category or their equivalent. Securities in the fourth highest category are "investment grade." While they are considered to have adequate capacity to pay interest and repay principal, they do have speculative characteristics. Changes in economic and other conditions are more likely to impact the ability of the issuer to make principal and interest payments than is the case with higher rated securities.

Main Risks
The Fund may invest in corporate debt securities and mortgage-backed securities. When interest rates fall, the price of a bond rises and when interest rates rise, the price declines. In addition, the value of the corporate debt securities held by the Fund may be affected by factors such as credit rating of the entity that issued the bond and effective maturities of the bond. Lower quality and longer maturity bonds will be subject to greater credit risk and price fluctuations than higher quality and short maturity bonds.

Mortgage backed securities are subject to prepayment risk. When interest rates decline, significant unscheduled prepayments may result. These prepayments must then be reinvested at lower rates. Prepayments may also shorten the effective maturities of these securities, especially during periods of declining interest rates. On the other hand, during periods of rising interest rates, a reduction in prepayments may increase the effective maturities of these securities, subjecting them to the risk of decline in market value in response to rising interest. This may increase the volatility of the Fund.

Under normal circumstances, the Fund maintains a dollar-weighted average maturity of not more than five years. In determining the average maturity of the Fund's assets, the maturity date of callable or prepayable securities may be adjusted to reflect Invista's judgment regarding the likelihood of the security being called or prepaid.

Under unusual market or economic conditions, for temporary defensive purposes the Fund may invest up to 100% of its assets in the cash or cash equivalents.

As with all mutual funds, the value of the Fund's assets may rise or fall. If you sell your shares when their value is less than the price you paid, you will lose money.


Investor Profile
The Fund is generally a suitable investment if you who want monthly dividends to generate income or to reinvest for modest growth. You must be willing to accept some volatility in the value of your investment but do not want dramatic volatility.

The Fund's past performance is not predictive of future performance. The bar chart and tables provide some indication of the risks of investing in the Fund by showing changes in the Fund's Class A share performance from year to year.

Annual Total Returns

"1997"  6.63
"1998"  6.7
"1999"

Calendar Years Ended December


The year-to-date return as of December 31, 1999 for Class A shares is _____% and for Class B shares is _____%. The cumulative return for Class C shares from June 30, 1999 through December 31, 1999 is -----%.

The fund's highest/lowest quarterly results during this time period were:

     Highest      .% (quarter ended )
     Lowest       .% (quarter ended )


      Average annual total returns for the period ending December 31, 1999

This table shows how the Fund's average annual returns compare with those of a broad-based securities market index and an index of funds with similar investment objectives.

              Past One Past Five Past Ten                                                            Past One Past Five Past Ten
                Year     Years    Years                                                                 Year     Years    Years

     Class A     %       %*        --        Lehman Brothers Intermediate Government/Corporate Index      %        %        --
     Class B              *        --        Lipper Short-Intermediate Investment Grade Debt
     Class C    **                             Fund Average                                                       --

     * Period from February 29, 1996, date shares first offered to the public, through December 31, 1999.
     ** Period from June 30, 1999, date Class C shares first offered to the public, through December 31, 1999.


                            Fund Operating Expenses*

                                    Class A Class B  Class C
     Management Fees................   %        %       %
     12b-1 Fees.....................
     Other Expenses.................

       Total Fund Operating Expenses   %        %       %

     * Total Fund Operating Expenses for Class A and Class B shares are for the year ended October 31, 1999. Expenses for Class C shares are for the period from June 30, 1999 through December 31, 1999.

     ** The Manager has agreed to waive a portion of its fee for the Fund. The Manager intends to continue the waiver and, if necessary, pay expenses normally payable by the Fund through the period ending October 31, 2000. The waiver will maintain a total level of operating expenses (expressed as a percent of average net assets attributable to a Class on an annualized basis) not to exceed: 1.00% for Class A Shares; 1.35% for Class B Shares; and 1.35% for Class C Shares. The effect of the waiver is to reduce the Fund's annual operating expenses.


                                    Examples

The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                          1 Year  3 Years  5 Years 10 Years
   --------------------------------------------------------
      Class A                 $       $         $        $
      Class B
      Class C
   You would  pay the  following  expenses  if you did not  redeem  your shares:
      Class A
      Class B
      Class C


                           Day-to-day Fund Management

Since February 1996   Martin J. Schafer, Portfolio Manager of Invista Capital
(Fund's inception)    Management, LLC  since 1992.


INCOME-ORIENTED FUND

PRINCIPAL TAX-EXEMPT BOND FUND, INC.
The Fund seeks as high a level of current income exempt from federal income tax as is consistent with preservation of capital. The Fund seeks to achieve its objective primarily through the purchase of investment grade quality, tax-exempt fixed-income obligations.

Main Strategies and Risks
The Fund invests in a diversified portfolio of securities issued by or on behalf of state or local governments and other public authorities. In the opinion of the issuer's bond counsel, interest on these obligations is exempt from federal income tax. Investment in the Fund is not appropriate for IRA or other tax-advantaged accounts.

Under normal market conditions, the Fund invests at least 80% of its assets in municipal obligations. At the time these securities are purchased, they are: municipal bonds which are rated in the four highest grades by Moody's; municipal notes rated in the highest grade by Moody's; municipal commercial paper rated in the highest grade by Moody's or S&P; or if unrated, are of comparable quality in the opinion of the Manager. During normal market conditions, the Fund will not invest more than 20% of its assets in: securities that do not meet the criteria stated above; taxable securities; or municipal obligations the interest on which is treated as a tax preference item for purposes of the federal alternative minimum tax. The Fund may also invest in taxable securities which mature one year or less from the time of purchase. These taxable investments are generally made for liquidity purposes or as a temporary investment of cash pending investment in municipal obligations. Under unusual market or economic conditions, for temporary defensive purposes the Fund may invest more than 20% of its assets in taxable securities.

Up to 20% of Fund assets may be invested in debt securities rated lower than BBB by S&P or Baa by Moody's. The Fund will not purchase municipal bonds rated lower than B by Moody's or S&P. It also will not buy municipal notes or commercial paper which are unrated or are not comparable in quality to rated securities. During the fiscal year ended October 31, 1999, the average ratings of the Fund's assets, based on market value at each month-end, were (all ratings are by Standard & Poor's): % rated AAA; % rated AA; % rated A and % rated BBB. The above percentages includes unrated securities which the Manager has determined to be of comparable quality: % rated AAA; % rated AAA; % rated AA; % rated A and % rated BBB.

Main Risks
The Fund may not invest more than 5% of its assets in the securities of any one issuer (except the U.S. Government) but may invest without limit in obligations of issuers located in the same state. It may also invest in debt obligations which are repayable out of revenue from economically related projects or facilities. This represents a risk to the Fund since an economic, business or political development or change affecting one security could also affect others.

The Fund may purchase industrial development bonds. These securities are issued by industrial development authorities. They may only be backed by the assets and revenues of the industrial corporation which uses the facility financed by the bond.

Fixed income securities that are not investment grade are commonly referred to as "junk bonds" or high yield securities. These securities offer a higher yield than other, higher rated securities, but they carry a greater degree of risk and are considered speculative by the major credit rating agencies.

When interest rates fall, the price of a bond rises and when interest rates rise, the price declines. The value of debt securities may also be affected by factors such as credit rating of the entity that issued the bond and effective maturities of the bond. Lower quality and longer maturity bonds will be subject to greater credit risk and price fluctuations than higher quality and short maturity bonds.

Investor Profile
The Fund is generally a suitable investment if you are seeking monthly dividends to produce income without incurring much principal risk or for short-term needs. As with all mutual funds, the value of the Fund's assets may rise or fall. If you sell your shares when their value is less than the price you paid, you will lose money.

The Fund's past performance is not predictive of future performance. The bar chart and tables provide some indication of the risks of investing in the Fund by showing changes in the Fund's Class A share performance from year to year.

Annual Total Returns

"1990"  5.08
"1991"  12.07
"1992"  9.62
"1993"  12.44
"1994"  -9.44
"1995"  20.72
"1996"  4.6
"1997"  9.19
"1998"  5.08
"1999"

Calendar Years Ended December 31


The year-to-date return as of December 31, 1999 for Class A shares is _____% and for Class B shares is _____%. The cumulative return for Class C shares from June 30, 1999 through December 31, 1999 is -----%.

The fund's highest/lowest quarterly results during this time period were:

      Highest      .% (quarter ended )
      Lowest       .% (quarter ended )


      Average annual total returns for the period ending December 31, 1999

This table shows how the Fund's average annual returns compare with those of a broad-based securities market index and an index of funds with similar investment objectives.

              Past One Past Five Past Ten                                                    Past One Past Five Past Ten
                Year     Years    Years                                                        Year     Years    Years

     Class A     %        %        %             Lehman Brothers Municipal Bond Index           %        %        %
     Class B              *       --             Lipper General Municipal Debt Fund Average
     Class C    **

     * Period from December 9, 1994, date Class B shares first offered to the public, through December 31, 1999.
     ** Period from June 30, 1999, date Class C shares first offered to the public, through December 31, 1999.

                            Fund Operating Expenses*

                                     Class A Class B  Class C
     Management Fees................   %        %        %
     12b-1 Fees.....................   None     %
     Other Expenses.................   %        %

       Total Fund Operating Expenses   %        %        %

     * Total Fund Operating Expenses for Class A and Class B shares are for the year ended October 31, 1999. Expenses for Class C shares are for the period from June 30, 1999 through December 31, 1999.


                                    Examples

The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                          1 Year  3 Years  5 Years 10 Years

      Class A                 $       $         $        $
      Class B
      Class C
   You would  pay the  following  expenses  if you did not  redeem  your shares:
      Class A
      Class B
      Class C

                           Day-to-day Fund Management

Since July 1991   Daniel J. Garrett, CFA. Assistant Director - Securities
                  Investment of Principal Capital Management LLC since 1994.


MONEY MARKET FUND

PRINCIPAL CASH MANAGEMENT FUND, INC.

The Fund seeks as high a level of income available from short-term securities as is considered consistent with preservation of principal and maintenance of liquidity by investing in a portfolio of money market instruments.

Main Strategies
The Fund seeks as high a level of income available from short-term securities as is considered consistent with preservation of principal and maintenance of liquidity by investing in a portfolio of money market instruments.

The Fund invests its assets in a portfolio of money market instruments. The investments are U.S. dollar denominated securities which the Manager believes present minimal credit risks. At the time the Fund purchases each security, it is an "eligible security" as defined in the regulations issued under the Investment Company Act of 1940.

The Fund maintains a dollar weighted average portfolio maturity of 90 days or less. It intends to hold its investments until maturity. However, the Fund may sell a security before it matures:
o    to take advantage of market variations;
o    to generate cash to cover sales of Fund shares by its shareholders; or
o upon revised credit opinions of the security's issuer. The sale of a security by the Fund before maturity may not be in the best interest of the Fund. The Fund does have an ability to borrow money to cover the sale of Fund shares. The sale of portfolio securities is usually a taxable event.

It is the policy of the Fund to be as fully invested as possible to maximize current income. Securities in which the Fund invests include:

o Government securities which are issued or guaranteed by the U.S. Government, including treasury bills, notes and bonds.
o U.S. Government agency securities which are issued or guaranteed by agencies or instrumentalities of the U.S. Government. These are backed either by the full faith and credit of the U.S. Government or by the credit of the particular agency or instrumentality.
o    Bank obligations consisting of:
     o certificates of deposit which generally are negotiable certificates against funds deposited in a commercial bank or
     o bankers acceptances which are time drafts drawn on a commercial bank, usually in connection with international commercial transactions.
o Commercial paper which is short-term promissory notes issued by U.S. or foreign corporations primarily to finance short-term credit needs.
o Short-term corporate debt consisting of notes, bonds or debentures which at the time of purchase by the Fund has 397 days or less remaining to maturity.
o Repurchase agreements under which securities are purchased with an agreement by the seller to repurchase the security at the same price plus interest at a specified rate. Generally these have a short duration (less than a week) but may also have a longer duration.
o Taxable municipal obligations which are short-term obligations issued or guaranteed by state and municipal issuers which generate taxable income.

Main Risks
As with all mutual funds, the value of the Fund's assets may rise or fall. Although the Fund seeks to preserve the value of an investment at $1.00 per share, it is possible to lose money by investing in the Fund if you sell your shares when their value is less than the price you paid. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Investor Profile
The Fund is generally a suitable investment if you are seeking monthly dividends to produce income without incurring much principal risk or your short-term needs.

The Fund's past performance is not predictive of future performance. The bar chart and tables provide some indication of the risks of investing in the Fund by showing changes in the Fund's Class A share performance from year to year.

 Annual Total Returns

"1990"  7.63
"1991"  5.8
"1992"  3.38
"1993"  2.63
"1994"  3.77
"1995"  5.44
"1996"  4.96
"1997"  4.88
"1998"  5.15
"1999"

Calendar Years Ended December 31


The year-to-date return as of December 31, 1999 for Class A shares is _____% and for Class B shares is _____%. The cumulative return for Class C shares from June 30, 1999 through December 31, 1999 is _____%. To obtain the Fund's current yield information, please call 1-800-247-4123.


      Average annual total returns for the period ending December 31, 1999

This table shows how the Fund's average annual returns compare with those of a broad-based securities market index and an index of funds with similar investment objectives.

              Past One Past Five Past Ten
                Year     Years    Years
     Class A     %        %        %
     Class B              *        --
     Class C    **

     * Period from December 9, 1994, date Class B shares first offered to the public, through December 31, 1999.
     ** Period from June 30, 1999, date Class C shares first offered to the public, through December 31, 1999.


                            Fund Operating Expenses*

                                     Class A Class B  Class C
     Management Fees................   %        %       %
     12b-1 Fees.....................   None     %
     Other Expenses.................   %        %

       Total Fund Operating Expenses   %        %       %

     * Total Fund Operating Expenses for Class A and Class B shares are for the year ended October 31, 1999. Expenses for Class C shares are for the period from June 30, 1999 through December 31, 1999.


                                    Examples

The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                         1 Year  3 Years  5 Years 10 Years

     Class A                 $       $         $        $
     Class B
     Class C
  You would  pay the  following  expenses  if you did not  redeem  your shares:
     Class A
     Class B
     Class C

                           Day-to-day Fund Management

Since March 1983    Michael R. Johnson. Assistant Director - Securities Trading
                    of Principal Capital Management, LLC since 1994.

Since ______        Alice Robertson


THE COSTS OF INVESTING

Fees and Expenses of the Funds

This table describes the fees and expenses that you may pay if you buy and hold shares of a Fund.

                                                 Shareholder Fees
                                     (fees paid directly from your investment)

                                          Class A Shares                    Class B Shares                      Class C Shares

                                                                                                               Maximum Deferred
                                       Maximum Sales Charge          Maximum Deferred Sales Charge             Sales Charge on
                                           on Purchases            (as a percentage of the lower of            Purchases (as a
                                        (as a percentage of           the original purchase price               percentage of
                                          offering price)              or current market value)                 offering price)


                                                                          Redemptions During                  Redemptions During
                                                                                 Year                               Year 1

                                                                1      2     3      4     5      6     7
                                                 -------------------------------------------------------
   All Funds except LargeCap Stock Index,
     Limited Term Bond
     and Cash Management Funds                 4.75%           4%     4%    3%     3%    2%     1%    0%            1.00%
   LargeCap Stock Index and
     Limited Term Bond Funds                   1.50%          1.25%  1.25% .75%   .75%  .50%   .25%   0%            .50%
   Cash Management Fund                        None            4%     4%    3%     3%    2%     1%    0%            1.00%

   Notes:
   o Shares do not have an exchange or redemption fee.
   o A wire charge of $6.00 will be deducted for all wire transfers.
   o Class A shares have no deferred sales charge on sales of less than $1 million.
   o Class B and Class C shares have no front-end sales charge.

Fees and expenses are important because they lower your earnings. However, low costs do not guarantee higher earnings. For example, a fund with no front-end sales charge may have higher ongoing expenses than a fund with such a sales charge. Before investing, you should be sure you understand the nature of different costs. Your Registered Representative can help you with this process.

One-time fees. You may pay a one-time sales charge for each purchase (Class A shares) or redemption (Class B or Class C shares).

o Class A shares may be purchased at a price equal to the share price plus an initial sales charge.
o Investments of $1 million or more of Class A shares are sold without an initial sales charge but may be subject to a contingent deferred sales charge (CDSC) at the time of redemption.
o Class B and Class C shares have no initial sales charge but may be subject to a CDSC. If you sell (redeem) shares and the CDSC is imposed, it will reduce the amount of sales proceeds.

Choosing a Share Class
You may purchase Class A, Class B or Class C shares of each Fund. Your decision to purchase a particular class depends on a number of factors including:
o    the dollar amount you are investing;
o    the amount of time you plan to hold the investment; and
o    any plans to make additional investments in the Principal Mutual Funds.

In addition, you might consider:
o Class A shares if you are making an investment that qualifies for a reduced sales charge;
o Class B shares if you prefer not to pay an initial sales charge and you plan to hold your investment for at least six years; or
o Class C shares if you prefer not to pay an initial sales charge and you plan to hold your investment for only a few years.

The difference between the share Classes is their expenses. Because of their expenses, Class A shares tend to outperform Class C shares when the amount invested is higher and/or the money is invested for a longer period of time. If you plan on purchasing shares, but are unsure which Class to select, this table may assist you. Class A shares may be advantageous over Class C shares when:

           The amount invested is        The holding period of the investment is

       Less than $50,000                           Greater than 5 years
       $50,000 but less than $100,000              Greater than 5 years
       $100,000 but less than $250,000             Greater than 4 years
       $250,000 but less than $500,000             Greater than 4 years
       $500,000 but less than $1,000,000           Greater than 1 year

Class A Shares.
o    You generally pay a sales charge on an investment in Class A shares.
o Class A shares generally have lower annual operating expenses than Class B or Class C shares.
o    If you invest $50,000 or more, the sales charge is reduced.
o You are not assessed a sales charge on purchases of Class A shares of $1 million or more. A deferred sales charge may be imposed if you sell those shares within eighteen months of purchase.

Class B Shares
o    You do not pay a sales charge on an investment in Class B shares.
o If you sell your Class B shares within six years from the date of purchase, you may pay a deferred sales charge.
o If you keep your Class B shares for seven years, your Class B shares automatically convert to Class A shares without a charge.
o Class B shares generally have higher annual operating expenses than Class A shares.

Class C Shares
o    You do not pay a sales charge on an investment in Class C shares.
o If you sell your Class C shares within one year from the date of purchase, you pay a deferred sales charge.
o Class C shares generally have higher annual operating expenses than Class A or Class B shares.

Front-end sales charge: Class A shares
There is no sales charge on purchases of Class A shares of the Cash Management Fund. Class A shares of the other Funds are purchased with a sales charge that is a variable percentage based on the amount of the purchase. There is no sales charge on shares of a Fund purchased with reinvested dividends or other distributions. Your sales charge may be reduced for larger purchases as indicated below.

                                         All Funds (Except           Sales Charge for
                                          LargeCap Stock             LargeCap Stock
                                      Index and Limited Term      Index and Limited Term          Sales Charge for
                                            Bond Funds)                 Bond Funds              Dealers Allowance as
                                       Sales Charge as % of:       Sales Charge as % of:         % of Offering Price

                                                                                           All Funds Except   LargeCap Stock
                                                                                            LargeCap Stock       Index and
                                      Offering    Net Amount      Offering    Net Amount       Index and       Limited Term
           Amount invested              Price      Invested         Price      Invested    Limited Term Bond       Bond

     Less than $50,000                  4.75%        4.99%          1.50%        1.52%          4.00%              1.25%
     $50,000 but less than $100,000     4.25%        4.44%          1.25%        1.27%          3.75%              1.00%
     $100,000 but less than $250,000    3.75%        3.90%          1.00%        1.10%          3.25%              0.75%
     $250,000 but less than $500,000    2.50%        2.56%          0.75%        0.76%          2.00%              0.50%
     $500,000 but less than $1,000,000  1.50%        1.52%          0.50%        0.50%          1.25%              0.25%
     $1,000,000 or more                   0            0              0            0            0.75%              0.25%

The front-end sales charge is waived on an investment of $1 million or more in Class A shares. There may be a CDSC on shares sold within 18 months of the purchase date. The CDSC does not apply to shares purchased with reinvested dividends or other distributions. The CDSC is calculated as 0.75% of the lesser of the current market value or the initial purchase price of the shares sold. The CDSC is waived on shares sold to fund a Principal Mutual Fund 401(a) or Principal Mutual Fund 401(k) retirement plan, except redemptions which are the result of termination of the plan or transfer of all plan assets. The CDSC is also waived:
o    on shares sold to satisfy IRS minimum distribution rules; and
o using a periodic withdrawal plan. (You may sell up to 10% of the value of the shares subject to a CDSC without paying the CDSC.)

In the case of selling some but not all of the shares in an account, the shares not subject to a sales charge are redeemed first. Other shares are redeemed in the order purchased (first in, first out). Shares subject to the CDSC which are exchanged into another Principal Mutual Fund continue to be subject to the CDSC until the CDSC expires.

Broker-dealers that sell Principal Mutual Funds are paid a certain percentage of the sales charge in exchange for their services. At the option of Princor Financial Services Corporation, the amount paid to a dealer may be more or less than that shown in the chart above. The amount paid depends on the services provided. Amounts paid to dealers on purchases without a front-end sales charge are determined by and paid for by Princor.

SALES CHARGE WAIVER OR REDUCTION (Class A shares)

Class A shares of the Funds may be purchased without a sales charge or at a reduced sales charge. The Funds reserve the right to change or stop offering shares in this manner at any time for new accounts and with 60 days notice to shareholders of existing accounts.

Waiver of sales charge (Class A shares)
A Fund's Class A shares may be purchased without a sales charge:
o by its Directors, Principal Life and its subsidiaries and their employees, officers, directors (active or retired), brokers or agents. This also includes their immediate family members and trusts for the benefit of these individuals;
o    by the Principal Employees' Credit Union;
o by non-ERISA clients of Invista Capital Management, LLC and Principal Capital Management LLC;
o by any employee or Registered Representative (and their employees) of an authorized broker-dealer;
o through broker-dealers, investment advisors and other financial institutions that have entered into an agreement with Princor which includes a requirement that such shares be sold for the benefit of clients participating in a "wrap account" or similar program under which clients pay a fee to the broker-dealer, investment advisor or financial institution;
o by unit investment trusts sponsored by Principal Life Insurance Company and/or its subsidiaries or affiliates;
o by certain employee welfare benefit plan customers of Principal Life with Plan Deposit Accounts;
o by participants who receive distributions from certain annuity contracts offered by Principal Life;
o to the extent the investment represents the proceeds of a total surrender of certain Principal Life issued unregistered group annuity contracts if Principal Life waives any applicable CDSC or other contract surrender charge;
o using cash payments received from the Principal Bank under its awards program;
o to the extent the investment represents redemption proceeds from certain unregistered group annuity contracts issued by Principal Life to fund an employer's 401(a) plan where such proceeds are used to fund the employer's 401(a) plan; and
o to the extent the purchase proceeds represent a distribution from a terminating 401(a) plan if the employer or plan trustee has entered into a written agreement with Princor permitting the group solicitation of employees/participants. Such purchases are subject to the CDSC which applies to purchases of $1 million or more as described above.

Class A shares may also be purchased without a sales charge if your Registered Representative has recently become affiliated with a broker-dealer authorized to sell shares of the Principal Mutual Funds. The following conditions must be met:
o your purchase of Class A shares must take place within the first 180 days of your Registered Representative's affiliation with the authorized broker-dealer;
o your investment must represent the sales proceeds from other mutual fund shares (you must have paid a front-end sales charge or a CDSC) and the sale must occur within the 180 day period; and
o you must indicate on your Principal Mutual Fund application that you are eligible for waiver of the front-end sales charge.
o    You must send us either:
     o   the check for the sales proceeds(endorsed to Principal Mutual Funds) or
     o a copy of the confirmation statement from the other mutual fund showing the sale transaction. If you place your order to buy Principal Mutual Fund shares on the telephone, you must send us a copy of the confirmation within 21 days of placing the order. If we do not receive the confirmation within 21 days, we will sell enough of your Class A shares to pay the sales charge that otherwise would have been charged.

     NOTE: Please be aware that the sale of your other mutual fund shares may be subject to federal (and state) income taxes. In addition, you may pay a surrender charge to the other mutual fund.

Reduction of sales charge (Class A shares)
1) Dollar amount of purchase. The sales charge varies with the size of your purchase. Reduced charges apply to the total of Principal Mutual Funds' (excluding the Principal Cash Management Fund, Inc.) shares purchased at one time by any "Qualified Purchaser." A Qualified Purchaser includes an individual and his/her spouse and their children under the age of 25, a trust primarily for such persons, and a trustee or other fiduciary purchasing for a single trust estate or single fiduciary account. If the total amount being invested in the Principal Mutual Funds is near a sales charge breakpoint, you should consider increasing amount invested to take advantage of a lower sales charge. A purchase made by or through an employer on behalf of an employee or employees (including independent contractors) is also considered a purchase by a Qualified Purchaser.

2) Statement of intention (SOI). Qualified Purchasers may obtain reduced sales charges by signing an SOI. The SOI is a nonbinding obligation on the Qualified Purchaser to purchase the full amount indicated in the SOI. The sales charge is based on the total amount to be invested in a 13 month period (24 months if the intended investment is $1 million or more). Upon your request, we will set up a 90-day lookback period to include earlier purchases - the 13 (24) month period then begins on the date of your first purchase during the 90-day period. If the intended investment is not made, sufficient shares will be sold to pay the additional sales charge due. A 401(a) plan trustee must submit the SOI at the time of the first plan purchase. The 90-day lookback period is not available to a 401(a) plan trustee.

3) Rights of accumulation. The Class A, Class B and Class C shares already owned by a Qualified Purchaser are added to the amount of the new purchase to determine the applicable sales charge percentage. Class A shares of the Cash Management Fund are not included in the calculation unless they were acquired in exchange for other Principal Mutual Fund shares.

4) Death Benefit proceeds. Death benefit proceeds from a life insurance policy or certain annuity contracts issued by Principal Life (or its subsidiaries or affiliates) may be invested in Class A shares at a reduced sales charge. To qualify for the reduced sales charge, the proceeds must be applied to the purchase of shares of a Principal Mutual Fund within one year of the insured's death. The applicable sales charge is determined by the table below.

                                                            Sales Charge as a % of:
                                                                                                           Dealer Allowance
                                                   Offering                    Net Amount                      as % of
           Amount of Purchase                        Price                      Invested                    Offering Price
         Less than $500,000                          2.50%                        2.56%                         2.10%
         $500,000 but less than $1,000,000           1.50%                        1.52%                         1.25%
         $1,000,000 or more                      no sales charge

5)   Employer  sponsored  plans.  Retirement  plans meeting the  requirements of
     Section 401 of the Internal Revenue Code (401(k), Profit Sharing and Money Purchase Pension Plans) and other employer sponsored retirement plans (SIMPLE IRAs, SEPs, SAR-SEPs, non-qualified deferred compensation plans, and Payroll Deduction Plans).
     a) Principal Mutual Fund 401 Plans. The employer chooses to fund the Plan with either Class A, Class B or Class C shares when the plan is established.
          o    If Class A shares are used:
               o all plan investments are treated as made by a single investor to determine the applicable sales charge,
               o the sales charge for investments of less than $250,000 is 3.75% as a percentage of offering price (3.90% of net amount invested), and
               o if the investment is $250,000 or more, the regular sales charge table is used.
          o If Class B shares are used, contributions into the plan after the plan assets are $250,000 or more are used to buy Class A shares.
          o Plan assets are not combined with investments made outside of the plan to determine the applicable sales charge.
          o Investments by plan participants outside the plan are not included with plan assets to determine the applicable sales charge.
     b)  Other employer sponsored retirement plans.
          o    If Class A shares are used:
               o all plan investments are treated as made by a single investor to determine the applicable sales charge;
               o the sales charge for investments of less than $250,000 is 3.75% as a percentage of offering price (3.90% of net amount invested); and
               o if the investment is $250,000 or more, the regular sales charge table is used.
          o If Class B shares are used, contributions into the plan for a plan participant, after the plan assets of that plan participant are $250,000 or more, are used to buy Class A shares (unless the plan participant elects otherwise).
          o Plan assets are not combined with investments made outside of the plan to determine the applicable sales charge.
          o Investments by plan participants outside the plan are not included with plan assets to determine the applicable sales charge.
     c) Participants of Principal Mutual Fund 403(b) plans may buy Fund shares at the same sales charge levels available to other employer sponsored plans described above. Contributions by plan participants are not combined to determine the applicable sales charge.

Contingent deferred sales charge: Class B and Class C shares
A CDSC may be imposed on sales of Class B shares within six years of purchase (five years for certain sponsored plans). A CDSC may be imposed on sales of Class C shares within one year of purchase. Princor receives the proceeds of any CDSC. The CDSC does not apply to shares purchased with reinvested dividends or other distributions. The amount of the CDSC is a percentage based on the number of years you own the shares multiplied by the lesser of the current market value or the initial purchase price of the shares sold.
o In the case of selling some but not all of the shares in an account, the shares not subject to a sales charge are redeemed first. Other Class B shares are redeemed in the order purchased (first in, first out). In processing redemptions for other Class C shares, shares held for the shortest period of time during the one year period are next redeemed. As a result of these methods, you pay the lowest possible CDSC.
o Using a periodic withdrawal plan, you may sell up to 10% of the value of the shares subject to a CDSC without paying the CDSC.
o Shares subject to the CDSC which are exchanged into another Principal Mutual Fund continue to be subject to the CDSC until the CDSC expires.

Class B shares
Class B shares automatically convert into Class A shares (based on share prices, not numbers of shares) seven years after purchase. Class B shares provide you the benefit of putting all your dollars to work from the time of investment, but (until conversion) have higher ongoing fees and lower dividends than Class A shares.

The Class B share CDSC, if any, is determined by multiplying the lesser of the current market value or initial purchase price of the shares sold by the appropriate percentage from the table below:


                                                Class B Share CDSC
                                                as a Percentage of
                                          Dollar Amount Subject to Charge

                                                                                           For Certain Sponsored Plans
                                                                                             Commenced After 2/1/98

                                      All Funds Except         LargeCap Stock          All Funds Except        LargeCap Stock
                                       LargeCap Stock             Index and             LargeCap Stock            Index and
      Years Since Purchase         Index and Limited Term        Limited Term        Index and Limited Term     Limited Term
         Payments Made                    Bond Funds               Bond Funds               Bond Funds            Bond Funds

  2 years or less                            4.00%                  1.25%                   3.00%                  .75%
  more than 2 years, up to 4 years           3.00                   0.75                    2.00                   .50
  more than 4 years, up to 5 years           2.00                   0.50                    1.00                   .25
  more than 5 years, up to 6 years           1.00                   0.25                    None                   None
  more than 6 years                          None                   None                    None                   None

Class C shares
A CDSC of 1% may be imposed on Class C shares sold within one year of purchase. The charge is assessed on the amount equal to the lesser of the current market value or the original purchase cost of the shares being redeemed. No CDSC is imposed on increases in account value above the initial purchase price (including shares acquiring from the reinvestment of dividends or capital gains distributions). Class C shares do not convert to any other class of Fund shares.

Waiver of the sales charge (Class B and Class C shares)
The CDSC is waived on sales of Class B shares and of Class C shares which are sold:
o    due to a shareholder's death;
o    due to the  shareholder's  disability,  as defined in the Internal  Revenue
     Code;
o    from retirement plans to satisfy minimum distribution rules under the Code;
o    to pay surrender charges;
o    to pay retirement plan fees;
o    involuntarily from small balance accounts;
o    through a systematic withdrawal plan (certain limits apply);
o from a retirement plan to assure the plan complies with Sections 401(k), 401(m), 408(k) and 415 of the Code; or
o from retirement plans qualified under Section 401(a) of the Code due to the plan participant's death, disability, retirement or separation from service after attaining age 55.

Ongoing fees. Each Fund pays ongoing operating fees to its Manager, Underwriter and others who provide services to the Fund. They reduce the value of each share you own.

Distribution (12b-1) Fees
Each of the Funds has adopted a Distribution Plan under Rule 12b-1 of the Investment Company Act of 1940. Under the Plan, the Fund pays a fee to Princor based on the average daily net asset value of the Fund. These ongoing fees pay expenses relating to distribution fees for the sale of Fund shares and for services provided by Princor and other selling dealers to shareholders. Because they are ongoing fees, over time they may exceed other types of sales charges.

The maximum 12b-1 fees that may be paid by the Funds on an annual basis are:

o    Class A shares (except Cash Management, LargeCap Stock Index and Limited Term Bond)                 0.25%
o    Class A shares of LargeCap Stock Index and Limited Term Bond                                        0.15%
o    Class B shares (except LargeCap Stock Index and Limited Term Bond)                                  1.00%
o    Class B shares of LargeCap Stock Index and Limited Term Bond                                        0.50%
o    Class C shares                                                                                      1.00%


CERTAIN INVESTMENT STRATEGIES AND RELATED RISKS

The Statement of Additional Information (SAI) contains additional information about investment strategies and their related risks.

Securities and Investment Practices
Equity securities include common stocks, preferred stocks, convertible securities and warrants. Common stocks, the most familiar type, represent an equity (ownership) interest in a corporation. Although equity securities have a history of long-term growth in value, their prices fluctuate based on changes in a company's financial condition and in overall market and economic conditions. Smaller companies are especially sensitive to these factors.

Fixed income securities include bonds and other debt instruments that are used by issuers to borrow money from investors. The issuer generally pays the investor a fixed, variable or floating rate of interest. The amount borrowed must be repaid at maturity. Some debt securities, such as zero coupon bonds, do not pay current interest, but are sold at a discount from their face values.

Fixed income securities are sensitive to changes in interest rates. In general, bond prices rise when interest rates fall and fall when interest rates rise. Longer term bonds and zero coupon bonds are generally more sensitive to interest rate changes.

Bond prices are also affected by the credit quality of the issuer. Investment grade debt securities are medium and high quality securities. Some bonds may have speculative characteristics and be particularly sensitive to economic conditions and the financial condition of the issuers.

Repurchase Agreements and Loaned Securities
Each of the Funds may invest a portion of its assets in repurchase agreements. Repurchase agreements typically involve the purchase of debt securities from a financial institution such as a bank, savings and loan association or broker-dealer. A repurchase agreement provides that the Fund sells back to the seller and that the seller repurchases the underlying securities at a specified price on a specific date. Repurchase agreements may be viewed as loans by a Fund collateralized by the underlying securities. This arrangement results in a fixed rate of return that is not subject to market fluctuation while the Fund holds the security. In the event of a default or bankruptcy by a selling financial institution, the affected Fund bears a risk of loss. To minimize such risks, the Fund enters into repurchase agreements only with large, well-capitalized and well-established financial institutions. In addition, the value of the collateral underlying the repurchase agreement is always at least equal to the repurchase price, including accrued interest.

Each  of  the  Funds  may  lend  its  portfolio   securities   to   unaffiliated
broker-dealers and other unaffiliated qualified financial institutions.

Currency Contracts
The International, International Emerging Markets, International SmallCap, Partners Aggressive Growth, Partners LargeCap Growth and Partners MidCap Growth Funds may each enter into forward currency contracts, currency futures contracts and options, and options on currencies for hedging and other non-speculative purposes. A forward currency contract involves a privately negotiated obligation to purchase or sell a specific currency at a future date at a price set in the contract. A Fund will not hedge currency exposure to an extent greater than the aggregate market value of the securities held or to be purchased by the Fund (denominated or generally quoted or currently convertible into the currency).

Hedging is a technique used in an attempt to reduce risk. If the Fund's Manager or Sub-Advisor hedges market conditions incorrectly or employs a strategy that does not correlate well with the Fund's investment, these techniques could result in a loss, regardless of whether the intent was to reduce risk or to increase return. These techniques may increase the volatility of a Fund and may involve a small investment of cash relative to the magnitude of the risk assumed. In addition, these techniques could result in a loss if the other party to the transaction does not perform as promised. Additionally, there is the risk of government action through exchange controls that would restrict the ability of the Fund to deliver or receive currency.

Forward Commitments
Each of the Income-Oriented, Balanced and Partners Aggressive Growth Funds may enter into forward commitment agreements. These agreements call for the Fund to purchase or sell a security on a future date at a fixed price. Each of these Funds may also enter into contracts to sell its investments either on demand or at a specific interval.

Warrants
Each of the Funds  (except Cash,  Government  Securities  Income and  Tax-Exempt
Bond) may invest up to 5% of its assets in warrants. A warrant is a certificate granting its owner the right to purchase securities from the issuer at a specified price, normally higher than the current market price.

Risks of High Yield Securities
The Balanced, Bond, High Yield and Tax-Exempt Bond Funds may, to varying degrees, invest in debt securities rated lower than BBB by S&P or Baa by Moody's or, if not rated, determined to be of equivalent quality by the Manager. Such securities are sometimes referred to as high yield or "junk bonds" and are considered speculative.

Investment in high yield bonds involves special risks in addition to the risks associated with investment in high rated debt securities. High yield bonds may be regarded as predominantly speculative with respect to the issuer's continuing ability to meet principal and interest payments. Moreover, such securities may, under certain circumstances, be less liquid than higher rated debt securities.

Analysis of the creditworthiness of issuers of high yield securities may be more complex than for issuers of higher quality debt securities. The ability of a Fund to achieve its investment objective may, to the extent of its investment in high yield bonds, be more dependent on such creditworthiness analysis than would be the case if the Fund were investing in higher quality bonds.

High yield bonds may be more susceptible to real or perceived adverse economic and competitive industry conditions than higher grade bonds. The prices of high yield bonds have been found to be less sensitive to interest rate changes than more highly rated investments, but more sensitive to adverse economic downturns or individual corporate developments. If the issuer of high yield bonds defaults, a Fund may incur additional expenses to seek recovery.

The secondary market on which high yield bonds are traded may be less liquid than the market for higher grade bonds. Less liquidity in the secondary trading market could adversely affect the price at which a Fund could sell a high yield bond and could adversely affect and cause large fluctuations in the daily price of the Fund's shares. Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the value and liquidity of high yield bonds, especially in a thinly traded market.

The use of credit ratings for evaluating high yield bonds also involves certain risks. For example, credit ratings evaluate the safety of principal and interest payments, not the market value risk of high yield bonds. Also, credit rating agencies may fail to change credit ratings in a timely manner to reflect subsequent events. If a credit rating agency changes the rating of a portfolio security held by a Fund, the Fund may retain the security if the Manager thinks it is in the best interest of shareholders.

Options
Each of the Funds (except Capital Value, Cash Management,  Growth and Tax-Exempt
Bond) may buy and sell certain types of options. Each type is more fully discussed in the SAI.

Foreign Securities
Each of the following Funds may invest in foreign securities (securities of non-U.S. companies) to the indicated percentage of its assets: (Debt securities issued in the United States pursuant to a registration statement filed with the Securities and Exchange Commission are not treated as foreign securities for purposes of these limitations.)
     o International, International Emerging Markets and International SmallCap Funds - 100%;
     o Partners Aggressive Growth, Partners LargeCap Growth and Real Estate Funds - 25%;
     o Balanced, Blue Chip, Bond, Capital Value, Growth, High Yield, Limited Term Bond, MidCap, SmallCap and Utilities Funds - 20%;
     o    LargeCap Stock Index and Partners MidCap Growth Funds - 10%;

The Cash Management Fund does not invest in foreign securities other than those that are United States dollar denominated. All principal and interest payments for the security are payable in U.S. dollars. The interest rate, the principal amount to be repaid and the timing of payments related to the security do not vary or float with the value of a foreign currency, the rate of interest on foreign currency borrowings or with any other interest rate or index expressed in a currency other than U.S. dollars.

Investment in foreign securities presents certain risks including: fluctuations in currency exchange rates, revaluation of currencies, the imposition of foreign taxes, future political and economic developments including war, expropriations, nationalization, the possible imposition of currency exchange controls and other foreign governmental laws or restrictions. In addition, there may be reduced availability of public information concerning foreign issuers compared to domestic issuers. Foreign issuers are not generally subject to uniform accounting, auditing and financial reporting standards or to other regulatory practices and requirements that apply to domestic issuers. Transactions in foreign securities may be subject to higher costs. The Fund's investment in foreign securities may also result in higher custodial costs and the costs associated with currency conversions.

Securities of many foreign issuers may be less liquid and their prices more volatile than those of comparable domestic issuers. Foreign securities markets, particularly those in emerging market countries, are known to experience long delays between the trade and settlement dates of securities purchased and sold. Such delays may result in a lack of liquidity and greater volatility in the price of securities on those markets. As a result of these factors, the Board of Directors of the Funds have adopted Daily Pricing and Valuation Procedures for the Fund. These procedures outline the steps to be followed by the Manager and/or Sub-Advisor to establish a reliable market or fair value if a reliable market value is not available through normal market quotations. The Executive Committee of the Board of Directors oversees this process.

Securities of Smaller Companies
The Funds may invest in securities of companies with small- or mid-sized market capitalizations. Market capitalization is defined as total current market value of a company's outstanding common stock. Investments in companies with smaller market capitalizations may involve greater risks and price volatility (wide, rapid fluctuations) than investments in larger, more mature companies. Smaller companies may be less mature than larger companies. At this earlier stage of development, the companies may have limited product lines, reduced market liquidity for their shares, limited financial resources or less depth in management than larger or more established companies. Small companies also may be less significant within their industries and may be at a competitive disadvantage relative to their larger competitors. While smaller companies may be subject to these additional risks, they may also realize more substantial growth than larger or more established companies.

Unseasoned Issuers
The Funds may invest in the securities of unseasoned issuers. Unseasoned issuers are companies with a record of less than three years continuous operation, including the operation of predecessors and parents. Unseasoned issuers by their nature have only a limited operating history which can be used for evaluating the company's growth prospects. As a result, investment decisions for these securities may place a greater emphasis on current or planned product lines and the reputation and experience of the company's management and less emphasis on fundamental valuation factors than would be the case for more mature growth companies. In addition, many unseasoned issuers also may be small companies and involve the risks and price volatility associated with smaller companies.

Temporary Defensive Measures
For temporary defensive purposes in times of unusual or adverse market conditions, the Growth-Oriented Funds, the Bond and Limited Term Bond Funds may invest without limit in cash and cash equivalents. For this purpose, cash equivalents include: bank certificates of deposit, bank acceptances, repurchase agreements, commercial paper, and commercial paper master notes which are floating rate debt instruments without a fixed maturity. In addition, a Fund may purchase U.S. Government securities, preferred stocks and debt securities, whether or not convertible into or carrying rights for common stock.

Portfolio Turnover
"Portfolio Turnover" is the term used in the industry for measuring the amount of trading that occurs in a Fund's portfolio during the year. For example, a 100% turnover rate means that on average every security in the portfolio has been replaced once during the year.

Funds with high turnover rates (more than 100%) often have higher transaction costs (which are paid by the Fund) and may generate short-term capital gains (on which you pay taxes even if you don't sell any of your shares during the year). You can find the turnover rate for each Fund, except for the Cash Management, Partners LargeCap Growth and Partners MidCap Growth Funds, in the Fund's Financial Highlights table.

Please consider all the factors when you compare the turnover rates of different funds. A fund with consistently higher total returns and higher turnover rates than another fund may actually be achieving better performance precisely because the managers are active traders. You should also be aware that the "total return" line in the Financial Highlights already includes portfolio turnover costs.

MANAGEMENT, ORGANIZATION AND CAPITAL STRUCTURE

The Manager
Principal Management Corporation serves as the manager for the Principal Mutual Funds. In its handling of the business affairs of each Fund, the Manager provides clerical, recordkeeping and bookkeeping services, and keeps the financial and accounting records required for the Funds. The Manager has signed sub-advisory agreements with various Sub-Advisors for portfolio management functions for certain Funds. The Manager compensates the Sub-Advisor for its services as provided in the subadvisory agreement.

The Manager is a subsidiary of Principal Financial Services, Inc. It has managed mutual funds since 1969. As of ____________________, the funds it managed had assets of approximately $____ billion. The Manager's address is Principal Financial Group, Des Moines, Iowa 50392-0200.

The Sub-Advisors

Funds:         Balanced,  Blue Chip,  Capital  Value,  Government  Securities
               Income,  Growth,  International,  International Emerging Markets,
               International SmallCap,  LargeCap Stock Index, Limited Term Bond,
               MidCap, SmallCap, and Utilities.
Sub-Advisor:   Invista  Capital   Management,   LLC  ("Invista"),   an
               indirectly  wholly-owned  subsidiary of Principal  Life Insurance
               Company and an affiliate of the Manager,  was founded in 1985. It
               manages  investments  for  institutional   investors,   including
               Principal Life. Assets under management as of __________ were approximately $____ billion. Invista's address is 1800 Hub Tower,
               699 Walnut, Des Moines, Iowa 50309.

Fund:          Partners Aggressive Growth
Sub-Advisor:   Morgan Stanley Asset Management ("Morgan Stanley"),  with
               principal  offices at 1221 Avenue of the  Americas,  New York, NY
               10020, provides a broad range of portfolio management services to customers in the U.S. and abroad. As of _______, Morgan Stanley managed investments totaling approximately $_____ billion as named fiduciary or fiduciary adviser. On December 1, 1998, Morgan
               Stanley Assets Management Inc. changed its name to Morgan Stanley
               Dean Witter Investment Management Inc. but continues to do business in certain instances using the name Morgan Stanley Asset
               Management.

Fund:          Partners LargeCap Growth
Sub-Advisor:   Duncan-Hurst  Capital  Management,  Inc.  was founded in
               1990. Its address is 4365 Executive Drive, Suite 1520, San Diego,
               CA 92121. Duncan-Hurst currently manages assets of $ ______ billion for institutional and individual investors.

Fund:          Partners MidCap Growth
Sub-Advisor:   Turner Investment  Partners,  Inc., 1235 Westlake Drive,
               Suite  350,  Berwyn,  PA  19312,  is  a  professional  investment
               management  firm  founded  in  1990.  As  of  ____,   Turner  had
               discretionary  management authority with respect to approximately
               $______  billion  in  assets.   Turner  has  provided  investment
               advisory services to investment companies since 1992.

Duties of the Manager and Sub-Advisor
The Manager or Sub-Advisor provides the Board of Directors of the Fund a recommended investment program. The program must be consistent with the Fund's investment objective and policies. Within the scope of the approved investment program, the Manager or Sub-Advisor advises the Fund on its investment policies and determines which securities are bought and sold, and in what amounts.

The Manager is paid a fee by the Fund for its services, which includes any fee paid to the Sub-Advisor. The fee paid by each Fund (as a percentage of the average daily net assets) for the fiscal year ended October 31, 1999 was:

         Balanced                                        %
         Blue Chip                                       %
         Bond                                            %
         Capital Value                                   %
         Cash Management                                 %
         Government Securities Income                    %
         Growth                                          %
         High Yield                                      %
         International                                   %
         International Emerging Markets                  %
         International SmallCap                          %
         Limited Term Bond                               %
         MidCap                                          %
         Real Estate                                     %
         SmallCap                                        %
         Tax-Exempt Bond                                 %
         Utilities                                       %


PRICING OF FUND SHARES

Each Fund's shares are bought and sold at the current share price. The share price of each Class of shares of each Fund is calculated each day the New York Stock Exchange is open. The share price is determined at the close of business of the Exchange (normally at 3:00 p.m. Central Time). When your order to buy or sell shares is received, the share price used to fill the order is the next price calculated after the order is placed.

For all Funds except the Cash Management Fund, the share price is calculated by:
o    taking the current market value of the total assets of the Fund
o    subtracting liabilities of the Fund
o    dividing the remainder proportionately into the Classes of the Fund
o    subtracting the liabilities of each Class
o    dividing the remainder by the total number of shares owned by that Class.

The securities of the Cash Management Fund are valued at amortized cost. The calculation procedure is described in the Statement of Additional Information. The Cash Management Fund reserves the right to determine a share price more than once a day.

NOTES:
o If current market values are not readily available for a security, its fair value is determined using a policy adopted by the Fund's Board of Directors.
o A Fund's securities may be traded on foreign securities markets which generally complete trading at various times during the day prior to the close of the New York Stock Exchange. The values of foreign securities used in computing share price are determined at the time the foreign market closes. Occasionally, events affecting the value of foreign securities occur when the foreign market is closed and the New York Stock Exchange is open. If the Manager believes the market value is materially affected, the share price will be calculated using the policy adopted by the Fund.
o Certain securities issued by companies in emerging market countries may have more than one quoted valuation at any point in time. These may be referred to as a local price and a premium price. The premium price is often a negotiated price that may not consistently represent a price at which a specific transaction can be effected. The international growth-oriented funds each have a policy to value such securities at a price at which the Manager or Sub-Advisor expects the shares may be sold.

DIVIDENDS AND DISTRIBUTIONS

The Growth-Oriented and Income-Oriented Funds pay most of their net dividend income to you every year. The payment schedule is:

     Funds                                           Record Date                           Payable Date
     Balanced,                                       three business days before            March 24, June 24,
     Real Estate and                                 each payable date                     September 24 and
     December 24
     Utilities                                                                             (or previous business day)

     Blue Chip                                       three business days before            June 24 and December 24
                                                     each payable date                     (or previous business day)

     Capital Value, Growth                           three business days before            December 24
     International, International                    each payable date                     (or previous business day)
     Emerging Markets, International
     SmallCap, LargeCap Stock Index
     MidCap, Partners Aggressive
     Growth, Partners LargeCap
     Growth, Partners Midcap
     Growth and SmallCap

     Bond, Government Securities                     three business days before            monthly on the 24th
     Income, High Yield, Limited                     each payable date                     (or previous business day)
     Term Bond and Tax-Exempt Bond

Net realized capital gains, if any, are distributed annually. Generally the distribution is made on the fourth business day of December. Payments are made to shareholders of record on the third business day prior to the payable date. Capital gains may be taxable at different rates, depending on the length of time that the Fund holds it assets.

You  can  authorize  income  dividend  and capital gain  distributions  to be:
o    invested in additional shares of the Fund you own without a sales charge;
o invested in shares of another Principal Mutual Fund (Dividend Relay) without a sales charge (distributions of a Fund may be directed only to one receiving Fund); or
o    paid in cash.

NOTE: Payment of income dividends and capital gains shortly after you buy shares has the effect of reducing the share price by the amount of the payment.

         Distributions from the Fund, whether received in cash or reinvested in additional shares, may be subject to federal (and state) income tax.

Money Market Fund
The Cash Management Fund declares dividends of all its daily net investment income each day its shares are priced. The dividends are paid daily and are automatically reinvested back into additional shares of the Fund. You may ask to have your dividends paid to you monthly in cash. These cash payments are made on the 20th (or preceding business day if the 20th is not a business day) of each month.

Under normal circumstances, the Fund intends to hold portfolio securities until maturity and value them at amortized cost. Therefore, the Fund does not expect any capital gains or losses. Should there be any gain, it could result in an increase in dividends. A capital loss could result in a dividend decrease.


HOW TO BUY SHARES

To open an account and buy fund shares, rely on your Registered Representative. Principal Mutual Funds are "load" funds which means you pay a sales charge for the ongoing assistance of your Registered Representative.

Fill out the Principal Mutual Fund application* completely.  You must include:
o    the name(s) you want to appear on the account;
o    your choice of Class A, Class B or Class C shares;
o    the amount of the investment;
o    your Social Security number or Taxpayer I.D. number;
o    investor information (used to help your Registered  Representative  confirm
     that  your   investment   selection  is  consistent  with  your  goals  and
     circumstances) ;
o    employer information; and
o other required information (may include corporate resolutions, trust agreements, etc.).

     * An application is included with this prospectus. A different application is needed for a Principal Mutual Fund IRA, 403(b), SEP, SIMPLE, SAR-SEP or certain employee benefit plans. Call Principal Mutual Funds (1-800-247-4123) for more information.

The Fund requires a minimum initial investment:
o    Regular Accounts                                            $1,000
o    Uniform Transfer to Minor Accounts                            $500
o    IRA Accounts                                                  $500

Subsequent investment minimums are $100. However, if your subsequent investment are made using an Automatic Investment Plan, the investment minimum is $50.

Note: The minimum investment applies on a fund level, not on the total investment being made. Minimums may be waived on accounts set up for: certain employee benefit plans; Principal Mutual Fund asset allocation programs; Automatic Investment Plans; and Cash Management Accounts.

Class B and Class C shares of the Cash Management Fund may be purchased only by exchange from other Fund accounts in the same share class.

Invest by mail:
o    Send a check and completed application to:
         Principal Mutual Funds
         P. O. Box 10423
         Des Moines Iowa 50306-9780

o    Make your check payable to Principal Mutual Funds.
o Your purchase will be priced at the next share price calculated after Principal Mutual Funds receives your completed paperwork.

Order by telephone:
o Call us at 1-800-247-4123 between 7:00 a.m. and 7:00 p.m. Central Time on any day that the New York Stock Exchange is open.
o    To buy shares the same day, you need to call before 3:00 p.m. Central Time.
o We must receive your payment for the order within three business days (or the order will be canceled and you may be liable for any loss).
o    For new accounts, you also need to send a completed application.

Wire money from your bank:
o    Have  your   Registered   Representative   call   Principal   Mutual  Funds
     (1-800-247-4123) for an account number and wiring instructions.
o   For both initial and subsequent purchases, federal funds should be wired to:
                           Norwest Bank Iowa, N.A.
                           Des Moines, Iowa 50309
                           ABA No.: 073000228
                           For credit to: Principal Mutual Funds
                           Account No.: 3000499968
                           For credit: Principal ________ Fund, Class ____ Shareholder Account No. __________________ Shareholder Registration __________________

o Give the number and instructions to your bank (which may charge a wire fee).
o To buy shares the same day, the wire must be received before 3:00 p.m. Central Time.
o No wires are accepted on days when the New York Stock Exchange is closed or when the Federal Reserve is closed (because the bank that would receive your wire is closed).

Establish an Automatic Investment Plan
o Make regular monthly investments with automatic deductions from your bank or other financial institution account.
o Minimum investment amounts are waived if you set up an Automatic Investment Plan when you open your account.
o    Minimum monthly purchase $50 per Fund (except Cash Management Fund).
o Cash Management Fund minimum monthly purchase is $100. However, if the Cash Management account is greater than $1,000 when the plan is set up, the monthly minimum is $50.
o Send completed application, check authorization form and voided check (or voided deposit slip) to:
                  Principal Mutual Funds
                  P. O. Box 10423
                  Des Moines Iowa 50306-9780

Set up a Dividend Relay
o Invest your dividends and capital gains from one Principal Mutual Fund in shares of another Principal Mutual Fund.
o    Distributions from a Fund may be directed only to one receiving Fund.
o The Fund share class receiving the investment must be the same class as the originating Fund.
o    There is no sales charge or administrative charge for the Dividend Relay.
o    You can set up Dividend Relay:
     o    on the application for a new account; or
     o by calling Principal Mutual Funds (1-800-247-4123) if telephone services apply to the originating account; or
     o    in writing (a signature guarantee may be required).
o You may discontinue your Dividend Relay election with a written notice to Principal Mutual Funds.
o There may be a delay of up to 10 days before the Dividend Relay plan is discontinued.
o The receiving Fund must meet fund minimums. If it does not, the Fund reserves the right to close the account if it is not brought up to the minimum investment amount within 90 days of sending you a deficiency notice.

HOW TO REDEEM (SELL) SHARES

After you place a sell order in proper form, shares are sold using the next share price calculated. The amount you receive will be reduced by any applicable CDSC. There is no additional charge for a sale. However, you will be charged a $6 wire fee if you have the sale proceeds wired to your bank. Generally, the sale proceeds are sent out on the next business day after the sell order has been placed. At your request, the check will be sent overnight (a $15 overnight fee will be deducted from your account unless other arrangements are made). A Fund can only sell shares after your check making the Fund investment has cleared your bank. To avoid the inconvenience of a delay in obtaining sale proceeds, shares may be purchased with a cashier's check, money order or certified check. A sell order from one owner is binding on all joint owners.

Selling shares may create a gain or a loss for federal (and state) income tax purposes. You should maintain accurate records for use in preparing your income tax returns.

Generally, sales proceeds checks are:
o payable to all owners on the account (as shown in the account registration) and
o mailed to address on the account (if not changed within last month) or previously authorized bank account.

For  other   payment   arrangements,   please  call   Principal   Mutual   Funds
(1-800-247-4123).

You should also call Principal Mutual Funds (1-800-247-4123) for special instructions that may apply to sales from accounts:
o    when an owner has died;
o    for certain employee benefit plans; or
o    owned by corporations, partnerships, agents or fiduciaries.

Within 60 days after the sale of shares, you have a one time privilege to reinvest the amount of the sale proceeds into any Principal Mutual Funds' Class A shares without a sales charge if the shares that were sold were:
o    Class A shares on which a sales charge was paid;
o    Class A shares acquired by conversion of Class B shares; or
o    Class B or Class C shares on which a CDSC was paid.

The transaction is considered a sale for federal (and state) income tax purposes even if the proceeds are reinvested. If a loss is realized on the sale, the reinvestment may be subject to the "wash sale" rules resulting in the postponement of the recognition of the loss for tax purposes.

Sell shares by mail
o    Send a letter (signed by the owner of the account) to:
         Principal Mutual Funds
         P. O. Box 10423
         Des Moines Iowa 50306-9780

o    Specify the Fund and account number.
o    Specify the number of shares or the dollar amount to be sold.
o    A signature guarantee* will be required if the:
     o   sell order is for more than $100,000;
     o   account address has been changed within one month of the sell order; or
     o check is payable to a party other than the account shareholder(s) or Principal Life Insurance Company.
          * If required, the signature(s) must be guaranteed by a commercial bank, trust company, credit union, savings and loan, national securities exchange member or brokerage firm. A signature guaranteed by a notary public or savings bank is not acceptable.

Sell shares in amounts of $100,000 or less by telephone* (1-800-247-4123)
o The address on the account must not have been changed within the last month and telephone privileges must apply to the account from which the shares are being sold.
o    If our phone lines are busy, you may need to send in a written sell order.
o To sell shares the same day, the order must be received before 3:00 p.m. Central Time.
o Telephone redemption privileges are NOT available for Principal Mutual Funds IRAs, 403(b)s, SEPs, SIMPLES, SAR-SEPs, or certain employee benefit plans, or on shares for which certificates have been issued.
o If previously authorized, checks can be sent to a shareholder's U.S. bank account.
     * The Fund and transfer agent reserve the right to refuse telephone orders to sell shares. The shareholder is liable for a loss resulting from a fraudulent telephone order that the Fund reasonably believes is genuine. The Fund will use reasonable procedures to assure instructions are genuine. If the procedures are not followed, the Fund may be liable for loss due to unauthorized or fraudulent transactions. The procedures include: recording all telephone instructions, requesting personal identification information (name, phone number, social security number, birth date, etc.) and sending written confirmation to the address on the account.

Periodic withdrawal plans
You may set up a periodic withdrawal plan on a monthly, quarterly, semiannual or annual basis to:
o    sell a fixed number of shares ($25 initial minimum amount);
o sell enough shares to provide a fixed amount of money ($25 initial minimum amount);
o pay insurance or annuity premiums or deposits to Principal Life Insurance Company (call us at 1-800-247-4123 for details); and
o provide an easy method of making monthly installment payments (if the service is available from your creditor who must supply the necessary forms).

You can set up a periodic withdrawal plan by:
o    completing the applicable section of the application; or
o sending us your written instructions (and share certificate, if any, issued for the account).

Your periodic withdrawal plan continues until: o you instruct us to stop; or o your Fund account balance is zero.

When you set up the withdrawal plan, you select which day you want the sale made (if none selected, the sale will be made on the 15th of the month). If the selected date is not a trading day, the sale will take place on the next trading day (if that day falls in the month after your selected date, the transaction will take place on the trading day before your selected date). If telephone privileges apply to the account, you may change the date or amount by telephoning us at 1-800-247-4123.

Sales may be subject to a CDSC. Up to 10% of the value of a Class B or Class C share account may be withdrawn annually free of a CDSC. If the plan is set up when the account is opened, 10% of the value of additional purchases made within 60 days may also be withdrawn free of a CDSC. The amount of the 10% withdrawal privilege is reset as of the last business day of December of each year based on the account's value as of that day.

Withdrawal payments are sent on or before the third business day after the date of the sale. It may take an additional three business days for your financial institution to post this payment to your account at that financial institution.

Sales made under your periodic withdrawal plan will reduce and may eventually exhaust your account. The Funds do not normally accept purchase payments while a periodic withdrawal plan is in effect (unless the purchase represents a substantial addition to your account).

The Fund from which the periodic withdrawal is made makes no recommendation as to either the number of shares or the fixed amount that you withdraw. The portion of sales proceeds from the Tax-Exempt Bond Fund which represents tax-exempt income which has been accrued but not declared a dividend by the Fund may be taxed at capital gain rates.

HOW TO EXCHANGE SHARES AMONG PRINCIPAL MUTUAL FUNDS

Your shares in the Funds (except Class A shares of Cash Management, LargeCap Stock Index and Limited Term Bond Funds) may be exchanged without a sales charge for the same class of any other Principal Mutual Fund. After 90 days of their purchase, Class A shares of LargeCap Stock Index and Limited Term Bond Funds may be exchanged into Class A shares of the other Principal Mutual Funds.

Class A shares  of the Cash  Management  Fund  may be  exchanged  into
o    Class A shares of other Principal Mutual Funds.
     o If the Cash Management shares were acquired by direct purchase, a sales charge will be imposed on the exchange into other Class A shares.
     o If the Cash Management shares were acquired by (i) exchange from other Funds, (ii) conversion of Class B shares or (iii) reinvestment of dividends earned on Class A shares that were acquired through exchange, no sales charge will be imposed on the exchange into other Class A shares.
o Class B or Class C shares of other Principal Mutual Funds - subject to the CDSC.

The CDSC, if any, is not charged on exchanges. However, the purchase date of the exchanged shares and the CSDC table are used to determine if the newly acquired shares are subject to the CDSC (and the amount of the CDSC if any) when they are sold.

You may exchange shares by:
o calling us (1-800-247-4123), if you have telephone privileges on the account and if no share certificate has been issued.
o    sending a written request to:
                           Principal Mutual Funds
                           P. O. Box 10423
                           Des Moines, Iowa 50306-9780
o completing an Exchange Authorization Form (call us at 1-800-247-4123 to obtain the form).

Automatic exchange election
This election authorizes an exchange from one Principal Mutual Fund to another on a monthly, quarterly, semiannual or annual basis. You can set up an automatic exchange by:
o    completing the Automatic Exchange Election section of the application;
o calling us (1-800-247-4123) if telephone privileges apply to the account from which the exchange is to be made; or
o    sending us your written instructions.

Your automatic  exchange  continues  until:
o    you instruct us to stop; or
o    your Fund account balance is zero.

You may specify the day of the exchange. If the selected day is not a trading day, the sale will take place on the next trading day (if that day falls in the month after your selected date, the transaction will take place on the trading day before your selected date). If telephone privileges apply to the account, you may change the date or amount by telephoning us at 1-800-247-4123.

General
o    An exchange by any joint owner is binding on all joint owners.
o If you do not have an existing account in the Fund to which the exchange is being made, a new account is established. The new account has the same owner(s), dividend and capital gain options and dealer of record as the account from which the shares are being exchanged.
o All exchanges are subject to the minimum investment and eligibility requirement of the Fund being acquired.
o You may acquire shares of a Fund only if its shares are legally offered in your state of residence.
o If a certificate has been issued, it must be returned to the Fund before the exchange can take place.
o Instructions for exchanges in excess of $500,000 must be in writing and signature guaranteed.

The exchange privilege is not intended for short-term trading. Excessive exchange activity may interfere with portfolio management and have an adverse impact on all shareholders. In order to limit excessive exchange activity, and under other circumstances where the Board of Directors of the Fund or the Manager believes it is in the best interest of the Fund, the Fund reserves the right to revise or terminate the exchange privilege, limit the amount or number of exchanges, reject any exchange or close any account. You would be notified of any such action to the extent required by law.

Fund shares used to fund an employee benefit plan may be exchanged only for shares of other Principal Mutual Funds available to employee benefit plans. Such an exchange must be made by following the procedures provided in the employee benefit plan and the written service agreement. The exchange is treated as a sale of shares for federal income (and state) tax purposes and may result in a capital gain or loss. Income tax rules regarding the calculation of cost basis may make it undesirable in certain circumstances to exchange shares within 90 days of their purchase.

GENERAL INFORMATION ABOUT A FUND ACCOUNT

Statements
You will receive quarterly statements (monthly statements for the Cash Management Fund) for the Funds you own. The statements provide the number and value of shares you own, transactions during the quarter, dividends declared or paid and other information. The year end statement includes information for all transactions that took place during the year. Please review your statement as soon as your receive it. Keep your statements as you may need them for tax reporting purposes.

Generally, each time you buy, sell or exchange shares between Principal Mutual Funds, you will receive a confirmation in the mail shortly thereafter. It summarizes all the key information - what you bought or sold, the amount of the transaction, and other vital data. The Cash Management Fund mails confirmations only once a month detailing dividend and account activity.

Certain purchases and sales are only included on your quarterly statement. These include accounts
o    when the only activity during the quarter:
     o    is purchase of shares from reinvested dividends and/or capital gains;
     o    is a result of Dividend Relay;
     o    are purchases under a Automatic Investment Plan;
     o    are sales under a periodic withdrawal plan; and
     o    are purchases or sales under an automatic exchange election.
o    used to fund certain individual retirement or individual pension plans.
o    established under a payroll deduction plan.

Signature Guarantees
Certain transactions require that your signature be guaranteed. If required, the signature(s) must be guaranteed by a commercial bank, trust company, credit union, savings and loan, national securities exchange member or brokerage firm. A signature guaranteed by a notary public or savings bank is not acceptable. Signature guarantees are required:
o    if you sell more than $100,000 from any one Fund;
o if a sales proceeds check is payable to other than the account shareholder(s), Principal Life Insurance Company or one of its affiliates;
o to make a Dividend Relay election from an account with joint owners to an account with only one owner or different joint owners;
o    to change ownership of an account;
o to add telephone transaction services, checkwriting and/or wire privileges to an existing account;
o to change bank account information designated under an existing telephone withdrawal plan;
o to have a sales proceeds check mailed to an address other than the address on the account or to the address on the account if it has been changed within the preceding month; and
o    to exchange more than $500,000 among the Principal Mutual Funds.

Minimum Account Balance
Generally, the Funds do not have a minimum required balance. Because of the disproportional high cost of maintaining small accounts, the Funds reserve the right to set a minimum and sell all shares in an account with a value of less than $300. The sales proceeds would then be mailed to you. These involuntary sales will not be triggered just by market conditions. If the Fund exercises this right, you will be notified that the redemption is going to be made. You will have 30 days to make an additional investment and bring your account up to the required minimum. The Fund reserves the right to increase the required minimum.

Special Plans
The Funds reserve the right to amend or terminate the special plans described in this prospectus. Such plans include automatic investment, dividend relay, periodic withdrawal, and waiver or reduction of sales charges for certain purchasers. You will be notified of any such action to the extent required by law.

Telephone Instructions
The Funds reserve the right to refuse telephone instructions. You are liable for a loss resulting from a fraudulent telephone instruction that we reasonably believe is genuine. We use reasonable procedures to assure instructions are genuine. If the procedures are not followed, we may be liable for loss due to unauthorized or fraudulent transactions. The procedures include: recording all telephone instructions, requesting personal identification information (name, phone number, social security number, birth date, etc.) and sending written confirmation to the shareholder's address of record.

Financial Statements
Shareholders will receive an annual financial statement for the Funds, examined by the Funds' independent auditors, Ernst & Young LLP. Shareholders will also receive a semiannual financial statement which is unaudited. That report is a part of this prospectus. The following financial highlights are based on financial statements which were audited by Ernst & Young LLP.



Additional information about the Fund is available in the Statement of Additional Information dated ____________, and which is part of this prospectus. The Statement of Additional Information can be obtained free of charge by writing or telephoning Princor Financial Services Corporation, P.O. Box 10423, Des Moines, IA 50306. Telephone 1-800-247-4123.

Information about the Fund can be reviewed and copied at the Securities and Exchange Commission's Public Reference Room in Washington, D.C. Information on the operation of the public reference room may be obtained by calling the Commission at 800-SEC-0330. Reports and other information about the Fund are available on the Commission's internet site at http://www.sec.gov. Copies of this information may be obtained, upon payment of a duplicating fee, by writing the Public Reference Section of the Commission, Washington, D.C. 20549-6009.

The U.S. Government does not insure or guarantee an investment in any of the Funds. There can be no assurance that the Cash Management Fund will be able to maintain a stable share price of $1.00 per share.

Shares of the Funds are not deposits or obligations of, or guaranteed or endorsed by, any financial institution, nor are shares of the Funds federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency.


       SEC FILE            DOMESTIC GROWTH-ORIENTED FUNDS

       811-05072           Principal Balanced Fund, Inc.
       811-06263           Principal Blue Chip Fund, Inc.
       811-01874           Principal Capital Value Fund, Inc.
       811-01873           Principal Growth Fund, Inc.
       811-                Principal LargeCap Stock Index Fund, Inc.
       811-05171           Principal MidCap Fund, Inc.
       811-08379           Principal Real Estate Fund, Inc.
       811-08381           Principal SmallCap Fund, Inc.
       811-07266           Principal Utilities Fund, Inc.

                           INTERNATIONAL GROWTH-ORIENTED FUNDS

       811-08249           Principal International Emerging Markets Fund, Inc.
       811-03183           Principal International Fund, Inc.
       811-08251           Principal International SmallCap Fund, Inc.

                           INCOME-ORIENTED FUNDS

       811-05172           Principal Bond Fund, Inc.
       811-04226           Principal Government Securities Income Fund, Inc.
       811-05174           Principal High Yield Fund, Inc.
       811-07453           Principal Limited Term Bond Fund, Inc.
       811-04449           Principal Tax-Exempt Bond Fund, Inc.

                           MONEY MARKET FUND

       811-03585           Principal Cash Management Fund, Inc.

                           PARTNERS FUNDS

       811-09567           Principal Partners Aggressive Growth Fund, Inc.
       811-                Principal Partners LargeCap Growth Fund, Inc.
       811-                Principal Partners MidCap Growth Fund, Inc.





                             PRINCIPAL MUTUAL FUNDS




DOMESTIC GROWTH-ORIENTED FUNDS

Principal Balanced Fund, Inc.
Principal Blue Chip Fund, Inc.
Principal Capital Value Fund, Inc.
Principal Growth Fund, Inc.
Principal LargeCap Stock Index Fund, Inc.
Principal MidCap Fund, Inc.
Principal Real Estate Fund, Inc.
Principal SmallCap Fund, Inc.
Principal Utilities Fund, Inc.


                      INCOME-ORIENTED FUNDS

Principal Bond Fund, Inc.
Principal Government Securities Income Fund, Inc.
Principal High Yield Fund, Inc.
Principal Limited Term Bond Fund, Inc.


INTERNATIONAL GROWTH-ORIENTED FUNDS

Principal International Emerging Markets Fund, Inc.
Principal International Fund, Inc.
Principal International SmallCap Fund, Inc.


MONEY MARKET FUND

Principal Cash Management Fund, Inc.


PARTNERS FUNDS

Principal Partners Aggressive Growth Fund, Inc.
Principal Partners LargeCap Growth Fund, Inc.
Principal Partners MidCap Growth Fund, Inc.




This Prospectus describes mutual funds organized by Principal Life Insurance Company. The Funds provide a choice of investment objectives through Domestic Growth-Oriented Funds, International Growth-Oriented Funds, Income-Oriented Funds and the Money Market Fund.




                  The date of this Prospectus is March 1, 2000.




Neither the Securities and Exchange Commission nor any State Securities Commission has approved or disapproved of these securities or determined if this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.




                                TABLE OF CONTENTS

Fund Descriptions.......................................................  4
     Domestic Growth-Oriented Funds
         Balanced Fund..................................................  6
         Blue Chip Fund.................................................  8
         Capital Value Fund............................................. 10
         Growth Fund ................................................... 12
         LargeCap Stock Index Fund...................................... 14
         MidCap Fund.................................................... 16
         Real Estate Fund............................................... 18
         SmallCap Fund.................................................. 20
         Utilities Fund................................................. 22

     International Growth-Oriented Funds
         International Emerging Markets Fund............................ 24
         International Fund............................................. 26
         International SmallCap Fund.................................... 28

     Partners Funds
         Aggressive Growth Fund......................................... 30
         LargeCap Growth Fund........................................... 32
         MidCap Growth Fund............................................. 34

    Income-Oriented Funds
         Bond Fund...................................................... 36
         Government Securities Income Fund.............................. 38
         High Yield Fund................................................ 40
         Limited Term Bond Fund......................................... 42

     Money Market Fund
         Cash Management Fund........................................... 44

The Costs of Investing.................................................. 46

Certain Investment Strategies and Related Risks......................... 48

Management, Organization and Capital Structure.......................... 52

Pricing of Fund Shares.................................................. 53

Dividends and Distributions............................................. 54

How To Buy Shares....................................................... 55

How To Sell Shares...................................................... 57

How To Exchange Shares Among Principal Mutual Funds..................... 60

General Information About a Fund Account................................ 61

Financial Highlights.................................................... 64

FUND DESCRIPTIONS

The Principal Mutual Funds have four categories of funds: domestic growth-oriented funds, international growth-oriented funds, income-oriented funds and Partners Funds (sub-advised by investment professionals not affiliated with the Principal Financial Group). Principal Management Corporation, the Manager of each of the Funds, selects Sub-Advisors based on the advisor's investment philosophy. The Manager seeks to provide a full range of investment approaches through the Principal Mutual Funds.

              Fund                                   Sub-Advisor
  Balanced, Blue Chip, Capital Value,       Invista Capital Management, LLC
  Government Securities Income,             ("Invista")
  Growth, International, International
  Emerging Markets, International
  SmallCap, LargeCap Stock Index,
  Limited Term Bond, MidCap,
  SmallCap and Utilities

  Partners Aggressive Growth                Morgan Stanley Asset Management
                                            ("Morgan Stanley")

  Partners LargeCap Growth                  Duncan-Hurst Capital Management Inc.
                                            ("Duncan-Hurst")

  Partners MidCap Growth                    Turner Investment Partners, Inc.
                                            ("Turner")

Class R shares of the Principal Mutual Funds are sold without a front-end sales charge and do not have a contingent deferred sales charge. Only Class R shares are offered through this prospectus. Class A shares are only described because Class R shares convert to Class A shares 49 months after purchase.

In the description for each Fund, you will find important  information about the
Fund's:

Primary investment strategy
This section summarizes how the Fund intends to achieve its investment objective. It identifies the Fund's primary investment strategy (including the type or types of securities in which the Fund invests) and any policy to concentrate in securities of issuers in a particular industry or group of industries.

Annual operating expenses
The annual operating expenses for each Fund are deducted from Fund assets (stated as a percentage of Fund assets) and are shown as of the end of the most recent fiscal year (estimates of expenses are shown for the new Funds). Examples are provided which are intended to help you compare the cost of investing in a particular fund with the cost of investing in other mutual funds. The examples assume you invest $10,000 in a Fund for the time periods indicated. The first two lines of each example assume that you sell all of your shares at the end of those time periods. The second two assume that you do not sell your shares at the end of the periods. The examples also assume that your investment has a 5% return each year and that the Fund's operating expenses are the same as the most recent fiscal year expenses. Although your actual costs may be higher or lower, based on these assumptions, your costs would be as shown.

Day-to-day fund management
The investment professionals who manage the assets of each Fund are listed with each Fund. Backed by their staffs of experienced securities analysts, they provide the Funds with professional investment management.

Fund Performance
As certain Funds have not been offered before, historical information is not available for those Funds. If historical information is available, the Fund's description includes a bar chart and a set of tables.

The bar chart is included to provide you with an indication of the risks involved when you invest. The chart shows changes in the Fund's performance from year to year. The performance reflected in the bar chart does not include a sales charge. Class R shares are not subject to a sales charge.

One of the tables compares the Fund's average annual returns with:

o a broad-based securities market index (An index measures the market price of a specific group of securities in a particular market of securities in a market sector. You cannot invest directly in an index. An index does not have an investment advisor and does not pay any commissions or expenses. If an index had expenses, its performance would be lower.); and

o an average of mutual funds with a similar investment objective and management style. The averages used are prepared by independent statistical services.

The other table provides the highest and lowest quarterly return for the Fund's Class A shares over a given period.

Included in each Fund's description is a set of tables and a bar chart. Together, these provide an indication of the risks involved when you invest.

A Fund's past performance is not necessarily an indication of how the Fund will perform in the future.

You may call Principal Mutual Funds (1-800-247-4123) to get the current 7-day yield for the Cash Management Fund.

Note: Class R shares are offered only to individuals (and his/her spouse, chile, parent, grandchild and trusts primarily for their benefit) who:

     o receive lump sum distributions from retirement plans serviced by Principal Life Insurance Comany;

     o    are participants in retirement plans serviced by the Principal Life;

     o    own life or  disability  insurance  policies  issued by the  Principal
          Life;

     o    are customers of Principal Residential Mortgage, Inc.;

     o    are customers of Principal Bank; and

     o    have existing Principal Mutual Fund Class R share accounts.

         Investments in these Funds are not deposits of a bank and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

         No salesperson, dealer or any other person is authorized to give information or make representations about a Fund other than those contained in this Prospectus. Information or representations from unauthorized parties may not be relied upon as having been made by a Fund, the Manager or any Sub-Advisor.

DOMESTIC GROWTH-ORIENTED FUND

PRINCIPAL BALANCED FUND, INC.
The Fund seeks to generate a total investment return consisting of current income and capital appreciation while assuming reasonable risks in furtherance of the investment objective.

Main Strategies
The Fund invests primarily in common stocks and corporate bonds. It may also invest in other equity securities, government bonds and notes (obligations of the U.S. government or its agencies) and cash. Though the percentages in each category are not fixed, common stocks generally represent 40% to 70% of the Fund's assets. The remainder of the Fund's assets are invested in bonds and cash.

In selecting common stocks, the Sub-Advisor, Invista, looks for companies that have predictable earnings and which, based on growth prospects, it believes are undervalued in the marketplace. Invista buys stocks with the objective of long-term capital appreciation. From time to time, Invista purchases stocks with the expectation of price appreciation over the short term. In response to changes in economic conditions, Invista may change the make-up of the portfolio and emphasize different market sectors by buying and selling the portfolio's stocks.

The Fund generates interest income by investing in bonds and notes. Bonds and notes are also purchased for capital appreciation purposes when Invista thinks that declining interest rates may increase market value. Deep discount bonds (those which sell at a substantial discount from their face amount) are also purchased to generate capital appreciation. The Fund may invest in bonds with speculative characteristics but does not intend to invest more than 5% of its assets in securities rated below BBB by S&P or Baa by Moody's. Fixed income securities that are not investment grade are commonly referred to as "junk bonds" or high yield securities. These securities offer a higher yield than other, higher rated securities, but they carry a greater degree of risk and are considered speculative by the major credit rating agencies.

Main Risks
The value of the stocks owned by the Fund changes on a daily basis. Stock prices reflect the activities of individual companies and general market and economic conditions. In the short term, stock prices can fluctuate dramatically in response to these factors.

Bond values change daily. Their prices reflect changes in interest rates, market conditions and announcements of other economic, political or financial information. When interest rates fall, the price of a bond rises and when interest rates rise, the price declines. As with all mutual funds, the value of the Fund's assets may rise or fall. If you sell your shares when their value is less than the price you paid, you will lose money.

Investor Profile
The Fund is generally a suitable investment if you are seeking long-term growth but are uncomfortable accepting the risks of investing entirely in common stocks.


The Fund's past performance is not predictive of future performance. The bar chart and tables provide some indication of the risks of investing in the Fund by showing changes in the Fund's Class A share performance from year to year.

Annual Total Returns

"1990"  -5.18
"1991"  31.72
"1992"  10.47
"1993"  9.01
"1994"  -3.38
"1995"  23.39
"1996"  13
"1997"  17.29
"1998"  11.2
"1999"

Calendar Years Ended December 31


The year-to-date return as of December 31, 1999 for Class A shares is _____% and for Class R shares is _____%.

The fund's highest/lowest quarterly results during this time period were:

    Highest      .% (quarter ended )
    Lowest       .% (quarter ended )


    Average annual total returns for the period ending December 31, 1999

This table shows how the Fund's average annual returns compare with those of a broad-based securities market index and an index of funds with similar investment objectives.

              Past One Past FivePast Ten                                                     Past One Past FivePast Ten
                Year     Years    Years                                                        Year     Years    Years

     Class A     %        %        %             S&P 500 Stock Index                            %        %        %
     Class R              *       --             Lehman Brothers Government/Corporate Bond Index
                                                 Lipper Balanced Fund Average

     *    Period from  February 29, 1996,  date Class R shares first  offered to eligible purchasers, through December 31, 1999.


                            Fund Operating Expenses

                                     Class A   Class R
     Management Fees................   %        %
     12b-1 Fees.....................
     Other Expenses.................

       Total Fund Operating Expenses   %        %


                        Examples

The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                         1 Year  3 Years  5 Years 10 Years
----------------------------------------------------------
     Class A                 $        $       $         $
     Class R
  You would pay the  following  expenses if you did not redeem your shares:
     Class A
     Class R


                    Day-to-day Fund Management

     Since April 1993  Co-Manager: Judith A. Vogel,  CFA.  Portfolio  Manager of
                       Invista since 1987.

  Since December 1997  Co-Manager:  Martin J. Schafer,  Portfolio  Manager of
                       Invista since 1992.


DOMESTIC GROWTH-ORIENTED FUND

PRINCIPAL BLUE CHIP FUND, INC.
The Fund seeks to achieve growth of capital and growth of income by investing primarily in common stocks of well capitalized, established companies.

Main Strategies
The Fund invests primarily in common stocks of large, established companies. The Sub-Advisor, Invista, selects the companies it believes to have the potential for growth of capital, earnings and dividends. Under normal market conditions, the Fund invests at least 65% (and may invest up to 100%) of its assets in blue chip companies. Blue chip companies are easily identified by:
     o    size (market capitalization of at least $1 billion)
     o    established history of earnings and dividends
     o    easy access to credit
     o    good industry position
     o    superior management structure

In addition, the large market of publicly held shares for these companies and their generally high trading volume results in a relatively high degree of liquidity for these stocks.

Invista may invest up to 35% of Fund assets in equity securities, other than common stocks, issued by blue chip companies and in equity securities of companies that do not fit the blue chip definition. It may also invest up to 5% of Fund assets in securities of unseasoned issuers, which are more speculative than blue chip company securities. While small, unseasoned companies may offer greater opportunities for capital growth than larger, more established companies, they also involve greater risks and should be considered speculative.

Up to 20% of Fund assets may be invested in foreign securities. The issuers of the foreign securities do not have to meet the criteria for blue chip companies. In addition, foreign securities carry risks that are not generally found in stocks of U.S. companies. These include the risk that a foreign security could lose value as a result of political, financial and economic events in foreign countries. In addition, foreign securities may be subject to securities regulators with less stringent accounting and disclosure standards than are required of U.S. companies.

Main Risks
The value of the stocks owned by the Fund changes on a daily basis. The current price reflects the activities of individual companies and general market and economic conditions. In the short term, stock prices can fluctuate dramatically in response to these factors. Because of these fluctuations, as with all mutual funds, the value of the Fund's assets may rise or fall. If you sell your shares when their value is less than the price you paid, you will lose money.

Investor Profile
The Fund is generally a suitable investment if you are seeking long-term growth and are willing to accept the risks of investing in common stocks but prefer investing in larger, established companies.

The Fund's past performance is not predictive of future performance. The bar chart and tables provide some indication of the risks of investing in the Fund by showing changes in the Fund's Class A share performance from year to year.


Annual Total Returns
"1992"  6.09
"1993"  2.62
"1994"  3.36
"1995"  33.19
"1996"  16.78
"1997"  26.25
"1998"  16.55
"1999"

Calendar Years Ended December 31



The year-to-date return as of December 31, 1999 for Class A shares is _____% and Class R shares is _____%.

The fund's highest/lowest quarterly results during this time period were:

    Highest      .% (quarter ended )
    Lowest       .% (quarter ended )



 Average annual total returns for the period ending December 31, 1999

This table shows how the Fund's average annual returns compare with those of a broad-based securities market index and an index of funds with similar investment objectives.

              Past One Past Five Past Ten                                              Past One Past Five Past Ten
                Year     Years    Years                                                  Year     Years    Years

     Class A     %         %        %*             S&P 500  Stock  Index                  %         %         %
     Class R     **        -        -              Lipper  Large-Cap Value Fund Average

     * Period from March 1, 1991, date Class A shares first offered to the public, through December 31, 1999.
     ** Period from February 29, 1996, date Class R shares first offered to eligible purchasers, through December 31, 1999.


                            Fund Operating Expenses

                                     Class A   Class R
     Management Fees*...............   %        %
     12b-1 Fees.....................
     Other Expenses.................


       Total Fund Operating Expenses   %        %

     * The Manager has agreed to waive a portion of its fee for the Fund. The Manager intends to continue the waiver and, if necessary, pay expenses normally payable by the Fund through the period ending October 31, 2000. The waiver will maintain a total level of operating expenses (expressed as a percent of average net assets attributable to a Class on an annualized basis) not to exceed 1.70% for Class R Shares and 1.20% for Class A Shares. The effect of the waiver is to reduce the Fund's annual operating expenses.



                                    Examples

The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                          1 Year  3 Years  5 Years 10 Years
 ----------------------------------------------------------
      Class A                 $        $       $         $
      Class R
   You would pay the  following  expenses if you did not redeem your shares:
      Class A
      Class R



                           Day-to-day Fund Management

     Since March 1991  Manager:  Mark T.  Williams,  CFA.  Portfolio  Manager of
                       Invista since 1995.


DOMESTIC GROWTH-ORIENTED FUND

PRINCIPAL CAPITAL VALUE FUND, INC.
The  Fund  seeks  to  achieve  primarily  long-term  capital   appreciation  and
secondarily growth of investment income through the purchase primarily of common stocks, but the Fund may invest in other securities.

Main Strategies
The Fund invests primarily in common stocks. It may also invest in other equity securities. To achieve its investment objective, the Sub-Advisor, Invista, invests primarily in securities that have "value" characteristics. This process is known as "value investing." Value stocks tend to have higher yields and lower price to earnings (P/E) ratios than other stocks.

Securities chosen for investment may include those of companies which Invista believes can be expected to share in the growth of the nation's economy over the long term. The current price of the Fund's assets reflect the activities of the individual companies and general market and economic conditions. In the short term, stock prices can fluctuate dramatically in response to these factors. Because of these fluctuations, principal values and investment returns vary.

In making selections for the Fund's investment portfolio, Invista uses an approach described as "fundamental analysis." The basic steps involved in this analysis are:

     o Research. Invista researches economic prospects over the next one to two years rather than focusing on near term expectations. This approach is designed to provide insight into a company's real growth potential.

     o Valuation. The research findings allow Invista to identify the prospects for the major industrial, commercial and financial segments of the economy. Invista looks at such factors as demand for products, capacity to produce, operating costs, pricing structure, marketing techniques, adequacy of raw materials and components, domestic and foreign competition and research productivity. It then uses this information to judge the prospects for each industry for the near and intermediate term.

     o Ranking. Invista then ranks the companies in each industry group according to their relative value. The greater a company's estimated worth compared to the current market price of its stock, the more undervalued the company. Computer models help to quantify the research findings.

     o Stock selection. Invista buys and sells stocks according to the Fund's own policies using the research and valuation rankings as a basis. In general, Invista buys stocks that are identified as undervalued and considers selling them when they appear overvalued. Along with attractive valuation, other factors may be taken into account such as:
         o events that could cause a stock's price to rise or fall; o anticipation of high potential reward compared to potential risk; and o belief that a stock is temporarily mispriced because of market overreactions.

Main Risks
The value of the stocks owned by the Fund changes on a daily basis. The current price reflects the activities of individual companies and general market and economic conditions. In the short term, stock prices can fluctuate dramatically in response to these factors. As with all mutual funds, the value of the Fund's assets may rise or fall. If you sell your shares when their value is less than the price you paid, you will lose money.

Investor Profile
The Fund is generally a suitable investment if you are seeking long-term growth, and are willing to accept the risks of investing in common stocks but also prefer investing in companies that appear to be considered undervalued relative to similar companies.

The Fund's past performance is not predictive of future performance. The bar chart and tables provide some indication of the risks of investing in the Fund by showing changes in the Fund's Class A share performance from year to year.

Annual Total Returns

"1990"  -10.64
"1991"  37.21
"1992"  9.09
"1993"  7.56
"1994"  0.21
"1995"  31.9
"1996"  23.42
"1997"  28.69
"1998"  12.13
"1999"


The year-to-date return as of December 31, 1999 for Class A shares is _____% and for Class R shares is _____%.

The fund's highest/lowest quarterly results during this time period were:

    Highest      .% (quarter ended )
    Lowest       .% (quarter ended )


      Average annual total returns for the period ending December 31, 1999

This table shows how the Fund's average annual returns compare with those of a broad-based securities market index and an index of funds with similar investment objectives.

              Past One Past Five Past Ten                                                    Past One Past Five Past Ten
                Year     Years    Years                                                        Year     Years    Years

     Class A     %        %        %             S&P 500 Stock Index                            %        %        %
     Class R              *       --             Lipper Large-Cap Value Fund Average

     * Period from February 29, 1996, date Class R shares first offered to eligible purchasers, through December 31, 1999.


                            Fund Operating Expenses

                                Class A        Class R
     Management Fees................   %        %
     12b-1 Fees.....................
     Other Expenses.................

       Total Fund Operating Expenses   %        %


                                    Examples

The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                         1 Year  3 Years  5 Years 10 Years
 ---------------------------------------------------------
     Class A                 $        $       $         $
     Class R
  You would pay the  following  expenses if you did not redeem your shares:
     Class A
     Class R


                           Day-to-day Fund Management

Since November 1996   Manager:  Catherine A. Zaharis,  CFA.  Portfolio Manager
                      of Invista since 1987.



DOMESTIC GROWTH-ORIENTED FUND

PRINCIPAL GROWTH FUND, INC.
The Fund seeks growth of capital through the purchase primarily of common stocks, but the Fund may invest in other securities.

Main Strategies
In seeking the Fund's objective of capital growth, the Fund's Sub-Advisor, Invista, uses an approach described as "fundamental analysis." The basic steps involved in this analysis are:

     o Research. Invista researches economic prospects over the next one to two years rather than focusing on near term expectations. This approach is designed to provide insight into a company's real growth potential.

     o Valuation. The research findings allow Invista to identify the prospects for the major industrial, commercial and financial segments of the economy. Invista looks at such factors as demand for products, capacity to produce, operating costs, pricing structure, marketing techniques, adequacy of raw materials and components, domestic and foreign competition and research productivity. It then uses this information to judge the prospects for each industry for the near and intermediate term.

     o Stock selection. Invista then purchases securities of issuers which appear to have high growth potential. Common stocks selected for the Fund may include securities of companies that: o have a record of sales and earnings growth that exceeds the growth rate of corporate profits of the S&P 500, or

     o    offer new products or new services.

Main Risks
These securities present greater opportunities for capital growth because of high potential earnings growth, but may also involve greater risk than securities which do not have the same potential. The companies may have limited product lines, markets or financial resources, or may depend on a limited management group. Their securities may trade less frequently and in limited volume. As a result, these securities may change in value more than those of larger, more established companies. As the value of the stocks owned by the Fund changes, the Fund share price changes. In the short term, the share price can fluctuate dramatically. As with all mutual funds, the value of the Fund's assets may rise or fall. If you sell your shares when their value is less than the price you paid, you will lose money.

Investor Profile
The Fund is generally a suitable investment if you are seeking long-term growth. Additionally, you must be willing to accept the risks of investing in common stocks that may have greater risks than stocks of companies with lower potential for earnings growth.

The Fund's past performance is not predictive of future performance. The bar chart and tables provide some indication of the risks of investing in the Fund by showing changes in the Fund's Class A share performance from year to year.

Annual Total Returns

"1990"  -1.41
"1991"  56.61
"1992"  10.16
"1993"  7.51
"1994"  3.21
"1995"  33.47
"1996"  12.23
"1997"  28.41
"1998"  20.37
"1999"

Calendar Years Ended December 31


The year-to-date return as of December 31, 1999 for Class A shares is _____% and for Class R shares is _____%.

The fund's highest/lowest quarterly results during this time period were:

     Highest      .% (quarter ended )
     Lowest       .% (quarter ended )



     Average annual total returns for the period ending December 31, 1999

This table shows how the Fund's average annual returns compare with those of a broad-based securities market index and an index of funds with similar investment objectives.

              Past One Past FivePast Ten                                                     Past One Past FivePast Ten
                Year     Years    Years                                                        Year     Years    Years

     Class A     %        %        %             S&P 500 Stock Index                            %        %        %
     Class R              *       --             Lipper Multi-Cap Core Fund Average

     * Period from February 29, 1996, date Class R shares first offered to eligible purchasers, through December 31, 1999.


Fund Operating Expenses


                                    Class A        Class R
     Management Fees................   %              %
     12b-1 Fees.....................
     Other Expenses.................

       Total Fund Operating Expenses   %              %



                                    Examples

The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                            1 Year  3 Years  5 Years 10 Years
  -----------------------------------------------------------
        Class A                 $        $       $         $
        Class R
     You would pay the  following  expenses if you did not redeem your shares:
        Class A
        Class R


                           Day-to-day Fund Management

     Since _________           Manager:



DOMESTIC  GROWTH-ORIENTED FUND

PRINCIPAL LARGECAP STOCK INDEX FUND, INC.
The LargeCap Stock Index Fund seeks long-term growth of capital.

Main Strategies
Under normal market conditions, the Fund invests at least 80% of its assets in common stocks of companies that compose the Standard & Poor's* ("S&P") 500 Index. The Sub-advisor, Invista, will attempt to mirror the investment performance of the index by allocating the Fund's assets in approximately the same weightings as the S&P 500. Over the long-term, Invista seeks a correlation between performance of the Fund, before expenses, and that of the S&P 500. It is unlikely that a perfect correlation of 100 will be achieved.

The Fund is not managed according to traditional methods of "active" investment management. Active management would include buying and selling securities based on economic, financial and investment judgement. Instead, the Fund uses a passive investment approach. Rather than judging the merits of a particular stock in selecting investments, Invista focuses on tracking the S&P 500.

Main Risks
Because of the difficulty and expense of executing relatively small stock trades, the Fund may not always be invested in the less heavily weighted S&P 500 stocks. At times, the Fund's portfolio may be weighted differently from the S&P 500, particularly if the Fund has a small level of assets to invest. In addition, the Fund's ability to match the performance of the S&P 500 is effected to some degree by the size and timing of cash flows into and out of the Fund. The Fund is managed to attempt to minimize such effects.

Invista reserves the right to omit or remove any of the S&P 500 stocks from the Fund if it determines that the stock is not sufficiently liquid. In addition, a stock might be excluded or removed from the Fund if extraordinary events or financial conditions lead Invista to believe that it should not be a part of the Fund's assets.

While stocks have historically been a leading choice of long-term investors, they do fluctuate in price. The value of your investment in the Fund will go up and down which means that you could lose money. Because different types of stocks tend to shift in and out of favor depending on market and economic conditions, the Fund's performance may sometimes be lower or higher than that of other types of funds.

The Fund uses an indexing strategy. It does not attempt to manage market volatility, use defensive strategies or reduce the effect of any long-term periods of poor stock performance. The correlation between Fund and index performance may be affected by the Fund's expenses, changes in securities markets, changes in the composition of the index and the timing of purchases and sales of Fund shares. The Fund may invest in futures and options, which could carry additional risks such as losses due to unanticipated market price movements, and could also reduce the opportunity for gain.

Investor Profile
The Stock Index 500 Fund is generally a suitable investment if you are seeking long-term growth and are willing to accept the risks of investing in common stocks and prefer a passive rather than active management style.

* Standard & Poor's Corporation is not affiliated with the Principal Stock Index 500 Fund, Inc., Invista Capital Management LLC or Principal Life Insurance Company.

As the inception date of the Fund is ___________________, historical performance data is not available. Estimated annual Fund operating expenses are as follows:

                            Fund Operating Expenses*

                                Class A        Class R
     Management Fees**..............   %        %
     12b-1 Fees.....................
     Other Expenses.................


       Total Fund Operating Expenses   %        %

     * Total Fund Operating Expenses are estimated.

     ** The Manager has agreed to waive a portion of its fee for the Fund from the date operations commenced. The Manager intends to continue the waiver and, if necessary, pay expenses normally payable by the Fund through the period ending October 31, 2000. The waiver will maintain a total level of operating expenses (expressed as a percent of average net assets attributable to a Class on an annualized basis) not to exceed _____% for Class R Shares and 0.80% for Class A Shares. The effect of the waiver is to reduce the Funds annual operating expenses.




                                    EXAMPLES


The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                         1 Year  3 Years  5 Years 10 Years
----------------------------------------------------------
     Class A                 $        $       $         $
     Class R
  You would pay the  following  expenses if you did not redeem your shares:
     Class A
     Class R




                           Day to Day Fund Management

Since __________
(Fund's Inception)



DOMESTIC GROWTH-ORIENTED FUND

PRINCIPAL MIDCAP FUND, INC.
The Fund seeks to achieve capital appreciation by investing primarily in securities of emerging and other growth-oriented companies.

Main Strategies
The Fund primarily invests in stocks of growth-oriented companies. Stocks that are chosen for the Fund by the Sub-Advisor, Invista, are thought to be responsive to changes in the marketplace and have the fundamental characteristics to support growth. The Fund may invest for any period in any industry, in any kind of growth-oriented company. Companies may range from the well-established and well-known to the new and unseasoned. While small, unseasoned companies may offer greater opportunities for capital growth than larger, more established companies, they also involve greater risks and should be considered speculative.

Under normal market conditions, the Fund invests at least 65% of its assets in securities of companies with market capitalizations in the $1 billion to $10 billion range. Market capitalization is defined as total current market value of a company's outstanding common stock.

The Fund may invest up to 20% of its assets in securities of foreign companies. Foreign stocks carry risks that are not generally found in stocks of U.S. companies. These include the risk that a foreign security could lose value as a result of political, financial and economic events in foreign countries. In addition, foreign securities may be subject to securities regulators with less stringent accounting and disclosure standards than are required of U.S. companies.

Main Risks
The value of the stocks owned by the Fund changes on a daily basis. The Fund's share price may fluctuate more than that of funds primarily invested in stocks of large companies. Mid-sized companies may pose greater risk due to narrow product lines, limited financial resources, less depth in management or a limited trading market for their stocks. In the short term, stock prices can fluctuate dramatically in response to these factors. Because of these fluctuations, principal values and investment returns vary. As with all mutual funds, the value of the Fund's assets may rise or fall. If you sell your shares when their value is less than the price you paid, you will lose money.

Investor Profile
The Fund is generally a suitable investment if you are seeking long-term growth and are willing to accept the potential for short-term fluctuations in the value of your investments. It is designed for a portion of your investments and not designed for you if you are seeking income or conservation of capital.

The Fund's past performance is not predictive of future performance. The bar chart and tables provide some indication of the risks of investing in the Fund by showing changes in the Fund's Class A share performance from year to year.

Annual Total Returns

"1990"  -6.33
"1991"  52.83
"1992"  14.81
"1993"  12.29
"1994"  3.03
"1995"  34.2
"1996"  19.13
"1997"  22.94
"1998"  -0.23
"1999"

Calendar Years Ended December 31


The year-to-date return as of December 31, 1999 for Class A shares is _____% and for Class R shares is _____%.

The fund's highest/lowest quarterly results during this time period were:

     Highest      .% (quarter ended )
     Lowest       .% (quarter ended )



       Average annual total returns for the period ending December 31, 1999

This table shows how the Fund's average annual returns compare with those of a broad-based securities market index and an index of funds with similar investment objectives.

              Past One Past Five Past Ten                                                    Past One Past Five Past Ten
                Year     Years    Years                                                        Year     Years    Years

     Class A     %        %        %             S&P 400 MidCap Index                           %        %        %
     Class R              *       --             S&P 500 Stock Index
                                                 Lipper Mid-Cap Core Fund Average

     * Period from February 29, 1996, date Class R shares first offered to eligible purchasers, through December 31, 1999.


                            Fund Operating Expenses

                                     Class A   Class R
     Management Fees................   %        %
     12b-1 Fees.....................
     Other Expenses.................

       Total Fund Operating Expenses   %        %



                                    Examples

The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                           1 Year  3 Years  5 Years 10 Years
 -----------------------------------------------------------
       Class A                 $        $       $         $
       Class R
    You would pay the  following  expenses if you did not redeem your shares:
       Class A
       Class R


                           Day-to-day Fund Management

 Since ______          Manager:



DOMESTIC GROWTH-ORIENTED FUND

PRINCIPAL REAL ESTATE FUND, INC.
The Fund seeks to generate total return by investing primarily in equity securities of companies principally engaged in the real estate industry.

Main Strategies
The Fund invests primarily in equity securities of companies engaged in the real estate industry. For purposes of the Fund's investment policies, a real estate company has at least 50% of its assets, income or profits derived from products or services related to the real estate industry. Real estate companies include real estate investment trusts and companies with substantial real estate holdings such as paper, lumber, hotel and entertainment companies. Companies whose products and services relate to the real estate industry include building supply manufacturers, mortgage lenders and mortgage servicing companies.

The Fund may invest up to 25% of its assets in securities of foreign real estate companies. Foreign stocks carry risks that are not generally found in stocks of U.S. companies. These include the risk that a foreign security could lose value as a result of political, financial and economic events in foreign countries. In addition, foreign securities may be subject to securities regulators with less stringent accounting and disclosure standards than are required of U.S. companies.

Real estate investment trusts ("REITs") are corporations or business trusts that are effectively permitted to eliminate corporate level federal income taxes if they meet certain requirements of the Internal Revenue Code. The Fund focuses on equity REITs. REITs are characterized as:
     o equity REITs, which primarily own property and generate revenue from rental income;
     o    mortgage REITs, which invest in real estate mortgages; and
     o hybrid REITs, which combine the characteristics of both equity and mortgage REITs.

Main Risks
Securities of real estate companies are subject to securities market risks as well as risks similar to those of direct ownership of real estate. These include:

     o   declines in the value of real estate             o   risks related to general and local economic conditions
     o   dependency on management skills                  o   heavy cash flow dependency
     o   possible lack of available mortgage funds        o   overbuilding
     o   extended vacancies in properties                 o   increases in property taxes and operating expenses
     o   changes in zoning laws                           o   expenses incurred in the cleanup of environmental problems
     o   casualty or condemnation losses                  o   changes in interest rates

In addition to the risks listed above, equity REITs are affected by the changes in the value of the properties owned by the trust. Mortgage REITs are affected by the quality of the credit extended. Both equity and mortgage REITs:
     o    are dependent upon management skills and may not be diversified;
     o    are subject to cash flow dependency and defaults by borrowers; and
     o could fail to qualify for tax-free pass through of income under the Code.

Because of these factors, the value of the securities held by the Fund, and in turn the net asset value of the shares of the Fund change on a daily basis. The current share price reflects the activities of individual companies and general market and economic conditions. In the short term, share prices can fluctuate dramatically in response to these factors. Because of these fluctuations, principal values and investment returns vary. As with all mutual funds, the value of the Fund's assets may rise or fall. If you sell your shares when their value is less than the price you paid, you will lose money.

Investor Profile
The Real Estate Fund is generally a suitable investment if you are seeking long-term growth, want to invest in companies engaged in the real estate industry and are willing to accept fluctuations in the value of your investment.

The Fund's past performance is not predictive of future performance. The bar chart and tables provide some indication of the risks of investing in the Fund by showing changes in the Fund's Class A share performance from year to year.

Annual Total Returns

"1998"  -13.62
"1999"

Calendar Year Ended December 31



The year-to-date return as of December 31, 1999 for Class A shares is _____% and for Class R shares is _____%.

The fund's highest/lowest quarterly results during this time period were:

    Highest      .% (quarter ended )
    Lowest       .% (quarter ended )


     Average annual total returns for the period ending December 31, 1999

This table shows how the Fund's average annual returns compare with those of a broad-based securities market index and an index of funds with similar investment objectives.

              Past One Past Five Past Ten                                                    Past One Past Five Past Ten
                Year     Years    Years                                                        Year     Years    Years

     Class A     %       %*        --             Morgan Stanley REIT Index                      %        %         %
     Class R             %**       --             Lipper Real Estate Fund Average

     *    Period  from  December  31,  1997,  date A shares  first  offered to the public, through December 31, 1999.
     **   Period  from  December  31,  1997,  date R shares  first  offered to eligible purchasers, through December 31, 1999.


                            Fund Operating Expenses

                                Class A        Class R
     Management Fees*...............   %        %
     12b-1 Fees.....................
     Other Expenses.................

       Total Fund Operating Expenses   %        %

     * The Manager has agreed to waive a portion of its fee for the Fund. The Manager intends to continue the waiver and, if necessary, pay expenses normally payable by the Fund through the period ending October 31, 2000. The waiver will maintain a total level of operating expenses (expressed as a percent of average net assets attributable to a Class on an annualized basis) not to exceed 2.40% for Class R Shares and 1.90% for Class A Shares. The effect of the waiver is to reduce the Fund's annual operating expenses.


                                    Examples

The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                           1 Year  3 Years  5 Years 10 Years
  ----------------------------------------------------------
       Class A                 $        $       $         $
       Class R
    You would pay the  following  expenses if you did not redeem your shares:
       Class A
       Class R


                           Day-to-day Fund Management

Since December 1997  Manager: Kelly D. Rush, CFA. Assistant Director-Investment
            - Commercial Real Estate of Principal Capital Management since 1996.


DOMESTIC GROWTH-ORIENTED FUND

PRINCIPAL SMALLCAP FUND, INC.
The Fund seeks to achieve long-term growth of capital by investing  primarily in
equity   securities   of   companies   with    comparatively    smaller   market
capitalizations.

Main Strategies
The Fund invests in equity securities of companies in the U.S. with comparatively smaller market capitalizations. Market capitalization is defined as total current market value of a company's outstanding common stock. Under normal market conditions, the Fund invests at least 65% of its assets in securities of companies with market capitalizations of $1 billion or less.

In selecting securities for investment, Invista looks at stocks with value and/or growth characteristics. In managing the assets of the Fund, Invista does not have a policy of preferring one of these categories to the other. The value orientation emphasizes buying stocks at less than their investment value and avoiding stocks whose price has been artificially built up. The growth orientation emphasizes buying stocks of companies whose potential for growth of capital and earnings is expected to be above average. Selection is based on fundamental analysis of the company relative to other companies with the focus being on Invista's estimation of forward looking rates of return.

Main Risks
Investments in companies with smaller market capitalizations may involve greater risks and price volatility (wide, rapid fluctuations) than investments in larger, more mature companies. Smaller companies may be developing or marketing new products or services for which markets are not yet established and may never become established. While small, unseasoned companies may offer greater opportunities for capital growth than larger, more established companies, they also involve greater risks and should be considered speculative.

The net asset value of the Fund's shares is based on the values of the securities it holds. The value of the stocks owned by the Fund changes on a daily basis. The current share price reflects the activities of individual companies as well as general market and economic conditions. In the short term, stock prices can fluctuate dramatically in response to these factors. The Fund's share price may fluctuate more than that of funds primarily invested in stocks of mid-sized and large companies and may underperform as compared to the securities of larger companies. Because of these fluctuations, principal values and investment returns vary. As with all mutual funds, the value of the Fund's assets may rise or fall. If you sell your shares when their value is less than the price you paid, you will lose money.

Investor Profile
The Fund is generally a suitable investment if you are seeking long-term growth and are willing to accept the potential for volatile fluctuations in the value of your investment. It is not designed for you if you are seeking income or conservation of capital.

The Fund's past performance is not predictive of future performance. The bar chart and tables provide some indication of the risks of investing in the Fund by showing changes in the Fund's Class A share performance from year to year.

Annual Total Returns

"1998"  -5.68
"1999"

Calendar Year Ended December 31


The year-to-date return as of December 31, 1999 for Class A shares is _____% and for Class R shares is _____%.

The fund's highest/lowest quarterly results during this time period were:

     Highest      .% (quarter ended )
     Lowest       .% (quarter ended )


     Average annual total returns for the period ending December 31, 1999

This table shows how the Fund's average annual returns compare with those of a broad-based securities market index and an index of funds with similar investment objectives.

              Past One Past Five Past Ten                                                    Past One Past Five Past Ten
                Year     Years    Years                                                        Year     Years    Years

     Class A     %       %*        --             S&P 500 Stock Index                            %        %         %
     Class R             %**        --             Lipper Small-Cap Core Fund Average

     *    Period  from  December  31,  1997,  date A shares  first  offered to the public, through December 31, 1999.
     **   Period  from  December  31,  1997,  date R shares  first  offered to eligible purchasers, through December 31, 1999.

Fund Operating Expenses

                                    Class A  Class R
     Management Fees*...............   %        %
     12b-1 Fees.....................
     Other Expenses.................

       Total Fund Operating Expenses   %        %

     * The Manager has agreed to waive a portion of its fee for the Fund. The Manager intends to continue the waiver and, if necessary, pay expenses normally payable by the Fund through the period ending October 31, 2000. The waiver will maintain a total level of operating expenses (expressed as a percent of average net assets attributable to a Class on an annualized basis) not to exceed 2.30% for Class R Shares and 1.80% for Class A Shares. The effect of the waiver is to reduce the Fund's annual operating expenses.


                                    Examples

The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                           1 Year  3 Years  5 Years 10 Years
  ----------------------------------------------------------
       Class A                 $        $       $         $
       Class R
    You would pay the  following  expenses if you did not redeem your shares:
       Class A
       Class R




                           Day-to-day Fund Management

Since December 1997   Co-Manager: Mark T. Williams, CFA. Portfolio Manager of
                      Invista since 1995.
Since December 1997   Co-Manager: John F. McClain, Portfolio Manager of Invista
                      since 1995.


DOMESTIC GROWTH-ORIENTED FUND

PRINCIPAL UTILITIES FUND, INC.
The Fund seeks to provide high current income and long-term growth of income and capital. The Fund seeks to achieve its objective by investing primarily in equity and fixed income securities of companies in the public utilities industry.

Main Strategies

The Fund invests in securities issued by companies in the public utilities industry. These companies include:
     o companies engaged in the manufacture, production, generation, sale or distribution of electric or gas energy or other types of energy, and
     o companies engaged in telecommunications, including telephone, telegraph, satellite, microwave and other communications media (but not public broadcasting or cable television).
The Sub-Advisor, Invista, considers a company to be in the public utilities industry if, at the time of investment, at least 50% of the company's assets, revenues or profits are derived from one or more of those industries.

Under normal market conditions, at least 65% (and up to 100%) of the assets of the Fund are invested in equity securities and fixed-income securities in the public utilities industry. The Fund does not have any policy to concentrate its assets in any segment of the utilities industry. The portion of Fund assets invested in equity securities and fixed-income securities varies from time to time. When determining how to invest the Fund's assets to achieve its investment objective, Invista considers:
     o    changes in interest rates,
     o    prevailing market conditions, and
     o    general economic and financial conditions.

The Fund invests in fixed-income securities, which at the time of purchase, are:
     o    rated in one of the top four categories by S&P or Moody's, or;
     o    if not rated, in the Manager's opinion are of comparable quality.

Main Risks
Since the Fund's investments are concentrated in the utilities industry, the value of its shares changes in response to factors affecting those industries. Many utility companies have been subject to risks of:
     o   increase in fuel and other operating costs;
     o changes in interests rates on borrowings for capital improvement programs;
     o    changes in applicable laws and regulations;
     o changes in technology which render existing plants, equipment or products obsolete;
     o    effects of conservation; and
     o    increased costs and delays associated with environmental regulations.

Generally, the prices charged by utilities are regulated with the intention of protecting the public while ensuring that utility companies earn a return sufficient to attract capital to grow and provide appropriate services. However, due to political and regulatory factors, rate changes ordinarily occur following a change in financing costs. This delay tends to favorably affect a utility company's earnings and dividends when costs are decreasing but also adversely affects earnings and dividends when costs are rising. In addition, the value of the utility company bond prices rise when interest rates fall and fall when interest rates rise.

Certain states are adopting deregulation plans. These plans generally allow for the utility company to set the amount of their earnings without regulatory approval.

The share price of the Fund may fluctuate more widely than the value of shares of a fund that invests in a broader range of industries. Because of these fluctuations, principal values and investment returns vary. As with all mutual funds, the value of the Fund's assets may rise or fall. If you sell your shares when their value is less than the price you paid, you will lose money.

Investor Profile
The Fund is generally a suitable investment if you are seeking quarterly dividends to generate income or to be reinvested for growth, want to invest in companies in the utilities industry and are willing to accept fluctuations in the value of your investment.

The Fund's past performance is not predictive of future performance. The bar chart and tables provide some indication of the risks of investing in the Fund by showing changes in the Fund's Class A share performance from year to year.

Annual Total Returns


"1993"  8.42
"1994"  -11.09
"1995"  33.87
"1996"  4.56
"1997"  29.58
"1998"  22.5
"1999"

Calendar Years Ended December 31



The year-to-date return as of December 31, 1999 for Class A shares is _____% and for Class R shares is _____%.

The fund's highest/lowest quarterly results during this time period were:

      Highest      .% (quarter ended )
      Lowest       . (quarter ended )



      Average annual total returns for the period ending December 31, 1999

This table shows how the Fund's average annual returns compare with those of a broad-based securities market index and an index of funds with similar investment objectives.

              Past One Past Five Past Ten                                                    Past One Past Five Past Ten
                Year     Years    Years                                                        Year     Years    Years

     Class A     %        %       %*             S&P 500 Stock Index                            %        %        %
     Class R             **       --             Dow Jones Utilities Index with
                                                      Income Fund Average                                         --
                                                 Lipper Utilities Fund Average

* Period from December 16, 1992, date Class A shares first offered to the public, through December 31, 1999.
** Period from February 29, 1996, date Class R shares first offered to eligible purchasers, through December 31, 1999.



Fund Operating Expenses

                                     Class A   Class R
     Management Fees................   %        %
     12b-1 Fees.....................
     Other Expenses.................

       Total Fund Operating Expenses   %        %



                                    Examples

The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                           1 Year  3 Years  5 Years 10 Years
   ---------------------------------------------------------
       Class A                 $        $       $         $
       Class R
    You would pay the  following  expenses if you did not redeem your shares:
       Class A
       Class R


                           Day-to-day Fund Management

Since April 1993   Manager:  Catherine A. Zaharis, CFA. Portfolio Manager of
                   Invista since 1987.



INTERNATIONAL GROWTH-ORIENTED FUND

PRINCIPAL INTERNATIONAL EMERGING MARKETS FUND, INC.
The Fund seeks to achieve long-term growth of capital by investing primarily in equity securities of issuers in emerging market countries.

Main Strategies
The Fund seeks to achieve its objective by investing in common stocks of companies in emerging market countries. For this Fund, the term "emerging market country" means any country which is considered to be an emerging country by the international financial community (including the International Bank for Reconstruction and Development (also known as the World Bank) and the International Financial Corporation). These countries generally include every nation in the world except the United States, Canada, Japan, Australia, New Zealand and most nations located in Western Europe. Investing in many emerging market countries is not feasible or may involve unacceptable political risk. Invista, the Sub-Advisor, focuses on those emerging market countries that it believes have strongly developing economies and markets which are becoming more sophisticated.

Under normal conditions, at least 65% of the Fund's assets are invested in emerging market country equity securities. The Fund invests in securities of:
     o companies with their principal place of business or principal office in emerging market countries;
     o companies for which the principal securities trading market is an emerging market country; or
     o companies, regardless of where its securities are traded, that derive 50% or more of their total revenue from either goods or services produced in emerging market countries or sales made in emerging market countries.

Main Risks
Investments in emerging market countries involve special risks. Certain emerging market countries have historically experienced, and may continue to experience, certain economic problems. These may include: high rates of inflation, high interest rates, exchange rate fluctuations, large amounts of debt, balance of payments and trade difficulties, and extreme poverty and unemployment. In addition, there are risks involved with any investment in foreign securities. Foreign stocks carry risks that are not generally found in stocks of U.S. companies. These include the risk that a foreign security could lose value as a result of political, financial and economic events in foreign countries. In addition, foreign securities may be subject to securities regulators with less stringent accounting and disclosure standards than are required of U.S. companies.

Under unusual market or economic conditions, the Fund may invest in the same kinds of securities as the other Growth-Oriented Funds. These include securities issued by domestic or foreign corporations, governments or governmental agencies, instrumentalities or political subdivisions. The securities may be denominated in U.S. dollars or other currencies.

Because the values of the Fund's assets are likely to rise or fall dramatically, if you sell your shares when their value is less than the price you paid, you will lose money.

Investor Profile
The Fund is generally a suitable investment if you are seeking long-term growth who want to invest a portion of their assets in securities of companies in emerging market countries. This Fund is not an appropriate investment if you are seeking either preservation of capital or high current income. You must be able to assume the increased risks of higher price volatility and currency fluctuations associated with investments in international stocks which trade in non-U.S. currencies.

The Fund's past performance is not predictive of future performance. The bar chart and tables provide some indication of the risks of investing in the Fund by showing changes in the Fund's Class A share performance from year to year.


Annual Total Returns

"1998"  -17.42
"1999"

Calendar Year Ended December 31


The year-to-date return as of December 31, 1999 for Class A shares is _____% and for Class R shares is _____%.

The fund's highest/lowest quarterly results during this time period were:

      Highest      .% (quarter ended )
      Lowest       .% (quarter ended )



      Average annual total returns for the period ending December 31, 1999

This table shows how the Fund's average annual returns compare with those of a broad-based securities market index and an index of funds with similar investment objectives.

              Past One Past Five Past Ten                                                    Past One Past Five Past Ten
                Year     Years    Years                                                        Year     Years    Years

     Class A     %       %*        --             Morgan Stanley Capital International EMF       %         %        %
     Class R              **       --               (Emerging Markets Free) Index
                                                  Lipper Emerging Markets Fund Average

*    Period  from August 29,  1997,  date  A shares  first  offered to the public, through December 31, 1999.
**   Period  from August 29,  1997,  date  R shares  first  offered to eligible purchasers, through December 31, 1999.


Fund Operating Expenses

                                    Class A  Class R
     Management Fees*...............   %        %
     12b-1 Fees.....................
     Other Expenses.................

       Total Fund Operating Expenses   %        %

     * The Manager has agreed to waive a portion of its fee for the Fund. The Manager intends to continue the waiver and, if necessary, pay expenses normally payable by the Fund through the period ending October 31, 2000. The waiver will maintain a total level of operating expenses (expressed as a percent of average net assets attributable to a Class on an annualized basis) not to exceed 3.00% for Class R Shares and 2.50% for Class A Shares. The effect of the waiver is to reduce the Fund's annual operating expenses.


                                    Examples

The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                            1 Year  3 Years  5 Years 10 Years
  -----------------------------------------------------------
        Class A                 $        $       $         $
        Class R
     You would pay the  following  expenses if you did not redeem your shares:
        Class A
        Class R

                           Day-to-day Fund Management

Since May 1997    Manager:  Kurtis D. Spieler, CFA.  Portfolio Manager of
                  Invista since 1995.

INTERNATIONAL GROWTH-ORIENTED FUND

PRINCIPAL INTERNATIONAL FUND, INC.

The Fund seeks long-term growth of capital by investing in a portfolio of equity securities of companies domiciled in any of the nations of the world.

Main Strategies
The Fund invests in common stocks of companies established outside of the U.S. The Fund has no limitation on the percentage of assets that are invested in any one country or denominated in any one currency. However under normal market conditions, the Fund intends to have at least 65% of its assets invested in companies in at least three different countries. One of those countries may be the U.S. though currently the Fund does not intend to invest in equity securities of U.S. companies.

Investments may be made anywhere in the world. Primary consideration is given to securities of corporations of Western Europe, North America and Australasia
(Australia, Japan and Far East Asia). Changes in investments are made as prospects change for particular countries, industries or companies.

In choosing investments for the Fund, the Sub-Advisor, Invista, pays particular attention to the long-term earnings prospects of the various companies under consideration. Invista then weighs those prospects relative to the price of the security.

Main Risks
The values of the stocks owned by the Fund change on a daily basis. Stock prices reflect the activities of individual companies as well as general market and economic conditions. In the short term, stock prices and currencies can fluctuate dramatically in response to these factors. In addition, there are risks involved with any investment in foreign securities that are not generally found in stocks of U.S. companies. These include the risk that a foreign security could lose value as a result of political, financial and economic events in foreign countries. In addition, foreign securities may be subject to securities regulators with less stringent accounting and disclosure standards than are required of U.S. companies.

Under unusual market or economic conditions, the Fund may invest in the same kinds of securities as the other Growth-Oriented Funds. These include securities issued by domestic or foreign corporations, governments or governmental agencies, instrumentalities or political subdivisions. The securities may be denominated in U.S. dollars or other currencies.

As with all mutual funds, the value of the Fund's assets may rise or fall. If you sell your shares when their value is less than the price you paid, you will lose money.

Investor Profile
The Fund is generally a suitable investment if you are seeking long-term growth and want to invest in non-U.S. companies. This Fund is not an appropriate investment if you are seeking either preservation of capital or high current income. You must be able to assume the increased risks of higher price volatility and currency fluctuations associated with investments in international stocks which trade in non-U.S. currencies.

The Fund's past performance is not predictive of future performance. The bar chart and tables provide some indication of the risks of investing in the Fund by showing changes in the Fund's Class A share performance from year to year.

Annual Total Returns

"1990"  -9.51
"1991"  15.25
"1992"  0.81
"1993"  46.34
"1994"  -5.26
"1995"  11.56
"1996"  23.76
"1997"  12.22
"1998"  8.48
"1999"

Calendar Years Ended December 31


The year-to-date return as of December 31, 1999 for Class A shares is ____% and for Class R shares is ____%.

The fund's highest/lowest quarterly results during this time period were:

       Highest      .% (quarter ended )
       Lowest       .% (quarter ended )



      Average annual total returns for the period ending December 31, 1999

This table shows how the Fund's average annual returns compare with those of a broad-based securities market index and an index of funds with similar investment objectives.

              Past One Past Five Past Ten                                                    Past One Past Five Past Ten
                Year     Years    Years                                                        Year     Years    Years

     Class A     %        %        %             Morgan Stanley Capital International EAFE       %         %        %
     Class R              *        --               (Europe, Australia and Far East) Index
                                                 Lipper International Fund Average

     * Period from February 29, 1996, date Class R shares first offered to eligible purchasers, through December 31, 1999.


Fund Operating Expenses

                                     Class A  Class R
     Management Fees................   %        %
     12b-1 Fees.....................
     Other Expenses.................

       Total Fund Operating Expenses   %        %


                                    Examples

The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                           1 Year  3 Years  5 Years 10 Years
   ---------------------------------------------------------
       Class A                 $        $       $         $
       Class R
    You would pay the  following  expenses if you did not redeem your shares:
       Class A
       Class R


                           Day-to-day Fund Management

Since April 1994  Manager: Scott D. Opsal, CFA. Executive Vice President and
                  Chief Investment Officer of Invista since 1997.



INTERNATIONAL GROWTH-ORIENTED FUND

PRINCIPAL INTERNATIONAL SMALLCAP FUND, INC.

The Fund seeks to achieve long-term growth of capital by investing primarily in equity securities of non-United States companies with comparatively smaller market capitalizations.

Main Strategies
The Fund invests in stocks of non-U.S. companies with comparatively smaller market capitalizations. Market capitalization is defined as total current market value of a company's outstanding common stock. Under normal market conditions, the Fund invests at least 65% of its assets in securities of companies having market capitalizations of $1 billion or less.

The Fund diversifies its investments geographically. There is no limitation on the percentage of assets that may be invested in one country or denominated in any one currency. However, under normal market circumstances, the Fund intends to invest at least 65% of its assets in securities of companies of at least three countries.

Main Risks
Foreign stocks carry risks that are not generally found in stocks of U.S. companies. These include the risk that a foreign security could lose value as a result of political, financial and economic events in foreign countries. In addition, foreign securities may be subject to securities regulators with less stringent accounting and disclosure standards than are required of U.S. companies.

Investments in companies with smaller market capitalizations may involve greater risks and price volatility (wide, rapid fluctuations) than investments in larger, more mature companies. Smaller companies may be developing or marketing new products or services for which markets are not yet established and may never become established. While small, unseasoned companies may offer greater opportunities for capital growth than larger, more established companies, they also involve greater risks and should be considered speculative.

This Fund is not an appropriate investment for investors seeking either preservation of capital or high current income. Investors must be able to assume the increased risks of higher price volatility and currency fluctuations associated with investments in international stocks which trade in non-U.S. currencies. As with all mutual funds, the value of the Fund's assets may rise or fall. If you sell your shares when their value is less than the price you paid, you will lose money.

Investor Profile
The Fund is generally a suitable investment if you are seeking long-term growth and want to invest a portion of your assets in smaller, non-U.S. companies.

The Fund's past performance is not predictive of future performance. The bar chart and tables provide some indication of the risks of investing in the Fund by showing changes in the Fund's Class A share performance from year to year.

Annual Total Returns

"1998"  14.4
"1999"

Calendar Year Ended December 31



The year-to-date return as of December 31, 1999 for Class A shares is _____% and for Class R shares is _____%.

The fund's highest/lowest quarterly results during this time period were:

     Highest      .% (quarter ended )
     Lowest       .% (quarter ended )


      Average annual total returns for the period ending December 31, 1999

This table shows how the Fund's average annual returns compare with those of a broad-based securities market index and an index of funds with similar investment objectives.

              Past One Past Five Past Ten                                                    Past One Past Five Past Ten
                Year     Years    Years                                                        Year     Years    Years

     Class A     %       %*        --             Morgan Stanley Capital International EAFE      %        %         %
     Class R              **        --               (Europe, Australia and Far East) Index
                                                  Lipper International Small-Cap Fund Average

     *    Period from August 29, 1997,  date A shares first offered to the public, through December 31, 1999.
     **   Period from August 29, 1997,  date R shares first offered to eligible purchasers, through December 31, 1999.

Fund Operating Expenses

                                    Class A  Class R
     Management Fees................   %        %
     12b-1 Fees.....................
     Other Expenses.................

       Total Fund Operating Expenses   %        %


                                    Examples

The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                           1 Year  3 Years  5 Years 10 Years
  ----------------------------------------------------------
       Class A                 $        $       $         $

       Class R
    You would pay the  following  expenses if you did not redeem your shares:
       Class A
       Class R


                           Day-to-day Fund Management

Since May 1997    Manager:  Darren K. Sleister, CFA.  Portfolio Manager of
                  Invista since 1995.



PARTNERS FUND

PRINCIPAL PARTNERS AGGRESSIVE GROWTH FUND, INC.
The Fund seeks to provide long-term capital appreciation.

Main Strategies
The Fund seeks to maximize long-term capital appreciation by investing primarily in the equity securities of U.S. and, to a limited extent, foreign companies that exhibit strong or accelerating earnings growth. The universe of eligible companies generally includes those with market capitalizations of $1 billion or more. The Sub-Advisor, Morgan Stanley, emphasizes individual security selection and may focus the Fund's holdings within the limits permissible for a diversified fund.

Morgan Stanley follows a flexible investment program in looking for companies with above average capital appreciation potential. Morgan Stanley focuses on companies with consistent or rising earnings growth records and compelling business strategies. Morgan Stanley continually and rigorously studies company developments, including business strategy, management focus and financial results to identify companies with earnings growth and business momentum. In addition, Morgan Stanley closely monitors analysts' expectations to identify issuers that have the potential for positive earnings surprises versus consensus expectations. Valuation is of secondary importance and is viewed in the context of prospects for sustainable earnings growth and the potential for positive earnings surprises in relation to consensus expectations.

The Fund has a long-term investment approach. However, Morgan Stanley considers selling securities of issuers that no longer meet its criteria. To the extent that the Fund engages in short-term trading, it may have increased transaction costs.

Main Risks
The value of the stocks owned by the Fund changes on a daily basis. Stock prices can fluctuate dramatically both in the long-term and short-term. The current price reflects the activities of individual companies and general market and economic conditions. Prices of equity securities tend to be more volatile than prices of fixed-income securities. The prices of equity securities rise and fall in response to a number of different factors. In particular, prices of equity securities respond to events that affect entire financial markets or industries (for example changes in inflation or consumer demand) and to events that affect particular issuers (for example news about the success or failure of a new product).

The Fund may invest up to 25% of its assets in securities of foreign companies. Foreign stocks carry risks that are not generally found in stocks of U.S. companies. These include the risk that a foreign security could lose value as a result of political, financial and economic events in foreign countries. In addition, foreign securities may be subject to securities regulators with less stringent accounting and disclosure standards than are required of U.S. companies.

At times, the Fund's market sector (mid- to large-capitalization growth-oriented equity securities) may underperform relative to other sectors. The Fund may purchase stocks of companies that may have greater risks than other stocks with lower potential for earnings growth.

As with all mutual funds, as the value of the Fund's assets rise and fall, the Fund's share price changes. If you redeem (sell) your shares when their value is less than the price you paid, you will lose money.

Investor Profile
The Fund is generally a suitable investment if you are willing to accept the risks and uncertainties of investing in equity securities in the hope of earning superior returns.

As the inception date of the Fund is November 1, 1999, historical performance data is not available. Estimated annual Fund operating expenses are as follows:


Average Annual total return for the period ending December 31, 1999

This table shows how the Fund's cumulative returns compare with those of a broad-based securities market index and an index of funds with similar investment objectives.

              Past One                                                        Past One Past Five Past Ten
                Year                                                            Year     Years    Years

     Class A    %*                S&P 500 Stock Index                            %        %        %
     Class R     **               Lipper Multi-Cap Core Fund Average

     * Period  from  November  1, 1999,  date A shares first offered to the public, through December 31, 1999.
     * Period  from  November  1, 1999,  date R shares first  offered to eligible purchasers, through December 31, 1999.


                            Fund Operating Expenses*

                                     Class A   Class R
     Management Fees **.............   %        %
     12b-1 Fees.....................
     Other Expenses.................


       Total Fund Operating Expenses   %        %

     * Total Fund Operating Expenses are estimated.

     ** The Manager has agreed to waive a portion of its fee for the Fund from the date operations commenced. The Manager intends to continue the waiver and, if necessary, pay expenses normally payable by the Fund through the period ending October 31, 2000. The waiver will maintain a total level of operating expenses (expressed as a percent of average net assets attributable to a Class on an annualized basis) not to exceed: 2.10% for Class R Shares and 1.60% for Class A Shares. The effect of the waiver is to reduce the Fund's annual operating expenses.

                                    Examples

The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                          1 Year  3 Years  5 Years 10 Years
-----------------------------------------------------------
      Class A                 $        $     N/A       N/A
      Class R                                N/A       N/A
   You would pay the  following  expenses if you did not redeem your shares:
      Class A                                N/A       N/A
      Class R                                N/A       N/A

                       Day-to-day Fund Management

Since November 1999
(Fund's inception)

     Co-Manager, Philip W. Friedman, Managing Director of Morgan Stanley & Co. Incorporated and Morgan Stanley. Prior to joining Morgan Stanley in 1997, he was the Director of Equity Research, Morgan Stanley & Co. (1995-1997). Prior thereto, he was a member of Morgan Stanley & Co. Incorporated's Equity Research team (1990-1995).

     Co-Manager, William S. Auslander, Portfolio Manager and Principal of Morgan Stanley & Co. Incorporated and Morgan Stanley. Prior to joining Morgan Stanley in 1995, he was an equity analyst at Icahn & Co. (1986-1995).

     Co-Manager, Margaret K. Johnson, Portfolio Manager and Principal of Morgan Stanley & Co. Incorporated and Morgan Stanley. Ms. Johnson joined Morgan Stanley in 1984.

PARTNERS FUND

PRINCIPAL PARTNERS LARGECAP GROWTH FUND, INC.
The Fund seeks long-term growth of capital by investing primarily in common stocks of larger capitalization domestic companies.

Main Strategies
The Fund is a non-diversified fund that invests in equity securities of companies in the U.S. with comparatively larger market capitalizations. Market capitalization is defined as total current market value of a company's outstanding common stock. Under normal market conditions, the Fund invests at least 75% of its total assets in domestic companies with market capitalizations in excess of $10 billion. In addition, the Fund may invest up to 25% of its assets in securities of foreign issuers.

In selecting securities for investment, the Sub-Advisor, Duncan-Hurst, looks at stocks it believes have prospects for above-average growth over an extended period of time. Duncan-Hurst seeks to identify companies with accelerating earnings growth and positive company fundamentals. While economic forecasting and industry sector analysis play a part in its research effort, Duncan-Hurst's stock selection process begins with individual company analysis. This is often referred to as a bottom-up approach to investing. From a group of companies that meet Duncan-Hurst's standards, it selects the securities of those companies that it believes will have earnings growth at an above-average rate. In making this determination, Duncan-Hurst considers certain characteristics of a particular company including new product development, management change and competitive market dynamics.

Main Risks
While stocks have historically been a leading choice of long-term investors, they do fluctuate in price. The value of the stocks owned by the Fund changes on a daily basis. The current price reflects the activities of individual companies and general and market conditions. In the short-term, stock prices fluctuate dramatically in response to these factors. As a result, the value of your investment in the Fund will go up and down. If you sell your shares when their value is less than the price you paid, you will lose money. Because different types of stocks tend to shift in and out of favor depending on market and economic conditions, the Fund's performance may sometimes be lower or higher than that of other types of funds.

Foreign stocks carry risks that are not generally found in stocks of U.S. companies. These include the risk that a foreign security could lose value as a result of political, financial and economic events in foreign countries. In addition, foreign securities may be subject to securities regulators with less stringent accounting and disclosure standards than are required of U.S. companies.

The Fund anticipates that its portfolio turnover rate will typically exceed 150%. Turnover rates in excess of 100% generally result in higher transaction costs and a possible increase in short-term capital gains (or losses).

The Fund is a non-diversified company, as defined in the Investment Company Act of 1940, as amended (the "1940 Act"), which means that a relatively high percentage of assets of the Fund may be invested in the obligations of a limited number of issuers. The value of the shares of the Fund may be more susceptible to a single economic, political or regulatory occurrence than the shares of a diversified investment company would be.

Investor Profile
The Fund is generally a suitable investment if you are seeking long-term growth and are willing to accept the potential for volatile fluctuations in the value of your investment. This Fund is designed as a long-term investment with growth potential for diversification of your investment portfolio. It is not appropriate if you are seeking income or conservation of capital.

As  the  inception  date  of  the  Fund  is   ____________________,   historical
performance data is not available. Estimated annual Fund operating expenses are as follows:

                            Fund Operating Expenses*

                                     Class A   Class R
     Management Fees**..............   %        %
     12b-1 Fees.....................
     Other Expenses.................

       Total Fund Operating Expenses   %        %

     * Total Fund Operating Expenses are estimated.

     ** The Manager has agreed to waive a portion of its fee for the Fund from the date operations commenced. The Manager intends to continue the waiver and, if necessary, pay expenses normally payable by the Fund through the period ending October 31, 2000. The waiver will maintain a total level of operating expenses (expressed as a percent of average net assets attributable to a Class on an annualized basis) not to exceed: ____% for Class R Shares; ____% and for Class A Shares. The effect of the waiver is to reduce the Fund's annual operating expenses.


                                    Examples

The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                          1 Year  3 Years  5 Years 10 Years
-----------------------------------------------------------
      Class A                 $        $     N/A       N/A

      Class R                                N/A       N/A
   You would pay the  following  expenses if you did not redeem your shares:

      Class A                                N/A       N/A
      Class R                                N/A       N/A

                           Day-to-day Fund Management

Since _____
(Fund's inception)

PARTNERS FUND

PRINCIPAL PARTNERS MIDCAP GROWTH FUND, INC.
The Fund seeks to provide long-term growth of capital by investing primarily in medium capitalization U.S. companies with strong earnings growth potential.

Main Strategies
The Fund invests primarily in common stocks and other equity securities of U.S. companies. Under normal market conditions, the Fund invests at least 65% of its assets in companies with market capitalizations in the $1 billion and $10 billion range.

The Fund invests in securities of companies that are diversified across economic sectors. It attempts to maintain sector concentrations that approximate those of its current benchmark, the Russell MidCap Index. The Fund is not an index fund and does not limit its investment to the securities of issuers in the Russell MidCap Index.

The Sub-Advisor, Turner, selects stocks that it believes have strong earnings growth potential. Turner invests in companies with strong earnings dynamics, and sells those with deteriorating earnings prospects. Turner believes forecasts for market timing and sector rotation are unreliable, and introduce an unacceptable level of risk. As a result, under normal market conditions the Fund is fully invested.

Due to its investment strategy, the Fund may buy and sell securities frequently. This may result in higher transaction costs and additional capital gains tax.

Main Risks
Because it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The price of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

In addition, the Fund is subject to the risk that its principal market segment, medium capitalization growth stocks, may underperform compared to other market segments or to the equity markets as a whole. Because of this volatility, the value of the Fund's equity securities may fluctuate on a daily basis. These fluctuations may reduce your principal investment and lead to varying returns. If you sell your shares when their value is less than the price you paid, you will lose money.

The medium capitalization companies the Fund invests in may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these mid-size companies may pose greater risk due to narrow product lines, limited financial resources, less depth in management or a limited trading market for their securities.

Investor Profile
The Fund is generally a suitable investment if you are seeking long-term growth of capital and are willing to accept the potential for short-term fluctuations in the value of your investment. This Fund is not designed for income or conservation of capital.

As  the  inception  date  of  the  Fund  is   ____________________,   historical
performance data is not available. Estimated annual Fund operating expenses are as follows:


Fund Operating Expenses*

                                     Class A   Class R
     Management Fees**..............   %        %
     12b-1 Fees....................
     Other Expenses................


       Total Fund Operating Expenses   %        %

     * Total Fund Operating Expenses are estimated.

     ** The Manager has agreed to waive a portion of its fee for the Fund from the date operations commenced. The Manager intends to continue the waiver and, if necessary, pay expenses normally payable by the Fund through the period ending October 31, 2000. The waiver will maintain a total level of operating expenses (expressed as a percent of average net assets attributable to a Class on an annualized basis) not to exceed: ____% for Class R Shares; ____% and for Class A Shares. The effect of the waiver is to reduce the Fund's annual operating expenses.


                                    Examples

The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                         1 Year  3 Years  5 Years 10 Years
----------------------------------------------------------
     Class A                 $        $     N/A       N/A
     Class R                                N/A       N/A
  You would pay the  following  expenses if you did not redeem your shares:
     Class A                                N/A       N/A
     Class R                                N/A       N/A





                           Day-to-day Fund Management

Since _____
(Fund's inception)


INCOME-ORIENTED FUND

PRINCIPAL BOND FUND, INC.
The Fund seeks to provide as high a level of income as is consistent with preservation of capital and prudent investment risk.

Main Strategies
The Fund invests in fixed-income securities. Generally, the Fund invests on a long-term basis but may make short-term investments. Longer maturities typically provide better yields but expose the Fund to the possibility of changes in the values of its securities as interest rates change. Generally, when interest rates fall, the price per share rises, and when rates rise, the price per share declines.

Under normal circumstances, the Fund invests at least 65% of its assets in:
          o    debt securities and taxable municipal bonds;
          o rated, at the time of purchase, in one of the top four categories by S&P or Moody's, or
          o    if not rated, in the Manager's opinion are of comparable quality.
          o similar Canadian, Provincial or Federal Government securities payable in U.S. dollars; and
          o securities issued or guaranteed by the U.S. Government or its agencies.

The rest of the Fund's assets may be invested in securities that may be convertible (may be exchanged for a fixed number of shares of common stock of the same issuer) or non-convertible including:
     o   domestic and foreign debt securities;
     o   preferred and common stock;
     o   foreign government securities; and
     o securities rated less than the four highest grades of S&P or Moody's but not lower BB- (S&P) or Ba3 (Moody's). Fixed income securities that are not investment grade are commonly referred to as junk bonds or high yield securities. These securities offer a potentially higher yield than other, higher rated securities, but they carry a greater degree of risk and are considered speculative by the major credit rating agencies.

During the fiscal year ended October 31, 1999, the average ratings of this Fund's assets based on market value at each month-end, were as follows (all ratings are by Moody's):
                                              Aaa                    0.05%
                                              Aa                     2.90%
                                              A                     21.87%
                                              Baa                   66.11%
                                              Ba                     9.06%

Under unusual market or economic conditions, the Fund may invest up to 100% of its assets in cash and cash equivalents.

Main Risks
When interest rates fall, the price of a bond rises and when interest rates rise, the price declines. In addition, the value of securities held by the Fund may be affected by factors such as credit rating of the entity that issued the bond and effective maturities of the bond. Lower quality and longer maturity bonds will be subject to greater credit risk and price fluctuations than higher quality and shorter maturity bonds.

Investor Profile
The Fund is generally a suitable investment if you are seeking monthly dividends to produce income or to be reinvested in additional Fund shares to help achieve modest growth objectives without accepting the risks of investing in common stocks. As with all mutual funds, if you sell your shares when their value is less than the price you paid, you will lose money.

The Fund's past performance is not predictive of future performance. The bar chart and tables provide some indication of the risks of investing in the Fund by showing changes in the Fund's Class A share performance from year to year.

Annual Total Returns

"1990"  4.64
"1991"  17.45
"1992"  8.61
"1993"  12.77
"1994"  -4.35
"1995"  22.28
"1996"  2.27
"1997"  10.96
"1998"  7.14
"1999"

Calendar Years Ended December 31



The year-to-date return as of December 31, 1999 for Class A shares is ____% and for Class R shares is ____%.

The fund's highest/lowest quarterly results during this time period were:

      Highest      .% (quarter ended )
      Lowest       . (quarter ended )


      Average annual total returns for the period ending December 31, 1999

This table shows how the Fund's average annual returns compare with those of a broad-based securities market index and an index of funds with similar investment objectives.

              Past One Past Five Past Ten                                                    Past One Past Five Past Ten
                Year     Years    Years                                                        Year     Years    Years

     Class A     %        %        %             Lehman Brothers BAA Corporate Index              %        %        %
     Class R              *        --            Lipper Corporate Debt BBB Rated Fund Average


     * Period from February 29, 1996, date Class R shares first offered to eligible purchasers, through December 31, 1999.

Fund Operating Expenses


                                     Class A   Class R
     Management Fees................   %        %
     12b-1 Fees.....................
     Other Expenses.................

       Total Fund Operating Expenses   %        %



                                    Examples

The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                            1 Year  3 Years  5 Years 10 Years
   ----------------------------------------------------------
        Class A                 $        $       $         $
        Class R
     You would pay the  following  expenses if you did not redeem your shares:
        Class A
        Class R


                           Day-to-day Fund Management

Since November 1996   Manager: Scott A. Bennett, CFA. Assistant Director -
                      Securities Investment of Principal Capital
                      Management since 1996.



INCOME-ORIENTED FUND

PRINCIPAL GOVERNMENT SECURITIES INCOME FUND, INC.
The Fund seeks a high level of current income, liquidity and safety of principal by purchasing obligations issued or guaranteed by the United States Government or its agencies, with emphasis on Government National Mortgage Associations Certificates. The guarantees by the United States Government extends only to principal and interest. There are certain risks unique to GNMA Certificates.

Main Strategies
The Fund invests in U.S. Government securities, which include obligations issued or guaranteed by the U.S. Government or its agencies or instrumentalities. The Fund may invest in securities supported by:
     o    full faith and credit of the U.S. Government (e.g. GNMA certificates);
          or
     o credit of the instrumentality (e.g. bonds issued by the Federal Home Loan Bank).

In addition, the Fund may invest in money market instruments.

The Fund invests in modified pass-through GNMA Certificates. GNMA Certificates are mortgage-backed securities representing an interest in a pool of mortgage loans. Various lenders make the loans which are then insured (by the Federal Housing Administration) or loans which are guaranteed (by Veterans Administration or Farmers Home Administration). The lender or other security issuer creates a pool of mortgages which it submits to GNMA for approval.

Owners of modified pass-through Certificates receive all interest and principal payments owed on the mortgages in the pool, regardless of whether or not the mortgagor has made the payment. Timely payment of interest and principal is guaranteed by the full faith and credit of the U.S. Government.

Main Risks
Although some of the securities the Fund purchases are backed by the U.S. government and its agencies, shares of the Fund are not guaranteed. When interest rates fall, the value of the Fund's shares rises, and when rates rise, the value declines. Because of the fluctuation in values of the Fund's shares, if you sell your shares when their value is less than the price you paid, you will lose money.

U.S. Government securities do not involve the degree of credit risk associated with investments in lower quality fixed-income securities. As a result, the yields available from U.S. Government securities are generally lower than the yields available from many other fixed-income securities. Like other fixed-income securities, the values of U.S. Government securities change as interest rates fluctuate. Fluctuations in the value of the Fund's securities do not effect interest income on securities already held by the Fund, but are reflected in the Fund's price per share. Since the magnitude of these fluctuations generally are greater at times when the Fund's average maturity is longer, under certain market conditions the Fund may invest in short-term investments yielding lower current income rather than investing in higher yielding longer term securities.

Mortgage-backed securities are subject to prepayment risk. Prepayments, unscheduled principal payments, may result from voluntary prepayment, refinancing or foreclosure of the underlying mortgage. When interest rates decline, significant unscheduled prepayments may result. These prepayments must then be reinvested at lower rates. Prepayments may also shorten the effective maturities of these securities, especially during periods of declining interest rates. On the other hand, during periods of rising interest rates, a reduction in prepayments may increase the effective maturities of these securities, subjecting them to the risk of decline in market value in response to rising interest and potentially increasing the volatility of the fund.

In addition, prepayments may cause losses on securities purchased at a premium (dollar amount by which the price of the bond exceeds its face value). At times, mortgage-backed securities may have higher than market interest rates and are purchased at a premium. Unscheduled prepayments are made at par and cause the Fund to experience a loss of some or all of the premium.

Investor Profile
The Fund is generally a suitable investment if you want monthly dividends to provide income or to be reinvested in additional Fund shares to produce growth and prefer to have the repayment of principal and interest on most of the securities in which the Fund invests to be back by the U.S. Government or its agencies.

The Fund's past performance is not predictive of future performance. The bar chart and tables provide some indication of the risks of investing in the Fund by showing changes in the Fund's Class A share performance from year to year.

Annual Total Returns

"1990"  9.52
"1991"  16.83
"1992"  6.13
"1993"  9.16
"1994"  -4.89
"1995"  19.19
"1996"  3.85
"1997"  9.69
"1998"  7.19
"1999"

Calendar Years Ended December 31



The year-to-date return as of December 31, 1999 for Class A shares is ____% and for Class R shares is ____%.

The fund's highest/lowest quarterly results during this time period were:

    Highest      .% (quarter ended )
    Lowest       .% (quarter ended )


      Average annual total returns for the period ending December 31, 1999

This table shows how the Fund's average annual returns compare with those of a broad-based securities market index and an index of funds with similar investment objectives.

              Past One Past Five Past Ten                                                    Past One Past Five Past Ten
                Year     Years    Years                                                        Year     Years    Years

     Class A     %        %        %             Lehman Brothers GNMA Index                      %        %         %
     Class R              *        --            Lipper GNMA Fund Average

     * Period from February 29, 1996, date Class R shares first offered to eligible purchasers, through December 31, 1999.


Fund Operating Expenses

                                     Class A   Class R
     Management Fees................   %        %
     12b-1 Fees.....................
     Other Expenses.................

       Total Fund Operating Expenses   %        %


                                    Examples

The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                          1 Year  3 Years  5 Years 10 Years
  ---------------------------------------------------------
      Class A                 $        $       $         $
      Class R
   You would pay the  following  expenses if you did not redeem your shares:
      Class A
      Class R


                           Day-to-day Fund Management

Since May 1985    Manager:  Martin J. Schafer, CFA. Portfolio Manager of Invista
                  since 1992.



INCOME-ORIENTED FUND

PRINCIPAL HIGH YIELD FUND, INC.
The Fund seeks high current income primarily by purchasing high yielding, lower or non-rated fixed income securities which are believed not to involve undue risk to income or principal. Capital growth is a secondary objective when consistent with the objective of high current income.

Main Strategies
The Fund invests in high yield, lower or unrated fixed income securities. Fixed income securities that are commonly known as "junk bonds" or high yield securities. These securities offer a higher yield than other, higher rated securities but they carry a greater degree of risk and are considered to be speculative with respect to the issuer's ability to pay interest and repay principal.

The Fund invests its assets in securities rated Ba1 or lower by Moody's or BB+ or lower by S&P. The Fund may also invest in unrated securities which the Manager believes to be of comparable quality. The Fund does not invest in securities rated below Caa (Moody's) or below CCC (S&P) at the time of purchase. The SAI contains descriptions of the securities rating categories.

During the fiscal year ended October 31, 1999, the average ratings of the Fund's assets, based on market value at each month-end, were as follows (all ratings are by Moody's):

       0.74% in securities rated A            46.72% in securities rated Ba
       2.62% in securities rated Baa          52.59% in securities rated B
       2.64% in securities rated C             0.10% in securities rated D

The above percentage for securities rated Ba includes 2.89% of unrated securities and securities rated B includes 2.52% of unrated securities which have been determined by the Manager to be of comparable quality.

Main Risks
Investors assume special risks when investing in the Fund. Compared to higher rated securities, lower rated securities may:
     o have a more volatile market value, generally reflecting specific events affecting the issuer;
     o be subject to greater risk of loss of income and principal (issuers are generally not as financially secure);
     o have a lower volume of trading, making it more difficult to value or sell the security; and
     o be more susceptible to a change in value or liquidity based on adverse publicity and investor perception, whether or not based on factual analysis.

The market for higher-yielding, lower-rated securities has not been tested by an economic recession. An economic downturn may severely disrupt the market for these securities. This could cause financial stress to the issuer negatively affecting the issuer's ability to pay principal and interest. This may also negatively affect the value of the Fund's securities. In addition, if an issuer defaults the Fund may have additional expenses if it tries to recover the amounts due it.

Some securities the Fund buys have call provisions. A call provision allows the issuer of the security to redeem it before its maturity date. If a bond is called in a declining interest rate market, the Fund would have to replace it with a lower yielding security. This results in a decreased return for investors. In addition, in a rising interest rate market, a higher yielding security's value decreases. This is reflected in a lower share price for the Fund.

The Fund tries to minimize the risks of investing in lower rated securities by diversification, investment analysis and attention to current developments in interest rates and economics conditions. Although the Fund's Manager considers securities ratings when making investment decisions, it performs its own investment analysis. This analysis includes traditional security analysis considerations such as:
     o    experience and managerial strength
     o    changing financial condition
     o    borrowing requirements or debt maturity schedules
     o    responsiveness to changes in business conditions
     o    relative value based on anticipated cash flow
     o    earnings prospects

The Manager continuously monitors the issuers of the Fund's securities to determine if the issuers will have sufficient cash flow and profits to meet required principal and interest payments. It also monitors each security to assure the security's liquidity so the Fund can meet requests for sales of Fund shares.

For defensive purposes, the Fund may invest in other securities. During periods of adverse market conditions, the Fund may invest in all types of money market instruments, higher rated fixed-income securities or any other fixed-income securities consistent with the temporary defensive strategy. The yield to maturity on these securities is generally lower than the yield to maturity on lower rated fixed-income securities.

Investor Profile
The Fund is generally a suitable investment if you are seeking monthly dividends to provide income or to be reinvested in Fund shares for growth. However, it is suitable only for that portion of your investments for which you are willing to accept potentially greater risk. You should carefully consider your ability to assume the risks of this Fund before making an investment and be prepared to maintain your investment in the Fund during periods of adverse market conditions. This Fund should not be relied on to meet short-term financial needs. As with all mutual funds, the value of the Fund's assets may rise or fall. If you sell your shares when their value is less than the price you paid, you will lose money.


The Fund's past performance is not predictive of future performance. The bar chart and tables provide some indication of the risks of investing in the Fund by showing changes in the Fund's Class A share performance from year to year.

Annual Total Returns

"1990"  -11.66
"1991"  28.74
"1992"  13.09
"1993"  12.1
"1994"  -0.65
"1995"  15.61
"1996"  12.54
"1997"  9.68
"1998"  -1.28
"1999"

Calendar Years Ended December 31



The year-to-date return as of December 31, 1999 for Class A shares is ____% and for Class R shares is ____%.

The fund's highest/lowest quarterly results during this time period were:

        Highest      .% (quarter ended )
        Lowest       .% (quarter ended )



      Average annual total returns for the period ending December 31, 1999

This table shows how the Fund's average annual returns compare with those of a broad-based securities market index and an index of funds with similar investment objectives.

              Past One Past Five Past Ten                                                    Past One Past Five Past Ten
                Year     Years    Years                                                        Year     Years    Years

     Class A     %        %        %          Lehman Brothers High Yield Composite Bond Index   %         %         %
     Class R              *        --         Lipper High Current Yield Fund Average

     * Period from February 29, 1996, date Class R shares first offered to eligible purchasers, through December 31, 1999.

Fund Operating Expenses

                                     Class A   Class R
     Management Fees................   %        %
     12b-1 Fees.....................
     Other Expenses.................

       Total Fund Operating Expenses   %        %


                                    Examples

The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                            1 Year  3 Years  5 Years 10 Years
   ----------------------------------------------------------
        Class A                 $        $       $         $
        Class R
     You would pay the  following  expenses if you did not redeem your shares:
        Class A
        Class R


                           Day-to-day Fund Management

Since April 1998   Manager: Mark P. Denkinger, CFA. Assistant Director -
                   Securities Investment of Principal Capital Management since 1998.



INCOME-ORIENTED FUND

PRINCIPAL LIMITED TERM BOND FUND, INC.
The Fund seeks a high level of current income consistent with a relatively high level of principal stability by investing in a portfolio of securities with a dollar weighted average maturity of five years or less.

Main Strategies
The Fund invests in high grade, short-term debt securities. Under normal circumstances, it invests at least 80% of its assets in:
     o securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities;
     o debt securities of U.S. issuers rated in the three highest grades by S&P or Moody's; or
     o if unrated, are of comparable quality in the opinion of the Sub-Advisor, Invista.

The rest of the Fund's assets are invested in securities in the fourth highest rating category or their equivalent. Securities in the fourth highest category are "investment grade." While they are considered to have adequate capacity to pay interest and repay principal, they do have speculative characteristics. Changes in economic and other conditions are more likely to impact the ability of the issuer to make principal and interest payments than is the case with higher rated securities.

Main Risks
The Fund may invest in corporate debt securities and mortgage-backed securities. When interest rates fall, the price of a bond rises and when interest rates rise, the price declines. In addition, the value of the corporate debt securities held by the Fund may be affected by factors such as credit rating of the entity that issued the bond and effective maturities of the bond. Lower quality and longer maturity bonds will be subject to greater credit risk and price fluctuations than higher quality and short maturity bonds.

Mortgage backed securities are subject to prepayment risk. When interest rates decline, significant unscheduled prepayments may result. These prepayments must then be reinvested at lower rates. Prepayments may also shorten the effective maturities of these securities, especially during periods of declining interest rates. On the other hand, during periods of rising interest rates, a reduction in prepayments may increase the effective maturities of these securities, subjecting them to the risk of decline in market value in response to rising interest. This may increase the volatility of the Fund.

Under normal circumstances, the Fund maintains a dollar-weighted average maturity of not more than five years. In determining the average maturity of the Fund's assets, the maturity date of callable or prepayable securities may be adjusted to reflect Invista's judgment regarding the likelihood of the security being called or prepaid.

Under unusual market or economic conditions, for temporary defensive purposes the Fund may invest up to 100% of its assets in the cash or cash equivalents.

As with all mutual funds, the value of the Fund's assets may rise or fall. If you sell your shares when their value is less than the price you paid, you will lose money.

Investor Profile
The Fund is generally a suitable investment if you want monthly dividends to generate income or to reinvest for modest growth. You must be willing to accept some volatility in the value of your investment but do not want dramatic volatility.

The Fund's past performance is not predictive of future performance. The bar chart and tables provide some indication of the risks of investing in the Fund by showing changes in the Fund's Class A share performance from year to year.

Annual Total Returns

"1997"  6.63
"1998"  6.7
"1999"

Calendar Years Ended December



The year-to-date return as of December 31, 1999 for Class A shares is ____% and for Class R shares is ____%.

The fund's highest/lowest quarterly results during this time period were:

    Highest      .% (quarter ended )
    Lowest       .% (quarter ended )



      Average annual total returns for the period ending December 31, 1999

This table shows how the Fund's average annual returns compare with those of a broad-based securities market index and an index of funds with similar investment objectives.

              Past One Past Five Past Ten                                                            Past One Past Five Past Ten
                Year     Years    Years                                                                 Year     Years    Years

     Class A     %       %*        --        Lehman Brothers Intermediate Government/Corporate Index      %        %         %
     Class R              **       --        Lipper Short-Intermediate Investment Grade Debt
                                               Fund Average

     *    Period  from  February  29,  1996,  date shares  first  offered to the public, through December 31, 1999.
     **   Period  from  February  29,  1996,  date R shares  first  offered to eligible purchasers, through December 31, 1999.



Fund Operating Expenses

                                     Class A   Class R
     Management Fees*...............   %        %
     12b-1 Fees.....................
     Other Expenses.................

       Total Fund Operating Expenses   %        %

     * The Manager has agreed to waive a portion of its fee for the Fund. The Manager intends to continue the waiver and, if necessary, pay expenses normally payable by the Fund through the period ending October 31, 2000. The waiver will maintain a total level of operating expenses (expressed as a percent of average net assets attributable to a Class on an annualized basis) not to exceed 1.60% for Class R Shares and 1.00% for Class A Shares. The effect of the waiver is to reduce the Fund's annual operating expenses.



                                    Examples

The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                             1 Year  3 Years  5 Years 10 Years
    ----------------------------------------------------------
         Class A                 $        $       $         $
         Class R
      You would pay the  following  expenses if you did not redeem your shares:
         Class A
         Class R


                           Day-to-day Fund Management

Since February 1996   Manager:  Martin J. Schafer, CFA. Portfolio Manager of
                      Invista since 1992.

MONEY MARKET FUND

PRINCIPAL CASH MANAGEMENT FUND, INC.

The Fund seeks as high a level of income available from short-term securities as is considered consistent with preservation of principal and maintenance of liquidity by investing in a portfolio of money market instruments.

Main Strategies
The Fund seeks as high a level of income available from short-term securities as is considered consistent with preservation of principal and maintenance of liquidity by investing in a portfolio of money market instruments.

The Fund invests its assets in a portfolio of money market instruments. The investments are U.S. dollar denominated securities which the Manager believes present minimal credit risks. At the time the Fund purchases each security, it is an "eligible security" as defined in the regulations issued under the Investment Company Act of 1940.

The Fund maintains a dollar weighted average portfolio maturity of 90 days or less. It intends to hold its investments until maturity. However, the Fund may sell a security before it matures:
o    to take advantage of market variations;
o    to generate cash to cover sales of Fund shares by its shareholders; or
o upon revised credit opinions of the security's issuer. The sale of a security by the Fund before maturity may not be in the best interest of the Fund. The Fund does have an ability to borrow money to cover the sale of Fund shares. The sale of portfolio securities is usually a taxable event.

It is the policy of the Fund to be as fully invested as possible to maximize current income. Securities in which the Fund invests include:

o Government securities which are issued or guaranteed by the U.S. Government, including treasury bills, notes and bonds.
o U.S. Government agency securities which are issued or guaranteed by agencies or instrumentalities of the U.S. Government. These are backed either by the full faith and credit of the U.S. Government or by the credit of the particular agency or instrumentality.
o    Bank obligations consisting of:
     o certificates of deposit which generally are negotiable certificates against funds deposited in a commercial bank or
     o bankers acceptances which are time drafts drawn on a commercial bank, usually in connection with international commercial transactions.
o Commercial paper which is short-term promissory notes issued by U.S. or foreign corporations primarily to finance short-term credit needs.
o Short-term corporate debt consisting of notes, bonds or debentures which at the time of purchase by the Fund has 397 days or less remaining to maturity.
o Repurchase agreements under which securities are purchased with an agreement by the seller to repurchase the security at the same price plus interest at a specified rate. Generally these have a short duration (less than a week) but may also have a longer duration.
o Taxable municipal obligations which are short-term obligations issued or guaranteed by state and municipal issuers which generate taxable income.

Main Risks
As with all mutual funds, the value of the Fund's assets may rise or fall. Although the Fund seeks to preserve the value of an investment at $1.00 per share, it is possible to lose money by investing in the Fund if you sell your shares when their value is less than the price you paid. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Investor Profile
The Fund is generally a suitable investment if you are seeking monthly dividends to produce income without incurring much principal risk or your short-term needs.

The Fund's past performance is not predictive of future performance. The bar chart and tables provide some indication of the risks of investing in the Fund by showing changes in the Fund's Class A share performance from year to year.

 Annual Total Returns

"1990"  7.63
"1991"  5.8
"1992"  3.38
"1993"  2.63
"1994"  3.77
"1995"  5.44
"1996"  4.96
"1997"  4.88
"1998"  5.15
"1999"

Calendar Years Ended December 31



The year-to-date return as of December 31, 1999 for Class A shares is ____% and for Class R shares is ____%.

The fund's highest/lowest quarterly results during this time period were:

        Highest      .% (quarter ended )
        Lowest       .% (quarter ended )


      Average annual total returns for the period ending December 31, 1999

This table shows how the Fund's average annual returns compare with those of a broad-based securities market index and an index of funds with similar investment objectives.

              Past One Past FivePast Ten
                Year     Years    Years

     Class A     %        %        %
     Class R              *        --

     * Period from February 29, 1996, date Class R shares first offered to eligible purchasers, through December 31, 1999.

Fund Operating Expenses

                                    Class A  Class R
     Management Fees................   %        %
     12b-1 Fees.....................
     Other Expenses.................

       Total Fund Operating Expenses   %        %


                                    Examples

The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                            1 Year  3 Years  5 Years 10 Years
   ----------------------------------------------------------
        Class A                 $       $         $        $
        Class R
     You would pay the  following  expenses if you did not redeem your shares:
        Class A
        Class R


                           Day-to-day Fund Management

Since March 1983  Co-Manager: Michael R.Johnson. Assistant Director - Securities
                  Trading of Principal Capital Management since 1994.

Since _________   Co-Manager:   Alice Robertson

THE COSTS OF INVESTING

Fees and Expenses of the Funds

This table describes the fees and expenses that you may pay if you buy and hold shares of a Fund.

                                Shareholder Fees
                    (fees paid directly from your investment)

                               Maximum Sales Load Imposed                                         Contingent
                          on Purchases of Class R sharesRedemption      Exchange     Deferred       Sales
        Fund            (as a percentage of offering price)               Fee*          Fee         Charge

      All Funds                        None                               None          None         None

*  A wire charge of $6.00 will be deducted for all wire transfers.

Fees and expenses are important because they lower your earnings. However, low costs do not guarantee higher earnings. For example, a fund with no front-end sales charge may have higher ongoing expenses than a fund with such a sales charge. Before investing, you should be sure you understand the nature of different costs. Your Registered Representative can help you with this process.

Class R shares of the Principal Mutual Funds are sold without a front-end sales charge and do not have a contingent deferred sales charge. There is no sales on shares of any of the Funds purchased with reinvested dividends or other distributions.

Class R shares automatically convert into Class A shares (based on share prices, not numbers of shares) 49 months after purchase. Class R shares provide you the benefit of putting all your dollars to work from the time of investment, but (until conversion) have higher ongoing fees and lower dividends than Class A shares.

Only Class R shares are offered in this prospectus. Class A shares are only described because Class R shares convert to Class A shares. Orders for Class R shares of $500,000 or more are treated as orders for Class A shares (unless you include a written instruction that the order should be treated as an order for Class R shares.)

Class A shares of the Cash Management Fund are sold without a sales charge. Class A shares of the other Funds are sold with a sales charge that is a variable percentage based on the amount of the purchase. This table shows the sales charge for those funds which is based on the amount of your purchase.

                                         All Funds (Except
                                     LargeCap Stock Index and     LargeCap Stock Index and             Sales Charge for
                                     Limited Term Bond Funds)      Limited Term Bond Funds           Dealers Allowance as
                                       Sales Charge as % of:        Sales Charge as % of:             % of Offering Price

                                                                                              All Funds Except     LargeCap Stock
                                       Offering    Net Amount      Offering    Net Amount   LargeCap Stock Index  Index and Limited
         Amount invested                 Price      Invested         Price      Invested    and Limited Term Bond  Term Bond Funds

   Less than $50,000                     4.75%       4.99%          1.50%        1.52%               4.00%             1.25%
   $50,000 but less than $100,000        4.25%       4.44%          1.25%        1.27%               3.75%             1.00%
   $100,000 but less than $250,000       3.75%       3.90%          1.00%        1.10%               3.25%             0.75%
   $250,000 but less than $500,000       2.50%       2.56%          0.75%        0.76%               2.00%             0.50%
   $500,000 but less than $1,000,000     1.50%       1.52%          0.50%        0.50%               1.25%             0.25%
   $1,000,000 or more                    0           0              0            0                   0.75%             0.25%

The front-end sales charge is waived on an investment of $1 million or more in Class A shares. There may be a CDSC on shares sold within 18 months of the purchase date. The CDSC does not apply to shares purchased with reinvested dividends or other distributions. The CDSC is calculated as 0.75% (0.25% for the LargeCap Stock Index and Limited Term Bond Funds) of the lesser of the current market value or the initial purchase price of the shares sold. The CDSC is waived on shares sold to fund a Principal Mutual Fund 401(a) or Principal Mutual Fund 401(k) retirement plan, except redemptions which are the result of termination of the plan or transfer of plan assets.

The CDSC is also waived:
o    on shares sold to satisfy IRS minimum distribution rules
o using a periodic withdrawal plan. (You may sell up to 10% of the value of the shares subject to a CDSC without paying the CDSC.)

In the case of selling some but not all of the shares in an account, the shares not subject to a sales charge are redeemed first. Other shares are redeemed in the order purchased (first in, first out). Shares subject to the CDSC which are exchanged into another Principal Mutual Fund continue to be subject to the CDSC until the CDSC expires.

Broker-dealers that sell Principal Mutual Funds are paid a certain percentage of the sales charge in exchange for their services. At the option of Princor Financial Services Corporation, the amount paid to a dealer may be more or less than that shown in the chart above. The amount paid depends on the services provided. Amounts paid to dealers on purchases without an front-end sales charge are determined by and paid for by Princor.

SALES CHARGE WAIVER OR REDUCTION

Class A shares of the Funds may be purchased without a sales charge or at a reduced sales charge. The Funds reserve the right to change or stop offering shares in this manner at any time for new accounts and with 60 days notice to shareholders of existing accounts.

Waiver of sales charge. A Fund's Class A shares may be purchased without a sales charge:

o by its Directors, Principal Life and its subsidiaries and their employees, officers, directors (active or retired), brokers or agents. This also includes their immediate family members and trusts for the benefit of these individuals;
o    by the Principal Employees' Credit Union;
o by non-ERISA clients of Invista Capital Management LLC and Principal Capital Management LLC;
o by any employee or Registered Representative (and their employees) of an authorized broker-dealer;
o through broker-dealers, investment advisors and other financial institutions that have entered into an agreement with Princor which includes a requirement that such shares be sold for the benefit of clients participating in a "wrap account" or similar program under which clients pay a fee to the broker-dealer, investment advisor or financial institution;
o by unit investment trusts sponsored by Principal Life Insurance Company and/or its subsidiaries or affiliates;
o by certain employee welfare benefit plan customers of Principal Life with Plan Deposit Accounts;
o by participants who receive distributions from certain annuity contracts offered by Principal Life (except for shares of Tax-Exempt Bond Fund);
o to the extent the investment represents the proceeds of a total surrender of certain Principal Life issued unregistered group annuity contracts to fund an employer plan if Principal Life waives any applicable CDSC or other contract surrender charge;
o using cash payments received from the Principal Bank under its awards program;
o to the extent the investment represents redemption proceeds from certain unregistered group annuity contracts issued by Principal Life to fund an employer's 401(a) plan where such proceeds are used to fund the employer's 401(a) plan; and
o to the extent the purchase proceeds represent a distribution from a terminating 401(a) plan if the employer or plan trustee has entered into a written agreement with Princor permitting the group solicitation of employees/participants. Such purchases are subject to the CDSC which applies to purchases of $1 million or more as described above.

Class A shares may also be purchased without a sales charge if your Registered Representative has recently become affiliated with a broker-dealer authorized to sell shares of the Principal Mutual Funds. The following conditions must be met:

o your purchase of Class A shares must take place within the first 180 days of your Registered Representative's affiliation with the authorized broker-dealer;
o your investments must represent the sales proceeds from other mutual fund shares (you must have paid a front-end sales charge or a CDSC) and the sale must occur within the 180 day period; and
o you must indicate on your Principal Mutual Fund application that you are eligible for waiver of the front-end sales charge.
o    you must send Princor either:
     o the check for the sales proceeds (endorsed to Principal Mutual Funds) or
     o a copy of the confirmation statement from the other mutual fund showing the sale transaction. If you place your order to buy Principal Mutual Fund shares on the telephone, you must send us a copy of the confirmation within 21 days of placing the order. If we do not receive the confirmation within 21 days, we will sell enough of your Class A shares to pay the sales charge that otherwise would have been charged.

NOTE:Please be aware that the sale of your other mutual funds shares may be subject to federal (and state) income taxes. In addition, you may pay a surrender charge to the other mutual fund.

Ongoing fees. Each Fund pays ongoing operating fees to its Manager, Underwriter and others who provide services to the Fund. They reduce the value of each share you own.

Distribution (12b-1) Fees
Each of the Funds (except the Cash Management Fund for Class A shares) has adopted a Distribution Plan under Rule 12b-1 of the Investment Company Act of 1940. Under the Plan, the Fund pays a fee to Princor based on the average daily net asset value of the Fund. These ongoing fees pay expenses relating to distribution fees for the sale of Fund shares and for services provided by Princor and other selling dealers to shareholders. Because they are ongoing fees, over time they may exceed other types of sales charges.

The maximum 12b-1 fees that may be paid by the Funds on an annual basis are:
o    Class R shares (except LargeCap Stock Index Fund)                  0.75%
o    Class R shares of the LargeCap Stock Index Fund                    0.65%
o    Class A shares (except Cash Management, LargeCap Stock Index
     and Limited Term Bond Funds)                                       0.25%
o    Class A shares of the LargeCap Stock Index and
     Limited Term Bond Funds                                            0.15%

CERTAIN INVESTMENT STRATEGIES AND RELATED RISKS

The Statement of Additional Information (SAI) contains additional information about investment strategies and their related risks.

Securities and Investment Practices
Equity securities include common stocks, preferred stocks, convertible securities and warrants. Common stocks, the most familiar type, represent an equity (ownership) interest in a corporation. Although equity securities have a history of long-term growth in value, their prices fluctuate based on changes in a company's financial condition and on overall market and economic conditions. Smaller companies are especially sensitive to these factors.

Fixed income securities include bonds and other debt instruments that are used by issuers to borrow money from investors. The issuer generally pays the investor a fixed, variable or floating rate of interest. The amount borrowed must be repaid at maturity. Some debt securities, such as zero coupon bonds, do not pay current interest, but are sold at a discount from their face values.

Debt securities are sensitive to changes in interest rates. In general, bond prices rise when interest rates fall and fall when interest rates rise. Longer term bonds and zero coupon bonds are generally more sensitive to interest rate changes.

Bond prices are also affected by the credit quality of the issuer. Investment grade debt securities are medium and high quality securities. Some bonds may have speculative characteristics and be particularly sensitive to economic conditions and the financial condition of the issuers.

Repurchase Agreements and Loaned Securities
Each of the Principal Mutual Funds may invest a portion of its assets in repurchase agreements. Repurchase agreements typically involve the purchase of debt securities from a financial institution such as a bank, savings and loan association or broker-dealer. A repurchase agreement provides that the Fund sells back to the seller and that the seller repurchases the underlying securities at a specified price on a specific date. Repurchase agreements may be viewed as loans by a Fund collateralized by the underlying securities. This arrangement results in a fixed rate of return that is not subject to market fluctuation while the Fund holds the security. In the event of a default or bankruptcy by a selling financial institution, the affected Fund bears a risk of loss. To minimize such risks, the Fund enters into repurchase agreements only with large, well-capitalized and well-established financial institutions. In addition, the value of the collateral underlying the repurchase agreement is always at least equal to the repurchase price, including accrued interest.

Each of the  Principal  Mutual  Funds  may  lend  its  portfolio  securities  to
unaffiliated   broker-dealers   and  other  unaffiliated   qualified   financial
institutions.

Currency Contracts
The International, International Emerging Markets, International SmallCap, Partners Aggressive Growth, Partners LargeCap Growth and Partners MidCap Growth Funds may each enter into forward currency contracts, currency futures contracts and options, and options on currencies for hedging and other non-speculative purposes. A forward currency contract involves a privately negotiated obligation to purchase or sell a specific currency at a future date at a price set in the contract. A Fund will not hedge currency exposure to an extent greater than the aggregate market value of the securities held or to be purchased by the Fund (denominated or generally quoted or currently convertible into the currency).

Hedging is a technique used in an attempt to reduce risk. If a Fund's Manager or Sub-Advisor hedges market conditions incorrectly or employs a strategy that does not correlate well with the Fund's investment, these techniques could result in a loss, regardless of whether the intent was to reduce risk or to increase return. These techniques may increase the volatility of a Fund and may involve a small investment of cash relative to the magnitude of the risk assumed. In addition, these techniques could result in a loss if the other party to the transaction does not perform as promised. Additionally, there is the risk of government action through exchange controls that would restrict the ability of the Fund to deliver or receive currency.

Forward Commitments
Each of the Income-Oriented Funds and the Balanced Fund may enter into forward commitment agreements. These agreements call for the Fund to purchase or sell a security on a future date at a fixed price. Each of these Funds may also enter into contracts to sell its investments either on demand or at a specific interval.

Warrants
Each of the Funds (except Cash Management and Government Securities Income) may invest up to 5% of its assets in warrants. Up to 2% of a Fund's assets may be invested in warrants which are not listed on either the New York or American Stock Exchanges.

Risks of High Yield Securities
The Balanced, Bond, and High Yield Funds may, to varying degrees, invest in debt securities rated lower than BBB by S&P or Baa by Moody's or, if not rated, determined to be of equivalent quality by the Manager. Such securities are sometimes referred to as high yield or "junk bonds" and are considered speculative.

Investment in high yield bonds involves special risks in addition to the risks associated with investment in high rated debt securities. High yield bonds may be regarded as predominantly speculative with respect to the issuer's continuing ability to meet principal and interest payments. Moreover, such securities may, under certain circumstances, be less liquid than higher rated debt securities.

Analysis of the creditworthiness of issuers of high yield securities may be more complex than for issuers of higher quality debt securities. The ability of a Fund to achieve its investment objective may, to the extent of its investment in high yield bonds, be more dependent on such creditworthiness analysis than would be the case if the Fund were investing in higher quality bonds.

High yield bonds may be more susceptible to real or perceived adverse economic and competitive industry conditions than higher grade bonds. The prices of high yield bonds have been found to be less sensitive to interest rate changes than more highly rated investments, but more sensitive to adverse economic downturns or individual corporate developments. If the issuer of high yield bonds defaults, a Fund may incur additional expenses to seek recovery.

The secondary market on which high yield bonds are traded may be less liquid than the market for higher grade bonds. Less liquidity in the secondary trading market could adversely affect the price at which a Fund could sell a high yield bond and could adversely affect and cause large fluctuations in the daily price of the Fund's shares. Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the value and liquidity of high yield bonds, especially in a thinly traded market.

The use of credit ratings for evaluating high yield bonds also involves certain risks. For example, credit ratings evaluate the safety of principal and interest payments, not the market value risk of high yield bonds. Also, credit rating agencies may fail to change credit ratings in a timely manner to reflect subsequent events. If a credit rating agency changes the rating of a portfolio security held by a Fund, the Fund may retain the security if the Manager thinks it is in the best interest of shareholders.

Options
Each of the Funds (except Cash Management) may buy and sell certain types of options. Each type is more fully discussed in the SAI.

Foreign Securities
Each of the following Funds may invest in foreign securities (securities of non-U.S. companies) to the indicated percentage of its assets. (Debt securities issued in the United States pursuant to a registration statement filed with the Securities and Exchange Commission are not treated as foreign securities for purposes of these limitations.)

o International, International Emerging Markets and International SmallCap Funds - 100%;
o    Partners Aggressive Growth,  Partners LargeCap Growth and Real Estate Funds
     - 25%;
o Balanced, Blue Chip, Bond, Capital Value, Growth, High Yield, Limited Term Bond, MidCap, SmallCap and Utilities Funds - 20%; and
o    LargeCap Stock Index and Partners MidCap Growth Funds - 10%.

The Cash Management Fund does not invest in foreign securities other than those that are United States dollar denominated. All principal and interest payments for the security are payable in U.S. dollars. The interest rate, the principal amount to be repaid and the timing of payments related to the security do not vary or float with the value of a foreign currency, the rate of interest on foreign currency borrowings or with any other interest rate or index expressed in a currency other than U.S. dollars.

Investment in foreign securities presents certain risks including: fluctuations in currency exchange rates, revaluation of currencies, the imposition of foreign taxes, future political and economic developments including war, expropriations, nationalization, the possible imposition of currency exchange controls and other foreign governmental laws or restrictions. In addition, there may be reduced availability of public information concerning issuers compared to domestic issuers. Foreign issuers are not generally subject to uniform accounting, auditing and financial reporting standards or to other regulatory practices and requirements that apply to domestic issuers. Transactions in foreign securities may be subject to higher costs. Each Fund's investment in foreign securities may also result in higher custodial costs and the costs associated with currency conversions.

Securities of many foreign issuers may be less liquid and their prices more volatile than those of comparable domestic issuers. Foreign securities markets, particularly those in emerging market countries, are known to experience long delays between the trade and settlement dates of securities purchased and sold. Such delays may result in a lack of liquidity and greater volatility in the price of securities on those markets. As a result of these factors, the Boards of Directors of the Funds have adopted Daily Pricing and Valuation Procedures for the Funds. These procedures outline the steps to be followed by the Manager and/or Sub-Advisor to establish a reliable market or fair value if a reliable market value is not available through normal market quotations. The Executive Committee of the Boards of Directors oversees this process.

Securities of Smaller Companies
The Funds may invest in securities of companies with small- or mid-sized market capitalizations. Market capitalization is defined as total current market value of a company's outstanding common stock. Investments in companies with smaller market capitalizations may involve greater risks and price volatility (wide, rapid fluctuations) than investments in larger, more mature companies. Smaller companies may be less mature than larger companies. At this earlier stage of development, the companies may have limited product lines, reduced market liquidity for their shares, limited financial resources or less depth in management than larger or more established companies. Small companies also may be less significant within their industries and may be at a competitive disadvantage relative to their larger competitors. While smaller companies may be subject to these additional risks, they may also realize more substantial growth than larger or more established companies.

Unseasoned Issuers
The Funds may invest in the securities of unseasoned issuers. Unseasoned issuers are companies with a record of less than three years continuous operation, including the operation of predecessors and parents. Unseasoned issuers by their nature have only a limited operating history which can be used for evaluating the companies growth prospects. As a result, investment decisions for these securities may place a greater emphasis on current or planned product lines and the reputation and experience of the companies management and less emphasis on fundamental valuation factors than would be the case for more mature growth companies. In addition, many unseasoned issuers also may be small companies and involve the risks and price volatility associated with smaller companies.

Temporary Defensive Measures
For temporary defensive purposes in times of unusual or adverse market conditions, the Growth-Oriented Funds, the Bond and Limited Term Bond Funds, may invest without limit in cash and cash equivalents. For this purpose, cash equivalents include: bank certificates of deposit, bank acceptances, repurchase agreements, commercial paper, and commercial paper master notes which are floating rate debt instruments without a fixed maturity. In addition, a Fund may purchase U.S. Government securities, preferred stocks and debt securities, whether or not convertible into or carrying rights for common stock.

Portfolio Turnover
"Portfolio Turnover" is the term used in the industry for measuring the amount of trading that occurs in a Fund's portfolio during the year. For example, a 100% turnover rate means that on average every security in the portfolio has been replaced once during the year. Funds with high turnover rates (more than 100%) often have higher transaction costs (which are paid by the Fund) and may generate short-term capital gains (on which you pay taxes even if you don't sell any of your shares during the year).

You can find the turnover rate for each Fund, except for the Cash Management, LargeCap Stock Index, Partners Aggressive Growth, Partners LargeCap Growth and Partners MidCap Growth Funds, in the Fund's Financial Highlights table.

Please consider all the factors when you compare the turnover rates of different funds. A fund with consistently higher total returns and higher turnover rates than another fund may actually be achieving better performance precisely because the managers are active traders. You should also be aware that the "total return" line in the Financial Highlights already includes portfolio turnover costs.

MANAGEMENT, ORGANIZATION AND CAPITAL STRUCTURE

The Manager
Principal Management Corporation serves as the manager for the Principal Mutual Funds. In its handling of the business affairs of each Fund, the Manager provides clerical, recordkeeping and bookkeeping services, and keeps the financial and accounting records required for the Funds. The Manager has signed sub-advisory agreements with various Sub-Advisors for portfolio management functions for certain Funds. The Manager compensates the Sub-Advisor for its services as provided in the subadvisory agreement.

The Manager is a subsidiary of Principal Financial Services, Inc. It has managed mutual funds since 1969. As of ____________________, the funds it managed had assets of approximately $____ billion. The Manager's address is Principal Financial Group, Des Moines, Iowa 50392-0200.

The Sub-Advisors

Funds:            Balanced,  Blue Chip,  Capital Value,  Government  Securities
                  Income, Growth, International, International Emerging Markets,
                  International  SmallCap,  LargeCap  Stock Index, Limited  Term
                  Bond, MidCap, SmallCap, and Utilities.
Sub-Advisor:      Invista Capital  Management,  LLC  ("Invista"),  an indirectly wholly-owned subsidiary of Principal Life Insurance Company and an affiliate of the Manager, was founded in 1985. It manages investments for institutional investors, including
                  Principal Life. Assets under management as of __________ were approximately $____ billion. Invista's address is 1800 Hub
                  Tower, 699 Walnut, Des Moines, Iowa 50309.

Fund:             Partners Aggressive Growth
Sub-Advisor:      Morgan  Stanley  Asset  Management  ("Morgan Stanley"),  with principal offices at 1221 Avenue of the Americas, New York,
                  NY 10020,  provides  a  broad  range  of  portfolio management
                  services to customers in the U.S. and abroad. As of   _______,
                  Morgan Stanley  managed  investments  totaling  approximately
                  $_____ billion as named fiduciary or fiduciary  adviser.
                  On December  1, 1998,  Morgan  Stanley Assets Management Inc.
                  changed its name to Morgan Stanley Dean Witter  Investment
                  Management Inc. but continues to do business in certain instances using the name Morgan Stanley Asset Management.

Fund:             Partners LargeCap Growth
Sub-Advisor:      Duncan-Hurst Capital Management, Inc. was founded in 1990.
                  Its address is 4365 Executive Drive, Suite 1520, San Diego, CA
                  92121. Duncan-Hurst currently manages assets of $ ______ billion for institutional and individual investors.

Fund:             Partners MidCap Growth
Sub-Advisor:      Turner Investment  Partners,  Inc., 1235 Westlake Drive, Suite
                  350, Berwyn, PA 19312, is a professional investment management firm founded in 1990. As of ____, Turner had discretionary management authority with respect to approximately $______ billion in assets. Turner has provided investment advisory services to investment companies since 1992.

Duties of the Manager and Sub-Advisor
The Manager or Sub-Advisor provides the Board of Directors of the Fund a recommended investment program. The program must be consistent with the Fund's investment objective and policies. Within the scope of the approved investment program, the Manager or Sub-Advisor advises the Fund on its investment policies and determines which securities are bought and sold, and in what amounts.

The Manager is paid a fee by the Fund for its services, which includes any fee paid to the Sub-Advisor. The fee paid by each Fund (as a percentage of the average daily net assets) for the fiscal year ended October 31, 1999 was:

         Balanced                                    0.58%
         Blue Chip                                   0.46%
         Bond                                        0.48%
         Capital Value                               0.37%
         Cash Management                             0.44%
         Government Securities Income                0.45%
         Growth                                      0.38%
         High Yield                                  0.60%
         International                               1.25%
         International Emerging Markets              0.68%
         International SmallCap                      1.20%
         Limited Term Bond                           0.50%*
         MidCap                                      0.56%
         Real Estate                                 0.90%
         SmallCap                                    0.85%
         Tax-Exempt Bond                             0.46%
         Utilities                                   0.59%
         * Before waiver.


PRICING OF FUND SHARES

Each Fund's shares are bought and sold at the current share price. The share price of each Class of shares of each Fund is calculated each day the New York Stock Exchange is open. The share price is determined at the close of business of the Exchange (normally at 3:00 p.m. Central Time). When your order to buy or sell shares is received, the share price used to fill the order is the next price calculated after the order is placed.

For all Funds,  except the Cash  Management  Fund, the share price is calculated by:
o    taking the current market value of the total assets of the Fund
o    subtracting liabilities of the Fund
o    dividing the remainder proportionately into the Classes of the Fund
o    subtracting the liabilities of each Class
o    dividing the remainder by the total number of shares owned by that Class.

The securities of the Cash Management Fund are valued at amortized cost. The calculation procedure is described in the Statement of Additional Information. The Cash Management Fund reserves the right to determine a share price more than once a day.

NOTES:
o If current market values are not readily available for a security, its fair value is determined using a policy adopted by the Fund's Board of Directors.
o A Fund's securities may be traded on foreign securities markets which generally complete trading at various times during the day prior to the close of the New York Stock Exchange. The values of foreign securities used in computing share price are determined at the time the foreign market closes. Occasionally, events affecting the value of foreign securities occur when the foreign market is closed and the New York Stock Exchange is open. If the Manager believes the market value is materially affected, the share price will be calculated using the policy adopted by the Fund.
o Certain securities issued by companies in emerging market countries may have more than one quoted valuation at any point in time. These may be referred to as a local price and a premium price. The premium price is often a negotiated price that may not consistently represent a price at which a specific transaction can be effected. The international growth-oriented funds each have a policy to value such securities at a price at which the Manager or Sub-Advisor expects the shares may be sold.

DIVIDENDS AND DISTRIBUTIONS

The Growth-Oriented and Income-Oriented Funds pay most of their net dividend income to you every year. The payment schedule is:

     Funds                                            Record Date                          Payable Date
     --------------------------------------------------------------------------------------------------
     Balanced, Real Estate                            three business days before           March 24, June 24,
     and Utilities                                    each payable date                    September 24 and December 24
                                                                                           (or previous business day)

     Blue Chip                                        three business days before           June 24 or December 24
                                                      each payable date                    (or previous business day)

     Capital Value, Growth, International,            three business days before           December 24
     International Emerging Markets,                  each payable date                    (or previous business day)
     International SmallCap, LargeCap
     Growth Stock Index, MidCap,
     Partners Aggressive Growth,
     Partners LargeCap Growth,
     Partners MidCap Growth
     and SmallCap

     Bond, Government Securities                      three business days before           monthly on the 24th
     Income, High Yield and                           each payable date                    (or previous business day)
     Limited Term Bond

Net realized capital gains, if any, are distributed annually. Generally the distribution is made on the fourth business day of December. Payments are made to shareholders of record on the third business day prior to the payable date. Capital gains may be taxable at different rates, depending on the length of time that the Fund holds it assets.

You can authorize income dividend and capital gain distributions to be:
o    invested in additional shares of the Fund you own without a sales charge;
o invested in shares of another Principal Mutual Fund (Dividend Relay) without a sales charge (distributions of a Fund may be directed only to one receiving Fund); or
o    paid in cash.

NOTE: Payment of income dividends and capital gains shortly after you buy shares has the effect of reducing the share price by the amount of the payment.

         Distributions from a Fund, whether received in cash or reinvested in additional shares, may be subject to federal (and state) income tax.

Money Market Fund
The Cash Management Fund declares dividends of all its daily net investment income each day its shares are priced. The dividends are paid daily and are automatically reinvested back into additional shares of the Fund. You may ask to have your dividends paid to you monthly in cash. These cash payments are made on the 20th (or preceding business day if the 20th is not a business day) of each month.

Under normal circumstances, the Fund intends to hold portfolio securities until maturity and value them at amortized cost. Therefore, the Fund does not expect any capital gains or losses. Should there be any gain, it could result in an increase in dividends. A capital loss could result in a dividend decrease.

HOW TO BUY SHARES

To open an account and buy fund shares, rely on your Registered Representative. Principal Mutual Funds are "load" funds which means you pay a sales charge for the ongoing assistance of your Registered Representative.

Fill out the Principal Mutual Fund or Principal Mutual Fund IRA application completely. You must include:
o    the name(s) you want to appear on the account;
o    the Principal Mutual Fund(s) you want to invest in;
o    the amount of the investment;
o    your Social Security number or Taxpayer I.D. number;
o    investor information (used to help your Registered  Representative  confirm
     that  your   investment   selection  is  consistent  with  your  goals  and
     circumstances) ;
o    employer information; and
o other required information (may include corporate resolutions, trust agreements, etc.).

Each Fund requires a minimum initial investment:
o    Regular Accounts                     $1,000
o    Uniform Transfer to Minor Accounts     $500
o    IRA Accounts                           $500

Subsequent investment minimums are $100 per Fund. However, if your subsequent investment are made using an Automatic Investment Plan, the investment minimum is $50 per Fund.

NOTE:The minimum investment applies on a fund level, not on the total investment being made. Minimums may be waived on accounts set up for: certain employee benefit plans; Principal Mutual Fund asset allocation programs; Automatic Investment Plans; and Cash Management Accounts.

Invest by mail:
o    Send a check and completed application to:
         Principal Mutual Funds
         P. O. Box 10423
         Des Moines Iowa 50306-9780
o    Make your check payable to Principal Mutual Funds.
o Your purchase will be priced at the next share price calculated after Principal Mutual Funds receives your completed paperwork.

Order by telephone:
o Call us at 1-800-247-4123 between 7:00 a.m. and 7:00 p.m. Central Time on any day that the New York Stock Exchange is open.
o    To buy shares the same day, you need to call before 3:00 p.m. Central Time.
o We must receive your payment for the order within three business days (or the order will be canceled and you may be liable for any loss).
o    For new accounts, you also need to send a completed application.

Wire money from your bank:
o    Have  your   Registered   Representative   call   Principal   Mutual  Funds
     (1-800-247-4123) for an account number and wiring instructions.
o For both initial and subsequent purchases, federal funds should be wired to:
         Norwest Bank Iowa, N.A.
         Des Moines, Iowa 50309
         ABA No.: 073000228
         For credit to: Principal Mutual Funds
         Account No.: 3000499968
         For credit: Principal ________ Fund, Class ____
         Shareholder Account No. __________________
         Shareholder Registration __________________
o Give the number and instructions to your bank (which may charge a wire fee).
o To buy shares the same day, the wire must be received before 3:00 p.m. Central Time.
o No wires are accepted on days when the New York Stock Exchange is closed or when the Federal Reserve is closed (because the bank that would receive your wire is closed).

Establish an Automatic Investment Plan
o Make regular monthly investments with automatic deductions from your bank or other financial institution account.
o Minimum investment amounts are waived if you set up an Automatic Investment Plan when you open your account.
o    Minimum monthly purchase $50 per Fund (except Cash Management Fund).
o Cash Management Fund minimum monthly purchase is $100. However, if the Cash Management account is greater than $1,000 when the plan is set up, the monthly minimum is $50.
o Send completed application, check authorization form and voided check (or voided deposit slip) to:
         Principal Mutual Funds
         P. O. Box 10423
         Des Moines Iowa 50306-9780

Set up a Dividend Relay
o Invest your dividends and capital gains from one Principal Mutual Fund in shares of another Principal Mutual Fund.
o    Distributions from a Fund may be directed only to one receiving Fund.
o The Fund share class receiving the investment must be the same class as the originating Fund.
o    There is no sales charge or administrative charge for the Dividend Relay.
o    You can set up Dividend Relay:
     o    on the application for a new account; or
     o by calling Principal Mutual Funds (1-800-247-4123) if telephone services apply to the originating account; or
     o    in writing (a signature guarantee may be required).
o You may discontinue your Dividend Relay election with a written notice to Principal Mutual Funds.
o There may be a delay of up to 10 days before the Dividend Relay plan is discontinued.
o The receiving Fund must meet fund minimums. If it does not, the Fund reserves the right to close the account if it is not brought up to the minimum investment amount within 90 days of sending you a deficiency notice.

HOW TO SELL SHARES

After you place a sell order in proper form, shares are sold using the next share price calculated. There is no additional charge for a sale of Class R shares. However, you will be charged a $6 wire fee if you have the sale proceeds wired to your bank. Generally, the sale proceeds are sent out on the next business day after the sell order has been placed. At your request, the check will be sent overnight (a $15 overnight fee will be deducted from your account unless other arrangements are made). A Fund can only sell shares after your check making the Fund investment has cleared your bank. To avoid the inconvenience of a delay in obtaining sale proceeds, shares may be purchased with a cashier's check, money order or certified check. A sell order from one owner is binding on all joint owners.

Your request for a distribution from your IRA must be in writing. You may obtain a distribution form by telephoning us (1-800-247-4123) or writing to Princor at P.O. Box 10423, Des Moines, Iowa 50309. Distributions from an IRA may be taken as:
o    lump sum of the entire interest in the IRA;
o    partial interest in the IRA; or
o periodic payments of either a fixed amount of amounts based on certain life expectancy calculations.

Tax penalties may apply to distributions before the IRA participant reaches age 50 1/2.

Selling shares may create a gain or a loss for federal (and state) income tax purposes. You should maintain accurate records for use in preparing your income tax returns.

Generally, sales proceeds checks are:
o    payable  to  the   owner(s)  on  the  account  (as  shown  in  the  account
     registration) and
o mailed to address on the account (if not changed within last month) or previously authorized bank account.

For  other   payment   arrangements,   please  call   Principal   Mutual   Funds
(1-800-247-4123).

You should also call Principal Mutual Funds (1-800-247-4123) for special instructions that may apply to sales from accounts:
o    when an owner has died;
o    for certain employee benefit plans; or
o    owned by corporations, partnerships, agents or fiduciaries.

Within 60 days after the sale of shares, the amount of the sale proceeds can be reinvested in any Principal Mutual Funds' Class R shares (or Class A shares acquired by conversion of Class R shares into Class A shares). This is a one time privilege that permits you to reinvest the amount of the sales proceeds in shares of the same Class of shares of the Funds without a sales charge. The transaction is considered a sale for federal (and state) income tax purposes even if the proceeds are reinvested. If a loss is realized on the sale, the reinvestment may be subject to the "wash sale" rules resulting in the postponement of the recognition of the loss for tax purposes.

Sell shares by mail
o Send a letter or distribution form (call us at 1-800-247-4123 for the form) which is signed by the owner of the account to:
         Principal Mutual Funds
         P. O. Box 10423
         Des Moines Iowa 50306-9780
o    Specify the Fund and account number.
o    Specify the number of shares or the dollar amount to be sold.
o    A signature guarantee* will be required if the:
     o    sell order is for more than $100,000;
     o    account  address has been changed  within one month of the sell order;
          or
     o check is payable to a party other than the account shareholder(s) or Principal Life Insurance Company.

     * If required, the signature(s) must be guaranteed by a commercial bank, trust company, credit union, savings and loan, national securities exchange member or brokerage firm. A signature guaranteed by a notary public or savings bank is not acceptable.

Sell shares in amounts of $100,000 or less by telephone* (1-800-247-4123)
o The address on the account must not have been changed within the last month and telephone privileges must apply to the account from which the shares are being sold.
o    If our phone lines are busy, you may need to send in a written sell order.
o To sell shares the same day, the order must be received before 3:00 p.m. Central Time.
o Telephone redemption privileges are not available for Principal Mutual Funds IRAs, 403(b)s, certain employee benefit plans, or on shares for which certificates have been issued.
o If previously authorized, checks can be sent to a shareholder's U.S. bank account.
o    Shares in IRA accounts may not be sold over the telephone.

     * The Fund and transfer agent reserve the right to refuse telephone orders to sell shares. The shareholder is liable for a loss resulting from a fraudulent telephone order that the Fund reasonably believes is genuine. Each Fund will use reasonable procedures to assure instructions are genuine. If the procedures are not followed, the Fund may be liable for loss due to unauthorized or fraudulent transactions. The procedures include: recording all telephone instructions, requesting personal identification information (name, phone number, social security number, birth date, etc.) and sending written confirmation to the address on the account.

Sell shares by checkwriting (Class A shares of Cash Management Fund only)
o Checkwriting must be elected on initial application or by written request to Principal Mutual Funds.
o The Fund can only sell shares after your check making the Fund investment has cleared your bank.
o    Checks must be written for at least $100.
o Checks are drawn on Norwest Bank Iowa, N.A. and its rules concerning checking accounts apply.
o If the account does not have sufficient funds to cover the check, it is marked "Insufficient Funds" and returned (the Fund may revoke checkwriting on accounts on which "Insufficient Funds" checks are drawn).
o Accounts may not be closed by withdrawal check (accounts continue to earn dividends until checks clear and the exact value of the account is not known until the check is received by Norwest).
o Not available for Principal Mutual Funds IRAs, 403(b)s, SEPs, SIMPLES, SAR-SEPs or certain employee benefit plans or shares subject to a CDSC or on shares for which a certificate has been issued.

Periodic withdrawal plan
You may set up a periodic withdrawal plan on a monthly, quarterly, semiannual or annual basis to:
o    sell a fixed number of shares ($25 initial minimum amount);
o sell enough shares to provide a fixed amount of money ($25 initial minimum amount);
o pay insurance or annuity premiums or deposits to Principal Life Insurance Company (call us at 1-800-247-4123 for details); and
o to provide an easy method of making monthly installment payments (if the service is available from your creditor who must supply the necessary forms).

You can set up a periodic withdrawal plan by:
o    completing the applicable section of the application; or
o sending us your written instructions (and share certificate, if any, issued for the account).

Your periodic  withdrawal plan continues  until:
o    you instruct us to stop; or
o    your Fund account balance is zero.

When you set up the withdrawal plan, you select which day you want the sale made (if none selected, the sale will be made on the 15th of the month). If the selected date is not a trading day, the sale will take place on the next trading day (if that day falls in the month after your selected date, the transaction will take place on the trading day before your selected date). If telephone privileges apply to the account, you may change the date or amount by telephoning us at 1-800-247-4123.

Withdrawal payments are sent on or before the third business day after the date of the sale. It may take an additional three business days for your financial institution to post this payment to your account at that financial institution. Sales made under your periodic withdrawal plan will reduce and may eventually exhaust your account. The Funds do not normally accept purchase payments for shares of any Fund except the Cash Management Fund while a periodic withdrawal plan is in effect (unless the purchase represents a substantial addition to your account).

The Fund from which the periodic withdrawal is made makes no recommendation as to either the number of shares or the fixed amount that you withdraw.

HOW TO  EXCHANGE SHARES AMONG PRINCIPAL MUTUAL FUNDS

Your shares in the Funds. The purchase date of the exchanged shares is used to measure the length of time you have owned the acquired shares. The minimum amount that may be exchanged into any Principal Mutual Fund must be at least $300 on an annual basis.

You may exchange shares by:
o calling us (1-800-247-4123), if you have telephone privileges on the account and if no share certificate has been issued.
o    sending a written request to:
         Principal Mutual Funds
         P. O. Box 10423
         Des Moines, Iowa 50306-9780
o completing an Exchange Authorization Form (call us at 1-800-247-4123 to obtain the form).

Automatic exchange election.
This election authorizes an exchange from one Principal Mutual Fund to another on a monthly, quarterly, semiannual or annual basis. You can set up an automatic exchange by:
o    completing the Automatic Exchange Election section of the application;
o calling us (1-800-247-4123) if telephone privileges apply to the account from which the exchange is to be made; or
o    sending us your written instructions.

Your automatic  exchange  continues  until:
o    you instruct us to stop; or
o    your Fund account balance is zero.

You may specify the day of the exchange. If the selected day is not a trading day, the sale will take place on the next trading day (if that day falls in the month after your selected date, the transaction will take place on the trading day before your selected date). If telephone privileges apply to the account, you may change the date or amount by telephoning us at 1-800-247-4123.

General
o    An exchange by any joint owner is binding on all joint owners.
o If you do not have an existing account in the Fund to which the exchange is being made, a new account is established. The new account has the same owner(s), dividend and capital gain options and dealer of record as the account from which the shares are being exchanged.
o All exchanges are subject to the minimum investment and eligibility requirement of the Fund being acquired.
o You may acquire shares of a Fund only if its shares are legally offered in your state of residence.
o If a certificate has been issued, it must be returned to the Fund before the exchange can take place.
o Instructions for exchanges in excess of $500,000 must be in writing and signature guaranteed.

The exchange privilege is not intended for short-term trading. Excessive exchange activity may interfere with portfolio management and have an adverse impact on all shareholders. In order to limit excessive exchange activity, and under other circumstances where the Board of Directors of the Fund or the Manager believes it is in the best interest of the Fund, the Fund reserves the right to revise or terminate the exchange privilege, limit the amount or number of exchanges, reject any exchange or close the account. You would be notified of any such action to the extent required by law.

Fund shares used to fund an employee benefit plan may be exchanged only for shares of other Principal Mutual Funds available to employee benefit plans. Such an exchange must be made by following the procedures provided in the employee benefit plan and the written service agreement. The exchange is treated as a sale of shares for federal income tax purposes and may result in a capital gain or loss. Income tax rules regarding the calculation of cost basis may make it undesirable in certain circumstances to exchange shares within 90 days of their purchase.

GENERAL INFORMATION ABOUT A FUND ACCOUNT

Statements
You will receive quarterly statements (monthly statements for the Cash Management Fund) for the Funds you own. The statements provide the number and value of shares you own, transactions during the quarter, dividends declared or paid and other information. The year end statement includes information for all transactions that took place during the year. Please review your statement as soon as your receive it. Keep your statements as you may need them for tax reporting purposes.

Generally, each time you buy, sell or exchange shares between Principal Mutual Funds, you will receive a confirmation in the mail shortly thereafter. It summarizes all the key information; what you bought or sold, the amount of the transaction, and other vital data. The Cash Management Fund mails confirmations only once a month detailing dividend and account activity.

Certain purchases and sales are only included on your quarterly statement. These include accounts
o    when the only activity during the quarter:
     o    is purchase of shares from reinvested dividends and/or capital gains;
     o    is a result of Dividend Relay;
     o    purchases under a Automatic Investment Plan;
     o    sales under a periodic withdrawal plan; and
     o    purchases or sales under an automatic exchange election.
o    used to fund certain individual retirement or individual pension plans.
o    established under a payroll deduction plan.

Signature Guarantees
Certain transactions require that your signature be guaranteed. If required, the signature(s) must be guaranteed by a commercial bank, trust company, credit union, savings and loan, national securities exchange member or brokerage firm. A signature guaranteed by a notary public or savings bank is not acceptable. Signature guarantees are required:
o    if you sell more than $100,000 from any one Fund;
o if a sales proceeds check is payable to other than the account shareholder(s), Principal Life Insurance Company or one of its affiliates;
o to make a Dividend Relay election from an account with joint owners to an account with only one owner or different joint owners;
o    to change ownership of an account;
o to add telephone transaction services, checkwriting and/or wire privileges to an existing account;
o to change bank account information designated under an existing telephone withdrawal plan;
o to have a sales proceeds check mailed to an address other than the address on the account or to the address on the account if it has been changed within the preceding month; and
o    to exchange more than $500,000 among the Principal Mutual Funds.

Minimum Account Balance
Generally, the Funds do not have a minimum required balance. Because of the disproportional high cost of maintaining small accounts, the Funds reserve the right to set a minimum and sell all shares in an account with a value of less than $300. The sales proceeds would then be mailed to you. These involuntary sales will not be triggered just by market conditions. If a Fund exercises this right, you will be notified that the redemption is going to be made. You will have 30 days to make an additional investment and bring your account up to the required minimum. The Funds reserve the right to increase the required minimum.

Special Plans
The Funds reserve the right to amend or terminate the special plans described in this prospectus. Such plans include automatic investment, dividend relay, periodic withdrawal, and waiver or reduction of sales charges for certain purchasers. You will be notified of any such action to the extent required by law.

Telephone Instructions
The Funds reserve the right to refuse telephone instructions. You are liable for a loss resulting from a fraudulent telephone instruction that we reasonably believe is genuine. We will use reasonable procedures to assure instructions are genuine. If the procedures are not followed, we may be liable for loss due to unauthorized or fraudulent transactions. The procedures include: recording all telephone instructions, requesting personal identification information (name, phone number, social security number, birth date, etc.) and sending written confirmation to the shareholder's address of record.

Financial Statements
You will receive an annual financial statement for the Funds, examined by the Funds' independent auditors, Ernst & Young LLP. That report is a part of this prospectus. You will also receive a semiannual financial statement which is unaudited. The following financial highlights are based on financial statements which were audited by Ernst & Young LLP.


Financial Highlights (will be filed by amendment)


Additional information about the Funds is available in the Statement of Additional Information dated March 1, 1999, and which is part of this prospectus. Information about the Funds' investments is also available in the Funds' annual and semiannual reports to shareholders. In the Funds' annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Funds' performance during its last fiscal year. The Statement of Additional Information and annual and semiannual reports can be obtained free of charge by writing or telephoning Princor Financial Services Corporation, P.O. Box 10423, Des Moines, IA 50306. Telephone 1-800-247-4123.

Information about the Funds can be reviewed and copied at the Securities and Exchange Commission's Public Reference Room in Washington, D.C. Information on the operation of the public reference room may be obtained by calling the Commission at 800-SEC-0330. Reports and other information about the Funds are available on the Commission's internet site at http://www.sec.gov. Copies of this information may be obtained, upon payment of a duplicating fee, by writing the Public Reference Section of the Commission, Washington, D.C. 20549-6009.

The U.S. Government does not insure or guarantee an investment in any of the Funds. There can be no assurance the Money Market Fund will be able to maintain a stable share price of $1.00 per share.

Shares of the Funds are not deposits or obligations of, or guaranteed or endorsed by, any financial institution, nor are shares of the Funds federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency.

     SEC FILE                DOMESTIC GROWTH-ORIENTED FUNDS

     811-05072               Principal Balanced Fund, Inc.
     811-06263               Principal Blue Chip Fund, Inc.
     811-01874               Principal Capital Value Fund, Inc.
     811-01873               Principal Growth Fund, Inc.
     811-                    Principal LargeCap Stock Index Fund, Inc.
     811-05171               Principal MidCap Fund, Inc.
     811-08379               Principal Real Estate Fund, Inc.
     811-08381               Principal SmallCap Fund, Inc.
     811-07266               Principal Utilities Fund, Inc.

                             INTERNATIONAL GROWTH-ORIENTED FUNDS

     811-08249               Principal International Emerging Markets Fund, Inc.
     811-03183               Principal International Fund, Inc.
     811-08251               Principal International SmallCap Fund, Inc.

                             INCOME-ORIENTED FUNDS

     811-05172               Principal Bond Fund, Inc.
     811-04226               Principal Government Securities Income Fund, Inc.
     811-05174               Principal High Yield Fund, Inc.
     811-07453               Principal Limited Term Bond Fund, Inc.

                             MONEY MARKET FUND

     811-03585               Principal Cash Management Fund, Inc.

                             PARTNERS FUNDS

     811-09567               Principal Partners Aggressive Growth Fund, Inc.
     811-                    Principal Partners LargeCap Growth Fund, Inc.
     811-                    Principal Partners MidCap Growth Fund, Inc.





                          Principal Balanced Fund, Inc.
                         Principal Blue Chip Fund, Inc.
                            Principal Bond Fund, Inc.
                       Principal Capital Value Fund, Inc.
                      Principal Cash Management Fund, Inc.
                   Principal Government Securities Fund, Inc.
                           Principal Growth Fund, Inc.
                         Principal High Yield Fund, Inc.
               Principal International Emerging Markets Fund, Inc.
                       Principal International Fund, Inc.
                   Principal International SmallCap Fund, Inc.
                    Principal LargeCap Stock Index Fund, Inc.
                     Principal Limited Term Bond Fund, Inc.
                           Principal MidCap Fund, Inc.
                 Principal Partners Aggressive Growth Fund, Inc.
                  Principal Partners LargeCap Growth Fund, Inc.
                   Principal Partners MidCap Growth Fund, Inc.
                        Principal Real Estate Fund, Inc.
                          Principal SmallCap Fund, Inc.
                      Principal Tax-Exempt Bond Fund, Inc.
                         Principal Utilities Fund, Inc.




                       Statement of Additional Information

                               dated March 1, 2000



This Statement of Additional Information is not a prospectus but is a part of the prospectuses for the Funds listed above. The most recent prospectuses dated March 1, 2000 and shareholder report are available without charge. Please call 1-800-247-4123 to request a copy. The prospectus for Class A, Class B and Class C shares of all funds may also be viewed on our web site at www.principal.com/funds.

                                TABLE OF CONTENTS

         Investment Policies and Restrictions of the Funds.................   3
         Growth-Oriented Funds.............................................   5
         Income-Oriented Funds ............................................  10
         Money Market Fund.................................................  14
         Funds' Investments................................................  15
         Management of the Fund............................................  26
         Manager and Sub-Advisors..........................................  31
         Cost of Manager's Services........................................  32
         Brokerage on Purchases and Sales of Securities....................  36
         How to Purchase Shares............................................  39
         Offering Price of Funds' Shares...................................  41
         Distribution Plan.................................................  48
         Determination of Net Asset Value of Funds' Shares ................  51
         Performance Calculation...........................................  52
         Tax Treatment of Funds, Dividends and Distributions  .............  58
         General Information and History...................................  60
         Financial Statements .............................................  60
         Appendix A........................................................  61


INVESTMENT POLICIES AND RESTRICTIONS OF THE FUNDS

The following information about the Principal Mutual Funds, a family of separately incorporated, open-end management investment companies, commonly called mutual funds, supplements the information provided in the Prospectuses under the caption "CERTAIN INVESTMENT STRATEGIES AND RELATED RISKS".

There are three categories of Principal Mutual Funds:

Growth-Oriented Funds which include:
o ten Funds which seek capital appreciation primarily through investments in equity securities (Capital Value Fund, Growth Fund, International Emerging Markets Fund, International Fund, International SmallCap Fund, MidCap Fund, Partners Aggressive Growth Fund, Partners LargeCap Growth Fund, Partners MidCap Growth Fund and SmallCap Fund);
o one Fund which seeks a total investment return including both capital appreciation and income through investments in equity and debt securities (Balanced Fund);
o one Fund which seeks growth of capital and growth of income primarily through investments in common stocks of well-capitalized, established companies (Blue Chip Fund);
o one Fund which seeks to generate total return by investing primarily in equity securities of companies principally engaged in the real estate industry (Real Estate Fund);
o one Fund which seeks to approximate the performance of the Standard & Poor's 500 Composite Stock Price Index (LargeCap Stock Index Fund); and
o one Fund which seeks current income and long-term growth of income and capital by investing primarily in equity and fixed-income securities of companies in the public utilities industry (Utilities Fund).

Income-Oriented Funds which include five funds which seek primarily a high level of income through investments in debt securities (Bond Fund, Government Securities Income Fund, High Yield Fund, Limited Term Bond Fund and Tax-Exempt Bond Fund).

Money Market Fund which seeks primarily a high level of income through investments in short-term debt securities (Cash Management Fund).

In seeking to achieve its investment objective, each Fund has adopted as matters of fundamental policy certain investment restrictions which cannot be changed without approval by the holders of the lesser of: (i) 67% of the Fund's shares present or represented at a shareholders' meeting at which the holders of more than 50% of such shares are present or represented by proxy; or (ii) more than 50% of the outstanding shares of the Fund. Similar shareholder approval is required to change the investment objective of each of the Funds. The following discussion provides for each Fund a statement of its investment objective, a description of its investment restrictions that are matters of fundamental policy and a description of any investment restrictions it may have adopted that are not matters of fundamental policy and may be changed without shareholder approval. For purposes of the investment restrictions, all percentage and rating limitations apply at the time of acquisition of a security, and any subsequent change in any applicable percentage resulting from market fluctuations or in a rating by a rating service will not require elimination of any security from the portfolio. Unless specifically identified as a matter of fundamental policy, each investment policy discussed in the Prospectuses or the Statement of Additional Information is not fundamental and may be changed by the respective Fund's Board of Directors.

The Table on the next page graphically illustrates each Fund's emphasis on producing current income or capital growth and the stability of the market value of the Fund's portfolio. These illustrations represent comparative relationships only with regard to the investment objectives sought by the Funds. Relative income, stability and growth may vary among the Funds with certain market conditions. The illustrations are not intended and should not be construed as projected relative performances of the Principal Mutual Funds.

INCOME-ORIENTED FUNDS

PRINCIPAL LIMITED TERM BOND FUND . . . for investors seeking a high level of current income combined with a relative high level of stability of principal by investing in fixed-income securities with maturities of 5 years or less.

PRINCIPAL GOVERNMENT SECURITIES INCOME FUND . . . for investors seeking a high level of current income, liquidity, and relative safety from a portfolio emphasizing GNMA securities.

PRINCIPAL BOND FUND . . . for investors seeking high current income from a portfolio of higher quality bonds.

PRINCIPAL TAX-EXEMPT BOND FUND . . . for investors seeking a high level of current income exempt from federal income tax, consistent with preservation of capital.

PRINCIPAL HIGH YIELD FUND . . . for investors seeking higher current income from a portfolio of lower or non-rated fixed-income securities.

MONEY MARKET FUND

PRINCIPAL CASH MANAGEMENT FUND . . . for investors seeking income, liquidity and the stability of money market securities.

GROWTH ORIENTED
INTERNATIONAL FUNDS

PRINCIPAL INTERNATIONAL FUND . . . for investors seeking growth from common stocks of companies domiciled in any of the major nations of the world.

PRINCIPAL INTERNATIONAL SMALLCAP FUND . . . for investors seeking long-term growth from equities from non-United States companies with relatively small market capitalization.

PRINCIPAL INTERNATIONAL EMERGING MARKETS FUND . . . for investors seeking long-term growth by investing in stocks of companies in emerging market countries.

GROWTH-ORIENTED DOMESTIC FUNDS

PRINCIPAL UTILITIES FUND . . . for investors seeking current income and long-term growth of income and capital from securities issued by public utilities companies.

PRINCIPAL REAL ESTATE FUND . . . for investors seeking long-term capital growth and current income from securities of companies primarily engaged in the real estate industry.

PRINCIPAL BALANCED FUND . . . for investors seeking total return from a flexible portfolio of common stocks, corporate bonds and money market securities.

PRINCIPAL BLUE CHIP FUND . . . for investors seeking growth of capital and growth of income from stocks of well capitalized, established companies.

PRINCIPAL CAPITAL VALUE FUND . . . for investors seeking long-term capital appreciation, with growth of income as a secondary objective.

PRINCIPAL GROWTH FUND . . . for investors seeking long-term growth opportunities from a common stock portfolio.

PRINCIPAL MIDCAP FUND . . . for investors seeking long-term capital growth from securities of emerging and other growth-oriented companies.

PRINCIPAL SMALLCAP FUND . . . for investors seeking long-term growth of capital from a portfolio of investment securities issued by companies domiciled in the United States with comparatively smaller market capitalization.

PRINCIPAL PARTNERS AGGRESSIVE GROWTH FUND . . . for investors seeking long-term capital appreciation from a portfolio of primarily equity securities.

* These illustrations represent comparative relationships only with regard to the investment objectives sought by the funds. Relative income, stability and growth may vary among the funds with certain market conditions. In no way should the illustrations be construed as projected relative performances of the Principal funds.

GROWTH-ORIENTED FUNDS

Investment Objectives

Principal Balanced Fund, Inc. ("Balanced Fund") seeks to generate a total investment return consisting of current income and capital appreciation while assuming reasonable risks in furtherance of the investment objective.

Principal Blue Chip Fund, Inc. ("Blue Chip Fund") seeks to achieve growth of capital and growth of income by investing primarily in common stocks of well capitalized, established companies.

Principal Capital Value Fund, Inc. ("Capital Value Fund") seeks to achieve primarily long-term capital appreciation and secondarily growth of investment income through the purchase primarily of common stocks, but the Fund may invest in other securities.

Principal Growth Fund, Inc. ("Growth Fund") seeks growth of capital through the purchase primarily of common stocks, but the Fund may invest in other securities.

Principal International Emerging Markets Fund, Inc. ("International Emerging Markets Fund") seeks to achieve long-term growth of capital by investing primarily in equity securities of issuers in emerging market countries.

Principal International Fund, Inc. ("International Fund") seeks long-term growth of capital by investing in a portfolio of equity securities of companies domiciled in any of the nations of the world.

Principal International SmallCap Fund, Inc. ("International SmallCap Fund") seeks to achieve long-term growth of capital by investing primarily in equity securities of non-United States companies with comparatively smaller market capitalizations.

Principal LargeCap Stock Index Fund, Inc. ("LargeCap Stock Index") seeks long-term growth of capital. The Fund attempts to mirror the investment results of the Standard & Poor's 500 Composite Stock Price Index.

Principal   MidCap  Fund,   Inc.   ("MidCap  Fund")  seeks  to  achieve  capital
appreciation by investing primarily in securities of emerging and other growth-oriented companies.

Principal Partners Aggressive Growth Fund, Inc. ("Partners Aggressive Growth Fund") seeks to provide long-term capital appreciation by investing primarily in equity securities.

Principal Partners LargeCap Growth Fund, Inc. ("Partners LargeCap Growth Fund") seeks long-term growth of capital by investing primarily in common stocks of larger capitalization domestic companies.

Principal Partners MidCap Growth Fund, Inc. ("Partners MidCap Growth Fund") seeks to provide long-term capital growth by investing primarily in medium capitalization U.S. companies with strong earnings growth potential.

Principal Real Estate Fund, Inc. ("Real Estate Fund") seeks to generate total return by investing primarily in equity securities of companies principally engaged in the real estate industry.

Principal SmallCap Fund, Inc. ("SmallCap Fund") seeks to achieve long-term growth of capital by investing primarily in equity securities of companies with comparatively smaller market capitalizations.

Principal Utilities Fund, Inc. ("Utilities Fund") seeks to provide high current income and long-term growth of income and capital. The Fund seeks to achieve its objective by investing primarily in equity and fixed income securities of companies in the public utilities industry.

Investment Restrictions

LargeCap Stock Index Fund, Partners Aggressive Growth Fund, Partners LargeCap Growth Fund and Partners MidCap Growth Fund

Each of the following numbered restrictions is a matter of fundamental policy and may not be changed without shareholder approval. The LargeCap Stock Index Fund, Partners Aggressive Growth Fund, Partners LargeCap Growth Fund and Partners MidCap Growth Fund each may not:

(1) Issue any senior securities as defined in the Investment Company Act of 1940, as amended. Purchasing and selling securities and futures contracts and options thereon and borrowing money in accordance with restrictions described below do not involve the issuance of a senior security.

(2) Invest in physical commodities or commodity contracts (other than foreign currencies), but it may purchase and sell financial futures contracts, options on such contracts, swaps and securities backed by physical commodities.

(3) Invest in real estate, although it may invest in securities that are secured by real estate and securities of issuers that invest or deal in real estate.

(4) Borrow money, except that it may (a) borrow from banks (as defined in the Investment Company Act of 1940, as amended) or other financial institutions or through reverse repurchase agreements in amounts up to 33 1/3% of its total assets (including the amount borrowed); (b) to the extent permitted by applicable law, borrow up to an additional 5% of its total assets for temporary purposes; (c) obtain short-term credits as may be necessary for the clearance of purchases and sales of portfolio securities; and (d) purchase securities on margin to the extent permitted by applicable law (the deposit or payment of margin in connection with transactions in options and financial futures contracts is not considered purchase of securities on margin).

(5) Make loans, except that the Fund may (a) purchase and hold debt obligations in accordance with its investment objective and policies; (b) enter into repurchase agreements; and (c) lend its portfolio securities without limitation against collateral (consisting of cash or securities issued or guaranteed by the United States Government or its agencies or instrumentalities) equal at all times to not less than 100% of the value of the securities loaned. This limit does not apply to purchases of debt securities or commercial paper.

(6) Invest more than 5% of its total assets in the securities of any one issuer (other than obligations issued or guaranteed by the United States Government or its agencies or instrumentalities) or purchase more than 10% of the outstanding voting securities of any one issuer, except that this limitation shall apply only with respect to 75% of the total assets of the Fund. This restriction does not apply to the Partners LargeCap Growth Fund.

(7) Act as an underwriter of securities, except to the extent that the Fund may be deemed to be an underwriter in connection with the sale of securities held in its portfolio.

(8) Concentrate its investments in any particular industry, except that the Fund may invest up to 25% of the value of its total assets in a single industry, provided that, when the Fund has adopted a temporary defensive posture, there shall be no limitation on the purchase of obligations issued or guaranteed by the United States Government or its agencies or instrumentalities. This restriction applies to the LargeCap Stock Index Fund except to the extent that the Standard & Poor's Stock Index also is so concentrated.

(9) Sell securities short (except where the Fund holds or has the right to obtain at no added cost a long position in the securities sold that equals or exceeds the securities sold short).

Each of these Funds has also adopted the following restrictions that are not fundamental policies and that may be changed without shareholder approval. It is contrary to each Fund's present policy to:

(1) Invest more than 15% of its net assets in illiquid securities and in repurchase agreements maturing in more than seven days except to the extent permitted by applicable law.

(2) Pledge, mortgage or hypothecate its assets, except to secure permitted borrowings. The deposit of underlying securities and other assets in escrow and other collateral arrangements in connection with transactions in put or call options, futures contracts and options on futures contracts are not deemed to be pledges or other encumbrances.

(3) Invest in companies for the purpose of exercising control or management.

(4) Invest more than 25% (10% for the LargeCap Stock Index and Partners MidCap Growth Funds) of its total assets in securities of foreign issuers.

(5) Enter into (a) any futures contracts and related options for non-bona fide hedging purposes within the meaning of Commodity Futures Trading Commission
     (CFTC) regulations if the aggregate initial margin and premiums required to establish such positions will exceed 5% of the fair market value of the Fund's net assets, after taking into account unrealized profits and unrealized losses on any such contracts it has entered into; and (b) any futures contracts if the aggregate amount of such Fund's commitments under outstanding futures contracts positions would exceed the market value of its total assets.

(6) Invest more than 5% of its total assets in real estate limited partnership interests or real estate investment trusts. This restriction does not apply to the Partners MidCap Growth Fund.

(7) Acquire securities of other investment companies, except as permitted by the Investment Company Act of 1940, as amended, or any rule, order or interpretation thereunder, or in connection with a merger, consolidation, reorganization, acquisition of assets or an offer of exchange. The Fund may purchase securities of closed-end investment companies in the open market where no underwriter or dealer's commission or profit, other than a customary broker's commission, is involved.

Balanced   Fund,   Blue  Chip  Fund,   International   Emerging   Markets  Fund,
International Fund, International SmallCap Fund, MidCap Fund, Real Estate Fund, SmallCap Fund and Utilities Fund

Each of the following numbered restrictions is a matter of fundamental policy and may not be changed without shareholder approval. The Balanced Fund, Blue Chip Fund, International Fund, International Emerging Markets Fund, International SmallCap Fund, MidCap Fund, Real Estate Fund, SmallCap Fund and Utilities Fund each may not:

(1) Issue any senior securities as defined in the Investment Company Act of 1940. Purchasing and selling securities and futures contracts and options thereon and borrowing money in accordance with restrictions described below do not involve the issuance of a senior security.

(2) Purchase or retain in its portfolio securities of any issuer if those officers or directors of the Fund or its Manager owning beneficially more than one-half of 1% (0.5%) of the securities of the issuer together own beneficially more than 5% of such securities.

(3) Invest in commodities or commodity contracts, but it may purchase and sell financial futures contracts and options on such contracts.

(4) Invest in real estate, although it may invest in securities which are secured by real estate and securities of issuers which invest or deal in real estate.

(5) Borrow money, except for temporary or emergency purposes, in an amount not to exceed 5% of the value of the Fund's total assets at the time of the borrowing.

(6) Make loans, except that the Fund may (i) purchase and hold debt obligations in accordance with its investment objective and policies, (ii) enter into repurchase agreements, and (iii) lend its portfolio securities without limitation against collateral (consisting of cash or securities issued or guaranteed by the United States Government or its agencies or instrumentalities) equal at all times to not less than 100% of the value of the securities loaned.

(7) Invest more than 5% of its total assets in the securities of any one issuer (other than obligations issued or guaranteed by the United States Government or its agencies or instrumentalities) or purchase more than 10% of the outstanding voting securities of any one issuer, except that these limitations shall apply only with respect to 75% of the Fund's total assets.

(8) Act as an underwriter of securities, except to the extent the Fund may be deemed to be an underwriter in connection with the sale of securities held in its portfolio.

(9) Concentrate its investments in any particular industry or industries, except that:
     (a) the Utilities Fund may not invest less than 25% of its total assets in securities of companies in the public utilities industry,
     (b) the Balanced Fund, Blue Chip Fund, International Emerging Markets Fund, International Fund, International SmallCap Fund, MidCap Fund and SmallCap Fund each may invest not more than 25% of the value of its total assets in a single industry, and
     (c) the Real Estate Fund may not invest less than 25% of its total assets in securities of companies in the real estate industry.

(10) Sell securities short (except where the Fund holds or has the right to obtain at no added cost a long position in the securities sold that equals or exceeds the securities sold short) or purchase any securities on margin, except it may obtain such short-term credits as are necessary for the clearance of transactions. The deposit or payment of margin in connection with transactions in options and financial futures contracts is not considered the purchase of securities on margin.

(11) Invest in interests in oil, gas or other mineral exploration or development programs, although the Fund may invest in securities of issuers which invest in or sponsor such programs.

Each of these Funds has also adopted the following restrictions which are not fundamental policies and may be changed without shareholder approval. It is contrary to each Fund's present policy to:

(1) Invest more than 15% of its total assets in securities not readily marketable and in repurchase agreements maturing in more than seven days. The value of any options purchased in the Over-the-Counter market are included as part of this 15% limitation.

(2) Purchase warrants in excess of 5% of its total assets, of which 2% may be invested in warrants that are not listed on the New York or American Stock Exchange. The 2% limitation for the International Fund also includes warrants not listed on the Toronto Stock Exchange. The 2% limitation for the International Emerging Markets Fund and International SmallCap Fund also includes warrants not listed on the Toronto Stock Exchange and the Chicago Board Options Exchange.

(3) Purchase securities of any issuer having less than three years' continuous operation (including operations of any predecessors) if such purchase would cause the value of the Fund's investments in all such issuers to exceed 5% of the value of its total assets.

(4) Pledge, mortgage or hypothecate its assets, except to secure permitted borrowings. The deposit of underlying securities and other assets in escrow and other collateral arrangements in connection with transactions in put and call options, futures contracts and options on futures contracts are not deemed to be pledges or other encumbrances.

(5)  Invest in companies for the purpose of exercising control or management.

(6) Invest more than 5% of its total assets in the purchase of covered spread options and the purchase of put and call options on securities, securities indices and financial futures contracts. Options on financial futures contracts and options on securities indices will be used solely for hedging purposes; not for speculation.

(7) Invest more than 5% of its assets in initial margin and premiums on financial futures contracts and options on such contracts.

(8)  Invest in arbitrage transactions.

(9) Invest in real estate limited partnership interests except that this restriction shall not apply to the Real Estate Fund.

(10) Invest in mineral leases.

The Balanced Fund, Blue Chip Fund, MidCap Fund, SmallCap Fund and Utilities Fund have also adopted a restriction, which is not a fundamental policy and may be changed without shareholder approval, that each such Fund may not invest more than 20% of its total assets in securities of foreign issuers.

The Real Estate Fund has adopted a restriction, which is not a fundamental policy and may be changed without shareholder approval, that the Fund may not invest more than 25% of its total assets in securities of foreign issuers.

The Balanced Fund, Blue Chip Fund, International Emerging Markets Fund, International Fund, International SmallCap Fund, MidCap Fund, SmallCap Fund and Utilities Fund have also adopted a restriction, which is not a fundamental policy and may be changed without shareholder approval, that each Fund may not invest more than 10% of its assets in securities of other investment companies, invest more than 5% of its total assets in the securities of any one investment company or acquire more than 3% of the outstanding voting securities of any one investment company except in connection with a merger, consolidation or plan of reorganization and the Funds may purchase securities of closed-end companies in the open market where no underwriter or dealer's commission or profit, other than a customary broker's commission, is involved.

The Utilities Fund has also adopted a restriction, which is not a fundamental policy and may be changed without shareholder approval, that the Fund may not own more than 5% of the outstanding voting securities of more than one public utility company as defined by the Public Utility Holding Company Act of 1935.

Capital Value Fund and Growth Fund

Each of the following numbered restrictions is a matter of fundamental policy and may not be changed without shareholder approval. The Capital Value Fund and Growth Fund each may not:

(1) Concentrate its investments in any one industry. No more than 25% of the value of its total assets will be invested in any one industry.

(2) Purchase the securities of any issuer if the purchase will cause more than 5% of the value of its total assets to be invested in the securities of any one issuer (except U.S. Government securities).

(3) Purchase the securities of any issuer if the purchase will cause more than 10% of the voting securities, or any other class of securities of the issuer, to be held by the Fund.

(4) Underwrite securities of other issuers, except that the Fund may acquire portfolio securities under circumstances where if sold the Fund might be deemed an underwriter for purposes of the Securities Act of 1933.

(5) Purchase securities of any company with a record of less than three years' continuous operation (including that of predecessors) if the purchase would cause the value of the Fund's aggregate investments in all such companies to exceed 5% of the Fund's total assets.

(6) Engage in the purchase and sale of illiquid interests in real estate. For this purpose, readily marketable interests in real estate investment trusts are not interests in real estate.

(7) Invest in commodities or commodity contracts, but it may purchase and sell financial futures contracts and options on such contracts.

(8) Purchase or retain in its portfolio securities of any issuer if those officers and directors of the Fund or its Manager owning beneficially more than one-half of one percent (0.5%) of the securities of the issuer together own beneficially more than 5% of such securities.

(9) Purchase securities on margin, except it may obtain such short-term credits as are necessary for the clearance of transactions. The Fund may not sell securities short (except where the Fund holds or has the right to obtain at no added cost a long position in the securities sold that equals or exceeds the securities sold short). The deposit or payment of margin in connection with transactions in options and financial futures contracts is not considered the purchase of securities on margin. The Fund will not issue or acquire put and call options.

(10) Invest more than 5% of its assets at the time of purchase in rights and warrants (other than those that have been acquired in units or attached to other securities).

(11) Invest more than 20% of its total assets in securities of foreign issuers. In addition:

(12) The Fund may not make loans, except that the Fund may (i) purchase and hold debt obligations in accordance with its investment objective and policies,
     (ii) enter into repurchase agreements, and (iii) lend its portfolio securities without limitation against collateral (consisting of cash or securities issued or guaranteed by the United States Government or its agencies or instrumentalities) equal at all times to not less than 100% or the value of the securities loaned.

(13) The Fund does not propose to borrow money except for temporary or emergency purposes from banks in an amount not to exceed the lesser of (i) 5% of the value of the Fund's assets, less liabilities other than such borrowings, or
     (ii) 10% of the Fund's assets taken at cost at the time such borrowing is made. The Fund may not pledge, mortgage, or hypothecate its assets (at value) to an extent greater than 15% of the gross assets taken at cost. The deposit of underlying securities and other assets in escrow and other collateral arrangements in connection with transactions in put and call options, futures contracts and options on futures contracts are not deemed to be pledges or other encumbrances.

Each of these Funds has also adopted the following restrictions which are not fundamental policies and may be changed without shareholder approval, each Fund may not:

(1)  Invest in companies for the purpose of exercising control or management.

(2) Purchase warrants in excess of 5% of its total assets, of which 2% may be invested in warrants that are not listed on the New York or American Stock Exchange.

(3) Invest more than 15% of its total assets in securities not readily marketable and in repurchase agreements maturing in more than seven days.

(4)  Invest in real estate limited partnership interests.

(5)  Invest  in  interests  in  oil,  gas,  or  other  mineral   exploration  or
     development programs, but the Fund may purchase and sell securities of companies which invest or deal in such interests.

(6) Invest more than 10% of its assets in securities of other investment companies, invest more than 5% of its total assets in the securities of any one investment company, or acquire more than 3% of the outstanding voting securities of any one investment company except in connect with a merger, consolidation or plan of reorganization.

(7) Invest more than 5% of its total assets in the purchase of covered spread options and the purchase of put and call options on securities, securities indices and financial futures contracts. Options on financial futures contracts and options on securities indices will be used solely for hedging purposes, not for speculation.

(8) Invest more than 5% of its assets in initial margin and premiums on financial futures contracts and options on such contracts.

INCOME-ORIENTED FUNDS

Investment Objectives

Principal Bond Fund, Inc. ("Bond Fund") seeks to provide as high a level of income as is consistent with preservation of capital and prudent investment risk.

Principal Government Securities Income Fund, Inc. ("Government Securities Income Fund") seeks a high level of current income, liquidity and safety of principal by purchasing obligations issued or guaranteed by the United States Government or its agencies, with emphasis on Government National Mortgage Association Certificates ("GNMA Certificates"). The guarantee by the United States Government extends only to principal and interest. There are certain risks unique to GNMA Certificates.

Principal High Yield Fund, Inc. ("High Yield Fund") seeks high current income primarily by purchasing high yielding, lower or non-rated fixed income securities which are believed to not involve undue risk to income or principal. Capital growth is a secondary objective when consistent with the objective of high current income.

Principal Limited Term Bond Fund, Inc. ("Limited Term Bond Fund") seeks a high level of current income consistent with a relatively high level of principal stability by investing in a portfolio of securities with a dollar weighted average maturity of five years or less.

Principal Tax-Exempt Bond Fund, Inc. ("Tax-Exempt Bond Fund") seeks as high a level of current income exempt from federal income tax as is consistent with preservation of capital. The Fund seeks to achieve its objective primarily through the purchase of investment grade quality, tax-exempt fixed income obligations.

Investment Restrictions

Bond Fund, High Yield Fund and Limited Term Bond Fund

Each of the following numbered restrictions is a matter of fundamental policy and may not be changed without shareholder approval. The Bond Fund, High Yield Fund and Limited Term Bond Fund each may not:

(1) Issue any senior securities as defined in the Investment Company Act of 1940. Purchasing and selling securities and futures contracts and options thereon and borrowing money in accordance with restrictions described below do not involve the issuance of a senior security.

(2) Purchase or retain in its portfolio securities of any issuer if those officers or directors of the fund or its Manager owning beneficially more than one-half of 1% (0.5%) of the securities of the issuer together own beneficially more than 5% of such securities.

(3) Invest in commodities or commodity contracts, but it may purchase and sell financial futures contracts and options on such contracts.

(4) Invest in real estate, although it may invest in securities which are secured by real estate and securities of issuers which invest or deal in real estate.

(5) Borrow money, except for temporary or emergency purposes, in an amount not to exceed 5% of the value of the Fund's total assets at the time of the borrowing.

(6) Make loans, except that the Fund may (i) purchase and hold debt obligations in accordance with its investment objective and policies, (ii) enter into repurchase agreements, and (iii) lend its portfolio securities without limitation against collateral (consisting of cash or securities issued or guaranteed by the United States Government or its agencies or instrumentalities) equal at all times to not less than 100% of the value of the securities loaned.

(7) Invest more than 5% of its total assets in the securities of any one issuer (other than obligations issued or guaranteed by the United States Government or its agencies or instrumentalities) or purchase more than 10% of the outstanding voting securities of any one issuer, except that these limitations shall apply only with respect to 75% of the Fund's total assets.

(8) Act as an underwriter of securities, except to the extent the Fund may be deemed to be an underwriter in connection with the sale of securities held in its portfolio.

(9) Concentrate its investments in any particular industry or industries, except that the Fund may invest not more than 25% of the value of its total assets in a single industry.

(10) Sell securities short (except where the Fund holds or has the right to obtain at no added cost a long position in the securities sold that equals or exceeds the securities sold short) or purchase any securities on margin, except it may obtain such short-term credits as are necessary for the clearance of transactions. The deposit or payment of margin in connection with transactions in options and financial futures contracts is not considered the purchase of securities on margin.

(11) Invest in interests in oil, gas or other mineral exploration or development programs, although the Fund may invest in securities of issuers which invest in or sponsor such programs.

Each of these Funds has also adopted the following restrictions which are not fundamental policies and may be changed without shareholder approval. It is contrary to each Fund's present policy to:

(1) Invest more than 15% of its total assets in securities not readily marketable and in repurchase agreements maturing in more than seven days. The value of any options purchased in the Over-the-Counter market are included as part of this 15% limitation.

(2) Purchase warrants in excess of 5% of its total assets, of which 2% may be invested in warrants that are not listed on the New York or American Stock Exchange.

(3) Purchase securities of any issuer having less than three years' continuous operation (including operations of any predecessors) if such purchase would cause the value of the Fund's investments in all such issuers to exceed 5% of the value of its total assets.

(4) Purchase securities of other investment companies except in connection with a merger, consolidation, or plan of reorganization or by purchase in the open market of securities of closed-end companies where no underwriter or dealer's commission or profit, other than a customary broker's commission, is involved, and if immediately thereafter not more than 10% of the value of the Fund's total assets would be invested in such securities.

(5) Pledge, mortgage or hypothecate its assets, except to secure permitted borrowings. The deposit of underlying securities and other assets in escrow and other collateral arrangements in connection with transactions in put and call options, futures contracts and options on futures contracts are not deemed to be pledges or other encumbrances.

(6)  Invest in companies for the purpose of exercising control or management.

(7)  Invest more than 20% of its total assets in securities of foreign issuers.

(8) Invest more than 5% of its total assets in the purchase of covered spread options and the purchase of put and call options on securities, securities indices and financial futures contracts. Options on financial futures contracts and options on securities indices will be used solely for hedging purposes; not for speculation.

(9) Invest more than 5% of its assets in initial margin and premiums on financial futures contracts and options on such contracts.

(10) Invest in arbitrage transactions.

(11) Invest in real estate limited partnership interests.

Government Securities Income Fund

Each of the following numbered restrictions is a matter of fundamental policy and may not be changed without shareholder approval. The Government Securities Income Fund may not:

(1)  Issue any senior securities.

(2) Purchase any securities other than obligations issued or guaranteed by the United States Government or its agencies or instrumentalities, except that the Fund may maintain reasonable amounts in cash or commercial paper or purchase short-term debt securities not issued or guaranteed by the United States Government or its agencies or instrumentalities for daily cash management purposes or pending selection of particular long-term investments. There is no limit on the amount of its assets which may be invested in the securities of any one issuer of obligations issued by the United States Government or its agencies or instrumentalities.

(3)  Act as an underwriter  of securities,  except to the extent the Fund may be
     deemed  to  be  an  underwriter  in  connection   with  the  sale  of  GNMA
     certificates held in its portfolio.

(4) Engage in the purchase and sale of interests in real estate, including interests in real estate investment trusts (although it will invest in securities secured by real estate or interests therein, such as mortgage-backed securities) or invest in commodities or commodity contracts, oil and gas interests, or mineral exploration or development programs.

(5) Purchase or retain in its portfolio securities of any issuer if those officers and directors of the Fund or its Manager owning beneficially more than one-half of 1% (0.5%) of the securities of the issuer together own beneficially more than 5% of such securities.

(6) Sell securities short or purchase any securities on margin, except it may obtain such short-term credits as are necessary for the clearance of transactions. The deposit or payment of margin in connection with transactions in options and financial futures contracts is not considered the purchase of securities on margin.

(7)  Invest in companies for the purpose of exercising control or management.

(8) Make loans, except that the Fund may purchase or hold debt obligations in accordance with the investment restrictions set forth in paragraph (2) and may enter into repurchase agreements for such securities, and may lend its portfolio securities without limitation against collateral consisting of cash, or securities issued or guaranteed by the United States Government or its agencies or instrumentalities, which is equal at all times to 100% of the value of the securities loaned.

(9) Borrow money, except for temporary or emergency purposes, in an amount not to exceed 5% of the value of the Fund's total assets.

(10) Enter into repurchase agreements maturing in more than seven days if, as a result, thereof, more than 10% of the Fund's total assets would be invested in such repurchase agreements and other assets without readily available market quotations.

(11) Invest more than 5% of its total assets in the purchase of covered spread options and the purchase of put and call options on securities, securities indices and financial futures contracts.

(12) Invest more than 5% of its assets in initial margin and premiums on financial futures contracts and options on such contracts.

The Fund has also adopted the following restrictions which are not fundamental policies and may be changed without shareholder approval. It is contrary to the Fund's current policy to:

(1) Invest more than 15% of its total assets in securities not readily marketable and in repurchase agreements maturing in more than seven days. The value of any options purchased in the Over-the-Counter market are included as part of this 15% limitation.

(2) Pledge, mortgage or hypothecate its assets, except to secure permitted borrowings. The deposit of underlying securities and other assets in escrow and other collateral arrangements in connection with transactions in put and call options, futures contracts and options on futures contracts are not deemed to be pledges or other encumbrances.

(3)  Invest in real estate limited partnership interests.

(4) Invest more than 10% of its assets in securities of other investment companies, invest more than 5% of its total assets in the securities of any one investment company, or acquire more than 3% of the outstanding voting securities of any one investment company except in connection with a merger, consolidation or plan of reorganization.

Tax-Exempt Bond Fund

Each of the following numbered restrictions is a matter of fundamental policy and may not be changed without shareholder approval. The Tax-Exempt Bond Fund may not:

(1) Issue any senior securities as defined in the Act except insofar as the Fund may be deemed to have issued a senior security by reason of: (a) purchasing any securities on a when-issued or delayed delivery basis; or
     (b) borrowing money in accordance with restrictions described below.

(2) Purchase any securities other than Municipal Obligations and Taxable Investments as defined in the Prospectus and Statement of Additional Information.

(3) Act as an underwriter of securities, except to the extent the Fund may be deemed to be an underwriter in connection with the sale of securities held in its portfolio.

(4) Invest more than 10% of its assets in securities of other investment companies, invest more than 5% of its total assets in the securities of any one investment company, or acquire more than 3% of the outstanding voting securities of any one investment company except in connection with a merger, consolidation or plan of reorganization.

(5) Purchase or retain in its portfolio securities of any issuer if those officers and directors of the Fund or its Manager owning more than one-half of 1% (0.5%) of the securities of the issuer together own beneficially more than 5% of such securities.

(6)  Invest in companies for the purpose of exercising control or management.

(7)  Invest more than:
     (a) Invest more than 5% of its total assets in the securities of any one issuer (other than obligations issued or guaranteed by the United States Government or its agencies or instrumentalities) or purchase more than 10% of the outstanding voting securities of any one issuer, except that these limitations shall apply only with respect to 75% of the Fund's total assets.
     (b) 15% of its total assets in securities that are not readily marketable and in repurchase agreements maturing in more than seven days.

(8) Invest in real estate, although it may invest in securities which are secured by real estate and securities of issuers which invest or deal in real estate.

(9)  Invest in commodities or commodity futures contracts.

(10) Write, purchase or sell puts, calls or combinations thereof.

(11) Invest in interests in oil, gas or other mineral exploration or development programs, although it may invest in securities of issuers which invest in or sponsor such programs.

(12) Make short sales of securities.

(13) Purchase any securities on margin, except it may obtain such short-term credits as are necessary for the clearance of transactions.

(14) Make loans, except that the Fund may purchase and hold debt obligations in accordance with its investment objective and policies, enter into repurchase agreements, and may lend its portfolio securities without limitation against collateral, consisting of cash or securities issued or guaranteed by the United States Government or its agencies or instrumentalities, which is equal at all times to 100% of the value of the securities loaned.

(15) Borrow money, except for temporary or emergency purposes from banks in an amount not to exceed 5% of the value of the Fund's total assets at the time the loan is made.

(16) Pledge, mortgage or hypothecate its assets, except to secure permitted borrowings.

The Fund has also adopted the following restriction which is not fundamental and may be changed without shareholder approval. It is contrary to the Fund's current policy to invest in real estate limited partnership interests.

The identification of the issuer of a Municipal Obligation depends on the terms and conditions of the security. When the assets and revenues of an agency, authority, instrumentality or other political subdivision are separate from those of the government creating the subdivision and the security is backed only by the assets and revenues of the subdivision, the subdivision is deemed the sole issuer. Similarly, in the case of an industrial development bond, if that bond is backed only by the assets and revenues of the non-governmental user, then such non-governmental user is deemed the sole issuer. If, in either case, the creating government or some other entity guarantees a security, the guarantee is considered a separate security and is treated as an issue of such government or other entity. However, that guarantee is not deemed a security issued by the guarantor if the value of all securities issued or guaranteed by the guarantor and owned by the Fund does not exceed 10% of the value of the Fund's total assets.

The Fund may invest without limit in debt obligations of issuers located in the same state and in debt obligations which are repayable out of revenue sources generated from economically related projects or facilities. Sizable investments in such obligations could increase the risk to the Fund since an economic, business or political development or change affecting one security could also affect others. The Fund may also invest without limit in industrial development bonds, but it will not invest more than 20% of its total assets in any Municipal Obligation the interest on which is treated as a tax preference item for purposes of the federal alternative minimum tax.

MONEY MARKET FUND

Investment Objectives

Principal Cash Management Fund, Inc. ("Cash Management Fund") seeks as high a level of income available from short-term securities as is considered consistent with preservation of principal and maintenance of liquidity by investing in a portfolio of money market instruments.

Investment Restrictions

Cash Management Fund

Each of the following numbered restrictions is a matter of fundamental policy and may not be changed without shareholder approval. The Cash Management Fund may not:

(1) Concentrate its investments in any one industry. No more than 25% of the value of its total assets will be invested in securities of issuers having their principal activities in any one industry, other than securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities, or obligations of domestic branches of U.S. banks and savings institutions. (See "Bank Obligations").

(2) Purchase the securities of any issuer if the purchase will cause more than 5% of the value of its total assets to be invested in the securities of any one issuer (except securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities).

(3) Purchase the securities of any issuer if the purchase will cause more than 10% of the outstanding voting securities of the issuer to be held by the Fund (other than securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities).

(4) Act as an underwriter except to the extent that, in connection with the disposition of portfolio securities, it may be deemed to be an underwriter under the federal securities laws.

(5) Purchase securities of any company with a record of less than 3 years continuous operation (including that of predecessors) if the purchase would cause the value of the Fund's aggregate investments in all such companies to exceed 5% of the value of the Fund's total assets.

(6) Engage in the purchase and sale of illiquid interests in real estate, including interests in real estate investment trusts (although it may invest in securities secured by real estate or interests therein) or invest in commodities or commodity contracts, oil and gas interests, or mineral exploration or development programs.

(7) Purchase securities of other investment companies except in connection with a merger, consolidation, or plan of reorganization.

(8) Purchase or retain in its portfolio securities of any issuer if those officers and directors of the Fund or its Manager owning beneficially more than one-half of 1% (0.5%) of the securities of the issuer together own beneficially more than 5% of such securities.

(9) Purchase securities on margin, except it may obtain such short-term credits as are necessary for the clearance of transactions. The Fund will not effect a short sale of any security. The Fund will not issue or acquire put and call options, straddles or spreads or any combination thereof.

(10) Invest in companies for the purpose of exercising control or management.

(11) The Fund may not make loans, except that the Fund may (i) purchase and hold debt obligations in accordance with its investment objective and policies,
     (ii) enter into repurchase agreements, and (iii) lend its portfolio securities without limitation against collateral (consisting of cash or securities issued or guaranteed by the United States Government or its agencies or instrumentalities) equal at all times to not less than 100% or the value of the securities loaned.

(12) Borrow money except from banks for temporary or emergency purposes, including the meeting of redemption requests which might otherwise require the untimely disposition of securities, in an amount not to exceed the lesser of (i) 5% of the value of the Fund's assets, or (ii) 10% of the value of the Fund's net assets taken at cost at the time such borrowing is made. The Fund will not issue senior securities except in connection with such borrowings. The Fund may not pledge, mortgage, or hypothecate its assets (at value) to an extent greater than 10% of the net assets.

(13) Invest in time deposits maturing in more than seven days; time deposits maturing from two business days through seven calendar days may not exceed 10% of the value of the Fund's total assets.

(14) Invest more than 10% of its total assets in securities not readily marketable and in repurchase agreements maturing in more than seven days.

The Fund has also adopted the following restriction which is not fundamental and may be changed without shareholder approval. It is contrary to the Fund's current policy to:

(1)  Invest in real estate limited partnership interests.

FUNDS' INVESTMENTS

The following  information  supplements the discussion of the Funds'  investment
objectives  and  policies  in  the  Prospectuses   under  the  caption  "CERTAIN
INVESTMENT STRATEGIES AND RELATED RISKS."

Selections of equity securities for the Funds (except the LargeCap Stock Index, Partners Aggressive Growth, Partners LargeCap Growth and Partners MidCap Growth Funds) are made based on an approach described broadly as "top-down" fundamental analysis. Three basic steps are involved in this analysis.

o First is the continuing study of basic economic factors in an effort to conclude what the future general economic climate is likely to be over the next one to two years.
o Second, given some conviction as to the likely economic climate, the Manager or Sub-Advisor attempts to identify the prospects for the major industrial, commercial and financial segments of the economy. By looking at such factors as demand for products, capacity to produce, operating costs, pricing structure, marketing techniques, adequacy of raw materials and components, domestic and foreign competition, and research productivity, the Manager or Sub-Advisor evaluates the prospects for each industry for the near and intermediate term.
o Finally, determinations are made regarding earnings prospects for individual companies within each industry by considering the same types of factors described above. These earnings prospects are evaluated in relation to the current price of the securities of each company.

In selecting securities for the Partners Aggressive Growth Fund and the Partners LargeCap Growth Fund, the Sub-Advisors, Morgan Stanley Asset Management ("Morgan Stanley") and Duncan-Hurst Capital Management, Inc. ("Duncan-Hurst"), respectively, follow a flexible investment program in looking for companies with above average capital appreciation potential. The Sub-Advisor focuses on companies with consistent or rising earnings growth records and compelling business strategies. The Sub-Advisor continually and rigorously studies company developments, including business strategy, management focus and financial results, to identify companies with earnings growth and business momentum. In addition, the Sub-Advisor closely monitors analysts' expectations to identify issuers that have the potential for positive earnings surprises versus consensus expectations. Valuation is of secondary importance and is viewed in the context of prospects for sustainable earnings growth and the potential for positive earnings surprises in relation to consensus expectations.

The Sub-Advisor for the Partners MidCap Growth Fund, Turner Investment Partners, Inc. ("Turner"), selects securities that it believes to have strong earnings growth potential. Turner seeks to purchase securities that are well diversified across economic sectors and to maintain sector concentrations that approximate the economic sector weightings comprising the Russell Midcap Growth Index (or such other appropriate index selected by Turner). Any remaining assets may be invested in securities issued by smaller capitalization companies and larger capitalization companies, warrants and rights to purchase common stocks, and it may invest to 10% of its total assets in ADRs. Turner will only purchase securities that are traded on registered exchanges or the over-the-counter market in the United States.

The Sub-Advisor for the LargeCap Stock Index Fund, Invista Capital Management, LLC ("Invista"), allocates Fund assets in approximately the same weightings as the S&P 500. Invista may omit or remove any S&P 500 stocks from the Fund if it determines that the stock is not sufficiently liquid. In addition, Invista may exclude or remove a stock from the Fund if extraordinary events or financial conditions lead it to believe that such stock should not be a part of the Fund's assets. Fund assets may be invested in futures and options.

Restricted Securities

Each of the Funds has adopted investment restrictions that limit its investments in restricted securities or other illiquid securities to 15% (10% for the Government Securities Income Fund and the Money Market Fund) of its assets. The Board of Directors of each of the Growth-Oriented and Income-Oriented Funds has adopted procedures to determine the liquidity of Rule 4(2) short-term paper and of restricted securities under Rule 144A. Securities determined to be liquid under these procedures are excluded from the preceding investment restriction.

Generally, restricted securities are not readily marketable because they are subject to legal or contractual restrictions upon resale. They are sold only in a public offering with an effective registration statement or in a transaction which is exempt from the registration requirements of the Securities Act of 1933. When registration is required, a Fund may be obligated to pay all or part of the registration expenses and a considerable period may elapse between the time of the decision to sell and the time the Fund may be permitted to sell a security. If, during such a period, adverse market conditions were to develop, the Fund might obtain a less favorable price than existed when it decided to sell. Restricted securities and other securities not readily marketable are priced at fair value as determined in good faith by or under the direction of the Board of Directors.

Foreign Securities

Each of the following Funds may invest in foreign securities to the indicated percentage of its assets:

o International, International Emerging Markets and International SmallCap Funds - 100%;
o    Partners Aggressive Growth,  Partners LargeCap Growth and Real Estate Funds
     - 25%;
o Balanced, Blue Chip, Bond, Capital Value, Growth, High Yield, Limited Term Bond, MidCap, SmallCap and Utilities Funds - 20%;
o    LargeCap Stock Index and Partners MidCap Growth Funds - 10%.

Debt securities issued in the United States pursuant to a registration statement filed with the Securities and Exchange Commission are not treated as foreign securities for purposes of these limitations.

Investment in foreign securities presents certain risks including: fluctuations in currency exchange rates, revaluation of currencies, the imposition of foreign taxes, future political and economic developments including war, expropriations, nationalization, the possible imposition of currency exchange controls and other foreign governmental laws or restrictions. In addition, there may be reduced availability of public information concerning issuers compared to domestic issuers. Foreign issuers are not generally subject to uniform accounting, auditing and financial reporting standards or to other regulatory practices and requirements that apply to domestic issuers. Transactions in foreign securities may be subject to higher costs. Each Fund's investment in foreign securities may also result in higher custodial costs and the costs associated with currency conversions.

Securities of many foreign issuers may be less liquid and their prices more volatile than those of comparable domestic issuers. Foreign securities markets, particularly those in emerging market countries, are known to experience long delays between the trade and settlement dates of securities purchased and sold. Such delays may result in a lack of liquidity and greater volatility in the price of securities on those markets. As a result of these factors, the Boards of Directors of the Funds have adopted Daily Pricing and Valuation Procedures for the Funds which set forth the steps to be followed by the Manager and Sub-Advisor to establish a reliable market or fair value if a reliable market value is not available through normal market quotations. Oversight of this process is provided by the Executive Committee of the Boards of Directors.

Securities of Smaller Companies

The Funds may invest in securities of companies with small- or mid-sized market capitalizations. Market capitalization is defined as total current market value of a company's outstanding common stock. Investments in companies with smaller market capitalizations may involve greater risks and price volatility (wide, rapid fluctuations) than investments in larger, more mature companies. Smaller companies may be less mature than older companies. At this earlier stage of development, the companies may have limited product lines, reduced market liquidity for their shares, limited financial resources or less depth in management than larger or more established companies. Small companies also may be less significant factors within their industries and may be at a competitive disadvantage relative to their larger competitors. While smaller companies may be subject to these additional risks, they may also realize more substantial growth than larger or more established companies.

Unseasoned Issuers

The Funds may invest in the securities of unseasoned issuers. Unseasoned issuers are companies with a record of less than three years continuous operation, including the operation of predecessors and parents. Unseasoned issuers by their nature have only a limited operating history which can be used for evaluating the companies growth prospects. As a result, investment decisions for these securities may place a greater emphasis on current or planned product lines and the reputation and experience of the companies management and less emphasis on fundamental valuation factors than would be the case for more mature growth companies. In addition, many unseasoned issuers also may be small companies and involve the risks and price volatility associated with smaller companies.

Spread Transactions, Options on Securities and Securities Indices, and Futures Contracts and Options on Futures Contracts

The Funds (except Cash Management) may each engage in the practices described under this heading. The Tax-Exempt Bond Fund may invest in financial futures contracts as described under this heading. In the following discussion, the terms "the Fund," "each Fund" or "the Funds" refer to each of these Funds.

     Spread Transactions

     Each Fund may purchase covered spread options. Such covered spread options are not presently exchange listed or traded. The purchase of a spread option gives the Fund the right to put, or sell, a security that it owns at a fixed dollar spread or fixed yield spread in relationship to another security that the Fund does not own, but which is used as a benchmark. The risk to the Fund in purchasing covered spread options is the cost of the premium paid for the spread option and any transaction costs. In addition, there is no assurance that closing transactions will be available. The purchase of spread options can be used to protect each Fund against adverse changes in prevailing credit quality spreads, i.e., the yield spread between high quality and lower quality securities. The security covering the spread option is maintained in a segregated account by each Fund's custodian. The Funds do not consider a security covered by a spread option to be "pledged" as that term is used in the Funds' policy limiting the pledging or mortgaging of assets.

     Options on Securities and Securities Indices

     Each Fund may write (sell) and purchase call and put options on securities in which it invests and on securities indices based on securities in which the Fund invests. The International Fund would only write covered call options on its portfolio securities; it does not write or purchase put options. The Funds may write call and put options to generate additional revenue, and may write and purchase call and put options in seeking to hedge against a decline in the value of securities owned or an increase in the price of securities which the Fund plans to purchase.

     Writing Covered Call and Put Options. When a Fund writes a call option, it gives the purchaser of the option the right to buy a specific security at a specified price at any time before the option expires. When a Fund writes a put option, it gives the purchaser of the option the right to sell to the Fund a specific security at a specified price at any time before the option expires. In both situations, the Fund receives a premium from the purchaser of the option.

     The premium received by a Fund reflects, among other factors, the current market price of the underlying security, the relationship of the exercise price to the market price, the time period until the expiration of the option and interest rates. The premium generates additional income for the Fund if the option expires unexercised or is closed out at a profit. By writing a call, a Fund limits its opportunity to profit from any increase in the market value of the underlying security above the exercise price of the option, but it retains the risk of loss if the price of the security should decline. By writing a put, a Fund assumes the risk that it may have to purchase the underlying security at a price that may be higher than its market value at time of exercise.

     The Funds write only covered options and comply with applicable regulatory and exchange cover requirements. The Funds usually (and the International Fund must) own the underlying security covered by any outstanding call option. With respect to an outstanding put option, each Fund deposits and maintains with its custodian cash, U.S. Government securities or other liquid securities with a value at least equal to the exercise price of the option.

     Once a Fund has written an option, it may terminate its obligation before the option is exercised. The Fund executes a closing transaction by purchasing an option of the same series as the option previously written. The Fund has a gain or loss depending on whether the premium received when the option was written exceeds the closing purchase price plus related transaction costs.

     Purchasing Call and Put Options. When a Fund purchases a call option, it receives, in return for the premium it pays, the right to buy from the writer of the option the underlying security at a specified price at any time before the option expires. A Fund purchases call options in anticipation of an increase in the market value of securities that it intends ultimately to buy. During the life of the call option, the Fund is able to buy the underlying security at the exercise price regardless of any increase in the market price of the underlying security. In order for a call option to result in a gain, the market price of the underlying security must exceed the sum of the exercise price, the premium paid and transaction costs.

     When a Fund purchases a put option, it receives, in return for the premium it pays, the right to sell to the writer of the option the underlying security at a specified price at any time before the option expires. A Fund purchases put options in anticipation of a decline in the market value of the underlying security. During the life of the put option, the Fund is able to sell the underlying security at the exercise price regardless of any decline in the market price of the underlying security. In order for a put option to result in a gain, the market price of the underlying security must decline, during the option period, below the exercise price enough to cover the premium and transaction costs.

     Once a Fund purchases an option, it may close out its position by selling an option of the same series as the option previously purchased. The Fund has a gain or loss depending on whether the closing sale price exceeds the initial purchase price plus related transaction costs.

     None of the Funds will invest more than 5% of its assets in the purchase of call and put options on individual securities, securities indices and financial futures contracts.

     Options on Securities Indices. Each Fund may purchase and sell put and call options on any securities index based on securities in which the Fund may invest. Securities index options are designed to reflect price fluctuations in a group of securities or segment of the securities market rather than price fluctuations in a single security. Options on securities indices are similar to options on securities, except that the exercise of securities index options requires cash payments and does not involve the actual purchase or sale of securities. The Funds engage in transactions in put and call options on securities indices for the same purposes as they engage in transactions in options on securities. When a Fund writes call options on securities indices, it holds in its portfolio underlying securities which, in the judgment of the Manager or Sub-Advisor, correlate closely with the securities index and which have a value at least equal to the aggregate amount of the securities index options.

     Risks Associated with Options Transactions. An options position may be closed out only on an exchange which provides a secondary market for an option of the same series. The Funds generally purchase or write only those options for which there appears to be an active secondary market. However, there is no assurance that a liquid secondary market on an exchange exists for any particular option, or at any particular time. If a Fund is unable to effect closing sale transactions in options it has purchased, it has to exercise its options in order to realize any profit and may incur transaction costs upon the purchase or sale of underlying securities. If a Fund is unable to effect a closing purchase transaction for a covered option that it has written, it is not able to sell the underlying securities, or dispose of the assets held in a segregated account, until the option expires or is exercised. A Fund's ability to terminate option positions established in the over-the-counter market may be more limited than for exchange-traded options and may also involve the risk that broker-dealers participating in such transactions might fail to meet their obligations.

     Futures Contracts and Options on Futures Contracts

     Each Fund may purchase and sell financial futures contracts and options on those contracts. Financial futures contracts are commodities contracts based on financial instruments such as U.S. Treasury bonds or bills or on securities indices such as the S&P 500 Index. Futures contracts, options on futures contracts and the commodity exchanges on which they are traded are regulated by the Commodity Futures Trading Commission ("CFTC"). Through the purchase and sale of futures contracts and related options, a Fund seeks to hedge against a decline in securities owned by the Fund or an increase in the price of securities which the Fund plans to purchase. The Partners Aggressive Growth Fund may also purchase and sell futures contracts and related options to maintain cash reserves while simulating full investment in equity securities and to keep substantially all of its assets exposed to the market.

     Futures Contracts. When a Fund sells a futures contract based on a financial instrument, the Fund is obligated to deliver that kind of instrument at a specified future time for a specified price. When a Fund purchases that kind of contract, it is obligated to take delivery of the instrument at a specified time and to pay the specified price. In most instances, these contracts are closed out by entering into an offsetting transaction before the settlement date. The Fund realizes a gain or loss depending on whether the price of an offsetting purchase plus transaction costs are less or more than the price of the initial sale or on whether the price of an offsetting sale is more or less than the price of the initial purchase plus transaction costs. Although the Funds usually liquidate futures contracts on financial instruments in this manner, they may make or take delivery of the underlying securities when it appears economically advantageous to do so. A futures contract based on a securities index provides for the purchase or sale of a group of securities at a specified future time for a specified price. These contracts do not require actual delivery of securities but result in a cash settlement. The amount of the settlement is based on the difference in value of the index between the time the contract was entered into and the time it is liquidated (at its expiration or earlier if it is closed out by entering into an offsetting transaction).

     When a futures contract is purchased or sold a brokerage commission is paid. Unlike the purchase or sale of a security or option, no price or premium is paid or received. Instead, an amount of cash or U.S. Government securities (generally about 5% of the contract amount) is deposited by the Fund with its custodian for the benefit of the futures commission merchant through which the Fund engages in the transaction. This amount is known as "initial margin." It does not involve the borrowing of funds by the Fund to finance the transaction. It instead represents a "good faith" deposit assuring the performance of both the purchaser and the seller under the futures contract. It is returned to the Fund upon termination of the futures contract if all the Fund's contractual obligations have been satisfied.

     Subsequent payments to and from the broker, known as "variation margin," are required to be made on a daily basis as the price of the futures contract fluctuates, a process known as "marking to market." The fluctuations make the long or short positions in the futures contract more or less valuable. If the position is closed out by taking an opposite position prior to the settlement date of the futures contract, a final determination of variation margin is made. Any additional cash is required to be paid to or released by the broker and the Fund realizes a loss or gain.

     In using futures contracts, the Fund seeks to establish more certainly than would otherwise be possible the effective price of or rate of return on portfolio securities or securities that the Fund proposes to acquire. A Fund, for example, sells futures contracts in anticipation of a rise in interest rates which would cause a decline in the value of its debt investments. When this kind of hedging is successful, the futures contract increases in value when the Fund's debt securities decline in value and thereby keep the Fund's net asset value from declining as much as it otherwise would. A Fund also sells futures contracts on securities indices in anticipation of or during a stock market decline in an endeavor to offset a decrease in the market value of its equity investments. When a Fund is not fully invested and anticipates an increase in the cost of securities it intends to purchase, it may purchase financial futures contracts. When increases in the prices of equities are expected, a Fund purchases futures contracts on securities indices in order to gain rapid market exposure that may partially or entirely offset increases in the cost of the equity securities it intends to purchase.

     Options on Futures Contracts. The Funds may also purchase and write call and put options on futures contracts. A call option on a futures contract gives the purchaser the right, in return for the premium paid, to purchase a futures contract (assume a long position) at a specified exercise price at any time before the option expires. A put option gives the purchaser the right, in return for the premium paid, to sell a futures contract (assume a short position), for a specified exercise price, at any time before the option expires.

     Upon the exercise of a call, the writer of the option is obligated to sell the futures contract (to deliver a long position to the option holder) at the option exercise price, which will presumably be lower than the current market price of the contract in the futures market. Upon exercise of a put, the writer of the option is obligated to purchase the futures contract
     (deliver a short position to the option holder) at the option exercise price, which will presumably be higher than the current market price of the contract in the futures market. However, as with the trading of futures, most options are closed out prior to their expiration by the purchase or sale of an offsetting option at a market price that reflects an increase or a decrease from the premium originally paid. Options on futures can be used to hedge substantially the same risks addressed by the direct purchase or sale of the underlying futures contracts. For example, if a Fund anticipates a rise in interest rates and a decline in the market value of the debt securities in its portfolio, it might purchase put options or write call options on futures contracts instead of selling futures contracts.

     If a Fund purchases an option on a futures contract, it may obtain benefits similar to those that would result if it held the futures position itself. But in contrast to a futures transaction, the purchase of an option involves the payment of a premium in addition to transaction costs. In the event of an adverse market movement, however, the Fund is not subject to a risk of loss on the option transaction beyond the price of the premium it paid plus its transaction costs.

     When a Fund writes an option on a futures contract, the premium paid by the purchaser is deposited with the Fund's custodian. The Fund must maintain with its custodian all or a portion of the initial margin requirement on the underlying futures contract. It assumes a risk of adverse movement in the price of the underlying futures contract comparable to that involved in holding a futures position. Subsequent payments to and from the broker, similar to variation margin payments, are made as the premium and the initial margin requirement are marked to market daily. The premium may partially offset an unfavorable change in the value of portfolio securities, if the option is not exercised, or it may reduce the amount of any loss incurred by the Fund if the option is exercised.

     Risks Associated with Futures Transactions. There are a number of risks associated with transactions in futures contracts and related options. A Fund's successful use of futures contracts is subject to the Manager's or Sub-Advisor's ability to predict correctly the factors affecting the market values of the Fund's portfolio securities. For example, if a Fund is hedged against the possibility of an increase in interest rates which would adversely affect debt securities held by the Fund and the prices of those debt securities instead increases, the Fund loses part or all of the benefit of the increased value of its securities it hedged because it has offsetting losses in its futures positions. Other risks include imperfect correlation between price movements in the financial instrument or securities index underlying the futures contract, on the one hand, and the price movements of either the futures contract itself or the securities held by the Fund, on the other hand. If the prices do not move in the same direction or to the same extent, the transaction may result in trading losses.

     Prior to exercise or expiration, a position in futures may be terminated only by entering into a closing purchase or sale transaction. This requires a secondary market on the relevant contract market. The Fund enters into a futures contract or related option only if there appears to be a liquid secondary market. There can be no assurance, however, that such a liquid secondary market exists for any particular futures contract or related option at any specific time. Thus, it may not be possible to close out a futures position once it has been established. Under such circumstances, the Fund continues to be required to make daily cash payments of variation margin in the event of adverse price movements. In such situations, if the Fund has insufficient cash, it may be required to sell portfolio securities to meet daily variation margin requirements at a time when it may be disadvantageous to do so. In addition, the Fund may be required to perform under the terms of the futures contracts it holds. The inability to close out futures positions also could have an adverse impact on the Fund's ability effectively to hedge its portfolio.

     Most United States futures exchanges limit the amount of fluctuation permitted in futures contract prices during a single trading day. This daily limit establishes the maximum amount that the price of a futures contract may vary either up or down from the previous day's settlement price at the end of a trading session. Once the daily limit has been reached in a particular type of contract, no more trades may be made on that day at a price beyond that limit. The daily limit governs only price movements during a particular trading day and therefore does not limit potential losses because the limit may prevent the liquidation of unfavorable positions. Futures contract prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and subjecting some futures traders to substantial losses.

     Limitations on the Use of Futures and Options on Futures Contracts. Each Fund intends to come within an exclusion from the definition of "commodity pool operator" provided by CFTC regulations by complying with certain limitations on the use of futures and related options prescribed by those regulations.

     None of the Funds will purchase or sell futures contracts or options thereon for non-bona fide hedging purposes if immediately thereafter the aggregate initial margin and premiums exceed 5% of the fair market value of the Fund's assets, after taking into account unrealized profits and unrealized losses on any such contracts it has entered into (except that in the case of an option that is in-the-money at the time of purchase, the in-the-money amount generally may be excluded in computing the 5%).

     The Funds may enter into futures contracts and related options transactions only for bona fide hedging purposes as permitted by the CFTC and for other appropriate risk management purposes, if any, which the CFTC deems appropriate for mutual funds excluded from the regulations governing commodity pool operators, and to a limited extent to enhance returns. The Funds (other than Partners Aggressive Growth) are not permitted to engage in speculative futures trading. Each Fund determines that the price fluctuations in the futures contracts and options on futures used for hedging or risk management purposes are substantially related to price fluctuations in securities held by the Fund or which it expects to purchase. In pursuing traditional hedging activities, each Fund may sell futures contracts or acquire puts to protect against a decline in the price of securities that the Fund owns. Each Fund may purchase futures contracts or calls on futures contracts to protect the Fund against an increase in the price of securities the Fund intends to purchase before it is in a position to do so.

     When a Fund purchases a futures contract, or purchases a call option on a futures contract, it places any asset, including equity securities and non-investment grade debt in a segregated account, so long as the asset is liquid and marked to the market daily. The amount so segregated plus the amount of initial margin held for the account of its broker equals the market value of the futures contract.

     The Funds do not maintain open short positions in futures contracts, call options written on futures contracts, and call options written on securities indices if, in the aggregate, the value of the open positions (marked to market) exceeds the current market value of that portion of its securities portfolio being hedged by those futures and options plus or minus the unrealized gain or loss on those open positions, adjusted for the historical volatility relationship between that portion of the portfolio and the contracts (i.e., the Beta volatility factor). To the extent a Fund writes call options on specific securities in that portion of its portfolio, the value of those securities is deducted from the current market value of that portion of the securities portfolio. If this limitation is exceeded at any time, the Fund takes prompt action to close out the appropriate number of open short positions to bring its open futures and options positions within this limitation.

Forward Foreign Currency Exchange Contracts

The International, International Emerging Markets, International SmallCap, Partners Aggressive Growth, Partners LargeCap Growth and Partners MidCap Growth Funds may, but are not obligated to, enter into forward foreign currency exchange contracts only under two circumstances. First, when a Fund is entering into a contract for the purchase or sale of a security denominated in a foreign currency and wants to "lock-in" the U.S. dollar price of the security. Second, when the Sub-Advisor believes that the currency of a particular foreign country in which a portion of a Fund's securities are denominated may suffer a substantial decline against the U.S. dollar. A Fund generally does not enter into a forward contract with a term of greater than one year.

The International, International Emerging Markets International SmallCap, Partners Aggressive Growth and Partners LargeCap Growth Funds enter into forward foreign currency exchange contracts only for the purpose of "hedging," that is limiting the risks associated with changes in the relative rates of exchange between the U.S. dollar and foreign currencies in which securities owned by a Fund are denominated or exposed. They do not enter into such forward contracts for speculative purposes. A Fund sets up a separate account with the Custodian to place foreign securities denominated in the currency for which the Fund has entered into forward contracts under the second circumstance, as set forth above, for the term of the forward contract. It should be noted that the use of forward foreign currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities. It simply establishes a rate of exchange between the currencies that can be achieved at some future point in time. Additionally, although such contracts tend to minimize the risk of loss due to a decline in the value of the hedged currency, they also tend to limit any potential gain which might result if the value of the currency increases.

Currency hedging involves some of the same risks and considerations as other transactions with similar instruments. Currency transactions can result in losses to a Fund if the currency being hedged fluctuates in value to a degree or in a direction that is not anticipated. Further, the risk exists that the perceived linkage between various currencies may not be present or may not be present during the particular time that a Fund is engaging in proxy hedging. Currency transactions are also subject to risks different from those of other portfolio transactions. Because currency control is of great importance to the issuing governments and influences economic planning and policy, purchases and sales of currency and related instruments can be adversely affected by government exchange controls, limitations or restrictions on repatriation of currency, and manipulations or exchange restrictions imposed by governments. These forms of governmental actions can result in losses to a Fund if it is unable to deliver or receive currency or monies in settlement of obligations. They could also cause hedges the Fund has entered into to be rendered useless, resulting in full currency exposure as well as incurring transaction costs. Currency exchange rates may also fluctuate based on factors extrinsic to a country's economy. Buyers and sellers of currency futures contracts are subject to the same risks that apply to the use of futures contracts generally. Further, settlement of a currency futures contract for the purchase of most currencies must occur at a bank based in the issuing nation. Trading options on currency futures contracts is relative new, and the ability to establish and close out positions on these options is subject to the maintenance of a liquid market that may not always be available.

Repurchase Agreements

All Funds may invest in repurchase agreements. None of the Growth-Oriented or Income-Oriented Funds may enter into repurchase agreements that do not mature within seven days if any such investment, together with other illiquid securities held by the Fund, amount to more than 15% of its assets. The Money Market Fund does not enter into repurchase agreements that do not mature within seven days of such investment together with other illiquid securities held by the Fund, amount to more than 10% of its assets. Repurchase agreements typically involve the acquisition by the Fund of debt securities from a selling financial institution such as a bank, savings and loan association or broker-dealer. A repurchase agreement provides that the Fund sells back to the seller and that the seller repurchases the underlying securities at a specified price and at a fixed time in the future. Repurchase agreements may be viewed as loans by a Fund collateralized by the underlying securities. This arrangement results in a fixed rate of return that is not subject to market fluctuation during the Fund's holding period. Although repurchase agreements involve certain risks not associated with direct investments in debt securities, each of the Funds follows procedures established by its Board of Directors which are designed to minimize such risks. These procedures include entering into repurchase agreements only with large, well-capitalized and well-established financial institutions which the Fund's Manager or Sub-Advisor believes present minimum credit risks. In addition, the value of the collateral underlying the repurchase agreement is always at least equal to the repurchase price, including accrued interest. In the event of a default or bankruptcy by a selling financial institution, the affected Fund bears a risk of loss. In seeking to liquidate the collateral, a Fund may be delayed in or prevented from exercising its rights and may incur certain costs. Further to the extent that proceeds from any sale upon a default of the obligation to repurchase are less than the repurchase price, the Fund could suffer a loss.

Lending of Portfolio Securities

All Funds may lend their portfolio securities. None of the Funds intends to lend its portfolio securities if as a result the aggregate of such loans made by the Fund would exceed 30% (33 1/3 for the Partners Aggressive Growth Fund) of its total assets. Portfolio securities may be lent to unaffiliated broker-dealers and other unaffiliated qualified financial institutions provided that such loans are callable at any time on not more than five business days' notice and that cash or government securities equal to at least 100% of the market value of the securities loaned, determined daily, is deposited by the borrower with the Fund and is maintained each business day in a segregated account. While such securities are on loan, the borrower pays the Fund any income accruing thereon. The Fund may invest any cash collateral, thereby earning additional income, and may receive an agreed-upon fee from the borrower. Borrowed securities must be returned when the loan is terminated. Any gain or loss in the market price of the borrowed securities which occurs during the term of the loan belongs to the Fund and its shareholders. A Fund pays reasonable administrative, custodial and other fees in connection with such loans and may pay a negotiated portion of the interest earned on the cash or government securities pledged as collateral to the borrower or placing broker. A Fund does not vote securities that have been loaned, but it may call a loan of securities in anticipation of an important vote.

When-Issued and Delayed Delivery Securities

Each of the Funds may from time to time purchase securities on a when-issued basis and may purchase or sell securities on a delayed delivery basis. The price of such a transaction is fixed at the time of the commitment, but delivery and payment take place on a later settlement date, which may be a month or more after the date of the commitment. No interest accrues to the purchaser during this period. The securities are subject to market fluctuation which involve the risk for the purchaser that yields available in the market at the time of delivery are higher than those obtained in the transaction. Each Fund only purchases securities on a when-issued or delayed delivery basis with the intention of acquiring the securities. However, a Fund may sell the securities before the settlement date, if such action is deemed advisable. At the time a Fund commits to purchase securities on a when-issued or delayed delivery basis, it records the transaction and reflects the value of the securities in determining its net asset value. Each Fund also establishes a segregated account with its custodian bank in which it maintains cash or other liquid assets equal in value to the Fund's commitments for when-issued or delayed delivery securities. The availability of liquid assets for this purpose and the effect of asset segregation on a Fund's ability to meet its current obligations, to honor requests for redemption and to have its investment portfolio managed properly limit the extent to which the Fund may engage in forward commitment agreements. Except as may be imposed by these factors, there is no limit on the percent of a Fund's total assets that may be committed to transactions in such agreements.

Money Market Instruments

The Cash Management Fund invests all of its available assets in money market instruments maturing in 397 days or less. The types of instruments which this Fund purchases are described below.

(1) U.S. Government Securities -- Securities issued or guaranteed by the U.S. Government, including treasury bills, notes and bonds.

(2) U.S. Government Agency Securities -- Obligations issued or guaranteed by agencies or instrumentalities of the U.S. Government.

     o U.S. agency obligations include, but are not limited to, the Bank for Co-operatives, Federal Home Loan Banks, Federal Intermediate Credit Banks, and the Federal National Mortgage Association.
     o U.S. instrumentality obligations include, but are not limited to, the Export-Import Bank and Farmers Home Administration.

     Some obligations issued or guaranteed by U.S. Government agencies and instrumentalities are supported by the full faith and credit of the U.S. Treasury. Others, such as those issued by the Federal National Mortgage Association, are supported by discretionary authority of the U.S. Government to purchase certain obligations of the agency or instrumentality. Still others, such as those issued by the Student Loan Marketing Association, are supported only by the credit of the agency or instrumentality.

(3) Bank Obligations -- Certificates of deposit, time deposits and bankers' acceptances of U.S. commercial banks having total assets of at least one billion dollars and overseas branches of U.S. commercial banks and foreign banks, which in the Manager's opinion, are of comparable quality. However, each such bank with its branches has total assets of at least five billion dollars, and certificates, including time deposits of domestic savings and loan associations having at least one billion dollars in assets which are insured by the Federal Savings and Loan Insurance Corporation. The Fund may acquire obligations of U.S. banks which are not members of the Federal Reserve System or of the Federal Deposit Insurance Corporation.

     Any obligations of foreign banks must be denominated in U.S. dollars. Obligations of foreign banks and obligations of overseas branches of U.S. banks are subject to somewhat different regulations and risks than those of U.S. domestic banks. For example, an issuing bank may be able to maintain that the liability for an investment is solely that of the overseas branch which could expose the Fund to a greater risk of loss. In addition, obligations of foreign banks or of overseas branches of U.S. banks may be affected by governmental action in the country of domicile of the branch or parent bank. Examples of adverse foreign governmental actions include the imposition of currency controls, the imposition of withholding taxes on interest income payable on such obligations, interest limitations, seizure or nationalization of assets, or the declaration of a moratorium. Deposits in foreign banks or foreign branches of U.S. banks are not covered by the Federal Deposit Insurance Corporation. The Fund only buys short-term instruments where the risks of adverse governmental action are believed by the Manager to be minimal. The Fund considers these factors along with other appropriate factors in making an investment decision to acquire such obligations. It only acquires those which, in the opinion of management, are of an investment quality comparable to other debt securities bought by the Fund. The Fund invests in certificates of deposit of selected banks having less than one billion dollars of assets providing the certificates do not exceed the level of insurance (currently $100,000) provided by the applicable government agency.

     A certificate of deposit is issued against funds deposited in a bank or savings and loan association for a definite period of time, at a specified rate of return. Normally they are negotiable. However, the Fund occasionally invests in certificates of deposit which are not negotiable. Such certificates may provide for interest penalties in the event of withdrawal prior to their maturity. A bankers' acceptance is a short-term credit instrument issued by corporations to finance the import, export, transfer or storage of goods. They are termed "accepted" when a bank guarantees their payment at maturity and reflect the obligation of both the bank and drawer to pay the face amount of the instrument at maturity.

(4) Commercial Paper -- Short-term promissory notes issued by U.S. or foreign corporations.

(5) Short-term Corporate Debt -- Corporate notes, bonds and debentures which at the time of purchase have 397 days or less remaining to maturity.

(6) Repurchase Agreements -- Instruments under which securities are purchased from a bank or securities dealer with an agreement by the seller to repurchase the securities at the same price plus interest at a specified rate. (See "FUND INVESTMENTS - Repurchase Agreements.")

(7)  Taxable  Municipal   Obligations  --  Short-term   obligations   issued  or
     guaranteed by state and municipal issuers which generate taxable income.

The ratings of nationally recognized statistical rating organization (NRSRO), such as Moody's Investor Services, Inc. ("Moody's") and Standard and Poor's ("S&P"), which are described in Appendix A, represent their opinions as to the quality of the money market instruments which they undertake to rate. It should be emphasized, however, that ratings are general and are not absolute standards of quality. These ratings, including ratings of NRSROs other than Moody's and S&P, are the initial criteria for selection of portfolio investments, but the Manager further evaluates these securities.

Municipal Obligations

The Tax-Exempt Bond Fund can invest in "Municipal Obligations." Municipal Obligations are obligations issued by or on behalf of states, territories, and possessions of the United States and the District of Columbia and their political subdivisions, agencies and instrumentalities, including municipal utilities, or multi-state agencies or authorities. The interest on Municipal Obligations is exempt from federal income tax in the opinion of bond counsel to the issuer. Three major classifications of Municipal Obligations are: Municipal Bonds, which generally have a maturity at the time of issue of one year or more, Municipal Notes, which generally have a maturity at the time of issue of six months to three years, and Municipal Commercial Paper, which generally has a maturity at the time of issue of 30 to 270 days.

The term "Municipal Obligations" includes debt obligations issued to obtain funds for various public purposes, including the construction of a wide range of public facilities such as airports, bridges, highways, housing, hospitals, mass transportation, schools, streets, water and sewer works, and electric utilities. Other public purposes for which Municipal Obligations are issued include refunding outstanding obligations, obtaining funds for general operating expenses and lending such funds to other public institutions and facilities.

Industrial development bonds are issued by or on behalf of public authorities to obtain funds to provide for the construction, equipment, repair or improvement of privately operated housing facilities, sports facilities, convention or trade show facilities, airport, mass transit, industrial, port or parking facilities, air or water pollution control facilities and certain local facilities for water supply, gas, electricity or sewage or solid waste disposal. They are considered to be Municipal Obligations if the interest paid thereon qualifies as exempt from federal income tax in the opinion of bond counsel to the issuer, even though the interest may be subject to the federal alternative minimum tax.

Municipal Bonds. Municipal Bonds may be either "general obligation" or "revenue" issues. General obligation bonds are secured by the issuer's pledge of its faith, credit and taxing power for the payment of principal and interest. Revenue bonds are payable from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise tax or other specific revenue source (e.g., the user of the facilities being financed), but not from the general taxing power. Industrial development bonds and pollution control bonds in most cases are revenue bonds and generally do not carry the pledge of the credit of the issuing municipality. The payment of the principal and interest on industrial revenue bonds depends solely on the ability of the user of the facilities financed by the bonds to meet its financial obligations and the pledge, if any, of real and personal property so financed as security for such payment. The Fund may also invest in "moral obligation" bonds which are normally issued by special purpose public authorities. If an issuer of moral obligation bonds is unable to meet its obligations, the repayment of the bonds becomes a moral commitment but not a legal obligation of the state or municipality in question.

Municipal Notes. Municipal Notes usually are general obligations of the issuer and are sold in anticipation of a bond sale, collection of taxes or receipt of other revenues. Payment of these notes is primarily dependent upon the issuer's receipt of the anticipated revenues. Other notes include "Construction Loan Notes" issued to provide construction financing for specific projects, and "Bank Notes" issued by local governmental bodies and agencies to commercial banks as evidence of borrowings. Some notes ("Project Notes") are issued by local agencies under a program administered by the United States Department of Housing and Urban Development. Project Notes are secured by the full faith and credit of the United States.

Bond Anticipation Notes (BANs) are usually general obligations of state and local governmental issuers which are sold to obtain interim financing for projects that will eventually be funded through the sale of long-term debt obligations or bonds. The ability of an issuer to meet its obligations on its BANs is primarily dependent on the issuer's access to the long-term municipal bond market and the likelihood that the proceeds of such bond sales will be used to pay the principal and interest on the BANs.

Tax Anticipation Notes (TANs) are issued by state and local governments to finance the current operations of such governments. Repayment is generally to be derived from specific future tax revenues. TANs are usually general obligations of the issuer. A weakness in an issuer's capacity to raise taxes due to, among other things, a decline in its tax base or a rise in delinquencies, could adversely affect the issuer's ability to meet its obligations on outstanding TANs.

Revenue Anticipation Notes (RANs) are issued by governments or governmental bodies with the expectation that future revenues from a designated source will be used to repay the notes. In general they also constitute general obligations of the issuer. A decline in the receipt of projected revenues, such as anticipated revenues from another level of government, could adversely affect an issuer's ability to meet its obligations on outstanding RANs. In addition, the possibility that the revenues would, when received, be used to meet other obligations could affect the ability of the issuer to pay the principal and interest on RANs.

Construction Loan Notes are issued to provide construction financing for specific projects. Frequently, these notes are redeemed with funds obtained from the Federal Housing Administration.

Bank Notes are notes issued by local governmental bodies and agencies such as those described above to commercial banks as evidence of borrowings. The purposes for which the notes are issued are varied but they are frequently issued to meet short-term working-capital or capital-project needs. These notes may have risks similar to the risks associated with TANs and RANs.

Municipal Commercial Paper. Municipal Commercial Paper refers to short-term obligations of municipalities which may be issued at a discount and may be referred to as Short-Term Discount Notes. Municipal Commercial Paper is likely to be used to meet seasonal working capital needs of a municipality or interim construction financing. Generally they are repaid from general revenues of the municipality or refinanced with long-term debt. In most cases Municipal Commercial Paper is backed by letters of credit, lending agreements, note repurchase agreements or other credit facility agreements offered by banks or other institutions.

Variable and Floating Rate Obligations. Certain Municipal Obligations, obligations issued or guaranteed by the U.S. Government or its agencies or instrumentalities and debt instruments issued by domestic banks or corporations may carry variable or floating rates of interest. Such instruments bear interest at rates which are not fixed, but which vary with changes in specified market rates or indices, such as a bank prime rate or tax-exempt money market index. Variable rate notes are adjusted to current interest rate levels at certain specified times, such as every 30 days. A floating rate note adjusts automatically whenever there is a change in its base interest rate adjustor, e.g., a change in the prime lending rate or specified interest rate indices. Typically such instruments carry demand features permitting the Fund to redeem at par.

A Fund's right to obtain payment at par on a demand instrument upon demand could be affected by events occurring between the date the Fund elects to redeem the instrument and the date redemption proceeds are due which affects the ability of the issuer to pay the instrument at par value. The Manager monitors on an ongoing basis the pricing, quality and liquidity of such instruments and similarly monitors the ability of an issuer of a demand instrument, including those supported by bank letters of credit or guarantees, to pay principal and interest on demand. Although the ultimate maturity of such variable rate obligations may exceed one year, the Funds treat the maturity of each variable rate demand obligation as the longer of (i) the notice period required before the Fund is entitled to payment of the principal amount through demand, or (ii) the period remaining until the next interest rate adjustment. Floating rate instruments with demand features are deemed to have a maturity equal to the period remaining until the principal amount can be recovered through demand.

The Funds may purchase participation interests in variable rate Municipal Obligations (such as industrial development bonds). A participation interest gives the purchaser an undivided interest in the Municipal Obligation in the proportion that its participation interest bears to the total principal amount of the Municipal Obligation. A Fund has the right to demand payment on seven days' notice, for all or any part of the Fund's participation interest in the Municipal Obligation, plus accrued interest. Each participation interest is backed by an irrevocable letter of credit or guarantee of a bank. Each participation interest is backed by an irrevocable letter of credit or guarantee of a bank. Banks will retain a service and letter of credit fee and a fee for issuing repurchase commitments in an amount equal to the excess of the interest paid on the Municipal Obligations over the negotiated yield at which the instruments were purchased by the Funds. No Fund committed during the last fiscal year or intends to commit during the present fiscal year more than 5% of its net assets to participation interests.

Other Municipal Obligations. Other kinds of Municipal Obligations are occasionally available in the marketplace, and a Fund may invest in such other kinds of obligations to the extent consistent with its investment objective and limitations. Such obligations may be issued for different purposes and with different security than those mentioned above.

Risks of Municipal Obligations. The yields on Municipal Obligations are dependent on a variety of factors, including general economic and monetary conditions, money market factors, conditions in the Municipal Obligations market, size of a particular offering, maturity of the obligation, and rating of the issue. Each Fund's ability to achieve its investment objective also depends on the continuing ability of the issuers of the Municipal Obligations in which it invests to meet their obligation for the payment of interest and principal when due.

Municipal Obligations are subject to the provisions of bankruptcy, insolvency and other laws affecting the rights and remedies of creditors, such as the Federal Bankruptcy Act. They are also subject to federal or state laws, if any, which extend the time for payment of principal or interest, or both, or impose other constraints upon enforcement of such obligations or upon municipalities to levy taxes. The power or ability of issuers to pay, when due, principal of and interest on Municipal Obligations may also be materially affected by the results of litigation or other conditions.

From time to time, proposals have been introduced before Congress for the purpose of restricting or eliminating the federal income tax exemption for interest on Municipal Obligations. It may be expected that similar proposals will be introduced in the future. If such a proposal was enacted, the ability of the Funds to pay "exempt interest" dividends may be adversely affected. Each Fund would reevaluate its investment objective and policies and consider changes in its structure.

Taxable Investments of the Tax-Exempt Bond Fund

The Tax-Exempt Bond Fund may invest up to 20% of its assets in taxable short-term investments consisting of: Obligations issued or guaranteed by the United States Government or its agencies or instrumentalities; domestic bank certificates of deposit and bankers' acceptances; short-term corporate debt securities such as commercial paper; and repurchase agreements ("Taxable Investments"). These investments must have a stated maturity of one year or less at the time of purchase and must meet the following standards: banks must have assets of at least $1 billion; commercial paper must be rated at least "A" by S&P or "Prime" by Moody's or, if not rated, must be issued by companies having an outstanding debt issue rated at least "A" by S&P or Moody's; corporate bonds and debentures must be rated at least "A" by S&P or Moody's. Interest earned from Taxable Investments is taxable to investors. When, in the opinion of the Fund's Manager, it is advisable to maintain a temporary "defensive" posture, the Fund may invest more than 20% of its total assets in Taxable Investments. At other times, Taxable Investments, Municipal Obligations that do not meet the quality standards required for the 80% portion of the portfolio and Municipal Obligations the interest on which is treated as a tax preference item for purposes of the federal alternative minimum tax will not exceed 20% of the Fund's total assets.

Portfolio Turnover

Portfolio turnover normally differs for each Fund, varies from year to year (as well as within a year) and is affected by portfolio sales necessary to meet cash requirements for redemptions of Fund shares. This requirement may in some cases limit the ability of a Fund to effect certain portfolio transactions. The portfolio turnover rate for a Fund is calculated by dividing the lesser of purchases or sales of its portfolio securities during the fiscal year by the monthly average of the value of its portfolio securities (excluding from the computation all securities, including options, with maturities at the time of acquisition of one year or less). A high rate of portfolio turnover generally involves correspondingly greater brokerage commission expenses which are paid by the Fund.

No portfolio turnover rate can be calculated for the Cash Management Fund because of the short maturities of the securities in which it invests. No turnover rates are calculated for the new Funds (LargeCap Stock Index, Partners LargeCap Growth and Partners MidCap Growth).

The portfolio turnover rates for each of the other Funds for its most recent and immediately preceding fiscal periods were as follows (annualized when reporting period is less than one year):

             Balanced Fund                               24.2% and 57.0%
             Blue Chip Fund                              16.4% and 0.5%
             Bond Fund                                   48.9% and15.2%
             Capital Value Fund                          44.5% and 23.2%
             Government Securities Income Fund           19.4% and 17.1%
             Growth Fund                                 32.4% and21.9%
             High Yield Fund                             86.1% and 65.9%
             International Emerging Markets Fund         95.8% and 45.2%
             International Fund                          58.7% and 38.7%
             International SmallCap Fund                 191.5% and99.8%
             Limited Term Bond Fund                      20.9% and 23.8%
             MidCap Fund                                 59.9% and 25.1%
             Real Estate Fund                            55.1% and 60.4%
             SmallCap Fund                               100.7% and 20.5%
             Tax-Exempt Bond Fund                        15.6% and 6.6%
             Utilities Fund                              23.5% and 11.9%

MANAGEMENT OF THE FUND

Board of Directors

Under Maryland law, a Board of Directors oversees each of the Funds. The Directors have financial or other relevant experience and meet several times during the year to review contracts, Fund activities and the quality of services provided to the Funds. Other than serving as Directors, most of the Board members have no affiliation with the Funds or service providers.

The current Directors and Officers are shown below. Each person also has the same position with the Principal Variable Contracts Fund, Inc. which is also sponsored by Principal Life Insurance Company. Unless an address is shown, the mailing address for the Directors and Officers is Principal Financial Group, Des Moines, Iowa 50392.

* John E. Aschenbrenner, 50, Director. Executive Vice President, Principal Life Insurance Company since 2000; Senior Vice President, 1996-2000; Vice President - Individual Markets 1990-1996. Director, Principal Management Corporation and Princor Financial Services Corporation.

@ James D. Davis, 65, Director. 4940 Center Court, Bettendorf, Iowa. Attorney. Vice President, Deere and Company, Retired.

*& Ralph C. Eucher, 47, Director and President. Vice President, Principal Life Insurance Company since 1999. Director and President, Princor Financial Services Corporation and Principal Management Corporation since 1999. Prior thereto, Second Vice President, Principal Life Insurance Company.

@ Pamela A. Ferguson, 56, Director. 4112 River Oaks Drive, Des Moines, Iowa. Professor of Mathematics, Grinnell College since 1998. Prior thereto, President, Grinnell College.

     Richard W. Gilbert, 59, Director. 1357 Asbury Avenue,  Winnetka,  Illinois.
     President,   Gilbert  Communications,   Inc.  since  1993.  Prior  thereto,
     President and Publisher, Pioneer Press.

*& J. Barry Griswell, 50, Director and Chairman of the Board. President and CEO, Principal Life Insurance Company since 2000; President, 1998-2000;
     Executive Vice President, 1996-1998; Senior Vice President, 1991-1996. Director and Chairman of the Board, Principal Management Corporation and Princor Financial Services Corporation.

@ William C. Kimball, 52, 4700 Westown Parkway, Suite 300, West Des Moines, Iowa 50266-6730. Chairman and CEO, Medicap Pharmacies, Inc. since 1998. Prior thereto, President and CEO.

& Barbara A. Lukavsky, 59, Director. 13731 Bay Hill Court, Clive, Iowa. President and CEO, Barbican Enterprises, Inc. since 1997. President and CEO, Lu San ELITE USA, L.C. 1985-1998.

* Craig L. Bassett, 47, Treasurer. Second Vice President and Treasurer, Principal Life Insurance Company since 1998. Director - Treasury 1996-1998. Prior thereto, Associate Treasurer.

* Michael J. Beer, 39, Financial Officer. Executive Vice President, Princor Financial Services Corporation and Principal Management Corporation since 1999. Senior Vice President and Chief Operating Officer, 1997-1999. Vice President and Chief Operating Officer, 1995-1997. Prior thereto, Financial Officer.

     Michael  W.  Cumings,  48,  Assistant  Counsel.  Counsel,   Principal  Life
     Insurance Company since 1989.

* Arthur S. Filean, 61, Vice President and Secretary. Vice President, Princor Financial Services Corporation, since 1990. Vice President, Principal Management Corporation, since 1996.

* Ernest H. Gillum, 44, Assistant Secretary. Vice President - Compliance and Product Development, Princor Financial Services Corporation and Principal Management Corporation, since 1998. Prior thereto, Assistant Vice President, Registered Products, 1995-1998. Prior thereto, Product Development and Compliance Officer.

     Jane E. Karli, 42, Assistant Treasurer. Assistant Treasurer, Principal Life Insurance Company since 1998; Senior Accounting and Custody Administrator 1994-1998; Prior thereto, Senior Investment Cost Accountant.

* Michael D. Roughton, 48, Counsel. Vice President and Associate General Counsel, Principal Life Insurance Company, since 1999. Counsel 1994-1999. Counsel, Invista Capital Management, Inc., Princor Financial Services Corporation, Principal Investors Corporation and Principal Management Corporation.

* Considered to be "Interested Persons" as defined in the Investment Company Act of 1940, as amended, because of current or former affiliation with the Manager or Principal Life.

@    Member of Audit and Nominating Committee

& Member of Executive Committee (which is selected by the Board and which may exercise all the powers of the Board, with certain exceptions, when the Board is not in session. The Committee must report its actions to the Board.)
                                    COMPENSATION TABLE*
                            fiscal year ended October 31, 1999

                                    Compensation from         Compensation from
              Director          Each Principal Mutual Fund       Fund Complex

         James D. Davis                  $1,350                    $53,250
         Pamela A. Ferguson               1,200                     47,700
         Richard W. Gilbert               1,350                     50,850
         Barbara A. Lukavsky              1,200                     47,700

     *   None of the Funds provide retirement benefits for any of the directors.

As of _______________ Principal Life Insurance Company, a life insurance company organized in 1879 under the laws of Iowa, its subsidiaries and affiliates owned of record a percentage of the outstanding voting shares of each Fund:

                                                                % of Outstanding
                           Fund                                   Shares Owned

             Balanced Fund                                            %
             Blue Chip Fund
             Bond Fund
             Capital Value Fund
             Cash Management Fund
             Government Securities Income Fund
             Growth Fund
             High Yield Fund
             International Emerging Markets Fund
             International Fund
             International SmallCap Fund
             LargeCap Stock Index Fund
             Limited Term Bond Fund
             MidCap Fund
             Partners Aggressive Growth Fund*
             Partners LargeCap Growth Fund*
             Partners MidCap Growth Fund*
             Real Estate Fund
             SmallCap Fund
             Tax-Exempt Bond Fund
             Utilities Fund

     * represents start-up capital.

As of __________the Officers and Directors of each Fund as a group owned less than 1% of the outstanding shares of any Class of any of the Funds.

As of __________, the following shareholders of the Funds owned 5% or more of the outstanding shares of any Class of the Funds:

MANAGER AND SUB-ADVISORS

The Manager of each of the Funds is Principal Management Corporation, a wholly-owned subsidiary of Princor Financial Services Corporation which is a wholly-owned subsidiary of Principal Financial Services, Inc. Principal Financial Services, Inc. is a holding company which is a wholly-owned subsidiary of Principal Financial Group, Inc. The Principal Financial Group, Inc. is a holding company which is a wholly-owned subsidiary of Principal Mutual Holding Company. The address of the Manager is the Principal Financial Group, Des Moines, Iowa 50392-0200. The Manager was organized on January 10, 1969 and since that time has managed various mutual funds sponsored by Principal Life Insurance Company.

The Manager has executed agreements with various Sub-Advisors. Under those Sub-Advisory agreements, the Sub-Advisor agrees to assume the obligations of the Manager to provide investment advisory services for a specific Fund. For these services, each Sub-Advisor is paid a fee by the Manager.

Funds:            Balanced,  Blue Chip,  Capital  Value,  Government  Securities
                  Income, Growth, International,  International Emerging Growth,
                  International  SmallCap,  LargeCap  Stock Index,  Limited Term
                  Bond, MidCap, SmallCap and Utilities Funds.
Sub-Advisor:      Invista,  an indirectly  wholly-owned  subsidiary of Principal
                  Life Insurance Company and an affiliate of the Manager, was founded in 1985 and manages investments for institutional investors, including Principal Life Insurance Company. Assets under management at ____________ were approximately $___ billion. Invista's address is 1800 Hub Tower, 699 Walnut, Des
                  Moines, Iowa 50309.

Fund:             Partners Aggressive Growth Fund
Sub-Advisor:      Morgan  Stanley  Asset  Management  ("Morgan  Stanley"),  with principal offices at 1221 Avenue of the Americas, New York, NY
                  10020, provides a broad range of portfolio management services to  customers  in the U.S.  and abroad.  As of  _____________,
                  Morgan  Stanley,  together with its  affiliated  institutional
                  asset   management    companies,    managed   investments   of
                  approximately $175 billion as named fiduciary or fiduciary advisor. On December 1, 1998, Morgan Stanley Asset Management
                  Inc. changed it name to Morgan Stanley Dean Witter  Investment
                  Management Inc. but continues to do business in certain instances using the name Morgan Stanley Asset Management.

Fund:             Partners LargeCap Growth Fund
Sub-Advisor:      Duncan-Hurst  Capital  Management Inc.  ("Duncan-Hurst"),  was
                  founded in 1990.  Its address is 4365 Executive  Drive,  Suite
                  1520, San Diego CA 92121. Duncan-Hurst currently manages assets of $____ billion for institutional and individual investors.

Fund:             Partners MidCap Growth Fund
Sub-Advisor:      Turner Investment  Partners,  Inc.  ("Turner"),  1235 Westlake
                  Drive,   Suite  350,   Berwyn  PA  19312,  is  a  professional
                  investment management firm founded in 1990. As of __________, Turner had discretionary management authority with respect to approximately $____ billion in assets. Turner has provided investment advisory services to investment companies since
                  1992.

The Manager, each of the Sub-Advisors and each of the Funds have adopted a Code of Ethics designed to prevent persons with access to information regarding the portfolio trading activity of the Funds from using that information for their personal benefit. In certain circumstances personal securities trading is permitted in accordance with procedures established by the Code of Ethics. The Boards of Directors for the Manager, each of the Sub-Advisors and each of the Funds periodically review their respective Code of Ethics.

Each of the persons affiliated with a Fund who is also an affiliated person of the Manager or Invista is named below, together with the capacities in which such person is affiliated:

          Name                Office Held With Each Fund                  Office Held With The Manager/Invista


John  E. Aschenbrenner     Director                                Director (Manager)
Michael J. Beer            Financial Officer                       Vice President and Chief Operating Officer (Manager)
Ralph C. Eucher            Director and President                  Director and President (Manager)
Arthur S. Filean           Vice President and Secretary            Vice President (Manager)
Ernest H. Gillum           Assistant Secretary                     Vice President, Compliance and Product Development (Manager)
J. Barry Griswell          Director and Chairman of the Board      Director and Chairman of the Board (Manager)
Michael D. Roughton        Counsel                                 Counsel (Manager; Invista)

COST OF MANAGER'S SERVICES

For providing the investment advisory services, and specified other services, the Manager, under the terms of the Management Agreement for each Fund, is entitled to receive a fee computed and accrued daily and payable monthly, at the following annual rates:

                                                                           Net Asset Value of Fund

                                                 First             Next             Next              Next
                                             $250,000,000      $250,000,000     $250,000,000      $250,000,000      Thereafter

Blue Chip, Capital Value and Growth Funds        .60%              .55%             .50%              .45%              .40%
Partners Aggressive Growth Fund                  .75               .70              .65               .60               .55
International Fund                               .85               .80              .75               .70               .65

                                                                           Net Asset Value of Fund

                                                 First             Next             Next              Next             Over
                                             $100,000,000      $100,000,000     $100,000,000      $100,000,000     $400,000,000

Balanced, High Yield, and Utilities Funds        .60%              .55%             .50%              .45%              .40%
International Emerging Markets Fund             1.25              1.20             1.15              1.10              1.05
International SmallCap Fund                     1.20              1.15             1.10              1.05              1.00
MidCap Fund                                      .65               .60              .55               .50               .45
Real Estate Fund                                 .90               .85              .80               .75               .70
SmallCap Fund                                    .85               .80              .75               .70               .65
All Other Funds                                  .50               .45              .40               .35               .30

                                              Overall Fee

LargeCap Stock Index Fund                        .35%
Partners LargeCap Growth Fund                    .90%
Partners MidCap Growth Fund                      .90%


There is no assurance that any of the Funds' net assets will reach sufficient amounts to be able to take advantage of the rate decreases. The net assets of each Fund on October 31, 1999 and the rate of the fee for each Fund for investment management services as provided in the Management Agreement for the fiscal year then ended were as follows:
                                                              Management Fee
                                       Net Assets as of     or Fiscal Year Ended
                  Fund                 October 31, 1999      October 31, 1999

Balanced Fund                             $160,113,402              0.58%
Blue Chip Fund                             291,707,955              0.46
Bond Fund                                  187,792,641              0.48
Capital Value Fund                         670,726,648              0.37
Cash Management Fund                       374,707,858              0.44
Government Securities Income Fund          279,432,929              0.45
Growth Fund                                636,878,130              0.38
High Yield Fund                             40,312,045              0.60
International Emerging Markets Fund         22,166,474              0.68
International Fund                         408,882,643              1.25
International SmallCap Fund                 40,867,074              1.20
Limited Term Bond Fund                      33,418,483              0.50*
MidCap Fund                                407,721,977              0.56
Real Estate Fund                            13,009,308              0.90
SmallCap Fund                               66,121,454              0.85
Tax-Exempt Bond Fund                       198,589,990              0.46
Utilities Fund                             126,445,559              0.59

     * Before waiver.

The Manager pays for office space, facilities and simple business equipment and the costs of keeping the books of the Fund. The Manager also compensates all personnel who are officers and directors, if such officers and directors are also affiliated with the Manager.

Each Fund pays all its other corporate expenses incurred in the operation of the Fund and the continuous public offering of its shares, but not selling expenses. Among other expenses, the Fund pays its taxes (if any), brokerage commissions on portfolio transactions, interest, the cost of stock issue and transfer and dividend disbursement, administration of shareholder accounts, custodial fees, expenses of registering and qualifying shares for sale after the initial registration, auditing and legal expenses, fees and expenses of unaffiliated directors, and costs of shareholder meetings. The Manager pays most of these expenses in the first instance, and is reimbursed for them by the Fund as provided in the Management Agreement. The Manager also is responsible for the performance of certain of the functions described above, such as transfer and dividend disbursement and administration of shareholder accounts, the cost of which the Manager is reimbursed by the Fund.

Fees paid for investment management services during the periods indicated were as follows:

                                                        Management Fees For Fiscal Years Ended October 31,

           Fund                                    1999                           1998                     1997

Balanced Fund                                  $   914,378                   $    750,616              $    556,009
Blue Chip Fund                                   1,142,839                        764,784                   417,958
Bond Fund                                          909,902                        782,241(1)                636,217(1)
Capital Value Fund                               2,570,792                      2,349,118                 2,031,143
Cash Management    Fund                          1,526,404                      2,127,595(1)              2,864,916(1)
Government Securities Income Fund                1,283,959                      1,239,644                 1,227,604
Growth Fund                                      2,283,089                      1,863,070                 1,443,120
High Yield Fund                                    259,764                        287,858                   230,667
International Emerging Markets Fund                216,500                        157,324                    28,487(2)
International Fund                               2,673,903                      2,492,037                 1,882,664
International SmallCap Fund                        358,891                        242,403                    30,283(2)
Limited Term Bond Fund                             160,694(1)                     133,825(1)                 97,039(1)
MidCap Fund                                      2,461,880                      2,548,924                 2,004,305
Real Estate Fund                                   114,693                         87,653(3)                    N/A
SmallCap Fund                                      412,361                        147,083(3)                    N/A
Tax-Exempt Bond Fund                               972,600                        974,740                   941,387
Utilities Fund                                     685,175                        531,644(1)                436,296(1)

   (1) Before waiver.
   (2) Period from August 14, 1997 (Date Operations Commenced) through October 31, 1997.
   (3) Period from December 11, 1997 (Date Operations Commenced) through October 31, 1998.

The Manager waived $66,728, $100,270 and $59,630 of its fee for the Limited Term Bond Fund for the years ended October 31, 1999, 1998 and 1997, respectively. The Manager waived $172,366 and $60,665 of its fee for the Bond Fund for the years ended October 31, 1998 and 1997, respectively. The Manager also waived $1,343 and $7,933 of its fee for the Cash Management Fund for the years ended October 31, 1998 and 1997, respectively. The Manager also waived $82,515 and $79,048 of its fee for the Utilities Fund for the years ended October 31, 1998 and 1997, respectively.

Costs reimbursed to the Manager during the periods indicated for providing other services pursuant to the Management Agreement were as follows:

                                                                          Reimbursement by Fund
                                                                          of Certain Costs For
                   Fund                                              Fiscal Years Ended October 31,

                                                   1999                          1998                      1997

Balanced Fund                                       $  664,179                $  521,852                 $  364,442
Blue Chip Fund                                       1,336,983                   832,394                    402,003
Bond Fund                                              534,104                   482,817                    278,385
Capital Value Fund                                   1,415,788                 1,247,865                    837,825
Cash Management Fund                                   788,303                   854,575                  1,833,423
Government Securities Income Fund                      544,396                   499,207                    407,146
Growth Fund                                          1,613,707                 1,421,948                  1,121,832
High Yield Fund                                        170,349                   217,020                     98,481
International Emerging Markets Fund                    148,065                   119,948                      4,116(1)
International Fund                                   1,111,335                 1,168,106                    906,359
International SmallCap Fund                            168,397                   153,320                      4,283(1)
Limited Term Bond Fund                                 123,038                    90,187                     44,634
MidCap Fund                                          1,733,436                 1,840,474                  1,308,608
Real Estate Fund                                        93,688                    76,546(2)                     N/A
SmallCap Fund                                          348,721                   199,807(2)                     N/A
Tax-Exempt Bond Fund                                   165,845                   199,780                    135,553
Utilities Fund                                         390,699                   304,813                    230,151

   (1) Period from August 14, 1997 (Date Operations Commenced) through October 31, 1997.
   (2) Period from December 11, 1997 (Date Operations Commenced) through October 31, 1998.

NOTE: The Manager voluntarily waived a portion of its fee for the Limited Term Bond Fund from the date operations commenced and intends to continue such waiver and, if necessary, pay expenses normally payable by the Limited Term Bond Fund through the period ending October 31, 1999 in an amount that will maintain a total level of operating expenses, which as a percent of average net assets attributable to a class on an annualized basis will not exceed 1.00% for the Class A shares, 1.35% for the Class B shares, 1.35% for the Class C shares and 1.60% for the Class R shares. The effect of the waiver was and will be to reduce the Fund's annual operating expenses and increase the Fund's yield and effective yield.

         The Manager has agreed to waive a portion of its fee for the Blue Chip Fund from November 1, 1999. The Manager intends to continue the waiver and, if necessary, pay expenses normally payable by the Blue Chip Fund through the period ending October 31, 2000. The waiver will maintain a total level of operating expenses (expressed as a percent of average net assets attributable to a Class on an annualized basis) not to exceed 1.20% for Class A Shares, 1.95% for Class B Shares, 1.95% for Class C Shares and 1.70% for Class R Shares. The effect of the waiver is to reduce the Fund's annual operating expenses.

         The Manager has agreed to waive a portion of its fee for the Real Estate Fund from November 1, 1999. The Manager intends to continue the waiver and, if necessary, pay expenses normally payable by the Real Estate Fund through the period ending October 31, 2000. The waiver will maintain a total level of operating expenses (expressed as a percent of average net assets attributable to a Class on an annualized basis) not to exceed 1.90% for Class A Shares, 2.65% for Class B Shares, 2.65% for Class C Shares and 2.40% for Class R Shares. The effect of the waiver is to reduce the Fund's annual operating expenses.

         The Manager has agreed to waive a portion of its fee for the SmallCap Fund from November 1, 1999. The Manager intends to continue the waiver and, if necessary, pay expenses normally payable by the SmallCap Fund through the period ending October 31, 2000. The waiver will maintain a total level of operating expenses (expressed as a percent of average net assets attributable to a Class on an annualized basis) not to exceed 1.80% for Class A Shares, 2.55% for Class B Shares, 2.55% for Class C Shares and 2.30% for Class R Shares. The effect of the waiver is to reduce the Fund's annual operating expenses

         The Manager has agreed to waive a portion of its fee for the International Emerging Markets Fund from November 1, 1999. The Manager intends to continue the waiver and, if necessary, pay expenses normally payable by the International Emerging Markets Fund through the period ending October 31, 2000. The waiver will maintain a total level of operating expenses (expressed as a percent of average net assets attributable to a Class on an annualized basis) not to exceed 2.50% for Class A Shares, 3.25% for Class B Shares, 3.25% for Class C Shares and 3.00% for Class R Shares. The effect of the waiver is to reduce the Fund's annual operating expenses.


         The Manager has agreed to waive a portion of its fee for the LargeCap Stock Index Fund from March 1, 2000. The Manager intends to continue the waiver and, if necessary, pay expenses normally payable by the LargeCap Stock Index Fund through the period ending October 31, 2000. The waiver will maintain a total level of operating expenses (expressed as a percent of average net assets attributable to a Class on an annualized basis) not to exceed 0.80% for Class A Shares, _____% for Class B Shares, _____% for Class C Shares and _____% for Class R
         Shares. The effect of the waiver is to reduce the Fund's annual operating expenses.

         The Manager has agreed to waive a portion of its fee for the Partners Aggressive Growth Fund from November 1, 1999. The Manager intends to continue the waiver and, if necessary, pay expenses normally payable by the Partners Aggressive Growth Fund through the period ending October 31, 2000. The waiver will maintain a total level of operating expenses (expressed as a percent of average net assets attributable to a Class on an annualized basis) not to exceed 1.60% for Class A Shares, 2.35% for Class B Shares, 2.35% for Class C Shares and 2.10% for Class R Shares. The effect of the waiver is to reduce the Fund's annual operating expenses.

         The Manager has agreed to waive a portion of its fee for the Partners LargeCap Growth Fund from March 1, 2000. The Manager intends to continue the waiver and, if necessary, pay expenses normally payable by the Partners LargeCap Growth Fund through the period ending October 31, 2000. The waiver will maintain a total level of operating expenses (expressed as a percent of average net assets attributable to a Class on an annualized basis) not to exceed 1.80% for Class A Shares, _____% for Class B Shares, _____% for Class C Shares and _____% for Class R Shares. The effect of the waiver is to reduce the Fund's annual operating expenses.

         The Manager has agreed to waive a portion of its fee for the Partners MidCap Growth Fund from March 1, 2000. The Manager intends to continue the waiver and, if necessary, pay expenses normally payable by the Partners MidCap Growth Fund through the period ending October 31, 2000. The waiver will maintain a total level of operating expenses (expressed as a percent of average net assets attributable to a Class on an annualized basis) not to exceed 1.80% for Class A Shares, _____% for Class B Shares, _____% for Class C Shares and _____% for Class R
         Shares. The effect of the waiver is to reduce the Fund's annual operating expenses.

Each Fund has entered into certain agreements that provide for continuation in effect from year to year only so long as such continuation is specifically approved at least annually either by the Board of Directors of the Fund or by vote of a majority of the outstanding voting securities of the applicable Fund, provided that in either event such continuation shall be approved by vote of a majority of the Directors who are not "interested persons" (as defined in the Investment Company Act of 1940) of the Manager, Principal Life Insurance Company or its subsidiaries or the Fund, cast in person at a meeting called for the purpose of voting on such approval. The Agreements may be terminated at any time on 60 days written notice to the Manager by the Board of Directors of the applicable Fund or by a vote of a majority of the outstanding securities of the Fund and by the Manager, the respective sub-advisor, if any, or Principal Life Insurance Company, as the case may be, on 60 days written notice to the Fund. The Agreements will automatically terminate in the event of their assignment.

The Management Agreement for each Fund (except Growth, LargeCap Stock Index, MidCap, Partners Aggressive Growth, Partners LargeCap Growth and Partners MidCap Growth) was last approved by shareholders of the applicable Fund on November 2, 1999. Shareholders approved the Management Agreement for the other Funds as follows: Growth - November 9, 1999; LargeCap Stock Index - _____________, 2000; MidCap - December 10, 1999; Partners Aggressive Growth - November 1, 1999; Partners LargeCap Growth - ____________, 2000; and Partners MidCap Growth- _____________, 2000.

The agreements for each Fund were last approved by the Board of Directors for that Fund as follows:

                                            Investment Services              Management             Sub-Advisory
         Fund                                    Agreement                    Agreement               Agreement


   Balanced                                        9/13/99                     9/13/99                  9/13/99
   Blue Chip                                       9/13/99                     9/13/99                  9/13/99
   Bond                                            9/13/99                     9/13/99                  9/13/99
   Capital Value                                   9/13/99                     9/13/99                  9/13/99
   Cash Management                                 9/13/99                     9/13/99                  9/13/99
   Government Securities Income                    9/13/99                     9/13/99                  9/13/99
   Growth                                          9/13/99                     9/13/99                  9/13/99
   High Yield                                      9/13/99                     9/13/99                  9/13/99
   International                                   9/13/99                     9/13/99                  9/13/99
   International Emerging Markets                  9/13/99                     9/13/99                  9/13/99
   International SmallCap                          9/13/99                     9/13/99                  9/13/99
   LargeCap Stock Index                           12/13/99                    12/13/99                 12/13/99
   Limited Term Bond                               9/13/99                     9/13/99                  9/13/99
   MidCap                                          9/13/99                     9/13/99                  9/13/99
   Partners Aggressive Growth                          N/A                     9/13/99                  9/13/99
   Partners LargeCap Growth                            N/A                    12/13/99                 12/13/99
   Partners MidCap Growth                              N/A                    12/13/99                 12/13/99
   Real Estate                                     9/13/99                     9/13/99                  9/13/99
   SmallCap                                        9/13/99                     9/13/99                  9/13/99
   Tax-Exempt Bond                                 9/13/99                     9/13/99                  9/13/99
   Utilities                                       9/13/99                     9/13/99                  9/13/99

BROKERAGE ON PURCHASES AND SALES OF SECURITIES

In distributing brokerage business arising out of the placement of orders for the purchase and sale of securities for any Fund, the objective of the Fund's Manager or Sub-Advisor is to obtain the best overall terms. In pursuing this objective, the Manager or Sub-Advisor considers all matters it deems relevant, including the breadth of the market in the security, the price of the security, the financial condition and executing capability of the broker or dealer and the reasonableness of the commission, if any (for the specific transaction and on a continuing basis). This may mean in some instances that the Manager or Sub-Advisor will pay a broker commissions that are in excess of the amount of commissions another broker might have charged for executing the same transaction when the Manager or Sub-Advisor believes that such commissions are reasonable in light of (a) the size and difficulty of the transaction (b) the quality of the execution provided and (c) the level of commissions paid relative to commissions paid by other institutional investors. (Such factors are viewed both in terms of that particular transaction and in terms of all transactions that broker executes for accounts over which the Manager or Sub-Advisor exercises investment discretion. The Manager or Sub-Advisor may purchase securities in the over-the-counter market, utilizing the services of principal market makers unless better terms can be obtained by purchases through brokers or dealers, and may purchase securities listed on the New York Stock Exchange from non-Exchange members in transactions off the Exchange.)

The Manager or Sub-Advisor gives consideration in the allocation of business to services performed by a broker (e.g., the furnishing of statistical data and research generally consisting of, but not limited to, information of the following types: analyses and reports concerning issuers, industries, economic factors and trends, portfolio strategy and performance of client accounts). If any such allocation is made, the primary criteria used will be to obtain the best overall terms for such transactions. The Manager or Sub-Advisor may pay additional commission amounts for research services. Such statistical data and research information received from brokers or dealers may be useful in varying degrees and the Manager or Sub-Advisor may use it in servicing some or all of the accounts it manages. Some statistical data and research information may not be useful to the Manager or Sub-Advisor in managing the client account, brokerage for which resulted in the Manager's or Sub-Advisor's receipt of the statistical data and research information. However, in the Manager's or Sub-Advisor's opinion, the value thereof is not determinable and it is not expected that the Manager's or Sub-Advisor's expenses will be significantly reduced since the receipt of such statistical data and research information is only supplementary to the Manager's or Sub-Advisor's own research efforts. The Manager or Sub-Advisor allocated portfolio transactions for the Funds indicated in the following table to certain brokers during the fiscal year ended October 31, 1999 due to research services provided by such brokers. The table also indicates the commissions paid to such brokers as a result of these portfolio transactions.

                    Fund                                Commissions Paid

          Balanced                                          $
          Blue Chip
          Capital Value
          Growth
          International Emerging Markets
          International
          International SmallCap
          MidCap
          Real Estate
          SmallCap
          Utilities

Purchases and sales of debt securities and money market instruments usually are principal transactions; portfolio securities are normally purchased directly from the issuer or from an underwriter or marketmaker for the securities. Such transactions are usually conducted on a net basis with the Fund paying no brokerage commissions. Purchases from underwriters include a commission or concession paid by the issuer to the underwriter, and the purchases from dealers serving as marketmakers include the spread between the bid and asked prices.

The following table shows the brokerage commissions paid during the periods indicated. In each year, 100% of the commissions paid by each Fund went to broker-dealers which provided research, statistical or other factual information.

                                             Total Brokerage Commissions Paid

                 Fund                           1999       1998         1997

 Balanced Fund                             $   50,867   $  70,261     $  47,096
 Blue Chip Fund                               149,945      41,024       113,923
 Capital Value Fund                           695,270     331,316       339,994
 Growth Fund                                  438,476     276,004        43,018
 International Emerging Markets Fund          125,801      51,821        45,140*
 International Fund                         1,201,021     758,808       708,333
 International SmallCap Fund                  306,636     101,485        46,970*
 MidCap Fund                                  517,173     242,311        98,217
 Real Estate Fund                              36,634      40,791**         N/A
 SmallCap Fund                                154,031      46,957**         N/A
 Utilities Fund                                95,017      39,470        58,450

         * Period from August 14, 1997 (date operations commenced) through October 31, 1997.
         **Period  from  December  11,  1997 (date operations commenced) through
           October 31, 1998.

Brokerage commissions paid to affiliates during the fiscal year ending October 31 were as follows:

                                                      Commissions Paid to Goldman Sachs Co.
                                      Total Dollar             As Percent of           Percent of Dollar Amount
        Fund                             Amount              Total Commissions       of Commissionable Transactions
Balanced Fund
         1999                           $  1,725                   3.39%                         1.94%
         1998                              2,950                   4.20%                         1.87%
Blue Chip Fund
         1999                              7,735                   5.16%                         5.25%
Capital Value Fund
         1999                             87,440                  12.58%                        10.41%
Growth Fund
         1999                             10,650                   2.43%                         3.63%
         1998                              5,000                   1.81%                         1.87%
International Emerging Markets Fund
         1999                              6,756                   5.37%                         5.97%
         1998                                662                   1.28%                         1.54%
International Fund
         1999                             90,123                   7.50%                         5.97%
         1998                             41,600                   5.48%                         5.79%
International SmallCap Fund
         1999                             26,377                   8.60%                         9.72%
         1998                              2,326                   2.29%                         2.96%
MidCap Fund
         1999                             21,673                   4.19%                         3.49%
Real Estate Fund
         1999                                135                   0.37%                         0.47%
SmallCap Fund
         1999                              2,370                   1.54%                         2.95%
         1998                                210                   0.45%                         0.61%
Utilities Fund
         1999                              3,160                   3.33%                         3.83%
         1998                              1,500                   3.80%                         3.71%

                                                       Commissions Paid to J.P. Morgan Securities
                                      Total Dollar             As Percent of           Percent of Dollar Amount
        Fund                             Amount              Total Commissions       of Commissionable Transactions
Balanced Fund
         1999                           $  6,841                  13.45%                        15.18%
         1998                                500                   0.71%                         1.03%
Blue Chip Fund
         1999                              8,485                   5.66%                         5.82%
         1998                              1,950                   4.75%                         5.35%
Capital Value Fund
         1999                              9,470                   1.36%                         1.83%
         1998                             18,935                   5.72%                         6.27%
Growth Fund
         1999                             23,170                   5.28%                         5.47%
         1998                              1,250                   0.45%                         0.39%
International Emerging Markets Fund
         1999                              4,492                   3.57%                         4.82%
         1998                              2,570                   4.96%                         6.77%
International Fund
         1999                             13,911                   1.16%                         1.22%
         1998                             17,961                   2.37%                         1.80%
MidCap Fund
         1999                             10,715                   2.07%                         1.87%
Real Estate Fund
         1999                              8,845                  24.14%                        23.03%
         1998                              3,205                   7.86%                         7.67%
SmallCap Fund
         1999                              3,065                   1.99%                         2.68%
Utilities Fund
         1999                              3,935                   4.14%                         4.98%

                                                 Commissions Paid to Morgan Stanley& Co. Incorporated
                                      Total Dollar             As Percent of           Percent of Dollar Amount
        Fund                             Amount              Total Commissions       of Commissionable Transactions
Balanced Fund
         1999                           $  2,300                   4.52%                         4.33%
         1998                              2,630                   3.74%                         2.27%
         1997                                 45                     -                           0.1%
Blue Chip Fund
         1999                             13,950                   9.30%                        11.72%
         1998                                365                   0.89%                         0.99%
         1997                              4,602                   4.0%                          2.4%
Capital Value Fund
         1999                             12,575                   1.81%                         2.48%
         1998                             13,740                   4.15%                         3.78%
         1997                              9,900                   2.9%                          2.4%
Growth Fund
         1999                             12,338                   2.81%                         3.90%
         1998                             12,500                   4.53%                         4.92%
         1997                              3,250                   7.6%                          8.5%
International Emerging Markets Fund
         1999                              2,570                   2.04%                         2.76%
         1998                              1,499                   2.89%                         3.64%
         1997                              1,586                   3.5%                          9.3%
International Fund
         1999                            128,900                  10.73%                        11.76%
         1998                             78,938                  10.40%                        10.03%
         1997                             20,595                   2.9%                          2.7%
International SmallCap Fund
         1999                             18,755                   6.12%                         8.26%
         1998                              4,284                   4.22%                         7.42%
         1997                              1,502                   3.2%                          4.2%
MidCap Fund
         1999                             21,551                   4.17%                         5.00%
         1998                              7,716                   3.18%                         4.19%
         1997                              3,750                   3.8%                          2.8%
Real Estate Fund
         1999                              1,600                   4.37%                         4.10%
         1998                             11,540                  28.29%                        28.36%
SmallCap Fund
         1999                                795                   0.52%                         0.81%
         1998                                840                   1.79%                         1.65%
Utilities Fund
         1999                                340                   0.36%                         0.49%
         1998                              1,735                   4.40%                         5.95%

Morgan Stanley & Co. Incorporated is affiliated with Morgan Stanley, which acts as sub-advisor to the Partners Aggressive Growth Fund and two Accounts included in the Fund complex.

The Manager acts as investment advisor for each of the funds sponsored by Principal Life Insurance Company. The Manager or Sub-Advisor, if any, places orders to trade portfolio securities for each of these Funds. If, in carrying out the investment objectives of the Funds, occasions arise when purchases or sales of the same equity securities are to be made for two or more of the Funds at the same time (or, in the case of accounts managed by a Sub-Advisor, for two or more Funds and any other accounts managed by the Sub-Advisor), the Manager or Sub-Advisor may submit the orders to purchase or, whenever possible, to sell, to a broker/dealer for execution on an aggregate or "bunched" basis. The Manager (or, in the case of accounts managed by a Sub-Advisor, the Sub-Advisor) may create several aggregate or "bunched" orders relating to a single security at different times during the same day. On such occasions, the Manager (or, in the case of accounts managed by a Sub-Advisor, the Sub-Advisor) will randomly order the accounts whose individual orders for purchase or sale make up each aggregate or "bunched" order. Securities purchased or proceeds of sales received on each trading day with respect to each such aggregate or "bunched" order shall be allocated to the various Funds (or, in the case of a Sub-Advisor, the various Funds and other client accounts) whose individual orders for purchase or sale make up the aggregate or "bunched" order by filling each Fund's (or, in the case of a Sub-Advisor, each Fund's or other client account's) order in the sequence arrived at by the random ordering. Securities purchased for funds (or, in the case of a Sub-Advisor, Funds and other client accounts) participating in an aggregate or "bunched" order will be placed into those Funds and, where applicable, other client accounts at a price equal to the average of the prices achieved in the course of filling that aggregate or "bunched" order.

If purchases or sales of the same debt securities are to be made for two or more of the Funds at the same time, the securities will be purchased or sold proportionately in accordance with the amount of such security sought to be purchased or sold at that time for each Fund.

HOW TO PURCHASE SHARES

Each Fund, except the Tax-Exempt Bond Fund, offers investors four classes of shares which bear sales charges in different forms and amounts: Class A, Class B, Class C and Class R shares. The Tax-Exempt Bond Fund offers only Class A, Class B and Class C shares.

Purchases are generally made by completing an Account Application or a Principal Mutual Fund IRA Application and mailing it to Princor. Shares are issued at the offering price next computed after the application is received at Princor's main office and Princor receives the amount to be invested. Generally, the initial amount to be invested in a Principal Mutual Fund IRA is directly transferred to Princor from the Administered Employee Benefit Plans ("AEBP"). However, in some cases the investor purchases shares by check. If investing by check, shares are issued at the offering price next computed after the completed application and check are received at Princor's main office. Subsequent purchases are executed at the price next computed after receipt of the investor's check at Princor's main office. All orders are subject to acceptance by the Fund or Funds and Princor. Orders from individuals for Class R shares that equal or exceed $500,000 are treated as orders for Class A shares, unless accompanied by a written acknowledgment that the order should be treated as an order for Class R shares.

Redemptions by shareholders investing by check will be effected only after payment has been collected on the check, which may take up to 8 business days or more. Investors considering redeeming or exchanging shares shortly after purchase should pay for those shares with a certified check, bank cashier's check or money order to avoid any delay in redemption, exchange or transfer.

Class A Shares. An investor who purchases less than $1 million of Class A shares (except Class A shares of the Cash Management Fund) pays a sales charge at the time of purchase. As a result, such shares are not subject to any charges when they are redeemed. An investor who purchases $1 million or more of Class A shares does not pay a sales charge at the time of purchase. However, a redemption of such shares occurring within 18 months from the date of purchase will be subject to a contingent deferred sales charge ("CDSC") at the rate of
 .75% (.25% for the LargeCap Stock Index and Limited Term Bond Funds) the lesser of the value of the shares redeemed (exclusive of reinvested dividend and capital gain distributions) or the total cost of such shares. Shares subject to the CDSC which are exchanged into another Principal Mutual Fund will continue to be subject to the CDSC until the original 18 month period expires. However no CDSC is payable with respect to redemption of Class A shares used to fund a Principal Mutual Fund 401(a) or Principal Mutual Fund 401(k) retirement plan, except redemptions resulting from the termination of the plan or transfer of plan assets. In addition, the CDSC will be waived in connection with 1) redemption of shares from retirement plans to satisfy minimum distribution rules under the Code or 2) shares redeemed through a systematic withdrawal plan that permits up to 10% of the value of a shareholder's Class A shares of a particular Fund on the last business day of December of each year to be withdrawn automatically in equal monthly installments throughout the year. Certain purchases of Class A shares qualify for reduced sales charges. Class A shares for each Fund, except the Cash Management Fund, currently bear a 12b-1 fee at the annual rate of up to 0.25% (0.15% for the LargeCap Stock Index and Limited Term Bond Funds) of the Fund's average net assets attributable to Class A shares. See "Distribution Plan."

Class B Shares. Class B shares are purchased without an initial sales charge, but are subject to a declining CDSC of up to 4% (1.25% for the LargeCap Stock Index and Limited Term Bond Funds) if redeemed within six years. Class B shares purchased under certain sponsored Principal Mutual Fund plans established after February 1, 1998, are subject to a CDSC of up to 3% if redeemed within five years of purchase. (See "Plans Other than Administered Employee Benefit Plans" ("AEBP") for discussion of sponsored Principal Mutual Fund plans.) See "Offering Price of Funds' Shares." Class B shares bear a higher 12b-1 fee than Class A shares, currently at the annual rate of up to 1.00% (.50% for the LargeCap Stock Index and Limited Term Bond Funds) of the Fund's average net assets attributable to Class B shares. See "Distribution Plan." Class B shares provide an investor the benefit of putting all of the investor's dollars to work from the time the investment is made, but (until conversion to Class A shares) have a higher expense ratio and pay lower dividends than Class A shares due to the higher 12b-1 fee. Class B shares automatically convert into Class A shares, based on relative net asset value (without a sales charge), seven years after the purchase date. Class B shares acquired by exchange from Class B shares of another Principal Mutual Fund convert into Class A shares based on the time of the initial purchase. At the same time, a pro rata portion of all shares purchased through reinvestment of dividends and distributions convert into Class A shares, with that portion determined by the ratio that the shareholder's Class B shares converting into Class A shares bears to the shareholder's total Class B shares that were not acquired through dividends and distributions. The conversion of Class B shares to Class A shares is subject to the continuing availability of a ruling from the Internal Revenue Service or an opinion of counsel that such conversions will not constitute taxable events for Federal tax purposes. There can be no assurance that such ruling or opinion will be available, and the conversion of Class B shares to Class A shares will not occur if such ruling or opinion is not available. In such event, Class B shares would continue to be subject to higher expenses than Class A shares for an indefinite period.

Class C Shares. Class C shares are sold without the imposition of an initial sales charge; however, Class C shares redeemed within one year of purchase are subject to a CDSC of 1% (.5% for LargeCap Stock Index and Limited Term Bond Funds). The charge is assessed on the amount equal to the lesser of the current market value or the original purchase cost of the shares being redeemed. No CDSC is imposed on increases in account value above the initial purchase price, including shares derived from the reinvestment of dividends or capital gains distributions. Class C shares do not convert to any other class of Fund shares.

Class C shares bear a higher 12b-1 fee than other Class shares. Currently Class C share 12b-1 fees are set at the annual rate of up to 1.00% (.50% for the LargeCap Stock Index and Limited Term Bond Funds) of the Fund's average net assets. See "Distribution Plan." Class C shares provide an investor the benefit of putting all of the investor's dollars to work from the time the investment is made, but have a higher expense ratio and pay lower dividends than other Class shares due to the higher 12b-1 fee. Class C shares do not convert into other Class shares. Class C shares are subject to higher expenses than other Class shares for an indefinite period.

Which arrangement between Class A, Class B and Class C Shares is better for an investor? The decision as to which class of shares provides a more suitable investment for an investor depends on a number of factors, including the amount and intended length of the investment. Investors making investments that qualify for reduced sales charges might consider Class A shares. Investors who prefer not to pay an initial sales charge and who plan to hold their investment for more than seven years might consider Class B shares. Orders from individuals for Class B shares for $250,000 or more will be treated as orders for Class A shares unless the shareholder provides written acknowledgment that the order should be treated as an order for Class B shares. Sales personnel may receive different compensation depending on which class of shares are purchased. If you prefer not to pay an initial sales charge and you plan to hold your investment for greater than one but less than seven years, you may prefer Class C shares.

Class R Shares. Class R shares are purchased without an initial sales charge or a contingent deferred sales charge ("CDSC"). Class R shares bear a higher 12b-1 fee than Class A shares, currently at the annual rate of up to .75% (.25% for the LargeCap Stock Index and .35% for the Limited Term Bond Funds) of the Fund's average net assets attributable to Class R shares. See "Distribution and Shareholder Servicing Plans and Fees." Class R shares provide an investor the benefit of putting all of the investor's dollars to work from the time the investment is made, but (until conversion to Class A shares) have a higher expense ratio and pay lower dividends than Class A shares due to the higher 12b-1 fee. Class R shares automatically convert to Class A shares, based on relative net asset value (without a sales charge), on the first business day of the 49th month after the purchase date. Class R shares acquired by exchange from Class R shares of another Principal Mutual Fund convert into Class A shares based on the time of the initial purchase. (See "How to Exchange Shares Among Principal Mutual Funds" in the Prospectus.) At the same time, a pro rata portion of all shares purchased through reinvestment of dividends and distributions convert into Class A shares, with that portion determined by the ratio that the shareholder's Class R shares converting into Class A shares bears to the shareholder's total Class R shares that were not acquired through dividends and distributions. The conversion of Class R shares to Class A shares is subject to the continuing availability of a ruling from the Internal Revenue Service or an opinion of counsel that such conversions will not constitute taxable events for Federal tax purposes. There can be no assurance that such ruling or opinion will be available, and the conversion of Class R shares to Class A shares will not occur if such ruling or opinion is not available. In such event, Class R shares would continue to be subject to higher expenses that Class A shares for an indefinite period.

Purchasing Class R Shares. Class R shares are offered only to individuals (and his/her spouse, child, parent, grandchild and trusts primarily for their benefit) who: receive lump sum distributions from retirement plans serviced by Principal Life Insurance Company; or are participants in retirement plans serviced by Principal Life Insurance Company; or own individual life or disability insurance policies issued by Principal Life Insurance Company that do not have an insurance agent licensed to sell such policies assigned to the policies; or have mortgages which are serviced by Principal Life Insurance Company; or have existing Principal Mutual Fund Class R Share accounts. Generally, the initial amount to be invested in a Principal Mutual Fund IRA is directly transferred to Princor from the Administered Employee Benefit Plans ("AEBP"). However, in some cases the investor purchases shares by check. If investing by check, shares are issued at the offering price next computed after the completed application and check are received at Princor's main office. Orders from individuals for Class R shares that equal or exceed $500,000 are treated as orders for Class A shares, unless accompanied by a written acknowledgment that the order should be treated as an order for Class R shares.

OFFERING PRICE OF FUNDS' SHARES

The Funds offer their respective shares continuously through Princor, which is the principal underwriter for the Funds and sells shares as agent on behalf of the Funds. Princor may select other dealers through which shares of the Funds may be sold. Certain dealers may not sell all classes of shares.

Class A shares
Class A shares of the Cash Management Fund is sold to the public at net asset value; no sales charge applies to purchases of the Cash Management Fund. Class A shares of the Growth-Oriented and Income-Oriented Funds, except the LargeCap Stock Index and Limited Term Bond Funds, are sold to the public at the net asset value plus a sales charge which ranges from a high 4.75% to a low of 0% of the offering price (equivalent to a range of 4.99% to 0% of the net amount invested) according to the schedule below. Class A shares of the LargeCap Stock Index and Limited Term Bond Funds are sold to the public at the net asset value plus a sales charge which ranges from a high of 1.50% to a low of 0% of the offering price according to the schedule below. Selected dealers are allowed a concession as shown. At Princor's discretion, the entire sales charge may at times be reallowed to dealers. In some situations, depending on the services provided by the dealer, the concession may be less. Any dealer allowance on purchases not involving a sales charge is determined by Princor. Upon notice to all broker-dealers with whom it has a selling agreement, Princor may allow to broker-dealers electing to participate up to the full applicable sales charge, as shown in the table below, during periods and for transactions specified in such notice, and such reallowances may be based in whole or in part upon attainment of minimum sales levels. Certain commercial banks may make shares of the Funds available to their customers on an agency basis. Pursuant to the agreements between Princor and such banks all or a portion of the sales charge paid by a bank customer in connection with a purchase of Fund shares may be retained by or remitted to the bank.

                                             Sales Charge for
                                             All Funds Except              Sales Charge for
                                         LargeCap Stock Index and      LargeCap Stock Index and           Dealer Allowance as
                                          Limited Term Bond Funds       Limited Term Bond Funds           % of Offering Price
                                                                                                        All Funds         LargeCap
                                                                                                     Except LargeCap     Stock Index
                                           Sales Charge as % of:         Sales Charge as % of:         Stock Index       and Limited
                                         Offering       Amount          Offering      Amount           and Limited          Term
     Amount of Purchase                    Price       Invested           Price      Invested        Term Bond Funds      Bond Funds
Less than  $50,000                         4.75%         4.99%             1.50%       1.52%               4.00%             1.25%
$50,000 but less than $100,000             4.25          4.44              1.25        1.27                3.75              1.00
$100,000 but less than $250,000            3.75          3.90              1.00        1.01                3.25              0.75
$250,000 but less than $500,000            2.50          2.56              0.75        0.76                2.00              0.50
$500,000 but less than $1,000,000          1.50          1.52              0.50        0.50                1.25              0.25
$1,000,000 or more                   No  Sales  Charge   0.00       No  Sales  Charge  0.00                0.75              0.25

Rights of Accumulation. The applicable sales charge is determined by adding the current net asset value of any Class A shares, Class B shares and Class C shares already owned by the investor to the amount of the new purchase. The corresponding percentage factor in the schedule is then applied to the entire amount of the new purchase. For example, if an investor currently owns Class A, Class B or Class C shares with a value of $5,000 and makes an additional investment of $45,000 in Class A shares of a Growth-Oriented Fund (the total of which equals $50,000), the charge applicable to the $45,000 investment would be 4.25% of the offering price. If the investor purchases shares of more than one Principal Mutual Fund at the same time, those purchases are aggregated and added to the net asset value of the shares of Principal Mutual Funds already owned by the investor to determine the sales charge for the new purchase. Class A shares of the Cash Management Fund are not counted in determining either the amount of a new purchase or the current net asset value of shares already owned, unless the shares of the Cash Management Fund were acquired in exchange for shares of other Principal Mutual Funds. If the investor purchases shares from a broker/dealer other than Princor, the dealer should be advised of any shares already owned.

Investments made by an individual, or by an individual's spouse and dependent children purchasing shares for their own account or by a trust primarily for the benefit of such persons, or by a trustee or other fiduciary purchasing for a single trust estate or single fiduciary account (including a pension, profit-sharing, or other employee-benefit trust created pursuant to a plan qualified under Section 401 of the Internal Revenue Code) will be treated as investments made by a single investor in calculating the sales charge. In addition, investments made through an employer by or on behalf of an employee (including independent contractors) by means of payroll deductions or otherwise, are also considered investments by a single investor in calculating the sales charge. Other groups (as allowed by rules of the Securities and Exchange Commission) may be considered for a reduced sales charge. An investor whose new account qualifies for a reduced charge on the basis of other accounts owned by the individual, spouse or children, should be certain to identify those accounts at the time of the new application.

Statement of Intention (SOI). Another method is available by which a purchaser may qualify for a reduced sales charge on the purchase of Class A shares of the Funds. A purchaser may execute an SOI indicating the total amount (excluding reinvested dividends and capital gains distributions) intended to be invested (including all investments for the account of the spouse and dependent children or trusts for the benefit of such persons) in Class A shares (except Class A shares of the Cash Management Fund), Class B shares and Class C shares of the Funds within a thirteen-month period (two-year period if the intended investment is made by a trustee of a Section 401(a) plan or is equal to or greater than $1 million). The SOI may be submitted by a shareholder other than a trustee of a Principal Mutual Fund 401(a) plan, within 90 days after the date of the first purchase to be included within the SOI period. A trustee of a Principal Mutual Fund 401(a) plan must submit the SOI at the time the first plan purchase is made; the SOI may not be submitted after the initial plan purchase and the 90 day backdating is not available. The SOI period begins on the date of the first purchase included for purposes of satisfying the statement. When an existing shareholder submits an SOI, the net asset value of all Class A shares (except Class A shares of the Cash Management Fund), Class B shares and Class C shares in that shareholder's account or accounts combined for rights of accumulation purposes, is added to the amount that has been indicated will be invested during the applicable period, and the sales charge applicable to all purchases of Class A shares made under the SOI is the sales charge which applies to a single purchase of this total amount.

An SOI may be entered into for any amount provided such amount, when added to the net asset value of any shares already held, equals or is in excess of the amount needed to qualify for a reduced sales charge. In the event a shareholder invests an amount in excess of the indicated amount, such excess is allowed any further reduced sales charge for which it qualifies.

The SOI provides for a price adjustment if the amount actually invested is less than the amount specified therein. Sufficient Class A shares belonging to the shareholder, other than a shareholder that is 401(a) qualified plan trustee, are held in escrow in the shareholder's account by Princor to make up any difference in sales charges based on the amount actually purchased. If the intended investment is completed within the thirteen-month period (or two-year period), such shares are released to the shareholder. If the total intended investment is not completed within that period shares are, to the extent necessary, redeemed and the proceeds used to pay the additional sales charge due. A shareholder that is 401(a) qualified plan trustee is billed by Princor Financial Services Corporation for any additional sales charge due at the end of the two-year period. In any event, the sales charge applicable to these purchases is no more than the applicable sales charge had the shareholder made all of such purchases at one time. The SOI does not constitute an obligation on the shareholder to purchase, nor the Funds to sell, the amount indicated.

Purchases at Net Asset Value.
A Fund's Class A shares may be purchased without a sales charge:
o by its Directors, Principal Life and its subsidiaries and their employees, officers, directors (active or retired), brokers or agents. This also includes their immediate family members and trusts for the benefit of these individuals;
o    by the Principal Employees' Credit Union;
o    by non-ERISA clients of Invista and Principal Capital Management LLC;
o by any employee or Registered Representative (and their employees) of an authorized broker-dealer;
o through broker-dealers, investment advisors and other financial institutions that have entered into an agreement with Princor which includes a requirement that such shares be sold for the benefit of clients participating in a "wrap account" or similar program under which clients pay a fee to the broker-dealer, investment advisor or financial institution;
o by unit investment trusts sponsored by Principal Life and/or its subsidiaries or affiliates;
o by certain employee welfare benefit plan customers of Principal Life with Plan Deposit Accounts;
o by participants who receive distributions from certain annuity contracts offered by Principal Life (except for shares of Tax-Exempt Bond Fund);
o to the extent the investment represents the proceeds of a total surrender of certain Principal Life issued unregistered group annuity contracts if Principal Life waives any applicable CDSC or other contract surrender charge;
o by using cash payments received from Principal Bank under its awards program;
o to the extent the investment represents redemption proceeds from certain unregistered group annuity contracts issued by Principal Life to fund an employer's 401(a) plan where such proceeds are used to fund the employer's 401(a) plan; and
o to the extent the purchase proceeds represent a distribution from a terminating 401(a) plan if the employer or plan trustee has entered into a written agreement with Princor permitting the group solicitation of employees/participants. Such purchases are subject to the CDSC which applies to purchases of $1 million or more as described above.

Class A shares may also be purchased without a sales charge if your Registered Representative has recently become affiliated with a broker-dealer authorized to sell shares of the Principal Mutual Funds. The following conditions must be met;
o your purchase of Class A shares must take place within the first 180 days of your Registered Representative's affiliation with the authorized broker-dealer;
o your investment must represent the sales proceeds from other mutual fund shares (you must have paid a front-end sales charge or a CDSC) and the sale must occur within the 180 day period; and
o you must indicate on your Principal Mutual Fund application that you are eligible for waiver of the front-end sales charge.
o    you must send us either:
     o the check for the sales proceeds (endorsed to Principal Mutual Funds) or
     o a copy of the confirmation statement from the other mutual fund showing the sale transaction. If you place your order to buy Principal Mutual Fund shares on the telephone, you must send us a copy of the confirmation within 21 days of placing the order. If we do not receive the confirmation within 21 days, we will sell enough of your Class A shares to pay the sales charge that otherwise would have been charged.

Each of the Funds, except Principal Tax-Exempt Bond Fund, have obtained an exemptive order from the Securities and Exchange Commission ("SEC") to permit each Fund to offer its shares at net asset value to participants of certain annuity contracts issued by Principal Life Insurance Company. In addition, each of these Funds are available at net asset value to the extent the investment represents the proceeds from a total surrender of certain unregistered annuity contracts issued by Principal Life Insurance Company and for which Principal Life Insurance Company waives any applicable contingent deferred sales charges or other contract surrender charges.

During the period beginning December 1, 2000 and ending January 31, 2001, investors may purchase Class A shares of the Funds at net asset value to the extent that this investment represents the proceeds of a redemption, within the preceding 60 days, of shares (the purchase price of which shares included a front-end sales charge on the redemption of which was subject to a contingent deferred sales charge) of another investment company. This provision does not apply to purchase of Class A shares used to fund a defined contribution plan. When making a purchase at net asset value pursuant to this provision, the investor must indicate on the account application that the purchase qualifies for a net asset value purchase and must forward to Princor either (i) the redemption check representing the proceeds of the shares redeemed, endorsed to the order of Princor Financial Services Corporation, or (ii) a copy of the confirmation from the other investment company showing the redemption transactions. In the case of a wire purchase pursuant to this provision, a copy of the confirmation from the other investment company showing the redemption must be forwarded to and received by Princor within 21 days following the date of purchase. If the confirmation is not provided within the 21-day period, a sufficient number of shares will be redeemed from the shareholder's account to pay the otherwise applicable sales charge.

Purchases at a Reduced Sales Charge. A reduced sales charge is also available for purchases of Class A shares of the Funds, except the LargeCap Stock Index and Limited Term Bond Funds, to the extent that the investment represents the death benefit proceeds of one or more life insurance policies or annuity contracts (other than an annuity contract issued to fund an employer-sponsored retirement plan that is not an SEP, salary deferral 403(b) plan or HR-10 plan) of which the shareholder is a beneficiary if one or more of such policies or contracts is issued by Principal Life Insurance Company, or any directly or indirectly owned subsidiary of Principal Life Insurance Company, and such investment is made in any Principal Mutual Fund within one year after the date of death of the insured. (Shareholders should seek advice from their tax advisors regarding the tax consequences of distributions from annuity contracts.) Such shares may be purchased at net asset value plus a sales charge which ranges from a high of 2.50% to a low of 0% of the offering price (equivalent to a range of 2.56% to 0% of the net amount invested) according to the schedule below:

                                                   Sales Charge as a % of:

                                                                                     Net Dealer Allowance as %
                                                 Offering             Amount              of Offering
           Amount of Purchase                      Price             Invested               Price

     Less than $500,000                            2.50%              2.56%                  2.10%
     $500,000 but less than $1,000,000             1.50               1.52                   1.25
     $1,000,000 or more                        No Sales Charge        0.00                   0.75

Sales Charges for Employer-Sponsored Plans

Administered Employee Benefit Plans. Class A shares of the Growth-Oriented Funds, except LargeCap Stock Index Fund, and Income-Oriented Funds, except Limited Term Bond Fund and, in certain circumstances, Tax-Exempt Bond Fund which is not available for certain retirement plans, are sold at net asset value to stock bonus, pension or profit sharing plans that meet the requirements for qualification under Section 401 of the Internal Revenue Code of 1986, as amended, certain Section 403(b) Plans, Section 457 Plans and other Non-qualified Plans administered by Principal Life Insurance Company pursuant to a written service agreement ("Administered Employee Benefit Plans"). The service agreement between Principal Life Insurance Company and the employer relating to the administration of the plan includes a charge payable by the employer for any commissions which Princor is authorized to pay in connection with such sales. Principal Life Insurance Company in turn pays the amount of these charges to Princor. The commission payable by Princor in connection with any such sale will be determined in accordance with one of the following schedules:

                                                         Schedule 1
                                                                            Amount Payable by Employer as a Percent
     Amount of Plan Contributions*  in Each Year                                        of Plan Contributions

                 The first $5,000                                                              4.50%
                 The next $5,000                                                               3.00
                 The next $5,000                                                               1.70
                 The next $35,000                                                              1.40
                 The next $50,000                                                              0.90
                 The next $400,000                                                             0.60
                 Excess over $500,000                                                          0.25


                                                          Schedule 2
                 The first $50,000                                                             3.00%
                 The next $50,000                                                              2.00
                 The next $400,000                                                             1.00
                 The next $2,500,000                                                           0.50
                 Excess over $3,000,000                                                        0.25

     * Plan contributions directed to an annuity contract issued by Principal Life Insurance Company to fund the plan are combined with contributions directed to the Funds to determine the applicable commission charge.

Generally, the commission level described in Schedule 2 apply for salary deferral Plans and the commission level described in Schedule 1 apply to other plans. No commission will be payable by the employer if shares of the Funds used to fund an Administered Employee Benefit Plan are purchased through a registered representative of Princor Financial Services Corporation who is also a Group Insurance Representative employee of Principal Life Insurance Company.

Plans Other Than Administered Employee Benefit Plans. Shares of the Funds are offered to fund certain sponsored Princor plans. These plans can be divided into three categories: Retirement plans meeting the requirements of Section 401 of the Internal Revenue Code (e.g. 401(k) Plans, Profit Sharing Plans and Money Purchase Pension Plans); Group Solicited Plan Terminations; and other employer-sponsored retirement plans (SIMPLE IRA Plans, Simplified Employee Pension Plans, Salary Reduction Simplified Employee Pension Plans, Non-Qualified Deferred Compensation Plans, Payroll Deduction Plans ("PDP") and certain Association Plan.

     Princor 401 Plans
     When establishing a Princor Section 401 Plan, the employer chooses whether to fund the plan with either Class A shares, Class B shares or Class C shares. If Class A shares are used to fund the plan, all plan investments are treated as made by a single investor to determine whether a reduced sales charge is available. The regular sales charge table for Class A shares applies to purchases $250,000 or more. If Class B shares are used to fund the plan, contributions into the plan after the plan assets amount to $250,000 or more, are used to purchase Class A shares unless the plan trustee directs otherwise. Plan assets are not combined with investments made outside of the plan to determine the sales charge applicable to such investments. Investments made by plan participants outside of the plan are not included with plan assets to determine the sales charge applicable to the plan.

     Group Solicited Plan Terminations
     Occasionally, an employer terminates a Section 401 Plan. If the employer or plan trustee enters into a written agreement with Princor permitting the group solicitation of the employees/plan participants, the proceeds of distributions from such plans are eligible to purchase shares of the funds at net asset value. A redemption of such shares within 18 months after purchase are subject to a contingent deferred sales charge ("CDSC") at the rate of .75% (.25% for the LargeCap Stock Index and Limited Term Bond Funds) of the lesser of the value of the shares redeemed (exclusive of reinvested dividends and capital gain distributions) or the total cost of such shares. The CDSC is waived in connection with (1) redemption of shares to satisfy IRS minimum distribution rules or (2) shares redeemed through a systematic withdrawal plan that permits up to 10% of the value of the shareholder's Class A shares of a Fund on the last business day of December each year to be withdrawn automatically in equal monthly installments throughout the year.

     Other Employer Sponsored Princor Plans
     When establishing an employer-sponsored Princor plan, the employer chooses whether to fund the plan with either Class A shares, Class B shares or Class C shares. If Class A shares are used to fund the plan, all plan investments are treated as made by a single investor to determine whether a reduced sales charge is available. The regular sales charge table for Class A shares applies to purchases of $250,000 or more. If Class B shares are used to fund the plan and a plan participant has $250,000 or more invested in Class B shares, Class A shares are purchased with plan contributions attributable to the plan participant, unless the plan participant elects otherwise. Plan assets are not combined with investments made outside of the plan to determine the sales charge applicable to such investments. Investments made by plan participants outside of the plan are not included with plan assets to determine the sales charge applicable to the plan.

Shares of the funds are also available to participants of Princor 403(b) plans at the same sales charge levels available to other employer-sponsored Princor plans described above. However, contributions by plan participants are not combined to determine sales charges.

The Funds reserve the right to discontinue offering shares at net asset value and/or at a reduced sales charge at any time for new accounts and upon 60-days notice to shareholders of existing accounts. Other types of sponsored plans may be added in the future.

Class B shares
Class B shares are sold without an initial sales charge, although a CDSC is imposed if you redeem shares within six years of purchase. Class B shares purchased under certain sponsored Princor plans established after February 1, 1998, are subject to a CDSC of up to 3% if redeemed within five years of purchase. (See "Plans Other than Administered Employee Benefit Plans" above for discussion of sponsored Princor plans.) The following types of shares may be redeemed without charge at any time: (i) shares acquired by reinvestment of distributions and (ii) shares otherwise exempt from the CDSC, as described below. Subject to the foregoing exclusions, the amount of the charge is determined as a percentage of the lesser of the current market value or the cost of the shares being redeemed. Therefore, when a share is redeemed, any increase in its value above the initial purchase price is not subject to any CDSC. The amount of the CDSC will depend on the number of years since you invested and the dollar amount being redeemed, according to the following table:

                                                   Contingent Deferred Sales Charge
                                                          as a Percentage of
                                                    Dollar Amount Subject to Charge

                                                                                           For Certain Sponsored Plans
                                                                                             Commenced After 2/1/98

                                           All Funds                                      All Funds
      Years Since Purchase             Except LargeCap          LargeCap Stock         Except LargeCap        LargeCap Stock
                                       Stock Index and             Index and          Stock Index and            Index and
                                         Limited Term            Limited Term           Limited Term           Limited Term
             Payments Made                Bond Funds              Bond Funds              Bond Funds             Bond Funds

  2 years or less                            4.00%                  1.25%                   3.00%                  .75%
  more than 2 years, up to 4 years           3.00                   0.75                    2.00                   .50
  more than 4 years, up to 5 years           2.00                   0.50                    1.00                   .25
  more than 5 years, up to 6 years           1.00                   0.25                    None                    None
  more than 6 years                          None                   None                    None                    None

In determining whether a CDSC is payable on any redemption, the Fund first redeems shares not subject to any charge, and then shares held longest during the six (five) year period. For information on how sales charges are calculated if shares are exchanged, see "How To Exchange Shares Among Principal Mutual Funds" in the Prospectus.

The CDSC is waived on redemptions of Class B shares in connection with the following types of transactions:
a. Shares  redeemed  due to a  shareholder's death;
b. Shares redeemed due to the shareholder's disability, as defined in the Internal Revenue Code of 1986 (the "Code"), as amended;
c. Shares redeemed from retirement plans to satisfy minimum distribution rules or to satisfy substantially equal periodic payment calculation rules under the Code;
d.   Shares redeemed to pay surrender charges;
e.   Shares redeemed to pay retirement plan fees;
f. Shares redeemed involuntarily from small balance accounts (values of less than $300);
g. Shares redeemed through a systematic withdrawal plan that permits up to 10% of the value of a shareholder's Class B shares of a particular Fund on the last business day of December of each year to be withdrawn automatically in equal monthly installments throughout the year;
h. Shares redeemed from a retirement plan to assure the plan complies with Sections 401(k), 401(m), 408(k) and 415 of the Code; or
i. Shares redeemed from retirement plans qualified under Section 401(a) of the Code due to the plan participant's death, disability, retirement or separation from service after attaining age 55.

As principal underwriter, Princor received underwriting fees from the sale of shares for the periods indicated as follows:

                                                                                Underwriting Fees for
                                                                           Fiscal Years Ended October 31,

                   Fund                                       1999                      1998                     1997

Balanced Fund                                             $   689,518               $    716,315              $    518,345
Blue Chip Fund                                              1,419,225                 1,230, 098                   816,203
Bond Fund                                                     800,916                    887,870                   582,903
Capital Value Fund                                          1,647,688                  1,769,043                 1,383,995
Cash Management Fund                                           76,773                     19,171                    14,123
Government Securities Income Fund                             940,825                    846,821                   737,229
Growth Fund                                                 2,515,833                  2,079,726                 1,548,696
High Yield Fund                                               200,747                    335,156                   321,051
International Emerging Markets Fund                           111,950                    114,325                    33,588(1)
International Fund                                          1,032,623                  1,369,016                 1,524,740
International SmallCap Fund                                   156,120                    197,039                    38,421(1)
Limited Term Bond Fund                                         89,515                     77,191                    50,773
MidCap Fund                                                 1,677,041                  2,447,638                 2,152,664
Real Estate Fund                                               50,841                     53,280(2)                    N/A
SmallCap Fund                                                 453,831                    398,391(2)                    N/A
Tax-Exempt Bond Fund                                          576,841                    667,756                   558,697
Utilities Fund                                                513,501                    339,353                   169,904

   (1) Period from August 14, 1997 (Date Operations Commenced) through October 31, 1997.
   (2) Period from December 11, 1997 (Date Operations Commenced) through October 31, 1998.

Class C Shares
Class C shares are sold without a sales charge; however, Class C shares redeemed within one year of purchase are subject to a CDSC of 1% (.5% for LargeCap Stock Index and Limited Term Bond Funds). The charge is assessed on the amount equal to the lesser of the current market value or the original purchase cost of the shares being redeemed. The amount of the CDSC, if any, is calculated as a percentage of the amount being redeemed according to the following table.

                                                   Contingent Deferred Sales Charge
                                                          as a Percentage of
                                                    Dollar Amount Subject to Charge

                                                                                            For Certain Sponsored Plans
                                                                                              Commenced After 2/1/98

                                                 All Funds                                  All Funds
                                              Except LargeCap       LargeCap Stock       Except LargeCap      LargeCap Stock
                                              Stock Index and          Index and         Stock Index and         Index and
              Years Since Purchase             Limited Term          Limited Term         Limited Term         Limited Term
                 Payments Made                  Bond Funds             Bond Funds           Bond Funds           Bond Funds

         1 year or less                            1.00%                0.50%                 1.00%               0.50%
         more than 1 year                          None                  None                 None                None

For the purpose of determining the holding period of Class C shares, all payments during a month are aggregated and considered to have be made on the first day of that month. In processing redemptions of Class C shares, the Fund first redeems shares not subject to any CDSC, and then shares held for the shortest period of time during the one-year period. As a result, you pay the lowest possible CDSC.

The CDSC on Class C shares may be waived or reduced as follows:
     o for automatic redemptions (Periodic Withdrawal Plans) (limited to 10% of the value of the account);
     o if the redemption results from the death or a total and permanent disability (as defined in Section 72 of the Internal Revenue Code) occurring after the purchase of the shares being redeemed of a shareholder or participant in an employer-sponsored retirement plan;
     o if the distribution is part of a series of substantially equal payments made over the life expectancy of the participant or the joint life expectancy of the participant and his or her beneficiary; or
     o if the distribution is to a participant in an employer-sponsored retirement plan and is
          o    a return of excess employee deferrals or contributions,
          o    a qualifying hardship distribution as defined by the Code,
          o    from a termination of employment,
          o in the form of a loan to a participant in a plan which permits loans, or
          o from qualified defined contribution plan and represents a participant's directed transfer (provided that this privilege has been pre-authorized through a prior agreement with PFD regarding participant directed transfers).

The CDSC may be waived or reduced for either non-retirement or retirement plan accounts if the redemption is made pursuant to the Fund's right to liquidate or involuntarily redeem shares in a shareholder's account. The CDSC is not applicable if the selling broker-dealer elects, with Princor's approval, to waive receipt of the commission normally paid at the time of the sale.

Class C shares of the Cash Management Fund may be purchased only by exchange from other Class C share accounts. Class C shares do not convert into any other Class shares. Class C shares provide you the benefit of putting all your dollars to work from the time of investment, but have higher ongoing fees and lower dividends than Class A shares.

DISTRIBUTION PLAN

Rule 12b-1 of the Investment Company Act of 1940 (the "Act"), as amended, permits a mutual fund to finance distribution activities and bear expenses associated with the distribution of its shares provided that any payments made by the Fund are made pursuant to a written plan adopted in accordance with the Rule. A majority of the Board of Directors of each Fund, including a majority of the Directors who have no direct or indirect financial interest in the operation of the Plan or any agreements related to the Plan and who are not "interested persons" as defined in the Act, adopted the Distribution Plans as described below. No such Plan was adopted for Class A shares of the Cash Management Fund. Shareholders of each class of shares of each Fund approved the adoption of the Plan for their respective class of shares.

Class A Distribution Plan. Each of the Funds, except the Cash Management Fund, has adopted a distribution plan for the Class A shares. The Class A Plan provides that the Fund makes payments from its assets to Princor pursuant to this Plan to compensate Princor and other selling Dealers for providing shareholder services to existing Fund shareholders and rendering assistance in the distribution and promotion of the Fund Class A shares to the public. The Fund pays Princor a fee after the end of each month at an annual rate no greater than 0.25% (.15% for the LargeCap Stock Index and Limited Term Bond Funds) of the daily net asset value of the Fund. Princor retains such amounts as are appropriate to compensate for actual expenses incurred in distributing and promoting the sale of the Fund shares to the public but may remit on a continuous basis up to .25% (.15% for the LargeCap Stock Index and Limited Term Bond Funds) to Registered Representatives and other selected Dealers (including for this purpose, certain financial institutions) as a trail fee in recognition of their services and assistance.

Class B Distribution Plan. Each Class B Plan provides for payments by the Fund to Princor at the annual rate of up to 1.00% (.50% for the LargeCap Stock Index and Limited Term Bond Funds) of the Fund's average net asset attributable to Class B shares. Princor also receives the proceeds of any CDSC imposed on redemptions of such shares.

Although Class B shares are sold without an initial sales charge, Princor pays a sales commission equal to 4.00% (3.00% for certain sponsored plans or 1.25% for the LargeCap Stock Index and Limited Term Bond Funds) of the amount invested to dealers who sell such shares. These commissions are not paid on exchanges from other Principal Mutual Funds. In addition, Princor may remit on a continuous basis up to .25% (.15% for the LargeCap Stock Index and Limited Term Bond Funds) to the Registered Representatives and other selected Dealers (including for this purpose, certain financial institutions) as a trail fee in recognition of their services and assistance.

Class C Distribution Plan. Each Class C Plan provides for payments by the Fund to Princor at the annual rate of up to 1.00% (.50% for the LargeCap Stock Index and Limited Term Bond Funds) of the Fund's average net asset attributable to Class C shares. Princor also receives the proceeds of any CDSC imposed on redemptions of such shares.

Class C shares are sold without an initial sales charge. Princor may remit on a continuous basis up to 1.00% (.50% for the LargeCap Stock Index and Limited Term Bond Funds) to the Registered Representatives and other selected Dealers (including for this purpose, certain financial institutions) as a trail fee in recognition of their services and assistance.

Class R Distribution Plan. Each of the Funds, except the Tax-Exempt Bond Fund, has adopted a distribution plan for the Class R shares. Each Class R Plan (except the LargeCap Stock Index Fund) provides for payments by the Fund to Princor at the annual rate of up to .75% of the Fund's average net assets attributable to Class R shares. The Class R Plan for the LargeCap Stock Index Fund provides for payments from the Fund to Princor at the annual rate of up to
 .65% of the Fund's average net assets attributable to Class R shares

Although Class R shares are sold without an initial sales charge, Princor incurs certain distribution expenses. In addition, Princor may remit on a continuous basis up to .25% to Registered Representatives and other selected Dealers (including, for this purpose, certain financial institutions) as a trail fee in recognition of their ongoing services and assistance.

General Information Regarding Distribution Plans. A representative of Princor provides to each Fund's Board of Directors, and the Board reviews, at least quarterly, a written report of the amounts expended pursuant to the Plans and the purposes for which such expenditures were made.

If expenses under a Class A, Class B or Class R Plan exceed the compensation limit for Princor described in the Plan in any one fiscal year, the Fund does not carry over such expenses to the next fiscal year. The Funds have no legal obligation to pay any amount pursuant to these Plans that exceeds the compensation limit. The Funds do not pay, directly or indirectly, interest, carrying charges, or other financing costs in connection with these Plans. If the aggregate payments received by Princor under these Plans in any fiscal year exceed the expenditures made by Princor in that year pursuant to the Plan, Princor promptly reimburses the Fund for the amount of the excess.

The Funds pay Princor the compensation described in the Class C Plan. The amount of the payment and the distribution expenses are reviewed annually by the Board of Directors of each Fund.

The amount received from each Fund and retained by Princor during the year ended October 31, 1999 and the manner in which such amounts were spent pursuant to the Class A Distribution Plan for the last fiscal period of each of the Funds were as follows:

                                                                             Expenditures

                                              Prospectus and                               Registered
                                                Shareholder                   Salaries   Representative
                                   Amount         Report          Sales           &           Sales        Service        Total
              Fund                Retained       Printing       Brochures     Overhead      Materials       Fees      Expenditures

Balanced                          $             $               $             $             $              $            $
Blue Chip
Bond
Capital Value
Government Securities Income
Growth
High Yield
International Emerging Markets
International
International SmallCap
Limited Term Bond
MidCap
Real Estate
SmallCap
Tax-Exempt Bond
Utilities

The amount received from each Fund and retained by Princor during the period ended October 31, 1999 and the manner in which such amounts were spent pursuant to the Class B Distribution Plan for the last fiscal period of each of the Funds were as follows:

                                                                             Expenditures

                                             Prospectus and                         Registered
                                               Shareholder              Salaries  Representative
                                   Amount        Report        Sales       &           Sales      Service                  Total
                 Fund             Retained      Printing     Brochures  Overhead     Materials     Fees    Commissions  Expenditures

Balanced                           $            $             $          $           $            $         $             $
Blue Chip
Bond
Capital Value
Cash Management
Government Securities Income
Growth
High Yield
International Emerging Markets
International
International SmallCap
Limited Term Bond
MidCap
Real Estate
SmallCap
Tax-Exempt Bond
Utilities

The amount received from each Fund and retained by Princor during the period ended October 31, 1999 and the manner in which such amounts were spent pursuant to the Class C Distribution Plan for the last fiscal period of each of the Funds were as follows:

                                                                             Expenditures

                                             Prospectus and                         Registered
                                               Shareholder              Salaries  Representative
                                   Amount        Report        Sales       &           Sales     Service                   Total
                 Fund             Retained      Printing     Brochures  Overhead      Materials    Fees     Commissions Expenditures

Balanced                               $         $            $          $             $           $          $            $
Blue Chip
Bond
Capital Value
Cash Management
Government Securities Income
Growth
High Yield
International Emerging Markets
International
International SmallCap
Limited Term Bond
MidCap
Real Estate
SmallCap
Tax-Exempt Bond
Utilities


The amount received from each Fund and retained by Princor during the period ended October 31, 1999 and the manner in which such amounts were spent pursuant to the Class R Distribution Plan for the last fiscal period of each of the Funds were as follows:

                                                                             Expenditures

                                              Prospectus and                 Registered
                                                Shareholder                Representative              Underwriter's
                                    Amount        Report          Sales         Sales        Service   Salaries and        Total
                 Fund              Retained      Printing       Brochures     Materials       Fees       Overhead      Expenditures

Balanced                            $             $              $             $              $         $                $
Blue Chip
Bond
Capital Value
Cash Management
Government Securities Income
Growth
High Yield
International Emerging Markets
International
International SmallCap
Limited Term Bond
MidCap
Real Estate
SmallCap
Utilities

A Plan may be terminated at any time by vote of a majority of the Directors who are not interested persons (as defined in the Act), or by vote of a majority of the outstanding voting securities of the class of shares of a Fund to which the Plan relates. Any change in a Plan that would materially increase the distribution expenses of a class of shares of a Fund provided for in the Plan requires approval of the shareholders of the class of shares to which such increase would relate.

While a Distribution Plan is in effect for a Fund, the selection and nomination of Directors who are not interested persons of that Fund is at the discretion of the Directors who are not interested persons.

Each Plan continues in effect from year to year as long as its continuance is specifically approved at least annually by a majority vote of the directors of the Fund including a majority of the non-interested directors. The Plans for Classes A, B, C and R shares were last approved by the Board of Directors of all Funds, including a majority of the non-interested directors, on December 13, 1999.

DETERMINATION OF NET ASSET VALUE OF FUNDS' SHARES

Growth-Oriented and Income-Oriented Funds

The share price of each class of the Growth-Oriented and Income-Oriented Funds is calculated each day that the New York Stock Exchange is open. The Funds treat as customary national business holidays the days when the New York Stock Exchange is closed (New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day).

The share price for each class of shares for each Fund is determined by dividing the value of securities in the Fund's investment portfolio plus all other assets attributable to that class, less all liabilities attributable to that class, by the number of Fund shares of that class outstanding. Securities for which market quotations are readily available, including options and futures traded on an exchange, are valued at market value, which is for exchanged-listed securities, the closing price; for United Kingdom-listed securities, the marketmaker provided price; and for non-listed equity securities, the bid price. Non-listed corporate debt securities, government securities and municipal securities are usually valued using an evaluated bid price provided by a pricing service. If closing prices are unavailable for exchange-listed securities, generally the bid price, or in the case of debt securities an evaluated bid price, is used to value such securities. When reliable market quotations are not considered to be readily available, which may be the case, for example, with respect to certain debt securities, preferred stocks, foreign securities and over-the-counter options, the investments are valued by using market quotations considered reliable, prices provided by market makers, which may include dealers with which the Fund has executed transactions, or estimates of market values obtained from yield data and other factors relating to instruments or securities with similar characteristics in accordance with procedures established in good faith by the Board of Directors. Securities with remaining maturities of 60 days or less are valued at amortized cost. Other assets are valued at fair value as determined in good faith through procedures established by the Board of Directors of the Fund.

Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the New York Stock Exchange. The values of foreign securities used to compute the share prices are usually determined when the foreign market closes. Occasionally, events which affect the values of such securities and foreign currency exchange rates occur between the times at which the values are generally determined and the close of the New York Stock Exchange and would therefore not be reflected in the computation of the Fund's net asset value. If events materially affecting the value of securities occur during such period, the securities are valued at their fair value as determined in good faith by the Manager under procedures established and regularly reviewed by the Board of Directors. To the extent a Fund invests in foreign securities listed on foreign exchanges which trade on days on which the Fund does not determine its net asset value, for example Saturdays and other customary national U.S.
holidays, the Fund's net asset value could be significantly affected on days when shareholders have no access to the Fund.

Certain securities issued by companies in emerging market countries may have more than one quoted valuation at any given point in time, sometimes referred to as a "local" price and a "premium" price. The premium price is often a negotiated price which may not consistently represent a price at which a specific transaction can be effected. It is the policy of the International Emerging Markets Fund, International Fund and International SmallCap Fund to value such securities at prices at which it is expected those shares may be sold, and the Manager or any Sub-Advisor is authorized to make such determinations subject to such oversight by the Fund's Board of Directors as may from time to time be necessary.

Money Market Fund

The share price of each class of shares of the Cash Management Fund is determined at the same time and on the same days as the Growth-Oriented and Income-Oriented Funds as described above. The share price for each class of shares of the Fund is computed by dividing the total value of the Fund's securities and other assets, less liabilities, by the number of Fund shares outstanding.

All securities held by the Cash Management Fund are valued on an amortized cost basis. Under this method of valuation, a security is initially valued at cost; thereafter, the Fund assumes a constant proportionate amortization in value until maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the security. While this method provides certainty in valuation, it may result in periods during which value, as determined by amortized cost, is higher or lower than the price that would be received upon sale of the security.

Use of the amortized cost valuation method by the Cash Management Fund requires the Fund to maintain a dollar weighted average maturity of 90 days or less and to purchase only obligations that have remaining maturities of 397 days or less or have a variable or floating rate of interest. In addition, the Fund invests only in obligations determined by its Board of Directors to be of high quality with minimal credit risks.

The Board of Directors for the Cash Management Fund has established procedures designed to stabilize, to the extent reasonably possible, the Fund's price per share as computed for the purpose of sales and redemptions at $1.00. Such procedures include a directive to the Manager to test price the portfolio or specific securities on a weekly basis using a mark-to-market method of valuation to determine possible deviations in the net asset value from $1.00 per share. If such deviation exceeds 1/2 of 1%, the Board promptly considers what action, if any, will be initiated. In the event the Board determines that a deviation exists  which  may  result in  material  dilution  or other  unfair  results  to shareholders, the Board takes such corrective action as it regards as appropriate, including: sale of portfolio instruments prior to maturity; the withholding of dividends; redemptions of shares in kind; the establishment of a net asset value per share based upon available market quotations; or splitting, combining or otherwise recapitalizing outstanding shares. The Fund may also reduce the number of shares outstanding by redeeming proportionately from shareholders, without the payment of any monetary compensation, such number of full and fractional shares as is necessary to maintain the net asset value at $1.00 per share.

PERFORMANCE CALCULATION

The Principal Mutual Funds advertise their performance in terms of total return or yield for each class of shares. The figures used for total return and yield are based on the past performance of a Fund. They show the performance of a hypothetical investment and are not intended to indicate future performance. Total return and yield vary from time to time depending upon:
o    market conditions
o    the composition of a Fund's portfolio
o    operating expenses

These factors and differences in the methods used in calculating performance figures should be considered when comparing a Fund's performance to the performance of other investments.

A Fund may include in its advertisements performance rankings and other performance-related information published by independent statistical services or publishers, such as
o    Baron's, Changing Times
o    Forbes
o    Fortune
o    Investment Advisor
o    Lipper Analytical Services
o    Money Magazine
o    Stanger's Investment Advisor
o    The Wall Street Journal
o    USA Today
o    U.S. News
o    Weisenberger Investment Companies Services
o    W. R. Kipplinger's Personal Finance

A Fund may also include in its advertisements comparisons of the performance of the Fund to that of various market indices, such as:
o    Bond Buyer Municipal Index
o    Dow Jones Industrials Index
o    Dow Jones Utility Index with Income
o    Lehman Brothers BAA Corporate Index
o    Lehman Brothers GNMA Index
o    Lehman Brothers High Yield Index
o    Lehman Brothers Municipal Bond Index
o    Lehman Brothers Revenue Bond Index
o    Brothers Mutual Fund Short Government/Corporate Index
o    Lehman Brothers Intermediate Government/Corporate Index
o    Lehman Brothers Government/Corporate Bond Index
o    Merrill Lynch Corporate Government Bond Index
o    Morgan Stanley Capital International EAFE (Europe,  Australia and Far East)
     Index
o    Morgan Stanley Capital International EMF (Emerging Markets) Index
o    Morgan Stanley REIT Index
o    Salomon Brothers Investment Grade Bond Index
o    S&P 400 Index
o    S&P 500 Index
o    S&P 600 Index
o    Valueline
o    World Index

Total Return

The Growth-Oriented and Income-Oriented Funds include its average annual total return for the one-, five- and ten-year periods as of the last day of the most recent calendar quarter when advertising total return figures. If the Fund or class has been in existence for a shorter time period, it uses the time from the beginning of the Fund (or class) to the end of the most recent calendar quarter.

Average annual total return is calculated by comparing an initial $1,000 investment to the redeemable value of the Fund at the end of 1, 5 or 10 years (or from the Fund's inception date).

     Initial Investment - $1,000 less maximum front-end sales charge (in the case of Class A shares)
     Ending redeemable value - assumes the reinvestment of all dividends and capital gains at net asset value less the applicable contingent deferred sales charge (in the case of Class B or Class C shares).

A Fund may also include in its advertising average annual total return for some other period or cumulative total return for a specified period. These returns may include reduced sales charges, reflect no sales charge or CDSC in order to illustrate the change in a Fund's net asset value over time. Cumulative total return is calculated:

                   (Ending redeemable value less the initial investment)
                                      Initial investment

The following table shows as of October 31, 1999 average annual returns for Class A shares for each of the Funds for the periods indicated:
                 Fund                     1-Year      5-Year        10-Year

   Balanced Fund                          (0.07)%     11.06%         9.80%
   Blue Chip Fund                         11.50       18.81         14.01(1)
   Bond Fund                              (9.53)       6.83          7.22
   Capital Value Fund                     (1.84)      16.22         12.42
   Government Securities Income Fund      (3.30)       7.16          7.13
   Growth Fund                            11.94       17.89         16.38
   High Yield Fund                        (2.02)       5.90          6.36
   International Emerging Markets Fund    24.74       (5.53)(3)
   International Fund                     10.72       10.21         11.04
   International SmallCap Fund            47.25       19.94(3)
   Limited Term Bond Fund                  0.31        4.67(4)
   MidCap Fund                             0.60       11.98         13.15
   Real Estate Fund                       (8.87)     (13.27)
   SmallCap Fund                          28.20        4.16
   Tax-Exempt Bond Fund                   (7.09)       5.82          6.07
   Utilities Fund                          9.35       17.29         12.02(2)

   (1)Period beginning March 1, 1991 and ending October 31, 1999.
   (2)Period beginning December 16, 1992 and ending October 31, 1999.
   (3)Period beginning August 29, 1997 and ending October 31, 1999.
   (4)Period beginning February 29, 1996 and ending October 31, 1999.
   (5)Period beginning January 1, 1998 and ending October 31, 1999.

The following table shows as of October 31, 1999 average annual returns for Class B shares for each of the Funds for the period indicated:
                 Fund                       1-Year           5-Year

   Balanced Fund                             0.06%           12.31(1)
   Blue Chip Fund                           12.09            20.30(1)
   Bond Fund                                (6.36)            6.72(1)
   Capital Value Fund                       (1.57)           18.12(1)
   Government Securities Income Fund        (3.17)            7.17(1)
   Growth Fund                              12.75            20.29(1)
   High Yield Fund                          (1.76)            6.05(1)
   International Emerging Markets Fund      25.91            (5.67)(2)
   International Fund                       11.27            12.45(1)
   International SmallCap Fund              49.42            20.65(2)
   Limited Term Bond Fund                    0.08             4.49(3)
   MidCap Fund                               1.09            14.26(1)
   Real Estate Fund                         (8.79)          (13.20)(4)
   SmallCap Fund                            29.29             4.16(4)
   Tax-Exempt Bond Fund                     (6.73)            6.48(1)
   Utilities Fund                            9.85            17.88(1)

  (1)Period beginning December 9, 1994 and ending October 31, 1999.
  (2)Period beginning August 29, 1997 and ending October 31, 1999.
  (3)Period beginning February 29, 1996 and ending October 31, 1999.
  (4)Period beginning January 1, 1998 and ending October 31, 1999.

The following table shows as of October 31, 1999 average annual returns for Class C shares for each of the Funds for the period indicated:
                 Fund                                         1-Year(1)

   Balanced Fund                                              (5.67)%
   Blue Chip Fund                                             (2.29)
   Bond Fund                                                  (1.40)
   Capital Value Fund                                         (8.42)
   Government Securities Income Fund                           0.11
   Growth Fund                                                (4.75)
   High Yield Fund                                            (1.99)
   International Emerging Markets Fund                        (5.47)
   International Fund                                          2.95
   International SmallCap Fund                                16.81
   Limited Term Bond Fund                                      0.34
   MidCap Fund                                                (9.36)
   Real Estate Fund                                          (11.21)
   SmallCap Fund                                               0.53
   Tax-Exempt Bond Fund                                       (3.59)
   Utilities Fund                                             (1.47)

  (1)Period beginning June 30, 1999 and ending October 31, 1999.

The following table shows as of October 31, 1999 average annual returns for Class R shares for each of the Funds for the period indicated:
                 Fund                           1-Year               5-Year

   Balanced Fund                                 4.21%               10.14%(1)
   Blue Chip Fund                               16.31                17.46(1)
   Bond Fund                                    (2.45)               (4.76)(1)
   Capital Value Fund                            2.35                14.57(1)
   Government Securities Income Fund             0.78                 5.25(1)
   Growth Fund                                  16.78                16.29(1)
   High Yield Fund                               2.01                 3.88(1)
   International Emerging Markets Fund          30.93                (3.46)(2)
   International Fund                           15.27                12.18(1)
   International SmallCap Fund                  54.61                22.77(2)
   Limited Term Bond Fund                        1.13                 4.48(1)
   MidCap Fund                                   4.89                 7.49(1)
   Real Estate Fund                             (4.70)              (11.07)(3)
   SmallCap Fund                                33.85                 6.77(3)
   Utilities Fund                               13.97                15.54(1)

  (1)Period  beginning  February  29, 1996 and ending  October 31,  1999.
  (2)Period  beginning  August 29, 1997 and ending  October 31,  1999.
  (3) Period beginning January 1, 1998 and ending October 31, 1999.

Yield

Income-Oriented Funds
Each Income-Oriented Fund computes a yield by:
1.   calculating  net  investment  income  per share for a 30 day (or one month)
     period
2.   annualizing  net  investment   income  per  share,   assuming   semi-annual
     compounding
3. dividing the annualized net investment income by the maximum public offering price for Class A shares or the net asset value for Class B, Class C and Class R shares for the last day of the same period.
The following table shows as of October 31, 1999 the yield for each class of shares for each of the Income-Oriented Funds:

                                                                   Yield as of October 31, 1999

                   Fund                              Class A           Class B          Class C           Class R

Bond Fund                                             7.40%            6.63%             6.56%             6.79%
Government Securities Income Fund                     6.34             5.48              5.50              5.76
High Yield Fund                                       9.69             8.74              8.87              8.56
Limited Term Bond Fund                                6.23             5.83              5.83              5.58
Tax-Exempt Bond Fund                                  4.94             4.54              3.96              N/A

The  Tax-Exempt   Bond  Fund  may  advertise  a   tax-equivalent   yield.   Your
tax-equivalent yield would be calculated by:

   [(Tax-exemptportion of the yield) divided by (1 minus  your tax  rate)] plus
             [any portion  of  the  yield  which  is not tax-exempt]

As of October 31, 1999 the Fund's tax-equivalent yields for Class A , Class B and Class C shares were as follows:

             Tax-Equivalent Yield                  Assumed
     Class A       Class B       Class C           Tax Rate

      6.53%         6.31%        5.50%              28.0%
      7.34          7.09         6.19               36.0
      7.78          7.52         6.56               39.6

Money Market Fund

The Cash Management Fund advertises its yield and its effective yield.

Yield is computed by:
o determining the net change (excluding shareholder purchases and redemptions) in the value of a hypothetical pre-existing account having a balance of one share at the beginning of the period
o dividing the difference by the value of the account at the beginning of the base period to obtain the base period return
o multiplying the base period return by (365/7) with the resulting yield figure carried to at least the nearest hundredth of one percent.

The following table shows as of October 31, 1999 the yield for each class of shares for the Cash Management Fund:

                                       Yield as of October 31, 1999

           Fund             Class A       Class B        Class C         Class R

Cash Management Fund         5.17%         4.75%          4.65%           3.63%

There may be a difference in the net investment income per share used to calculate yield and the net investment income per share used for dividend purposes. This is because the calculation for yield purposes does not include net short-term realized gains or losses on the Fund's investment, which are included in the calculation for dividend purposes.

Effective yield is computed by:
o determining the net change (excluding shareholder purchases and redemptions) in the value of a hypothetical pre-existing account having a balance of one share at the beginning of the period
o dividing the difference by the value of the account at the beginning of the base period to obtain the base period return compounding the base period return by adding 1, raising the sum to a power equal to 365 divided by 7, and subtracting 1 from the result.
The resulting effective yield figure is carried to at least the nearest hundredth of one percent.
The following table shows as of October 31, 1999 the effective yield for each class of shares for the Cash Management Fund:

                                  Effective Yield as of October 31, 1999

              Fund          Class A       Class B        Class C         Class R

Cash Management Fund         5.30%         4.85%          3.69%           4.75%

The yield quoted at any time for the Cash Management Fund represents the amount that has earned during a specific, recent seven-day period and is a function of:
o    the quality of investments in the Fund's portfolio
o    types of investments in the Fund's portfolio
o    length of maturity of investments in the Fund's portfolio
o    Fund's operating expenses.

The length of maturity for the portfolio is calculated using the average dollar weighted maturity of all investments. This means that the portfolio has an average maturity of a stated number of days for its investments. The calculation is weighted by the relative value of each investment.

The yield for the Cash Management Fund will fluctuate daily as the income earned on the investments of the Fund fluctuates. There is no assurance the yield quoted on any given occasion will remain in effect for any period of time. It should also be emphasized that the Funds are open-end investment companies. There is no guarantee that the net asset value or any stated rate of return will remain constant. A shareholder's investment in the Fund is not insured. Investors comparing results of the Cash Management Fund with investment results and yields from other sources such as banks or savings and loan associations should understand these distinctions.
Historical and comparative yield information may be presented by the Funds.

A Fund may include in its  advertisements  the compounding  effect of reinvested
dividends   over  an  extended   period  of  time  as  shown  in  the  following
illustrations.

The Power of Compounding


Fund shareholders who reinvest their distributions get the advantage of compounding. Here's what happens to a $10,000 investment with monthly income reinvested at 6 percent, 8 percent and 10 percent over 20 years.

These figures assume no change in the value of principal. This chart is for illustration purposes only and is not an indication of the results a shareholder may receive as a shareholder of a specific Fund. The return and capital value of an investment in a Fund vary so that the value, when redeemed, may be worth more or less than the original cost.

     (chart)
Year     6%      8%         10%
  0   $10,000   $10,000  $10,000
 20   $32,071   $46,610  $67,275

A Fund may also include in its advertisements an illustration of the impact of income taxes and inflation on earnings from bank certificates of deposit ("CD's"). The interest rate on the hypothetical CD will be based upon average CD rates for a stated period as reported in the Federal Reserve Bulletin. The illustrated annual rate of inflation will be the core inflation rate as measured by the Consumer Price Index for the 12-month period ended as of the most recent month prior to the advertisement's publication. The illustrated income tax rate may include any federal income tax rate that may apply to individuals at the time the advertisement is published. Any such advertisement will indicate that, unlike bank CD's, an investment in the Fund is not insured nor is there any guarantee that the Fund's net asset value or any stated rate of return will remain constant.

An example of a typical calculation included in such advertisements is as follows: the after-tax and inflation-adjusted earnings on a bank CD, assuming a $10,000 investment in a six-month bank CD with an annual interest rate of ____% (monthly average six-month CD rate for the month of October, 1999, as reported in the Federal Reserve Bulletin) and an inflation rate of ____% (rate of inflation for the 12-month period ended October 31, 1999 as measured by the Consumer Price Index) and an income tax bracket of 28% would be $(105).

     ($10,000 x ___9%) / 2 = $___ Interest for six-month period
                             - __  Federal  income taxes (28%)
                             - __5 Inflation's impact on invested principal $(10,000 x ___%) / 2
                            ($___) After-tax, inflation-adjusted earnings
A Fund may also include in its advertisements an illustration of tax-deferred accumulation versus currently taxable accumulation in conjunction with the Fund's use as a funding vehicle for 403(b) plans, IRAs or other retirement plans. The illustration set forth below assumes a monthly investment of $200, an annual return of 8% compounded monthly, and a 28% tax bracket.

The information is for illustrative purposes only and is not meant to represent the performance of any of the Principal Mutual Funds. An investment in the Principal Mutual Funds is not guaranteed; values and returns generally vary with changes in market conditions.


                        Tax-deferred vs. taxable savings plan

                          _______________________________________  - $300,059

                          ---------------------------------------

                          _______________________________________  --- $192,844

                          ---------------------------------------

                          ---------------------------------------

                          ---------------------------------------

                          ---------------------------------------
                   Years:  5    10    15    20    25    30

                      -    With a tax-deferred savings plan
                      ---    Without a tax-deferred savings plan

TAX TREATMENT OF FUNDS, DIVIDENDS AND DISTRIBUTIONS

It is the policy of each Fund to distribute substantially all net investment income and net realized gains. Through such distributions, and by satisfying certain other requirements, each Fund intends to qualify for the tax treatment accorded to regulated investment companies under the applicable provisions of the Internal Revenue Code. This means that in each year in which a Fund qualifies, it is exempt from federal income tax upon the amount distributed to investors. The Tax Reform Act of 1986 imposed an excise tax on mutual funds which fail to distribute net investment income and capital gains by the end of the calendar year in accordance with the provisions of the Act. Each Fund intends to comply with the Act's requirements and to avoid this excise tax.

Dividends  from net  investment  income  will be  eligible  for a 70%  dividends received deduction generally available to corporations to the extent of the amount of qualifying dividends received by the Funds from domestic corporations for the taxable year. Distributions from the Cash Management Fund and Income-Oriented Funds are generally not eligible for the corporate dividend received deduction.

All taxable dividends and capital gains are taxable in the year in which distributed, whether received in cash or reinvested in additional shares. Dividends declared with a record date in December and paid in January are deemed to be distributed to shareholders in December. Each Fund informs its shareholders of the amount and nature of their taxable income dividends and capital gain distributions. Dividends from a Fund's net income and distributions of capital gains, if any, may also be subject to state and local taxation.

The Fund is required in certain cases to withhold and remit to the U.S. Treasury 31% of ordinary income dividends and capital gain dividends, and the proceeds of redemption of shares, paid to any shareholder (1) who has provided either an incorrect tax identification number or no number at all, (2) who is subject to backup withholding by the Internal Revenue Service for failure to report the receipt of interest or dividend income properly, or (3) who has failed to certify to the Fund that it is not subject to backup withholding or that it is a corporation or other "exempt recipient."

A shareholder recognizes gain or loss on the sale or redemption of shares of the Fund in an amount equal to the difference between the proceeds of the sales or redemption and the shareholder's adjusted tax basis in the shares. All or a portion of any loss so recognized may be disallowed if the shareholder purchases other shares of the Fund within 30 days before or after the sale or redemption. In general, any gain or loss arising from (or treated as arising from) the sale or redemption of shares of the Fund is considered capital gain or loss (long-term capital gain or loss if the shares were held for longer than one year). However, any capital loss arising from the sales or redemption of shares held for six months or less is disallowed to the extent of the amount of exempt-interest dividends received on such shares and (to the extent not disallowed) is treated as a long-term capital loss to the extent of the amount of capital gain dividends received on such shares. Capital losses in any year are deductible only to the extent of capital gains plus, in the case of a noncorporate taxpayer, $3,000 of ordinary income.

If a shareholder (i) incurs a sales load in acquiring shares of the Fund, (ii) disposes of such shares less than 91 days after they are acquired and (iii) subsequently acquires shares of the Fund or another fund at a reduced sales load pursuant to a right to reinvest at such reduced sales load acquired in connection with the acquisition of the shares disposed of, then the sales load on the shares disposed of (to the extent of the reduction in the sales load on the shares subsequently acquired) shall not be taken into account in determining gain or loss on the shares disposed of but shall be treated as incurred on the acquisition of the shares subsequently acquired.

Shareholders should consult their own tax advisors as to the federal, state and local tax consequences of ownership of shares of the Funds in their particular circumstances.

Special Tax Considerations

     Tax-Exempt Bond Fund

     The Tax-Exempt Bond Fund also intends to qualify to pay "exempt-interest dividends" to its shareholders. An exempt-interest dividend is that part of dividend distributions made by the Fund which consist of interest received by that Fund on tax-exempt Municipal Obligations. Shareholders incur no federal income taxes on exempt-interest dividends. However, these exempt-interest dividends may be taxable under state or local law. Fund shareholders that are corporations must include exempt-interest dividends in determining whether they are subject to the corporate alternative minimum tax. Exempt-interest dividends that derive from certain private activity bonds must be included by individuals as a preference item in determining whether they are subject to the alternative minimum tax. The Fund may also pay ordinary income dividends and distribute capital gains from time to time. Ordinary income dividends and distributions of capital gains, if any, are taxable for federal purposes.

     If a shareholder receives an exempt-interest dividend with respect to shares of the Funds held for six months or less, then any loss on the sale or exchange of such shares, to the extent of the amount of such dividend, is disallowed. If a shareholder receives a capital gain dividend with respect to shares held for six months or less, then any loss on the sale or exchange of such shares is treated as a long term capital loss to the extent the loss exceeds any exempt-interest dividend received with respect to such shares, and is disallowed to the extent of such exempt-interest dividend.

     Interest on indebtedness incurred or continued by a shareholder to purchase or carry shares of this Fund is not deductible. Furthermore, entities or persons who are "substantial users" (or related persons) under Section 147(a) of the Code of facilities financed by private activity bonds should consult their tax advisors before purchasing shares of the Fund.

     From time to time, proposals have been introduced before Congress for the purpose of restricting or eliminating the federal income tax exemption for interest on Municipal Obligations. If legislation is enacted that eliminates or significantly reduces the availability of Municipal Obligations, it could adversely affect the ability of the Fund to continue to pursue its investment objectives and policies. In such event, the Fund would reevaluate its investment objectives and policies.

     International Emerging Markets, International and International SmallCap Funds

     In each fiscal year when, at the close of such year, more than 50% of the value of the total assets of the International Emerging Market, International or the International SmallCap Funds are invested in securities of foreign corporations, the Fund may elect pursuant to Section 853 of the Code to permit shareholders to take a credit (or a deduction) for foreign income taxes paid by the Fund. In that case, shareholders should include in their report of gross income in their federal income tax returns both cash dividends received from the Fund and the amount which the Fund advises is their pro rata portion of foreign income taxes paid with respect to, or withheld from, dividends and interest paid to the Fund from its foreign investments. Shareholders are then entitled to subtract from their federal income taxes the amount of such taxes withheld, or treat such foreign taxes as a deduction from gross income, if that should be more advantageous. As in the case of individuals receiving income directly from foreign sources, the above-described tax credit or tax deduction is subject to certain limitations. Shareholders or prospective shareholders should consult their tax advisors on how these provisions apply to them.

     Futures Contracts and Options

     As previously discussed, some of the Principal Mutual Funds invest in futures contracts or options thereon, index options or options traded on qualified exchanges. For federal income tax purposes, capital gains and losses on futures contracts or options thereon, index options or options traded on qualified exchanges are generally treated as 60% long-term and 40% short-term. In addition, the Funds must recognize any unrealized gains and losses on such positions held at the end of the fiscal year. A Fund may elect out of such tax treatment, however, for a futures or options position that is part of an "identified mixed straddle" such as a put option purchased with respect to a portfolio security. Gains and losses on futures and options included in an identified mixed straddle are considered 100% short-term and unrealized gain or loss on such positions are not realized at year end. The straddle provisions of the Code may require the deferral of realized losses to the extent that a Fund has unrealized gains in certain offsetting positions at the end of the fiscal year. The Code may also require recharacterization of all or a part of losses on certain offsetting positions from short-term to long-term, as well as adjustment of the holding periods of straddle positions.

GENERAL INFORMATION AND HISTORY

The Funds were incorporated in Maryland on the following dates:

         Balanced Fund                           November 26, 1986
         Blue Chip Fund                          December 10, 1990
         Bond Fund                               December 2, 1986
         Capital Value Fund                      May 26, 1989
         Cash Management Fund                    June 10, 1982
         Government Securities Income Fund       September 5, 1984
         Growth Fund                             May 26, 1989
         High Yield Fund                         November 26, 1986
         International Emerging Markets Fund     May 27, 1997
         International Fund                      May 12, 1981
         International SmallCap Fund             May 27, 1997
         LargeCap Stock Index Fund               November 24, 1999
         Limited Term Bond Fund                  August 9, 1995
         MidCap Fund                             February 20, 1987
         Partners Aggressive Growth Fund         August 10, 1999
         Partners LargeCap Growth Fund           November 24, 1999
         Partners MidCap Growth Fund             November 24, 1999
         Real Estate Fund                        May 27, 1997
         SmallCap Fund                           August 13, 1997
         Tax-Exempt Bond Fund                    June 7, 1985
         Utilities Fund                          September 3, 1992


Effective  January 1, 1998, the following  changes were made to the names of the
Funds:

                            Old Fund Name                                                   New Fund Name

         Princor Balanced Fund, Inc.                                     Principal Balanced Fund, Inc.
         Princor Blue Chip Fund, Inc.                                    Principal Blue Chip Fund, Inc.
         Princor Bond Fund, Inc.                                         Principal Bond Fund, Inc.
         Princor Capital Accumulation Fund, Inc.                         Principal Capital Value Fund, Inc.
         Princor Cash Management Fund, Inc.                              Principal Cash Management Fund, Inc.
         Princor Emerging Growth Fund, Inc.                              Principal MidCap Fund, Inc.
         Princor Government Securities Income Fund, Inc.                 Principal Government Securities Income Fund, Inc.
         Princor Growth Fund, Inc.                                       Principal Growth Fund, Inc.
         Princor High Yield Fund, Inc.                                   Principal High Yield Fund, Inc.
         Princor Limited Term Bond Fund, Inc.                            Principal Limited Term Bond Fund, Inc.
         Princor Tax-Exempt Bond Fund, Inc.                              Principal Tax-Exempt Bond Fund, Inc.
         Princor Utilities Fund, Inc.                                    Principal Utilities Fund, Inc.
         Princor World Fund, Inc.                                        Principal International Fund, Inc.

FINANCIAL STATEMENTS

The financial statements for each of the Principal Mutual Funds (except the LargeCap Stock Index, Partners Aggressive Growth, Partners LargeCap Growth and Partners MidCap Growth Funds) for the year ended October 31, 1999 are a part of this Statement of Additional Information. The financial statements appear in the Annual Reports to Shareholders. Reports on those statements from Ernst & Young LLP, independent auditors, are included in the Annual Report and are also a part of this Statement of Additional Information. The Annual Reports are furnished, without charge, to investors who request copies of the Statement of Additional Information.

The statements of net assets of the Principal Partners Aggressive Growth Fund as of October 28, 1999, the LargeCap Stock Index, Partners LargeCap Growth and Partners MidCap Growth Funds as of February 28, 2000 and the reports of Ernst & Young LLP thereon are provided herein following the Appendix.

APPENDIX A

Description of Bond Ratings:

Moody's Investors Service, Inc. Bond Ratings

Aaa: Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa: Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

A: Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa: Bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba: Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B: Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa: Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca: Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C: Bonds which are rated C are the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

CONDITIONAL RATING: Bonds for which the security depends upon the completion of some act or the fulfillment of some condition are rated conditionally. These bonds secured by (a) earnings of projects under construction, (b) earnings of projects unseasoned in operation experience, (c) rentals which begin when facilities are completed, or (d) payments to which some other limiting condition attaches. Parenthetical rating denotes probable credit stature upon completion of construction or elimination of basis of condition.

RATING REFINEMENTS: Moody's may apply numerical modifiers, 1, 2 and 3 in each generic rating classification from Aa through B in its bond rating system. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and a modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

SHORT-TERM NOTES: The four ratings of Moody's for short-term notes are MIG 1, MIG 2, MIG 3 and MIG 4; MIG 1 denotes "best quality, enjoying strong protection from established cash flows"; MIG 2 denotes "high quality" with "ample margins of protection"; MIG 3 notes are of "favorable quality...but lacking the undeniable strength of the preceding grades"; MIG 4 notes are of "adequate quality, carrying specific risk for having protection...and not distinctly or predominantly speculative."

Description of Moody's Commercial Paper Ratings

Moody's Commercial Paper ratings are opinions of the ability to repay punctually promissory obligations not having an original maturity in excess of nine months. Moody's employs the following three designations, all judged to be investment grade, to indicate the relative repayment capacity of rated issuers:

Issuers rated Prime-1 (or related supporting institutions) have a superior capacity for repayment of short-term promissory obligations.

Issuers rated Prime-2 (or related supporting institutions) have a strong capacity for repayment of short-term promissory obligations.

Issuers rated Prime-3 (or related supporting institutions) have an acceptable capacity for repayment of short-term promissory obligations.

Issuers rated Not Prime do not fall within any of the Prime rating categories.

Description of Standard & Poor's Corporation's Debt Ratings:

A Standard & Poor's debt rating is a current assessment of the creditworthiness of an obligor with respect to a specific obligation. This assessment may take into consideration obligors such as guarantors, insurers, or lessees.

The debt rating is not a recommendation to purchase, sell or hold a security, inasmuch as it does not comment as to market price or suitability for a particular investor.

The ratings are based on current information furnished by the issuer or obtained by Standard & Poor's from other sources Standard & Poor's considers reliable. Standard & Poor's does not perform an audit in connection with any rating and may, on occasion, rely on unaudited financial information. The ratings may be changed, suspended or withdrawn as a result of changes in, or unavailability of, such information, or for other circumstances.

The ratings are based, in varying degrees, on the following considerations:

I. Likelihood of default -- capacity and willingness of the obligor as to the timely payment of interest and repayment of principal in accordance with the terms of the obligation;

II.  Nature of and provisions of the obligation;

III. Protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization or other arrangement under the laws of bankruptcy and other laws affecting creditor's rights.

AAA: Debt rated "AAA" has the highest rating assigned by Standard & Poor's. Capacity to pay interest and repay principal is extremely strong.

AA: Debt rated "AA" has a very strong capacity to pay interest and repay principal and differs from the highest-rated issues only in small degree.

A: Debt rated "A" has a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher-rated categories.

BBB: Debt rated "BBB" is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than for debt in higher-rated categories.

BB, B, CCC, CC:      Debt  rated  "BB",  "B",  "CCC"  and "CC" is  regarded,  on
                     balance,  as  predominantly   speculative  with  respect to
                     capacity to pay interest and repay  principal in accordance with the terms of the obligation. "BB" indicates the lowest
                     degree  of  speculation   and "CC"  the  highest  degree of
                     speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

C: The rating "C" is reserved for income bonds on which no interest is being paid.

D: Debt rated "D" is in default, and payment of interest and/or repayment of principal is in arrears.

Plus (+) or Minus (-): The ratings from "AA" to "B" may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

Provisional Ratings: The letter "p" indicates that the rating is provisional. A provisional rating assumes the successful completion of the project being financed by the bonds being rated and indicates that payment of debt service requirements is largely or entirely dependent upon the successful and timely completion of the project. This rating, however, while addressing credit quality subsequent to completion of the project, makes no comment on the likelihood of, or the risk of default upon failure of, such completion. The investor should exercise his own judgment with respect to such likelihood and risk.

NR: Indicates that no rating has been requested, that there is insufficient information on which to base a rating or that Standard & Poor's does not rate a particular type of obligation as a matter of policy.

Standard & Poor's, Commercial Paper Ratings

A Standard & Poor's Commercial Paper Rating is a current assessment of the likelihood of timely payment of debt having an original maturity of no more than 365 days. Ratings are graded into four categories, ranging from "A" for the highest quality obligations to "D" for the lowest. Ratings are applicable to both taxable and tax-exempt commercial paper. The four categories are as follows:

A: Issues assigned the highest rating are regarded as having the greatest capacity for timely payment. Issues in this category are delineated with the numbers 1, 2 and 3 to indicate the relative degree of safety.

A-1: This designation indicates that the degree of safety regarding timely payment is either overwhelming or very strong. Issues that possess overwhelming safety characteristics will be given a "+" designation.

A-2: Capacity for timely payment on issues with this designation is strong. However, the relative degree of safety is not as high as for issues designated "A-1".

A-3: Issues carrying this designation have a satisfactory capacity for timely payment. They are, however, somewhat more vulnerable to the adverse effects of changes in circumstances than obligations carrying the highest designations.

B: Issues rated "B" are regarded as having only an adequate capacity for timely payment. However, such capacity may be damaged by changing conditions or short-term adversities.

C: This rating is assigned to short-term debt obligations with a doubtful capacity for payment.

D: This rating indicates that the issue is either in default or is expected to be in default upon maturity.

The Commercial Paper Rating is not a recommendation to purchase or sell a security. The ratings are based on current information furnished to Standard & Poor's by the issuer and obtained by Standard & Poor's from other sources it considers reliable. The ratings may be changed, suspended, or withdrawn as a result of changes in or unavailability of, such information.

Standard & Poor's rates notes with a maturity of less than three years as follows:

SP-1: A very strong, or strong, capacity to pay principal and interest. Issues that possess overwhelming safety characteristics will be given a "+" designation.

SP-2:     A satisfactory capacity to pay principal and interest.

SP-3:     A speculative capacity to pay principal and interest.

                           PART C. OTHER INFORMATION

Item 23.  Exhibits.
--------  ---------

     (a)  (1)       Articles Supplementary (filed 2/26/96)
          (2)       Articles of Amendment and Restatement (filed 12/30/98)
          (3)       Articles Supplementary*

     (b)            By-laws*

     (d)  (1)       Management Agreement (filed 12/30/98)
          (2)       Sub-Advisory Agreement (filed 2/26/96)

     (e)  (1)       Distribution Agreement (filed 2/26/96)
          (2)       Selling Agreement*

     (f)            N/A

     (g)            Custodian Agreement (filed 2/26/96)

     (h)  (1)       Transfer Agency & Shareholder Services Agreement*
          (2)       Investment Service Agreement (filed 2/26/96)

     (i)            Legal Opinion (filed 2/26/96)

     (j)            Consents of Auditors**

     (k)            Financial Statements included in this Registration
                    Statement:

          (1)       Part A:
                         Financial Highlights for each of the five years in the period ended October 31, 1999.**
          (2)       Part B:
                         None

     (l)            Initial Capital Agreement (filed 2/26/96)

     (m)            Rule 12b-1 Plan

          (1)       A Share Plan (filed 12/14/95)
          (2)       B Share Plan (filed 12/14/95)
          (3)       C Share Plan*
          (4)       R Share Plan (filed 12/14/95)

     (n)            Financial Data Schedule

          (1)       Class A Shares*
          (2)       Class B Shares*
          (3)       Class C Shares*
          (4)       Class R Shares*

     (o)            Rule 18f-3 Plan*


*    Filed herein.
**   To be filed by amendment.



Item 24.  Persons Controlled by or Under Common Control with Registrant

          Principal   Financial   Services,   Inc.  (an  Iowa   corporation)  an
          intermediate holding company organized pursuant to Section 512A.14 of the Iowa Code.

          Subsidiaries   wholly-owned  by  Principal   Financial  Services, Inc.

          a. Principal Life Insurance Company (an Iowa corporation) a life group, pension and individual insurance company.

          b. Princor Financial Services Corporation (an Iowa Corporation) a registered broker-dealer.

          c.   PFG Do Brasil LTDA (Brazil) a Brazilian holding company.

          d. Principal Financial Services (Australia), Inc. (an Iowa holding company) formed to facilitate the acquisition of the Australian business of BT Australia.

          e. Principal Financial Services (NZ), Inc. (an Iowa holding company) formed to facilitate the acquisition of the New Zealand business of BT Australia.

          f. BT Funds Management (Singapore) Limited (a Singapore asset management company).

          g. Principal Capital Management (Europe) Limited a fund management company.

          h. Principal Capital Management (Ireland) Limited a fund management company.

          Subsidiary wholly-owned by Princor Financial Services Corporation:

          a.   Principal   Management   Corporation  (an  Iowa   Corporation)  a
               registered investment advisor.

          Subsidiary wholly-owned by PFG Do Brasil LTDA

          a.   Brasilprev    Previdencia   Privada    S.A.(Brazil)   a   pension
               administration company.

          Subsidiary wholly-owned by Principal Financial Services (Australia),
          Inc.:

          a. Principal Financial Group (Australia) Holdings Pty Ltd. an Australian holding company organized in connection with the contemplated acquisition of BT Australia Funds Management.

          Subsidiary wholly-owned by Principal Financial Group (Australia) Holdings Pty Ltd:

          a.   Principal  Financial  Group  (Australia)  Pty Ltd.  an  Australia
               holding   company   organized  on  connection  the   contemplated
               acquisition of BT Australia Funds Management.

          Subsidiary  wholly-owned by Principal  Financial Group (Australia) Pty
          Ltd:

          a. BT International (Australia) Limited (an Australian holding company).

          Subsidiary wholly-owned by BT International (Australia) Limited:

          a.   Bankers Trust Australia Limited (an Australian holding company).

          Subsidiary wholly-owned by Bankers Trust Australia Limited:

          a.   BT Australia Limited (an Australian holding company).

          Subsidiaries wholly-owned by BT Australia Limited:

          a. Bankers Trust Life Limited (an Australian financial services company).

          b. BT Funds Management Limited (an Australian financial services company).

          c.   BT  Funds  Management   (International)  Limited  (an  Australian
               financial services company).

          d. BT Tactical Asset Management Limited (an Australian financial services company).

          e.   BT  Securities   Limited  (an   Australian   financial   services
               company).

          f. BT (Queensland) Pty Limited (an Australian financial services company).

          g. BT Portfolio Services Limited (an Australian financial services company).

          h. BT Australia Corporate Services Pty Limited (an Australian services company).

          i.   Oniston Pty Ltd (an Australian financial services company).

          Subsidiaries wholly-owned by BT Portfolio Services Limited:

          a. BT Custodial Services Pty Ltd (an Australian financial services company).

          b.   BT Custodians Limited (an Australian financial services company).

          c. National Registry Services Pty Ltd. (an Australian financial services company).

          d. National Registry Services (WA) Pty Limited (an Australian financial services company).

          e. BT Finance & Investments Pty Ltd (an Australian financial services company).

          Subsidiaries and wholly-owned by BT Australia  Corporate  Services Pty
          Limited:

          a.   BT Finance Pty Ltd (an Australian financial services company).

          b. Chifley Services Pty Limited (an Australian financial services company).

          c.   BT  Nominees  Pty  Limited  (an  Australian   financial  services
               company).

          Subsidiary organized and wholly-owned by Principal  Financial Services
          (NZ), Inc.

          a. Principal Financial Group (NZ) Limited (a New Zealand holding company).

          Subsidiary  organized and  wholly-owned  by Principal  Financial Group
          (NZ) Limited:

          a. BT Portfolio Service (NZ) Limited (a New Zealand financial services company).

          b. BT New Zealand Nominees Limited (a New Zealand financial services company).

          c. BT Funds Management (NZ) Limited (a New Zealand financial services company).

          Principal Life Insurance Company sponsored the organization of the following mutual funds, some of which it controls by virtue of owning voting securities:

               Principal Balanced Fund, Inc.(a Maryland Corporation) 0.14% of shares outstanding owned by Principal Life Insurance Company (including subsidiaries and affiliates) on December 6, 1999.

               Principal Blue Chip Fund, Inc.(a Maryland Corporation) 0.78% of shares outstanding owned by Principal Life Insurance Company (including subsidiaries and affiliates) on December 6, 1999.

               Principal Bond Fund, Inc.(a Maryland Corporation) 0.63% of shares outstanding owned by Principal Life Insurance Company (including subsidiaries and affiliates) on December 6, 1999.

               Principal Capital Value Fund, Inc. (a Maryland Corporation) 23.63% of outstanding shares owned by Principal Life Insurance Company (including subsidiaries and affiliates)on December 6, 1999.

               Principal Cash Management Fund, Inc. (a Maryland Corporation) 5.86% of outstanding shares owned by Principal Life Insurance Company (including subsidiaries and affiliates) on December 6, 1999.

               Principal Government Securities Income Fund, Inc. (a Maryland Corporation) 0.03% of shares outstanding owned by Principal Life Insurance Company (including subsidiaries and affiliates) on December 6, 1999.

               Principal Growth Fund, Inc. (a Maryland Corporation) 0.37% of outstanding shares owned by Principal Life Insurance Company (including subsidiaries and affiliates) on December 6, 1999.

               Principal High Yield Fund, Inc. (a Maryland Corporation) 7.60% of shares outstanding owned by Principal Life Insurance Company (including subsidiaries and affiliates) on December 6, 1999.

               Principal International Emerging Markets Fund, Inc. (a Maryland Corporation) 37.34% of shares outstanding owned by Principal Life Insurance Company (including subsidiaries and affiliates) on December 6, 1999.

               Principal International Fund, Inc. (a Maryland Corporation) 24.44% of shares outstanding owned by Principal Life Insurance Company (including subsidiaries and affiliates) on December 6, 1999.

               Principal International SmallCap Fund, Inc. (a Maryland Corporation) 34.71% of shares outstanding owned by Principal Life Insurance Company (including subsidiaries and affiliates) on December 6, 1999.

               Principal Limited Term Bond Fund, Inc. (a Maryland Corporation) 20.71% of shares outstanding owned by Principal Life Insurance Company (including subsidiaries and affiliates) on December 6, 1999.

               Principal MidCap Fund, Inc. (a Maryland Corporation) 0.73% of shares outstanding owned by Principal Life Insurance Company (including subsidiaries and affiliates) on December 6, 1999

               Principal Partners Aggressive Growth Fund, Inc.(a Maryland Corporation) 42.96% of shares outstanding owned by Principal Life Insurance Company (including subsidiaries and affiliates) on December 6, 1999

               Principal Real Estate Fund, Inc. (a Maryland Corporation) 63.30% of shares outstanding owned by Principal Life Insurance Company (including subsidiaries and affiliates) on December 6, 1999

               Principal SmallCap Fund, Inc.(a Maryland Corporation) 15.15% of shares outstanding owned by Principal Life Insurance Company (including subsidiaries and affiliates) on December 6, 1999.

               Principal Special Markets Fund, Inc. (a Maryland Corporation) 83.30% of shares outstanding of the International Emerging Markets Portfolio, 41.88% of the shares outstanding of the International Securities Portfolio, 98.66% of shares outstanding of the International SmallCap Portfolio and 100% of the shares outstanding of the Mortgage-Backed Securities Portfolio were owned by Principal Life Insurance Company (including subsidiaries and affiliates) on December 6, 1999

               Principal Tax-Exempt Bond Fund, Inc. (a Maryland Corporation) 0.05% of shares outstanding owned by Principal Life Insurance Company (including subsidiaries and affiliates) on December 6, 1999.

               Principal Utilities Fund, Inc. (a Maryland Corporation) 0.26% of shares outstanding owned by Principal Life Insurance Company (including subsidiaries and affiliates) on December 6, 1999.

               Principal Variable Contracts Fund, Inc. (a Maryland Corporation) 100% of shares outstanding of the following Accounts owned by Principal Life Insurance Company and its Separate Accounts on December 6, 1999: Aggressive Growth, Asset Allocation, Balanced, Blue Chip, Bond, Capital Value, Government Securities, Growth, High Yield, International, International SmallCap, LargeCap Growth, MicroCap, MidCap, MidCap Growth, MidCap Value, Money Market, Real Estate, SmallCap, SmallCap Growth, SmallCap Value Stock Index 500, and Utilities.

          Subsidiaries  organized and  wholly-owned  by Principal Life Insurance
          Company:

          a. Principal Holding Company (an Iowa Corporation) a holding company wholly-owned by Principal Life Insurance Company.

          b. PT Asuransi Jiwa Principal Indonesia (an Indonesia Corporation) a life insuranced corporation which offers group and individual products.

          c. Principal Development Investors, LLC (a Delaware Corporation) a limited liability company engaged in acquiring and improving real property through development and redevelopment.

          d. Principal Capital Management, LLC (a Delaware Corporation) a limited liability company that provides investment management services.

          e. Principal Net Lease Investors, LLC (a Delaware Corporation) a limited liability company which operates as a buyer and seller of net leased investments.

          Subsidiaries wholly-owned by Principal Capital Management, LLC:

          a. Principal Structured Investments, LLC (a Delaware Corporation) a limited liability company that provides product development administration, marketing and asset management services associated with stable value products together with other related institutional financial services including derivatives, asset-liability management, fixed income investment management and ancillary money management products.

          b. Principal Enterprise Capital, LLC (a Delaware Corporation) a company engaged in the operation of nonresidential buildings.

          c. Principal Commercial Acceptance, LLC (a Delaware Corporation) a limited liability company involved in purchasing, managing and selling commercial real estate assets in the secondary market.

          d. Principal Real Estate Investors, LLC (a Delaware Corporation) a registered investment advisor.

          e. Principal Commercial Funding, LLC (a Delaware Corporation) a correspondent lender and service provider for loans.

          f. Principal Real Estate Services, LLC (a Delaware Corporation) a limited liability company which acts as a property manager and real estate service provider.

          Subsidiaries wholly-owned by Principal Holding Company:

          a. Principal Bank (a Federal Corporation) a Federally chartered direct delivery savings bank.

          b. Patrician Associates, Inc. (a California Corporation) a real estate development company.

          c. Petula Associates, Ltd. (an Iowa Corporation) a real estate development company.

          d. Principal Development Associates, Inc. (a California Corporation) a real estate development company.

          e. Principal Spectrum Associates, Inc. (a California Corporation) a real estate development company.

          f. Principal FC, Ltd. (an Iowa Corporation) a limited purpose investment corporation.

          g. Equity FC, Ltd. (an Iowa Corporation) engaged in investment transactions including limited partnership and limited liability companies.

          h.   HealthRisk   Resource  Group,   Inc.  (an  Iowa   Corporation)  a
               management services organization.

          i.   Invista  Capital   Management,   LLC  (an  Iowa   Corporation)  a
               registered investment adviser.

          j. Principal Residential Mortgage, Inc. (an Iowa Corporation) a residential mortgage loan broker.

          k. Principal Asset Markets, Inc. (an Iowa Corporation) a residential mortgage loan broker.

          l. Principal Portfolio Services, Inc. (an Iowa Corporation) a mortgage due diligence company.

          m. The Admar Group, Inc. (a Florida Corporation) a national managed care service organization that develops and manages preferred provider organizations.

          n. The Principal Financial Group, Inc. (a Delaware corporation) a general business corporation established in connection with the new corporate identity. It is not currently active.

          o. Principal Marketing Services, Inc. (a Delaware Corporation) a corporation formed to serve as an interface between marketers and manufacturers of financial services products.

          p. Principal Health Care, Inc. (an Iowa Corporation) a developer and administrator of managed care systems.

          q.   Dental-Net,  Inc.  (an Arizona  Corporation)  holding  company of
               Employers  Dental  Services;   a  managed  dental  care  services
               organization. HMO and dental group practice.

          r. Principal Financial Advisors, Inc. (an Iowa Corporation) a registered investment advisor.

          s.   Delaware  Charter  Guarantee  &  Trust  Company,   d/b/a  Trustar
               Retirement Services (a Delaware Corporation) a nondepository trust company.

          t. Professional Pensions, Inc. (a Connecticut Corporation) a corporation engaged in sales, marketing and administration of group insurance plans and serves as a record keeper and third party administrator for various clients' defined contribution plans.

          u. Principal Investors Corporation (a New Jersey Corporation) a registered broker-dealer with the Securities Exchange Commission. It is not currently active.

          v. Principal International, Inc. (an Iowa Corporation) a company formed for the purpose of international business development.

          Subsidiary wholly-owned by Petula Associates, Ltd.

          a. Magnus Properties, Inc. (an Iowa Corporation) which owns real estate.

          Subsidiary wholly-owned by Invista Capital Management, LLC:

          a.   Principal  Capital - Invista  Trust.  (a Delaware  Corporation) a
               business   trust  and   private   investment   company   offering
               non-registered units, initially, to tax-exempt entities.

         Subsidiary wholly-owned by Principal Residential Mortgage, Inc.:

          a. Principal Wholesale Mortgage, Inc. (an Iowa Corporation) a brokerage and servicer of residential mortgages.

          Subsidiaries wholly-owned by The Admar Group, Inc.:

          a. Admar Corporation (a California Corporation) a managed care services organization.

          Subsidiaries wholly-owned by Dental-Net, Inc.

          a. Employers Dental Services, Inc. (an Arizona corporation) a prepaid dental plan organization.

          Subsidiaries wholly-owned by Professional Pensions, Inc.:

          a. Benefit Fiduciary Corporation (a Rhode Island corporation) serves as a corporate trustee for retirement trusts.

          b. PPI Employee Benefits Corporation (a Connecticut corporation) a registered broker-dealer pursuant to Section 15(b) of the Securities Exchange Act an a member of the National Association of Securities Dealers (NASD), limited to the sale of open-end mutual funds and variable insurance products.

          c. Boston Insurance Trust, Inc. (a Massachusetts corporation) authorized by charter to serve as a trustee in connection with multiple-employer group life insurance trusts or arrangements, and to generally participate in the administration of insurance trusts.

          Subsidiaries wholly-owned by Principal International, Inc.:

          a.   Principal  International Espana, S.A. de Seguros de Vida (a Spain
               Corporation)  a  life  insurance  company   (individual   group),
               annuities and pension.

          b.   Zao Principal International (a Russia Corporation) inactive.

          c. Principal International Argentina, S.A. (an Argentina services corporation).

          d. Principal Asset Management Company (Asia) Ltd. (Hong Kong) a corporation which manages pension funds.

          e. Principal International Asia Limited (a Hong Kong Corporation) a corporation operating as a regional headquarters for Asia.

          f. Principal Insurance Company (Hong Kong) Limited (a Hong Kong Corporation) group life and group pension products.

          g.   Principal Trust Company (Asia) Limited (an Asia trust company).

          h. Principal International de Chile, S.A. (a Chile Corporation) a holding company.

          i. Principal Mexico Compania de Seguros, S.A. de C.V. (a Mexico Corporation) a life insurance company (individual and group), personal accidents.

          j. Principal Pensiones, S.A. de C.V. (a Mexico Corporation) a single premium annuity.

          k. Principal Afore, S.A. de C.V. (a Mexico Corporation), a pension administration company.

          l.   Principal   Consulting   (India)   Private   Limited   (an  India
               corporation) an India consulting company.

          Subsidiary wholly-owned by Principal International Espana, S.A. de Seguros de Vida:

          a. Princor International Espana Sociedad Anonima de Agencia de Seguros (a Spain Corporation) an insurance agency.

          Subsidiary wholly-owned by Principal International (Asia) Limited (Hong Kong):

          a. BT Funds Management (Asia) Limited (a Hong Kong Corporation) an asset management company.

          Subsidiaries wholly-owned by Principal International Argentina, S.A.:

          a.   Principal  Retiro  Compania  de  Seguros  de  Retiro,   S.A.  (an
               Argentina Corporation) an individual annuity/employee benefit company.

          b.   Principal   Life   Compania  de  Seguros,   S.A.  (an   Argentina
               Corporation) a life insurance company.

          Subsidiary wholly-owned by Principal International de Chile, S.A.:

          a. Principal Compania de Seguros de Vida Chile S.A. (a Chile Corporation) life insurance and annuity company.

          Subsidiary wholly-owned by Principal Compania de Seguros de Vida Chile
          S.A.:

          a.   Andueza  &  Principal   Creditos   Hipotecarios   S.A.  (a  Chile
               Corporation) a residential mortgage company.

          Subsidiary wholly-owned by Principal Afore, S.A. de C.V.:

          a. Siefore Principal, S.A. de C.V. (a Mexico Corporation) an investment fund company.

tem 25.       Indemnification

     Under Section 2-418 of the Maryland General Corporation Law, with respect to any proceedings against a present or former director, officer, agent or employee (a "corporate representative") of the Registrant, the Registrant may indemnify the corporate representative against judgments, fines, penalties, and amounts paid in settlement, and against expenses, including attorneys' fees, if such expenses were actually incurred by the corporate representative in connection with the proceeding, unless it is established that:

        (i) The act or omission of the corporate representative was material to the matter giving rise to the proceeding; and

               1.    Was committed in bad faith; or

               2.    Was the result of active and deliberate dishonesty; or

       (ii)    The  corporate   representative  actually  received  an  improper
               personal benefit in money, property, or services; or

      (iii)    In  the  case  of  any   criminal   proceeding,   the   corporate
               representative had reasonable cause to believe that the act or omission was unlawful.

     If a proceeding is brought by or on behalf of the Registrant, however, the Registrant may not indemnify a corporate representative who has been adjudged to be liable to the Registrant. Under the Registrant's Articles of Incorporation and Bylaws, directors and officers of Registrant are entitled to indemnification by the Registrant to the fullest extent permitted under Maryland law and the Investment Company Act of 1940. Reference is made to Article VI, Section 7 of the Registrant's Articles of Incorporation, Article 12 of Registrant's Bylaws and Section 2-418 of the Maryland General Corporation Law.

     The Registrant has agreed to indemnify, defend and hold the Distributor, its officers and directors, and any person who controls the Distributor within the meaning of Section 15 of the Securities Act of 1933, free and harmless from and against any and all claims, demands, liabilities and expenses (including the cost of investigating or defending such claims, demands or liabilities and any counsel fees incurred in connection therewith) which the Distributor, its officers, directors or any such controlling person may incur under the Securities Act of 1933, or under common law or otherwise, arising out of or based upon any untrue statement of a material fact contained in the Registrant's registration statement or prospectus or arising out of or based upon any alleged omission to state a material fact required to be stated in either thereof or necessary to make the statements in either thereof not misleading, except insofar as such claims, demands, liabilities or expenses arise out of or are based upon any such untrue statement or omission made in conformity with information furnished in writing by the Distributor to the Registrant for use in the Registrant's registration statement or prospectus: provided, however, that this indemnity agreement, to the extent that it might require indemnity of any person who is also an officer or director of the Registrant or who controls the Registrant within the meaning of Section 15 of the Securities Act of 1933, shall not inure to the benefit of such officer, director or controlling person unless a court of competent jurisdiction shall determine, or it shall have been determined by controlling precedent that such result would not be against public policy as expressed in the Securities Act of 1933, and further provided, that in no event shall anything contained herein be so construed as to protect the Distributor against any liability to the Registrant or to its security holders to which the Distributor would otherwise be subject by reason of willful misfeasance, bad faith, or gross negligence, in the performance of its duties, or by reason of its reckless disregard of its obligations under this Agreement. The Registrant's agreement to indemnify the Distributor, its officers and directors and any such controlling person as aforesaid is expressly conditioned upon the Registrant being promptly notified of any action brought against the Distributor, its officers or directors, or any such controlling person, such notification to be given by letter or telegram addressed to the Registrant.


Item 26.  Business or Other Connection of Investment Adviser

     A complete list of the officers and directors of the investment adviser, Principal Management Corporation, are set out below. This list includes some of the same people (designated by an *), who are serving as officers and directors of the Registrant. For these people the information as set out in the Statement of Additional Information (See Part B) under the caption "Directors and Officers of the Fund" is incorporated by reference.

     A complete list of the officers and directors of the investment adviser, Principal Management Corporation, are set out below. This list includes some of the same people (designated by an *), who are serving as officers and directors of the Registrant. For these people the information as set out in the Statement of Additional Information (See Part B) under the caption "Directors and Officers of the Fund" is incorporated by reference.

   John E. Aschenbrenner        Principal         Senior Vice President
   Director                     Financial Group   Principal Life Insurance
                                                  Company

   Craig R. Barnes              Same              President & Chief Executive
   Vice President                                 Officer, Invista Capital
                                                  Management LLC

  *Craig L. Bassett             Same              See Part B
   Treasurer

  *Michael J. Beer              Same              See Part B
   Executive Vice President

   David J. Drury               Same              Chief Executive Officer
   Director                                       and Chairman of the Board
                                                  Principal Life
                                                  Insurance Company

  *Ralph C. Eucher              Same              See Part B
   President and Director

  *Arthur S. Filean             Same              See Part B
   Vice President

   Dennis P. Francis            Same              Senior Vice President
   Director                                       Principal Life
                                                  Insurance Company

   Paul N. Germain              Same              Vice President -
   Vice President -                               Mutual Fund Operations
   Mutual Fund Operations                         Princor Financial Services
                                                  Corporation

  *Ernest H. Gillum             Same              See Part B
   Vice President - Compliance
   & Product Development

   Thomas J. Graf               Same              Senior Vice President
   Director                                       Principal Life
                                                  Insurance Company

  *J. Barry Griswell            Same              See Part B
   Chairman of the Board
   and Director

   Joyce N. Hoffman             Same              Vice President and
   Vice President and                             Corporate Secretary
   Corporate Secretary                            Principal Life
                                                  Insurance Company

   Ellen Z. Lamale              Same              Vice President & Chief Actuary
   Director                                       Principal Life Insurance
                                                  Company

   Julia M. Lawler              Same              Second Vice President
   Director                                       Principal Life Insurance
                                                  Company

   Gregg R. Narber              Same              Senior Vice President and
   Director                                       General Counsel
                                                  Principal Life
                                                  Insurance Company

   Richard L. Prey              Same              Senior Vice President
   Director                                       Principal Life Insurance
                                                  Company

   Layne A. Rasmussen           Same              Controller
   Controller -                                   Princor Financial Services
   Mutual Funds                                   Corporation

   Elizabeth R. Ring            Same              Controller- Broker Dealer
   Controller                                     Operations
                                                  Princor Financial Services
                                                  Corporation

  *Michael D. Roughton          Same              See Part B
   Counsel

   Jean B. Schustek             Same              Product Compliance Officer -
   Product Compliance Officer -                   Princor Financial Services
   Registered Products                            Corporation

     Principal Management Corporation serves as investment adviser and dividend disbursing and transfer agent for, Principal Balanced Fund, Inc., Principal Blue Chip Fund, Inc., Principal Bond Fund, Inc., Principal Capital Value Fund, Inc., Principal Cash Management Fund, Inc., Principal Government Securities Income Fund, Inc., Principal Growth Fund, Inc., Principal High Yield Fund, Inc., Principal International Emerging Markets Fund, Inc., Principal International Fund, Inc., Principal International SmallCap Fund, Inc., Principal LargeCap Stock Index Fund, Inc., Principal Limited Term Bond Fund, Inc., Principal MidCap Fund, Inc., Principal Partners Aggressive Growth Fund, Inc., Principal Partners LargeCap Growth Fund, Inc., Principal Partners MidCap Growth Fund, Inc., Principal Real Estate Fund, Inc., Principal SmallCap Fund, Inc., Principal
Special Markets Fund, Inc., Principal Tax-Exempt Bond Fund, Inc., Principal Utilities Fund, Inc., Principal Variable Contracts Fund, Inc. - funds sponsored by Principal Life Insurance Company.

Item 27.       Principal Underwriters

     (a) Princor Financial Services Corporation, principal underwriter for Registrant, acts as principal underwriter for, Principal Balanced Fund, Inc., Principal Blue Chip Fund, Inc., Principal Bond Fund, Inc., Principal Capital Value Fund, Inc., Principal Cash Management Fund, Inc., Principal Government Securities Income Fund, Inc., Principal Growth Fund, Inc., Principal High Yield Fund, Inc., Principal International Emerging Markets Fund, Inc., Principal International Fund, Inc., Principal International SmallCap Fund, Inc., Principal LargeCap Stock Index Fund, Inc., Principal Limited Term Bond Fund, Inc., Principal MidCap Fund, Inc., Principal Partners Aggressive Growth Fund, Inc., Principal Partners LargeCap Growth Fund, Inc., Principal Partners MidCap Growth Fund, Inc., Principal Real Estate Fund, Inc., Principal SmallCap Fund, Inc., Principal Special Markets Fund, Inc., Principal Tax-Exempt Bond Fund, Inc., Principal Utilities Fund, Inc., Principal Variable Contracts Fund, Inc. and for variable annuity contracts participating in Principal Life Insurance Company Separate Account B, a registered unit investment trust for retirement plans adopted by public school systems or certain tax-exempt organizations pursuant to
Section  403(b) of the Internal  Revenue  Code,  Section 457  retirement  plans,
Section 401(a) retirement plans, certain non- qualified deferred compensation plans and Individual Retirement Annuity Plans adopted pursuant to Section 408 of the Internal Revenue Code, and for variable life insurance contracts issued by Principal Life Insurance Company Variable Life Separate Account, a registered unit investment trust.

     (b)      (1)                 (2)                            (3)
                               Positions
                               and offices                    Positions and
  Name and principal           with principal                 offices with
  business address             underwriter                    registrant

  John E. Aschenbrenner        Director                      Director
  Principal
  Financial Group
  Des Moines, IA  50392

  Robert W. Baehr              Marketing Services            None
  Principal                    Officer
  Financial Group
  Des Moines, IA 50392

  Craig L. Bassett             Treasurer                     Treasurer
  Principal
  Financial Group
  Des Moines, IA 50392

  Michael J. Beer              Executive Vice President      Financial Officer
  Principal
  Financial Group
  Des Moines, IA 50392

  Jerald L. Bogart             Insurance License Officer     None
  Principal
  Financial Group
  Des Moines, IA 50392

  David J. Drury               Director                      None
  Principal
  Financial Group
  Des Moines, IA 50392

  Ralph C. Eucher              Director and                  President and
  Principal                    President                     Director
  Financial Group
  Des Moines, IA  50392

  Arthur S. Filean             Vice President                Vice President and
  Principal                                                  Secretary
  Financial Group
  Des Moines, IA 50392

  Dennis P. Francis            Director                      None
  Principal
  Financial Group
  Des Moines, IA 50392

  Paul N. Germain              Vice President-               None
  Principal                    Mutual Fund Operations
  Financial Group
  Des Moines, IA 50392

  Ernest H. Gillum             Vice President-               Assistant Vice
  Principal                    Compliance and Product        President
  Financial Group              Development
  Des Moines, IA 50392

  Thomas J. Graf               Director                      None
  Principal
  Financial Group
  Des Moines, IA 50392

  J. Barry Griswell            Director and                  Director and
  Principal                    Chairman of the               Chairman of the
  Financial Group              Board                         Board
  Des Moines, IA 50392

  Susan R. Haupts              Marketing Officer             None
  Principal
  Financial Group
  Des Moines, IA 50392

  Joyce N. Hoffman             Vice President and            None
  Principal                    Corporate Secretary
  Financial Group
  Des Moines, IA 50392

  Kraig L. Kuhlers             Marketing Officer             None
  Principal
  Financial Group
  Des Moines, IA 50392

  Ellen Z. Lamale              Director                      None
  Principal
  Financial Group
  Des Moines, IA  50392

  Julia M. Lawler              Director                      None
  Principal
  Financial Group
  Des Moines, IA  50392

  John R. Lepley               Senior Vice                   None
  Principal                    President - Marketing
  Financial Group              and Distribution
  Des Moines, IA 50392

  Gregg R. Narber              Director                      None
  Principal
  Financial Group
  Des Moines, IA 50392

  Kelly A. Paul                Systems & Technology          None
  Principal                    Officer
  Financial Group
  Des Moines, IA 50392

  Elise M. Pilkington          Assistant Director -          None
  Principal                    Retirement Consulting
  Financial Group
  Des Moines, IA  50392

  Richard L. Prey              Director                      None
  Principal
  Financial Group
  Des Moines, IA  50392

  Layne A. Rasmussen           Controller-Mutual Funds       None
  Principal
  Financial Group
  Des Moines, IA 50392

  Martin R. Richardson         Operations Officer-           None
  Principal                    Broker/Dealer Services
  Financial Group
  Des Moines, IA  50392

  Elizabeth R. Ring            Controller                    None
  Principal
  Financial Group
  Des Moines, IA 50392

  Michael D. Roughton          Counsel                       Counsel
  Principal
  Financial Group
  Des Moines, IA 50392

  Jean B. Schustek             Product Compliance Officer-   None
  Principal                    Registered Products
  Financial Group
  Des Moines, IA 50392

  Kyle R. Selberg              Vice President-               None
  Principal                    Marketing
  Financial Group
  Des Moines, IA 50392

  Minoo Spellerberg            Compliance Officer            None
  Principal
  Financial Group
  Des Moines, IA  50392

  Roger C. Stroud              Assistant Director-           None
  Principal                    Marketing
  Financial Group
  Des Moines, IA 50392

               (c)    Inapplicable.


Item 28.       Location of Accounts and Records

     All accounts, books or other documents of the Registrant are located at the offices of the Registrant and its Investment Adviser in the Principal Life Insurance Company home office building, The Principal Financial Group, Des Moines, Iowa 50392.

Item 29.       Management Services

               Inapplicable.

Item 30.       Undertakings

               Indemnification

     Reference is made to Item 27 above, which discusses circumstances under which directors and officers of the Registrant shall be indemnified by the Registrant against certain liabilities and expenses incurred by them by reason of being a director or officer of the Registrant.

     Notwithstanding the provisions of Registrant's Articles of Incorporation and Bylaws, the Registrant hereby makes the following undertaking:

     Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant, pursuant to the foregoing provisions or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant, in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person of the Registrant, in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue

               Shareholder Communications

     Registrant hereby undertakes to call a meeting of shareholders for the purpose of voting upon the question of removal of a director or directors when requested in writing to do so by the holders of at least 10% of the Registrant's outstanding shares of common stock and in connection with such meeting to comply with the provisions of Section 16(c) of the Investment Company Act of 1940 relating to shareholder communications

               Delivery of Annual Report to Shareholders

     The registrant hereby undertakes to furnish each person to whom a prospectus is delivered a copy of the registrant's latest annual report to shareholders, upon request and without charge.


                                   SIGNATURES


Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940 the Registrant has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized in the City of Des Moines and State of Iowa, on the 29th day of December, 1999.


                             Principal Balanced Fund, Inc.

                                       (Registrant)



                             By          /s/ R. C. Eucher
                                --------------------------------------
                                 R. C. Eucher
                                 President and Director


Attest:


/s/ A. S. Filean
--------------------------------------
A. S. Filean
Vice President and Secretary

Pursuant to the requirement of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

       Signature                         Title                          Date



/s/ R. C. Eucher
_____________________________      President and Director
R. C. Eucher                       (Principal Executive Officer)      12/29/1999



  (J. B. Griswell)*
_____________________________      Director and
J. B. Griswell                     Chairman of the Board              12/29/1999


/s/ M. J. Beer
_____________________________      Financial Officer (Principal
M. J. Beer                         Financial and Accounting Officer)  12/29/1999


   (J. E. Aschenbrenner)*
_____________________________      Director
J. E. Aschenbrenner                                                   12/29/1999


   (J. D. Davis)*
_____________________________      Director
J. D. Davis                                                           12/29/1999


   (P. A. Ferguson)*
_____________________________      Director
P. A. Ferguson                                                        12/29/1999


   (R. W. Gilbert)*
_____________________________      Director
R. W. Gilbert                                                         12/29/1999


   (W. C. Kimball)*
_____________________________      Director
W. C. Kimball                                                         12/29/1999


   (B. A. Lukavsky)*
_____________________________      Director
B. A. Lukavsky                                                        12/29/1999





                                         By    /s/ R. C. Eucher
                                           -------------------------------------
                                           R. C. Eucher
                                           President and Director


                                        *Pursuant to Powers of Attorney
                                         Previously Filed or Included

                                POWER OF ATTORNEY

The undersigned hereby constitutes and appoints R. C. Eucher, J. B. Griswell, M.
D. Roughton, E. H. Gillum and A. S. Filean and each of them (with full power to each of them to act alone), the undersigned's true and lawful attorney-in-fact and agent, with full power of substitution to each, for and on behalf and in the name of the undersigned, to execute and file any documents relating to registration under the Securities Act of 1933 and the Investment Company Act of 1940 with respect to open-end management investment companies currently organized or to be organized in the future which are sponsored by Principal Life Insurance Company, and any and all amendments thereto and reports thereunder with all exhibits and all instruments necessary or appropriate in connection therewith, each of said attorneys-in-fact and agents and his or their substitutes being empowered to act with or without the others or other, and to have full power and authority to do or cause to be done in the name and on behalf of the undersigned each and every act and thing necessary or appropriate to be done in order to effectuate the same, as fully to all intents and purposes as the undersigned might or could do in person; hereby ratifying and confirming all that said attorneys-in-fact and agents, or any of them, may do or cause to be done by virtue hereof.

IN WITNESS WHEREOF, the undersigned has hereunto set his hand this 13th day of December, 1999.


                                             /s/ John E. Aschenbrenner
                                             ____________________________
                                                 J. E. Aschenbrenner

                                POWER OF ATTORNEY

The undersigned hereby constitutes and appoints R. C. Eucher, J. B. Griswell, M.
D. Roughton, E. H. Gillum and A. S. Filean and each of them (with full power to each of them to act alone), the undersigned's true and lawful attorney-in-fact and agent, with full power of substitution to each, for and on behalf and in the name of the undersigned, to execute and file any documents relating to registration under the Securities Act of 1933 and the Investment Company Act of 1940 with respect to open-end management investment companies currently organized or to be organized in the future which are sponsored by Principal Life Insurance Company, and any and all amendments thereto and reports thereunder with all exhibits and all instruments necessary or appropriate in connection therewith, each of said attorneys-in-fact and agents and his or their substitutes being empowered to act with or without the others or other, and to have full power and authority to do or cause to be done in the name and on behalf of the undersigned each and every act and thing necessary or appropriate to be done in order to effectuate the same, as fully to all intents and purposes as the undersigned might or could do in person; hereby ratifying and confirming all that said attorneys-in-fact and agents, or any of them, may do or cause to be done by virtue hereof.

IN WITNESS WHEREOF, the undersigned has hereunto set his hand this 13th day of December, 1999.


                                             /s/ James D. Davis
                                             ____________________________
                                                 J. D. Davis

                                POWER OF ATTORNEY

The undersigned hereby constitutes and appoints J. B. Griswell,  M. D. Roughton,
E. H. Gillum and A. S. Filean and each of them (with full power to each of them to act alone), the undersigned's true and lawful attorney-in-fact and agent, with full power of substitution to each, for and on behalf and in the name of the undersigned, to execute and file any documents relating to registration under the Securities Act of 1933 and the Investment Company Act of 1940 with respect to open-end management investment companies currently organized or to be organized in the future which are sponsored by Principal Life Insurance Company, and any and all amendments thereto and reports thereunder with all exhibits and all instruments necessary or appropriate in connection therewith, each of said attorneys-in-fact and agents and his or their substitutes being empowered to act with or without the others or other, and to have full power and authority to do or cause to be done in the name and on behalf of the undersigned each and every act and thing necessary or appropriate to be done in order to effectuate the same, as fully to all intents and purposes as the undersigned might or could do in person; hereby ratifying and confirming all that said attorneys-in-fact and agents, or any of them, may do or cause to be done by virtue hereof.

IN WITNESS WHEREOF, the undersigned has hereunto set his hand this 13th day of December, 1999.


                                             /s/ Ralph C. Eucher
                                             ____________________________
                                                 R. C. Eucher

                                POWER OF ATTORNEY

The undersigned hereby constitutes and appoints R. C. Eucher, J. B. Griswell, M.
D. Roughton, E. H. Gillum and A. S. Filean and each of them (with full power to each of them to act alone), the undersigned's true and lawful attorney-in-fact and agent, with full power of substitution to each, for and on behalf and in the name of the undersigned, to execute and file any documents relating to registration under the Securities Act of 1933 and the Investment Company Act of 1940 with respect to open-end management investment companies currently organized or to be organized in the future which are sponsored by Principal Life Insurance Company, and any and all amendments thereto and reports thereunder with all exhibits and all instruments necessary or appropriate in connection therewith, each of said attorneys-in-fact and agents and his or their substitutes being empowered to act with or without the others or other, and to have full power and authority to do or cause to be done in the name and on behalf of the undersigned each and every act and thing necessary or appropriate to be done in order to effectuate the same, as fully to all intents and purposes as the undersigned might or could do in person; hereby ratifying and confirming all that said attorneys-in-fact and agents, or any of them, may do or cause to be done by virtue hereof.

IN WITNESS WHEREOF, the undersigned has hereunto set his hand this 13th day of December, 1999.


                                             /s/ P. A. Ferguson
                                             ____________________________
                                                 P. A. Ferguson

                                POWER OF ATTORNEY

The undersigned hereby constitutes and appoints R. C. Eucher, J. B. Griswell, M.
D. Roughton, E. H. Gillum and A. S. Filean and each of them (with full power to each of them to act alone), the undersigned's true and lawful attorney-in-fact and agent, with full power of substitution to each, for and on behalf and in the name of the undersigned, to execute and file any documents relating to registration under the Securities Act of 1933 and the Investment Company Act of 1940 with respect to open-end management investment companies currently organized or to be organized in the future which are sponsored by Principal Life Insurance Company, and any and all amendments thereto and reports thereunder with all exhibits and all instruments necessary or appropriate in connection therewith, each of said attorneys-in-fact and agents and his or their substitutes being empowered to act with or without the others or other, and to have full power and authority to do or cause to be done in the name and on behalf of the undersigned each and every act and thing necessary or appropriate to be done in order to effectuate the same, as fully to all intents and purposes as the undersigned might or could do in person; hereby ratifying and confirming all that said attorneys-in-fact and agents, or any of them, may do or cause to be done by virtue hereof.

IN WITNESS WHEREOF, the undersigned has hereunto set his hand this 13th day of December, 1999.


                                             /s/ Richard W. Gilbert
                                             ____________________________
                                                 R. W. Gilbert

                                POWER OF ATTORNEY

The undersigned hereby constitutes and appoints R. C. Eucher, M. D. Roughton, E.
H. Gillum and A. S. Filean and each of them (with full power to each of them to act alone), the undersigned's true and lawful attorney-in-fact and agent, with full power of substitution to each, for and on behalf and in the name of the undersigned, to execute and file any documents relating to registration under the Securities Act of 1933 and the Investment Company Act of 1940 with respect to open-end management investment companies currently organized or to be organized in the future which are sponsored by Principal Life Insurance Company, and any and all amendments thereto and reports thereunder with all exhibits and all instruments necessary or appropriate in connection therewith, each of said attorneys-in-fact and agents and his or their substitutes being empowered to act with or without the others or other, and to have full power and authority to do or cause to be done in the name and on behalf of the undersigned each and every act and thing necessary or appropriate to be done in order to effectuate the same, as fully to all intents and purposes as the undersigned might or could do in person; hereby ratifying and confirming all that said attorneys-in-fact and agents, or any of them, may do or cause to be done by virtue hereof.

IN WITNESS WHEREOF, the undersigned has hereunto set his hand this 13th day of December, 1999.


                                             /s/ J. Barry Griswell
                                             ____________________________
                                                 J. B. Griswell

                                POWER OF ATTORNEY

The undersigned hereby constitutes and appoints R. C. Eucher, J. B. Griswell, M.
D. Roughton, E. H. Gillum and A. S. Filean and each of them (with full power to each of them to act alone), the undersigned's true and lawful attorney-in-fact and agent, with full power of substitution to each, for and on behalf and in the name of the undersigned, to execute and file any documents relating to registration under the Securities Act of 1933 and the Investment Company Act of 1940 with respect to open-end management investment companies currently organized or to be organized in the future which are sponsored by Principal Life Insurance Company, and any and all amendments thereto and reports thereunder with all exhibits and all instruments necessary or appropriate in connection therewith, each of said attorneys-in-fact and agents and his or their substitutes being empowered to act with or without the others or other, and to have full power and authority to do or cause to be done in the name and on behalf of the undersigned each and every act and thing necessary or appropriate to be done in order to effectuate the same, as fully to all intents and purposes as the undersigned might or could do in person; hereby ratifying and confirming all that said attorneys-in-fact and agents, or any of them, may do or cause to be done by virtue hereof.

IN WITNESS WHEREOF, the undersigned has hereunto set his hand this 13th day of December, 1999.


                                             /s/ W. C. Kimball
                                             ____________________________
                                                 W. C. Kimball

                                POWER OF ATTORNEY

The undersigned hereby constitutes and appoints R. C. Eucher, J. B. Griswell, M.
D. Roughton, E. H. Gillum and A. S. Filean and each of them (with full power to each of them to act alone), the undersigned's true and lawful attorney-in-fact and agent, with full power of substitution to each, for and on behalf and in the name of the undersigned, to execute and file any documents relating to registration under the Securities Act of 1933 and the Investment Company Act of 1940 with respect to open-end management investment companies currently organized or to be organized in the future which are sponsored by Principal Life Insurance Company, and any and all amendments thereto and reports thereunder with all exhibits and all instruments necessary or appropriate in connection therewith, each of said attorneys-in-fact and agents and his or their substitutes being empowered to act with or without the others or other, and to have full power and authority to do or cause to be done in the name and on behalf of the undersigned each and every act and thing necessary or appropriate to be done in order to effectuate the same, as fully to all intents and purposes as the undersigned might or could do in person; hereby ratifying and confirming all that said attorneys-in-fact and agents, or any of them, may do or cause to be done by virtue hereof.

IN WITNESS WHEREOF, the undersigned has hereunto set his hand this 13th day of December, 1999.


                                             /s/ B. A. Lukavsky
                                             ____________________________
                                                 B. A. Lukavsky